UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-Q

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Schedule of Investments

Growth Stock Portfolio

Schedule of Investments

March 31, 2018 (unaudited)

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (16.6%)
Amazon.com, Inc.*	36,830	53,306
Aptiv PLC	96,910	8,234
Charter Communications, Inc. - Class A*	36,878	11,477
Chipotle Mexican Grill, Inc.*	16,516	5,337
Dollar Tree, Inc.*	103,396	9,812
The Home Depot, Inc.	120,777	21,527
Las Vegas Sands Corp.	168,355	12,105
O’Reilly Automotive, Inc.*	47,659	11,790
PVH Corp.	51,868	7,854
Tesla Motors, Inc.*	33,132	8,817
Wayfair, Inc.*	117,873	7,960

Total		158,219

Consumer Staples (4.8%)
Costco Wholesale Corp.	53,804	10,138
The Kraft Heinz Co.	99,447	6,194
Monster Beverage Corp.*	165,369	9,461
PepsiCo, Inc.	182,409	19,910

Total		45,703

Energy (0.6%)
Andeavor	62,255	6,260

Total		6,260

Financials (3.2%)
Ameriprise Financial, Inc.	88,654	13,116
The Progressive Corp.	283,706	17,286

Total		30,402

Health Care (14.4%)
ABIOMED, Inc.*	28,011	8,151
Becton, Dickinson and Co.	65,426	14,178
Biogen, Inc.*	23,225	6,359
BioMarin Pharmaceutical, Inc.*	61,585	4,993
Boston Scientific Corp.*	429,796	11,742
Bristol-Myers Squibb Co.	127,151	8,042

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
Edwards Lifesciences Corp.*	72,793	10,156
IDEXX Laboratories, Inc.*	58,664	11,228
Neurocrine Biosciences, Inc.*	95,294	7,903
UnitedHealth Group, Inc.	123,980	26,532
Vertex Pharmaceuticals, Inc.*	62,557	10,195
WellCare Health Plans, Inc.*	43,598	8,442
Zoetis, Inc.	113,796	9,503

Total		137,424

Industrials (11.3%)
Cintas Corp.	58,460	9,972
Fortive Corp.	197,336	15,298
Honeywell International, Inc.	129,313	18,687
PACCAR, Inc.	160,658	10,631
Quanta Services, Inc.*	226,940	7,795
Raytheon Co.	63,591	13,724
Union Pacific Corp.	137,989	18,550
United Technologies Corp.	102,431	12,888

Total		107,545

Information Technology (41.6%)
Activision Blizzard, Inc.	209,493	14,132
Alphabet, Inc. - Class C*	30,141	31,099
Apple, Inc.	358,957	60,226
Arista Networks, Inc.*	26,586	6,787
Broadcom, Ltd.	94,238	22,207
Facebook, Inc. - Class A*	197,498	31,558
First Data Corp.*	467,407	7,479
Fortinet, Inc.*	217,548	11,656
HubSpot, Inc.*	95,730	10,368
Microsoft Corp.	607,774	55,472
NVIDIA Corp.	86,447	20,020
Palo Alto Networks, Inc.*	40,814	7,409
PayPal Holdings, Inc.*	208,946	15,853
Salesforce.com, Inc.*	150,070	17,453
ServiceNow, Inc.*	78,581	13,001

Common Stocks (98.5%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Splunk, Inc.*	100,596	9,898
Square, Inc.*	184,634	9,084
Teradata Corp.*	193,761	7,686
Texas Instruments, Inc.	164,889	17,130
Twilio, Inc.*	167,283	6,387
Visa, Inc. - Class A	183,606	21,963

Total		396,868

Materials (2.9%)
DowDuPont, Inc.	185,145	11,796
Praxair, Inc.	62,813	9,064
Vulcan Materials Co.	62,969	7,189

Total		28,049

Telecommunication Services (3.1%)
T-Mobile US, Inc.*	200,086	12,213
Verizon Communications, Inc.	366,110	17,508

Total		29,721

Total Common Stocks
(Cost: $737,216)		940,191

Short-Term Investments (1.5%)

Money Market Funds (1.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.580%#	14,051,905	14,052

Total		14,052

Total Short-Term Investments
(Cost: $14,052)		14,052

Total Investments (100.0%)
(Cost: $751,268)(a)		954,243

Other Assets, Less
Liabilities (0.0%)		(151)

Net Assets (100.0%)		954,092

*	Non-Income Producing

#	7-Day yield as of March 31, 2018

(a)	At March 31, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $751,268 and the net unrealized appreciation of investments based on that cost was $202,976 which is comprised of $219,075 aggregate gross unrealized appreciation and $16,099 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Growth Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2018.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$940,191	$-	$-
Short-Term Investments	14,052	-	-
Total Assets:	$954,243	$-	$-

Focused Appreciation Portfolio

Schedule of Investments

March 31, 2018 (unaudited)

Common Stocks (97.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (11.0%)
Amazon.com, Inc.*	47,129	68,212
Starbucks Corp.	75,636	4,379
Yum China Holdings, Inc.	298,415	12,384
Yum! Brands, Inc.	201,364	17,142

Total		102,117

Consumer Staples (12.1%)
The Coca-Cola Co.	539,817	23,444
Colgate-Palmolive Co.	38,002	2,724
Danone SA, ADR	1,751,677	28,483
Monster Beverage Corp.*	589,980	33,753
The Procter & Gamble Co.	298,855	23,693

Total		112,097

Energy (3.0%)
Schlumberger, Ltd.	432,123	27,993

Total		27,993

Financials (6.1%)
American Express Co.	109,392	10,204
FactSet Research Systems, Inc.	79,413	15,837
SEI Investments Co.	412,925	30,932

Total		56,973

Health Care (14.6%)
Amgen, Inc.	90,388	15,409

Common Stocks (97.2%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
Cerner Corp.*	338,120	19,611
Merck & Co., Inc.	155,620	8,477
Novartis AG, ADR	191,383	15,473
Novo Nordisk A/S, ADR	589,894	29,052
Regeneron Pharmaceuticals, Inc.*	79,150	27,256
Varian Medical Systems, Inc.*	161,287	19,782

Total		135,060

Industrials (7.1%)
Deere & Co.	176,251	27,375
Expeditors International of Washington, Inc.	397,925	25,189
United Parcel Service, Inc. - Class B	128,086	13,405

Total		65,969

Information Technology (43.3%)
Alibaba Group Holding, Ltd., ADR*	339,963	62,397
Alphabet, Inc. - Class A*	25,508	26,455
Alphabet, Inc. - Class C*	25,564	26,377
Autodesk, Inc.*	281,728	35,379
Automatic Data Processing, Inc.	65,320	7,412
Cisco Systems, Inc.	894,395	38,361

Common Stocks (97.2%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Facebook, Inc. - Class A*	343,004	54,809
Microsoft Corp.	303,931	27,740
Oracle Corp.	959,809	43,911
QUALCOMM, Inc.	465,093	25,771
Visa, Inc. - Class A	440,246	52,662

Total		401,274

Total Common Stocks
(Cost: $663,420)		901,483

Short-Term Investments (1.9%)

Money Market Funds (1.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.580%#	17,865,471	17,865

Total Short-Term Investments
(Cost: $17,865)		17,865

Total Investments (99.1%)
(Cost: $681,285)(a)		919,348

Other Assets, Less
Liabilities (0.9%)		8,535

Net Assets (100.0%)		927,883

*	Non-Income Producing

#	7-day yield as of March 31, 2018

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $681,285 and the net unrealized appreciation of investments based on that cost was $238,063 which is comprised of $257,054 aggregate gross unrealized appreciation and $18,991 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Focused Appreciation Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2018.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$901,483	$-	$-
Short-Term Investments	17,865	-	-
Total Assets:	$919,348	$-	$-

Large Cap Core Stock Portfolio

Schedule of Investments

March 31, 2018 (unaudited)

Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (11.3%)
Amazon.com, Inc.*	11,000	15,921
Charter Communications, Inc. - Class A*	11,707	3,643
Comcast Corp. - Class A	236,773	8,090
Dollar Tree, Inc.*	30,904	2,933
Expedia, Inc.	25,858	2,855
Hilton Worldwide Holdings, Inc.	22,415	1,765
The Interpublic Group of Cos., Inc.	40,627	936
Lennar Corp. - Class A	42,807	2,523
Liberty Media Corp. - Liberty Formula One*	26,829	828
McDonald’s Corp.	19,874	3,108
MGM Resorts International	21,699	760
Mohawk Industries, Inc.*	14,429	3,351
Netflix, Inc.*	10,954	3,235
NIKE, Inc. - Class B	69,823	4,639
Tapestry, Inc.	17,713	932
The TJX Cos., Inc.	59,714	4,870
Twenty-First Century Fox, Inc. - Class A	70,796	2,597
Viacom, Inc. - Class B	61,615	1,914
The Walt Disney Co.	6,091	612

Total		65,512

Consumer Staples (9.1%)
Altria Group, Inc.	95,248	5,936
Anheuser-Busch InBev NV, ADR	11,776	1,295
British American Tobacco PLC, ADR	101,501	5,855
Campbell Soup Co.	68,024	2,946
Constellation Brands, Inc. - Class A	13,636	3,108
Costco Wholesale Corp.	14,265	2,688
Coty, Inc. - Class A	470,073	8,602
McCormick & Co., Inc.	11,260	1,198
Monster Beverage Corp.*	48,799	2,792
PepsiCo, Inc.	51,971	5,673
Philip Morris International, Inc.	14,499	1,441
Sysco Corp.	44,350	2,659
Unilever NV	150,121	8,465

Total		52,658

Energy (4.9%)
Andeavor	16,874	1,697
Baker Hughes	102,550	2,848
BP PLC, ADR	54,685	2,217
Chevron Corp.	45,665	5,207
Concho Resources, Inc.*	8,023	1,206
Encana Corp.	37,985	418

Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

Energy continued
EOG Resources, Inc.	16,297	1,715
Exxon Mobil Corp.	19,240	1,435
Halliburton Co.	10,900	512
Hess Corp.	10,507	532
Kinder Morgan, Inc.	88,525	1,333
Marathon Petroleum Corp.	25,990	1,900
Newfield Exploration Co.*	24,809	606
Pioneer Natural Resources Co.	5,703	980
Suncor Energy, Inc.	56,538	1,953
TransCanada Corp.	94,213	3,892

Total		28,451

Financials (13.1%)
The Allstate Corp.	13,923	1,320
American Express Co.	28,612	2,669
American International Group, Inc.	93,475	5,087
Athene Holding, Ltd. - Class A*	50,126	2,397
Bank of America Corp.	711,073	21,325
Capital One Financial Corp.	35,017	3,356
Citizens Financial Group, Inc.	75,303	3,161
The Hartford Financial Services Group, Inc.	40,844	2,104
Host Hotels & Resorts, Inc.	64,437	1,201
KeyCorp	151,471	2,961
Marsh & McLennan Cos., Inc.	49,231	4,066
MetLife, Inc.	61,034	2,801
Morgan Stanley	103,505	5,585
Northern Trust Corp.	37,002	3,816
Prudential Financial, Inc.	20,029	2,074
Public Storage	7,467	1,496
Simon Property Group, Inc.	12,290	1,897
SunTrust Banks, Inc.	40,671	2,767
TD Ameritrade Holding Corp.	94,927	5,623

Total		75,706

Health Care (14.2%)
Abbott Laboratories	71,388	4,278
Allergan PLC	44,483	7,486
Alnylam Pharmaceuticals, Inc.*	7,069	842
AstraZeneca PLC, ADR	163,724	5,725
Baxter International, Inc.	32,196	2,094
Biogen, Inc.*	2,771	759
Boston Scientific Corp.*	191,710	5,238
Bristol-Myers Squibb Co.	138,230	8,743
Cardinal Health, Inc.	37,780	2,368
Celgene Corp.*	30,882	2,755

Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
Danaher Corp.	34,794	3,407
Eli Lilly & Co.	10,540	815
HCA Healthcare, Inc.	20,853	2,023
Incyte Corp.*	10,894	908
McKesson Corp.	19,347	2,725
Medtronic PLC	89,542	7,183
Mylan NV*	79,640	3,279
Regeneron Pharmaceuticals, Inc.*	2,562	882
Teva Pharmaceutical Industries, Ltd., ADR	56,444	965
Thermo Fisher Scientific, Inc.	25,125	5,187
UnitedHealth Group, Inc.	53,630	11,477
Vertex Pharmaceuticals, Inc.*	18,937	3,086

Total		82,225

Industrials (10.4%)
AMETEK, Inc.	28,035	2,130
The Boeing Co.	33,535	10,996
Caterpillar, Inc.	15,166	2,235
Deere & Co.	10,376	1,612
Eaton Corp. PLC	27,119	2,167
Equifax, Inc.	16,274	1,917
FedEx Corp.	10,777	2,588
Fortive Corp.	28,209	2,187
General Electric Co.	227,871	3,072
Illinois Tool Works, Inc.	11,492	1,800
J.B. Hunt Transport Services, Inc.	13,088	1,533
Lockheed Martin Corp.	22,407	7,572
Norfolk Southern Corp.	32,643	4,432
Northrop Grumman Corp.	20,335	7,099
PACCAR, Inc.	20,289	1,343
Pentair PLC	32,942	2,244
Southwest Airlines Co.	36,652	2,099
Union Pacific Corp.	24,543	3,299

Total		60,325

Information Technology (23.6%)
Accenture PLC - Class A	7,274	1,117
Adobe Systems, Inc.*	13,043	2,818
Advanced Micro Devices, Inc.*	275,817	2,772
Alliance Data Systems Corp.	7,039	1,498
Alphabet, Inc. - Class A*	15,594	16,173
Apple, Inc.	15,973	2,680
Applied Materials, Inc.	42,804	2,380
Autodesk, Inc.*	10,797	1,356
Broadcom, Ltd.	21,429	5,050

Large Cap Core Stock Portfolio

Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Cognizant Technology Solutions Corp. - Class A	5,706	459
eBay, Inc.*	72,597	2,921
Facebook, Inc. - Class A*	82,664	13,209
FleetCor Technologies, Inc.*	17,534	3,551
Flex, Ltd.*	277,795	4,536
Global Payments, Inc.	45,553	5,080
Harris Corp.	14,980	2,416
KLA-Tencor Corp.	24,039	2,621
Marvell Technology Group, Ltd.	176,419	3,705
Microchip Technology, Inc.	40,719	3,720
Micron Technology, Inc.*	134,219	6,998
Microsoft Corp.	156,525	14,286
NetApp, Inc.	48,052	2,964
NVIDIA Corp.	21,034	4,871
PayPal Holdings, Inc.*	48,349	3,668
Salesforce.com, Inc.*	51,923	6,039
ServiceNow, Inc.*	20,734	3,430
SS&C Technologies Holdings, Inc.	66,400	3,562
Total System Services, Inc.	10,091	871
Visa, Inc. - Class A	71,381	8,539
Workday, Inc. - Class A*	28,824	3,664

Total		136,954

Materials (3.5%)
ArcelorMittal*	21,938	698
Ball Corp.	43,284	1,719
Celanese Corp. - Class A	27,929	2,799
Crown Holdings, Inc.*	27,718	1,407

Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

Materials continued
DowDuPont, Inc.	85,856	5,470
International Paper Co.	37,353	1,996
Martin Marietta Materials, Inc.	1,521	315
Monsanto Co.	8,015	935
Nucor Corp.	6,563	401
PPG Industries, Inc.	18,748	2,092
Praxair, Inc.	11,250	1,623
Southern Copper Corp.	7,939	430
Vulcan Materials Co.	3,377	386

Total		20,271

Real Estate (2.3%)
Alexandria Real Estate Equities, Inc.	20,808	2,599
American Tower Corp.	41,891	6,088
Equinix, Inc.	3,761	1,573
Invitation Homes, Inc.	123,427	2,818

Total		13,078

Telecommunication Services (1.9%)
Verizon Communications, Inc.	224,505	10,736

Total		10,736

Utilities (4.5%)
Avangrid, Inc.	28,050	1,434
Edison International	105,836	6,738
Exelon Corp.	71,757	2,799
NextEra Energy, Inc.	31,394	5,128
NRG Energy, Inc.	136,667	4,172
ONEOK, Inc.	19,175	1,091

Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
Sempra Energy	43,397	4,827

Total		26,189

Total Common Stocks
(Cost: $540,129)		572,105

Investment Companies (0.9%)

Investment Companies (0.9%)
SPDR S&P 500 ETF Trust	20,877	5,494

Total		5,494

Total Investment Companies
(Cost: $5,769)		5,494

Short-Term Investments (0.6%)

Money Market Funds (0.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.580%#	3,367,390	3,367

Total		3,367

Total Short-Term Investments
(Cost: $3,367)		3,367

Total Investments (100.3%)
(Cost: $549,265)(a)		580,966

Other Assets, Less
Liabilities (-0.3%)		(1,644)

Net Assets (100.0%)		579,322

*	Non-Income Producing

#	7-day yield as of March 31, 2018.

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $549,265 and the net unrealized appreciation of investments based on that cost was $31,700 which is comprised of $48,679 aggregate gross unrealized appreciation and $16,979 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

Large Cap Core Stock Portfolio

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2018.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$572,105	$-	$-
Investment Companies	5,494	-	-
Short-Term Investments	3,367	-	-
Total Assets:	$580,966	$-	$-

Large Cap Blend Portfolio

Schedule of Investments

March 31, 2018 (unaudited)

Common Stocks (91.5%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (18.9%)
Comcast Corp. - Class A	168,750	5,766
Dollar General Corp.	84,625	7,917
Omnicom Group, Inc.	65,500	4,760
The TJX Cos., Inc.	99,700	8,131
Twenty-First Century Fox, Inc. - Class B	142,675	5,189

Total		31,763

Consumer Staples (4.7%)
Nestle SA, ADR	58,425	4,619
Unilever PLC, ADR	57,800	3,211

Total		7,830

Energy (3.1%)
Schlumberger, Ltd.	79,825	5,171

Total		5,171

Financials (16.9%)
The Bank of New York Mellon Corp.	101,950	5,254
Berkshire Hathaway, Inc. - Class B*	45,300	9,036
JPMorgan Chase & Co.	66,150	7,275
The Progressive Corp.	112,250	6,839

Total		28,404

Common Stocks (91.5%)	Shares/ $ Par	Value $ (000’s)

Health Care (12.8%)
Cerner Corp.*	88,075	5,108
Quest Diagnostics, Inc.	44,700	4,484
Smith & Nephew PLC	86,300	3,292
UnitedHealth Group, Inc.	40,475	8,662

Total		21,546

Industrials (13.0%)
Expeditors International of Washington, Inc.	69,600	4,405
Honeywell International, Inc.	52,375	7,569
PACCAR, Inc.	60,250	3,987
Stanley Black & Decker, Inc.	38,800	5,944

Total		21,905

Information Technology (17.0%)
Accenture PLC - Class A	46,650	7,161
eBay, Inc.*	168,900	6,797
Microsoft Corp.	42,525	3,881
Oracle Corp.	98,100	4,488
TE Connectivity, Ltd.	61,925	6,186

Total		28,513

Materials (2.9%)
Nutrien, Ltd.	104,820	4,954

Total		4,954

Common Stocks (91.5%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (2.2%)
CenturyLink, Inc.	227,584	3,739

Total		3,739

Total Common Stocks
(Cost: $115,053)		153,825

Short-Term Investments (8.6%)

Money Market Funds (8.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.580%#	14,452,322	14,452

Total		14,452

Total Short-Term Investments
(Cost: $14,452)		14,452

Total Investments (100.1%)
(Cost: $129,505)(a)		168,277

Other Assets, Less
Liabilities (-0.1%)		(106)

Net Assets (100.0%)		168,171

*	Non-Income Producing

#	7-Day yield as of March 31, 2018.

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $129,505 and the net unrealized appreciation of investments based on that cost was $38,772 which is comprised of $43,518 aggregate gross unrealized appreciation and $4,746 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

Large Cap Blend Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2018.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$153,825	$-	$-
Short-Term Investments	14,452	-	-
Total Assets:	$168,277	$-	$-

Index 500 Stock Portfolio

Schedule of Investments

March 31, 2018 (unaudited)

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (12.5%)
Advance Auto Parts, Inc.	10,305	1,222
Amazon.com, Inc.*	55,971	81,009
Aptiv PLC	37,031	3,147
AutoZone, Inc.*	3,796	2,462
Best Buy Co., Inc.	35,427	2,480
Booking Holdings, Inc.*	6,794	14,134
BorgWarner, Inc.	27,569	1,385
CarMax, Inc.*	25,192	1,560
Carnival Corp.	56,551	3,709
CBS Corp. - Class B	48,078	2,471
Charter Communications, Inc. - Class A*	25,914	8,065
Chipotle Mexican Grill, Inc.*	3,424	1,106
Comcast Corp. - Class A	645,653	22,062
D.R. Horton, Inc.	47,652	2,089
Darden Restaurants, Inc.	17,208	1,467
Discovery Communications, Inc. - Class A*	21,677	465
Discovery Communications, Inc. - Class C*	42,539	830
DISH Network Corp. - Class A*	31,765	1,204
Dollar General Corp.	35,937	3,362
Dollar Tree, Inc.*	33,027	3,134
Expedia, Inc.	17,043	1,882
Foot Locker, Inc.	16,883	769
Ford Motor Co.	543,610	6,023
The Gap, Inc.	30,344	947
Garmin, Ltd.	15,410	908
General Motors Co.	175,896	6,392
Genuine Parts Co.	20,440	1,836
The Goodyear Tire & Rubber Co.	33,477	890
H&R Block, Inc.	29,121	740
Hanesbrands, Inc.	50,182	924
Harley-Davidson, Inc.	23,459	1,006
Hasbro, Inc.	15,741	1,327
Hilton Worldwide Holdings, Inc.	28,168	2,219
The Home Depot, Inc.	162,665	28,993
The Interpublic Group of Cos., Inc.	53,555	1,233
Kohl’s Corp.	23,403	1,533
L Brands, Inc.	34,207	1,307
Leggett & Platt, Inc.	18,421	817
Lennar Corp. - Class A	38,038	2,242
LKQ Corp.*	43,123	1,637
Lowe’s Cos., Inc.	115,611	10,145
Macy’s, Inc.	42,458	1,263

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
Marriott International, Inc. - Class A	41,824	5,687
Mattel, Inc.	47,907	630
McDonald’s Corp.	111,046	17,365
MGM Resorts International	71,004	2,487
Michael Kors Holdings, Ltd.*	21,184	1,315
Mohawk Industries, Inc.*	8,812	2,046
Netflix, Inc.*	60,448	17,853
Newell Brands, Inc.	67,587	1,722
News Corp. - Class A	53,349	843
News Corp. - Class B	16,963	273
NIKE, Inc. - Class B	180,791	12,012
Nordstrom, Inc.	16,284	788
Norwegian Cruise Line Holdings, Ltd.*	28,721	1,521
Omnicom Group, Inc.	32,076	2,331
O’Reilly Automotive, Inc.*	11,655	2,883
PulteGroup, Inc.	36,711	1,083
PVH Corp.	10,716	1,623
Ralph Lauren Corp.	7,718	863
Ross Stores, Inc.	53,232	4,151
Royal Caribbean Cruises, Ltd.	23,820	2,805
Starbucks Corp.	195,757	11,332
Tapestry, Inc.	39,684	2,088
Target Corp.	75,718	5,257
Tiffany & Co.	14,195	1,386
Time Warner, Inc.	108,631	10,274
The TJX Cos., Inc.	88,078	7,184
Tractor Supply Co.	17,429	1,098
TripAdvisor, Inc.*	15,116	618
Twenty-First Century Fox, Inc. - Class A	146,821	5,387
Twenty-First Century Fox, Inc. - Class B	61,178	2,225
Ulta Beauty, Inc.*	8,071	1,649
Under Armour, Inc. - Class A*	25,808	422
Under Armour, Inc. - Class C*	25,679	368
VF Corp.	45,864	3,399
Viacom, Inc. - Class B	49,159	1,527
The Walt Disney Co.	209,458	21,038
Whirlpool Corp.	9,847	1,508
Wyndham Worldwide Corp.	13,891	1,590
Wynn Resorts, Ltd.	11,193	2,041
Yum! Brands, Inc.	46,318	3,943

Total		397,011

Consumer Staples (7.6%)
Altria Group, Inc.	264,728	16,498

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

Consumer Staples continued
Archer-Daniels-Midland Co.	77,902	3,379
Brown-Forman Corp. - Class B	36,432	1,982
Campbell Soup Co.	26,799	1,161
Church & Dwight Co., Inc.	33,981	1,711
The Clorox Co.	18,026	2,399
The Coca-Cola Co.	534,807	23,227
Colgate-Palmolive Co.	121,931	8,740
Conagra Brands, Inc.	55,811	2,058
Constellation Brands, Inc. - Class A	23,873	5,441
Costco Wholesale Corp.	61,166	11,525
Coty, Inc. - Class A	65,774	1,204
CVS Health Corp.	141,322	8,792
Dr. Pepper Snapple Group, Inc.	25,038	2,964
The Estee Lauder Cos., Inc. - Class A	31,280	4,683
General Mills, Inc.	79,266	3,572
The Hershey Co.	19,623	1,942
Hormel Foods Corp.	37,623	1,291
The J.M. Smucker Co.	15,822	1,962
Kellogg Co.	34,677	2,254
Kimberly-Clark Corp.	48,852	5,380
The Kraft Heinz Co.	83,196	5,182
The Kroger Co.	122,772	2,939
McCormick & Co., Inc.	16,869	1,795
Molson Coors Brewing Co. - Class B	25,757	1,940
Mondelez International, Inc.	207,181	8,646
Monster Beverage Corp.*	57,596	3,295
PepsiCo, Inc.	198,101	21,623
Philip Morris International, Inc.	216,349	21,505
The Procter & Gamble Co.	351,170	27,841
Property Development Centers LLC(l),(p),*	29,556	-
Sysco Corp.	66,886	4,010
Tyson Foods, Inc. - Class A	41,455	3,034
Walgreens Boots Alliance, Inc.	118,678	7,770
Wal-Mart Stores, Inc.	202,200	17,990

Total		239,735

Energy (5.7%)
Anadarko Petroleum Corp.	76,218	4,604
Andeavor	19,705	1,981
Apache Corp.	53,134	2,045
Baker Hughes	58,865	1,635
Cabot Oil & Gas Corp.	64,186	1,539

Index 500 Stock Portfolio

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Chevron Corp.	266,094	30,345
Cimarex Energy Co.	13,294	1,243
Concho Resources, Inc.*	20,765	3,122
ConocoPhillips	163,616	9,701
Devon Energy Corp.	73,285	2,330
EOG Resources, Inc.	80,603	8,485
EQT Corp.	34,104	1,620
Exxon Mobil Corp.	590,241	44,038
Halliburton Co.	121,543	5,705
Helmerich & Payne, Inc.	15,165	1,009
Hess Corp.	37,303	1,888
Kinder Morgan, Inc.	264,277	3,980
Marathon Oil Corp.	118,356	1,909
Marathon Petroleum Corp.	66,082	4,831
National Oilwell Varco, Inc.	52,939	1,949
Newfield Exploration Co.*	27,821	679
Noble Energy, Inc.	68,561	2,077
Occidental Petroleum Corp.	106,583	6,924
ONEOK, Inc.	57,200	3,256
Phillips 66	58,484	5,610
Pioneer Natural Resources Co.	23,722	4,075
Range Resources Corp.	31,506	458
Schlumberger, Ltd.	192,778	12,488
TechnipFMC PLC	61,074	1,799
Valero Energy Corp.	60,340	5,598
The Williams Companies, Inc.	115,245	2,865

Total		179,788

Financials (14.5%)
Affiliated Managers Group, Inc.	7,591	1,439
AFLAC, Inc.	108,564	4,751
The Allstate Corp.	49,375	4,681
American Express Co.	100,355	9,361
American International Group, Inc.	125,223	6,815
Ameriprise Financial, Inc.	20,384	3,016
Aon PLC	34,292	4,812
Arthur J. Gallagher & Co.	25,272	1,737
Assurant, Inc.	7,310	668
Bank of America Corp.	1,332,687	39,967
The Bank of New York Mellon Corp.	140,656	7,248
BB&T Corp.	108,284	5,635
Berkshire Hathaway, Inc. - Class B*	268,094	53,479
BlackRock, Inc.	17,239	9,339
Brighthouse Financial, Inc.*	13,347	686
Capital One Financial Corp.	67,739	6,491
CBOE Holdings, Inc.	15,699	1,791

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

Financials continued
The Charles Schwab Corp.	166,929	8,717
Chubb, Ltd.	64,647	8,842
Cincinnati Financial Corp.	20,787	1,544
Citigroup, Inc.	358,004	24,165
Citizens Financial Group, Inc.	67,883	2,850
CME Group, Inc.	47,414	7,669
Comerica, Inc.	24,072	2,309
Discover Financial Services	49,417	3,555
E*TRADE Financial Corp.*	37,100	2,056
Everest Re Group, Ltd.	5,689	1,461
Fifth Third Bancorp	96,645	3,068
Franklin Resources, Inc.	45,342	1,572
The Goldman Sachs Group, Inc.	49,213	12,395
The Hartford Financial Services Group, Inc.	49,727	2,562
Huntington Bancshares, Inc.	153,552	2,319
Intercontinental Exchange, Inc.	81,112	5,882
Invesco, Ltd.	56,715	1,815
JPMorgan Chase & Co.	478,064	52,573
KeyCorp	147,751	2,889
Leucadia National Corp.	43,673	993
Lincoln National Corp.	30,403	2,221
Loews Corp.	37,560	1,868
M&T Bank Corp.	20,919	3,857
Marsh & McLennan Cos., Inc.	70,710	5,840
MetLife, Inc.	144,402	6,627
Moody’s Corp.	23,159	3,736
Morgan Stanley	192,192	10,371
Nasdaq, Inc.	16,241	1,400
Navient Corp.	36,636	481
Northern Trust Corp.	29,635	3,056
People’s United Financial, Inc.	48,352	902
PNC Financial Services Group, Inc.	65,691	9,935
Principal Financial Group, Inc.	37,524	2,286
The Progressive Corp.	81,113	4,942
Prudential Financial, Inc.	58,783	6,087
Raymond James Financial, Inc.	18,053	1,614
Regions Financial Corp.	156,371	2,905
S&P Global, Inc.	35,368	6,757
State Street Corp.	51,213	5,107
SunTrust Banks, Inc.	65,233	4,438
SVB Financial Group*	7,365	1,768
Synchrony Financial	99,543	3,338
T. Rowe Price Group, Inc.	34,072	3,679
Torchmark Corp.	14,779	1,244

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

Financials continued
The Travelers Cos., Inc.	37,809	5,250
U.S. Bancorp	218,601	11,039
Unum Group	30,821	1,467
Wells Fargo & Co.	611,513	32,049
Willis Towers Watson PLC	18,407	2,801
XL Group, Ltd.	35,788	1,978
Zions Bancorporation	27,374	1,443

Total		461,638

Health Care (13.5%)
Abbott Laboratories	242,462	14,528
AbbVie, Inc.	222,054	21,017
Aetna, Inc.	45,542	7,697
Agilent Technologies, Inc.	44,954	3,007
Alexion Pharmaceuticals, Inc.*	30,880	3,442
Align Technology, Inc.*	10,046	2,523
Allergan PLC	46,013	7,744
AmerisourceBergen Corp.	22,644	1,952
Amgen, Inc.	93,115	15,874
Anthem, Inc.	35,621	7,826
Baxter International, Inc.	69,221	4,502
Becton Dickinson and Co.	37,087	8,037
Biogen, Inc.*	29,470	8,069
Boston Scientific Corp.*	191,522	5,232
Bristol-Myers Squibb Co.	227,415	14,384
Cardinal Health, Inc.	43,838	2,748
Celgene Corp.*	104,777	9,347
Centene Corp.*	24,167	2,583
Cerner Corp.*	44,013	2,553
Cigna Corp.	33,832	5,675
The Cooper Cos., Inc.	6,829	1,563
Danaher Corp.	85,509	8,372
DaVita, Inc.*	20,282	1,337
Dentsply Sirona, Inc.	31,995	1,610
Edwards Lifesciences Corp.*	29,256	4,082
Eli Lilly & Co.	134,300	10,391
Envision Healthcare Corp.*	16,853	648
Express Scripts Holding Co.*	78,612	5,431
Gilead Sciences, Inc.	182,475	13,757
HCA Healthcare, Inc.	38,993	3,782
Henry Schein, Inc.*	21,409	1,439
Hologic, Inc.*	38,519	1,439
Humana, Inc.	19,179	5,156
IDEXX Laboratories, Inc.*	12,136	2,323
Illumina, Inc.*	20,477	4,841
Incyte Corp.*	24,472	2,039
Intuitive Surgical, Inc.*	15,643	6,458
IQVIA Holdings, Inc.*	20,306	1,992
Johnson & Johnson	373,722	47,892
Laboratory Corp. of America Holdings*	14,194	2,296
McKesson Corp.	28,743	4,049

Index 500 Stock Portfolio

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
Medtronic PLC	188,785	15,144
Merck & Co., Inc.	375,573	20,457
Mettler-Toledo International, Inc.*	3,548	2,040
Mylan NV*	71,708	2,952
Nektar Therapeutics*	22,416	2,382
PerkinElmer, Inc.	15,393	1,166
Perrigo Co. PLC	18,246	1,521
Pfizer, Inc.	829,220	29,429
Quest Diagnostics, Inc.	18,894	1,895
Regeneron Pharmaceuticals, Inc.*	10,757	3,704
ResMed, Inc.	19,909	1,960
Stryker Corp.	44,881	7,222
Thermo Fisher Scientific, Inc.	55,968	11,555
UnitedHealth Group, Inc.	134,793	28,846
Universal Health Services, Inc. - Class B	12,118	1,435
Varian Medical Systems, Inc.*	12,718	1,560
Vertex Pharmaceuticals, Inc.*	35,367	5,764
Waters Corp.*	10,974	2,180
Zimmer Biomet Holdings, Inc.	28,298	3,086
Zoetis, Inc.	67,878	5,669

Total		429,604

Industrials (10.0%)
3M Co.	82,952	18,210
A.O. Smith Corp.	20,263	1,289
Acuity Brands, Inc.	5,873	817
Alaska Air Group, Inc.	17,133	1,062
Allegion PLC	13,259	1,131
American Airlines Group, Inc.	58,657	3,048
AMETEK, Inc.	32,225	2,448
Arconic, Inc.	59,179	1,364
The Boeing Co.	77,057	25,265
C.H. Robinson Worldwide, Inc.	19,467	1,824
Caterpillar, Inc.	83,248	12,269
Cintas Corp.	12,015	2,050
CSX Corp.	123,590	6,885
Cummins, Inc.	21,694	3,516
Deere & Co.	45,103	7,005
Delta Air Lines, Inc.	90,593	4,965
Dover Corp.	21,511	2,113
Eaton Corp. PLC	61,319	4,900
Emerson Electric Co.	88,432	6,040
Equifax, Inc.	16,727	1,971
Expeditors International of Washington, Inc.	24,592	1,557
Fastenal Co.	40,069	2,187
FedEx Corp.	34,331	8,243

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Flowserve Corp.	18,220	790
Fluor Corp.	19,489	1,115
Fortive Corp.	42,662	3,307
Fortune Brands Home & Security, Inc.	21,166	1,246
General Dynamics Corp.	38,467	8,497
General Electric Co.	1,209,463	16,304
Honeywell International, Inc.	104,752	15,138
Huntington Ingalls Industries, Inc.	6,325	1,630
IHS Markit, Ltd.*	50,427	2,433
Illinois Tool Works, Inc.	42,819	6,708
Ingersoll-Rand PLC	34,806	2,976
J.B. Hunt Transport Services, Inc.	11,925	1,397
Jacobs Engineering Group, Inc.	16,774	992
Johnson Controls International PLC	129,007	4,546
Kansas City Southern	14,355	1,577
L3 Technologies, Inc.	10,896	2,266
Lockheed Martin Corp.	34,608	11,695
Masco Corp.	43,655	1,765
Nielsen Holdings PLC	46,699	1,485
Norfolk Southern Corp.	39,582	5,374
Northrop Grumman Corp.	24,249	8,466
PACCAR, Inc.	49,031	3,244
Parker Hannifin Corp.	18,533	3,170
Pentair PLC	23,074	1,572
Quanta Services, Inc.*	21,417	736
Raytheon Co.	40,188	8,673
Republic Services, Inc.	31,373	2,078
Robert Half International, Inc.	17,310	1,002
Rockwell Automation, Inc.	17,800	3,101
Rockwell Collins, Inc.	22,837	3,080
Roper Technologies, Inc.	14,323	4,020
Snap-on, Inc.	7,901	1,166
Southwest Airlines Co.	75,348	4,316
Stanley Black & Decker, Inc.	21,362	3,273
Stericycle, Inc.*	11,916	697
Textron, Inc.	36,464	2,150
TransDigm Group, Inc.	6,762	2,076
Union Pacific Corp.	109,651	14,740
United Continental Holdings, Inc.*	33,709	2,342
United Parcel Service, Inc. - Class B	95,872	10,034
United Rentals, Inc.*	11,773	2,034
United Technologies Corp.	103,609	13,036
Verisk Analytics, Inc.*	21,608	2,247
W.W. Grainger, Inc.	7,112	2,008

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Waste Management, Inc.	55,577	4,675
Xylem, Inc.	25,058	1,927

Total		317,263

Information Technology (24.6%)
Accenture PLC - Class A	85,900	13,186
Activision Blizzard, Inc.	105,676	7,129
Adobe Systems, Inc.*	68,476	14,796
Advanced Micro Devices, Inc.*	114,746	1,153
Akamai Technologies, Inc.*	23,685	1,681
Alliance Data Systems Corp.	6,721	1,431
Alphabet, Inc. - Class A*	41,579	43,123
Alphabet, Inc. - Class C*	42,397	43,745
Amphenol Corp. - Class A	42,553	3,665
Analog Devices, Inc.	51,513	4,694
ANSYS, Inc.*	11,683	1,831
Apple, Inc.	706,798	118,587
Applied Materials, Inc.	146,358	8,139
Autodesk, Inc.*	30,683	3,853
Automatic Data Processing, Inc.	61,746	7,007
Broadcom, Ltd.	57,180	13,474
CA, Inc.	43,557	1,477
Cadence Design Systems, Inc.*	39,403	1,449
Cisco Systems, Inc.	671,069	28,782
Citrix Systems, Inc.*	18,017	1,672
Cognizant Technology Solutions Corp. - Class A	81,907	6,594
Corning, Inc.	121,058	3,375
CSRA, Inc.	22,834	941
DXC Technology Co.	39,737	3,995
eBay, Inc.*	131,111	5,276
Electronic Arts, Inc.*	42,726	5,180
F5 Networks, Inc.*	8,615	1,246
Facebook, Inc. - Class A*	333,746	53,329
Fidelity National Information Services, Inc.	46,133	4,443
Fiserv, Inc.*	57,560	4,105
FLIR Systems, Inc.	19,351	968
Gartner, Inc.*	12,653	1,488
Global Payments, Inc.	22,168	2,472
Harris Corp.	16,539	2,667
Hewlett Packard Enterprise Co.	218,280	3,829
HP, Inc.	228,095	5,000
Intel Corp.	651,913	33,952
International Business Machines Corp.	119,334	18,309
Intuit, Inc.	33,892	5,875
IPG Photonics Corp.*	5,271	1,230
Juniper Networks, Inc.	47,884	1,165
KLA-Tencor Corp.	21,817	2,378

Index 500 Stock Portfolio

Common Stocks (98.7%)	Shares/ $ Par	Value $(000’s)

Information Technology continued
Lam Research Corp.	22,699	4,612
Mastercard, Inc. - Class A	128,592	22,524
Microchip Technology, Inc.	32,643	2,982
Micron Technology, Inc.*	161,072	8,398
Microsoft Corp.	1,072,563	97,893
Motorola Solutions, Inc.	22,566	2,376
NetApp, Inc.	37,321	2,302
NVIDIA Corp.	84,275	19,517
Oracle Corp.	420,945	19,258
Paychex, Inc.	44,530	2,743
PayPal Holdings, Inc.*	157,149	11,923
Qorvo, Inc.*	17,620	1,241
QUALCOMM, Inc.	206,211	11,426
Red Hat, Inc.*	24,656	3,686
Salesforce.com, Inc.*	95,584	11,116
Seagate Technology PLC	39,676	2,322
Skyworks Solutions, Inc.	25,419	2,549
Symantec Corp.	86,363	2,233
Synopsys, Inc.*	20,717	1,725
Take-Two Interactive Software, Inc.*	15,935	1,558
TE Connectivity, Ltd.	48,922	4,887
Texas Instruments, Inc.	137,039	14,237
Total System Services, Inc.	23,036	1,987
VeriSign, Inc.*	11,635	1,379
Visa, Inc. - Class A	251,101	30,037
Western Digital Corp.	41,449	3,825
Western Union Co.	63,978	1,230
Xerox Corp.	29,799	858
Xilinx, Inc.	35,495	2,564

Total		782,079

Materials (2.8%)
Air Products and Chemicals, Inc.	30,498	4,850
Albemarle Corp.	15,412	1,429
Avery Dennison Corp.	12,248	1,301
Ball Corp.	48,762	1,936
CF Industries Holdings, Inc.	32,490	1,226
DowDuPont, Inc.	325,955	20,767
Eastman Chemical Co.	19,915	2,103
Ecolab, Inc.	36,213	4,964
FMC Corp.	18,712	1,433
Freeport-McMoRan, Inc.*	187,564	3,296
International Flavors & Fragrances, Inc.	10,995	1,505
International Paper Co.	57,522	3,073
LyondellBasell Industries NV - Class A	45,068	4,763
Martin Marietta Materials, Inc.	8,748	1,813
Monsanto Co.	61,403	7,165
The Mosaic Co.	48,832	1,186
Newmont Mining Corp.	74,312	2,903

Common Stocks (98.7%)	Shares/ $ Par	Value $(000’s)

Materials continued
Nucor Corp.	44,285	2,705
Packaging Corp. of America	13,143	1,481
PPG Industries, Inc.	35,448	3,956
Praxair, Inc.	39,998	5,772
Sealed Air Corp.	23,315	998
The Sherwin-Williams Co.	11,522	4,518
Vulcan Materials Co.	18,454	2,107
WestRock Co.	35,535	2,280

Total		89,530

Real Estate (2.8%)
Alexandria Real Estate Equities, Inc.	14,102	1,761
American Tower Corp.	61,410	8,925
Apartment Investment & Management Co. - Class A	21,915	893
AvalonBay Communities, Inc.	19,235	3,163
Boston Properties, Inc.	21,499	2,649
CBRE Group, Inc.*	42,091	1,988
Crown Castle International Corp.	57,763	6,331
Digital Realty Trust, Inc.	28,618	3,016
Duke Realty Corp.	49,728	1,317
Equinix, Inc.	11,036	4,615
Equity Residential	51,285	3,160
Essex Property Trust, Inc.	9,199	2,214
Extra Space Storage, Inc.	17,557	1,534
Federal Realty Investment Trust	10,196	1,184
GGP, Inc.	87,985	1,800
HCP, Inc.	65,392	1,519
Host Hotels & Resorts, Inc.	102,260	1,906
Iron Mountain, Inc.	39,204	1,288
Kimco Realty Corp.	59,265	854
The Macerich Co.	15,108	846
Mid-America Apartment Communities, Inc.	15,828	1,444
Prologis, Inc.	74,253	4,677
Public Storage	20,870	4,182
Realty Income Corp.	39,591	2,048
Regency Centers Corp.	20,699	1,221
SBA Communications Corp.*	16,229	2,774
Simon Property Group, Inc.	43,345	6,690
SL Green Realty Corp.	12,582	1,218
UDR, Inc.	37,354	1,331
Ventas, Inc.	49,616	2,458
Vornado Realty Trust	24,082	1,621
Welltower, Inc.	51,590	2,808
Weyerhaeuser Co.	105,201	3,682

Total		87,117

Common Stocks (98.7%)	Shares/ $ Par	Value $(000’s)

Telecommunication Services (1.9%)
AT&T, Inc.	855,288	30,491
CenturyLink, Inc.	135,508	2,227
Verizon Communications, Inc.	575,016	27,497

Total		60,215

Utilities (2.8%)
The AES Corp.	92,006	1,046
Alliant Energy Corp.	32,227	1,317
Ameren Corp.	33,799	1,914
American Electric Power Co., Inc.	68,535	4,701
American Water Works Co., Inc.	24,872	2,043
CenterPoint Energy, Inc.	60,040	1,645
CMS Energy Corp.	39,340	1,782
Consolidated Edison, Inc.	43,237	3,370
Dominion Resources, Inc.	90,756	6,119
DTE Energy Co.	24,988	2,609
Duke Energy Corp.	97,521	7,555
Edison International	45,385	2,889
Entergy Corp.	25,181	1,984
Eversource Energy	44,141	2,601
Exelon Corp.	134,426	5,244
FirstEnergy Corp.	62,274	2,118
NextEra Energy, Inc.	65,525	10,702
NiSource, Inc.	47,000	1,124
NRG Energy, Inc.	42,034	1,283
PG&E Corp.	71,734	3,151
Pinnacle West Capital Corp.	15,573	1,243
PPL Corp.	96,679	2,735
Public Service Enterprise Group, Inc.	70,313	3,532
SCANA Corp.	19,869	746
Sempra Energy	35,566	3,955
The Southern Co.	140,434	6,272
WEC Energy Group, Inc.	43,955	2,756
Xcel Energy, Inc.	70,772	3,219

Total		89,655

Total Common Stocks
(Cost: $1,459,455)		3,133,635

Short-Term Investments (1.2%)

Commercial Paper (1.0%)
Apple, Inc., 0.000%, 6/12/18 144A	3,000,000	2,988
Kellogg Co., 0.000%, 4/5/18 144A	1,500,000	1,499
Mondelez International, Inc., 0.000%, 4/9/18 144A	1,500,000	1,499
Mondelez International, Inc., 0.000%, 4/16/18 144A	1,500,000	1,498

Index 500 Stock Portfolio

Short-Term Investments (1.2%)	Shares/ $ Par	Value $(000’s)

Commercial Paper continued
Pfizer, Inc., 0.000%, 5/21/18 144A	3,000,000	2,992
Roche Holdings, Inc., 0.000%, 4/18/18 144A	1,500,000	1,499
Roche Holdings, Inc., 0.000%, 5/7/18 144A	1,500,000	1,497
Societe Generale SA, 0.000%, 4/2/18 144A	1,700,000	1,700
Societe Generale SA, 0.000%, 5/7/18 144A	2,000,000	1,996
Societe Generale SA, 0.000%, 5/31/18 144A	1,000,000	997
The Southern Co., 0.000%, 4/17/18 144A	1,500,000	1,498
The Southern Co., 0.000%, 5/29/18 144A	1,500,000	1,494

Short-Term Investments (1.2%)	Shares/ $ Par	Value $(000’s)

Commercial Paper continued
Walgreens Boots Alliance, Inc., 0.000%, 5/14/18 144A	3,000,000	2,991
Walmart, Inc., 0.000%, 4/9/18 144A	1,000,000	999
Walmart, Inc., 0.000%, 4/23/18 144A	2,000,000	1,997
The Walt Disney Co., 0.000%, 4/25/18 144A	3,000,000	2,996

Total		30,140

Money Market Funds (0.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.580%#	2,379,240	2,379

Total		2,379

Short-Term Investments (1.2%)	Shares/ $ Par	Value $(000’s)

US Government & Agencies (0.1%)
Federal Home Loan Bank, 0.000%, 5/10/18	1,500,000	1,498
Federal Home Loan Bank, 0.000%, 7/3/18(b)	3,000,000	2,986

Total		4,484

Total Short-Term Investments
(Cost: $37,011)		37,003

Total Investments (99.9%)
(Cost: $1,496,466)(a)		3,170,638

Other Assets, Less
Liabilities (0.1%)		4,378

Net Assets (100.0%)		3,175,016

*	Non-Income Producing

#	7-day yield as of March 31, 2018.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018 the value of these securities (in thousands) was $30,140 representing 1.0% of the net assets.

(a)	At March 31, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,496,466 and the net unrealized appreciation of investments based on that cost was $1,673,036 which is comprised of $1,732,144 aggregate gross unrealized appreciation and $59,108 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
E-Mini S&P 500 Future	Long	USD	$14	284	6/18	$37,531	$(1,136)

(l)	Security valued using significant unobservable inputs.

(p)	Restricted securities (excluding 144A issues) on March 31, 2018.

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Property Development Centers LLC	2/2/2015	$-	$-	0.00%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

Index 500 Stock Portfolio

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2018.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Staples	$239,735	$-	$-
All Others	2,893,900	-	-
Short-Term Investments
Money Market Funds	2,379	-	-
All Others	-	34,624	-
Total Assets:	$3,136,014	$34,624	$-
Liabilities:
Other Financial Instruments^
Futures	$(1,136)	$-	$-
Total Liabilities:	$(1,136)	$-	$-

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and short sales, written options and swap contracts, which are valued at market value.

Large Company Value Portfolio

Schedule of Investments

March 31, 2018 (unaudited)

Common Stocks (97.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (4.4%)
Advance Auto Parts, Inc.	16,710	1,981
Aptiv PLC	5,160	438
Carnival Corp.	13,600	892
Honda Motor Co., Ltd., ADR	57,450	1,995
L Brands, Inc.	13,350	510
Mattel, Inc.	27,220	358
Target Corp.	17,040	1,183
Time Warner, Inc.	10,410	985

Total		8,342

Consumer Staples (12.6%)
Conagra Brands, Inc.	60,700	2,239
General Mills, Inc.	23,580	1,062
Kellogg Co.	14,960	973
Mondelez International, Inc.	95,790	3,997
PepsiCo, Inc.	13,530	1,477
The Procter & Gamble Co.	69,440	5,505
Sysco Corp.	33,070	1,983
Unilever NV	31,870	1,802
Walgreens Boots Alliance, Inc.	27,560	1,804
Wal-Mart Stores, Inc.	36,200	3,221

Total		24,063

Energy (15.1%)
Anadarko Petroleum Corp.	39,840	2,407
Baker Hughes	74,420	2,067
Chevron Corp.	38,610	4,403
Exxon Mobil Corp.	12,560	937
Occidental Petroleum Corp.	61,150	3,972
Royal Dutch Shell PLC - Class B, ADR	39,310	2,576
Schlumberger, Ltd.	107,080	6,936
Total SA, ADR	97,380	5,618

Total		28,916

Financials (23.4%)
AFLAC, Inc.	43,050	1,884
Ameriprise Financial, Inc.	9,780	1,447
Bank of America Corp.	157,660	4,728
The Bank of New York Mellon Corp.	75,620	3,897
BB&T Corp.	90,330	4,701
Chubb, Ltd.	31,890	4,361
Invesco, Ltd.	107,280	3,434
JPMorgan Chase & Co.	32,500	3,574
M&T Bank Corp.	15,170	2,797

Common Stocks (97.2%)	Shares/ $ Par	Value $ (000’s)

Financials continued
MetLife, Inc.	24,740	1,135
PNC Financial Services Group, Inc.	22,920	3,466
U.S. Bancorp	103,190	5,211
Wells Fargo & Co.	77,020	4,037

Total		44,672

Health Care (19.2%)
Abbott Laboratories	18,260	1,094
Allergan PLC	11,400	1,919
Celgene Corp.*	8,980	801
Cigna Corp.	4,500	755
HCA Healthcare, Inc.	17,290	1,677
Henry Schein, Inc.*	15,070	1,013
Johnson & Johnson	44,970	5,763
McKesson Corp.	11,360	1,600
Medtronic PLC	67,890	5,446
Merck & Co., Inc.	76,110	4,146
Pfizer, Inc.	167,520	5,945
Roche Holding AG	8,230	1,888
Siemens Healthineers AG*	26,720	1,098
Zimmer Biomet Holdings, Inc.	33,160	3,616

Total		36,761

Industrials (7.3%)
Eaton Corp. PLC	22,090	1,765
General Electric Co.	142,390	1,920
Ingersoll-Rand PLC	11,180	956
Johnson Controls International PLC	103,710	3,655
Southwest Airlines Co.	16,690	956
Textron, Inc.	25,070	1,478
Union Pacific Corp.	8,520	1,145
United Parcel Service, Inc. - Class B	14,680	1,536
United Technologies Corp.	5,130	646

Total		14,057

Information Technology (7.7%)
Apple, Inc.	3,850	646
Applied Materials, Inc.	24,350	1,354
Cisco Systems, Inc.	88,940	3,815
Intel Corp.	35,440	1,846
Oracle Corp.	73,790	3,376
QUALCOMM, Inc.	33,140	1,836
TE Connectivity, Ltd.	17,773	1,775

Total		14,648

Common Stocks (97.2%)	Shares/ $ Par	Value $ (000’s)

Materials (1.6%)
DowDuPont, Inc.	28,850	1,838
WestRock Co.	18,660	1,198

Total		3,036

Real Estate (0.5%)
Boston Properties, Inc.	7,240	892

Total		892

Telecommunication Services (2.9%)
Verizon Communications, Inc.	117,400	5,614

Total		5,614

Utilities (2.5%)
Edison International	16,380	1,043
Eversource Energy	21,140	1,245
PPL Corp.	17,130	485
Xcel Energy, Inc.	45,630	2,075

Total		4,848

Total Common Stocks
(Cost: $174,742)		185,849

Investment Companies (1.2%)

Investment Companies (1.2%)
iShares Russell 1000 Value Index Fund	19,260	2,310

Total Investment Companies
(Cost: $2,351)		2,310

Short-Term Investments (1.0%)

Commercial Paper (1.0%)
Credit Agricole, 0.000%, 4/2/18	1,872,000	1,872

Total Short-Term Investments
(Cost: $1,872)		1,872

Total Investments (99.4%)
(Cost: $178,965)(a)		190,031

Other Assets, Less
Liabilities (0.6%)		1,058

Net Assets (100.0%)		191,089

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

CHF — Swiss Franc

Large Company Value Portfolio

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

(a)	At March 31, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $178,965 and the net unrealized appreciation of investments based on that cost was $11,061 which is comprised of $18,897 aggregate gross unrealized appreciation and $7,836 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on March 31, 2018.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Morgan Stanley Capital Services	CHF	1,534	1,617	6/18	$4	$-	$4
Sell	Morgan Stanley Capital Services	EUR	5,807	7,191	6/18	-	(18)	(18)
Sell	Morgan Stanley Capital Services	GBP	1,545	2,176	6/18	7	-	7
Buy	Morgan Stanley Capital Services	JPY	8,408	79	6/18	-	(1)	(1)
Sell	Morgan Stanley Capital Services	JPY	188,213	1,779	6/18	3	-	3

						$14	$(19)	$(5)

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2018.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Staples	$22,261	$1,802	$-
Health Care	34,873	1,888	-
All Others	125,025	-	-
Investment Companies	2,310	-	-
Short-Term Investments	-	1,872	-
Other Financial Instruments^
Forward Currency Contracts	-	14	-
Total Assets:	$184,469	$5,576	$-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	$-	$(19)	$-
Total Liabilities:	$-	$(19)	$-

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and short sales, written options and swaps contracts, which are valued at market value.

Domestic Equity Portfolio

Schedule of Investments

March 31, 2018 (unaudited)

Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (5.7%)
Dollar Tree, Inc.*	244,700	23,222
Lowe’s Cos., Inc.	257,000	22,552

Total		45,774

Consumer Staples (8.6%)
Archer-Daniels-Midland Co.	566,600	24,573
CVS Health Corp.	340,200	21,164
Mondelez International, Inc.	559,300	23,340

Total		69,077

Energy (15.4%)
Chevron Corp.	208,246	23,748
ConocoPhillips	464,200	27,523
Halliburton Co.	529,000	24,831
Marathon Oil Corp.	1,465,045	23,631
Occidental Petroleum Corp.	361,500	23,483

Total		123,216

Financials (12.3%)
The Allstate Corp.	251,600	23,852
The Bank of New York Mellon Corp.	442,800	22,817
BB&T Corp.	512,300	26,660
Marsh & McLennan Cos., Inc.	301,900	24,934

Total		98,263

Health Care (20.9%)
Abbott Laboratories	443,500	26,574

Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
Cardinal Health, Inc.	381,800	23,931
Express Scripts Holding Co.*	356,784	24,647
Johnson & Johnson	180,300	23,105
Merck & Co., Inc.	408,800	22,267
Pfizer, Inc.	650,200	23,076
Quest Diagnostics, Inc.	232,000	23,270

Total		166,870

Industrials (10.2%)
Northrop Grumman Corp.	83,200	29,047
Raytheon Co.	126,000	27,193
Waste Management, Inc.	304,600	25,623

Total		81,863

Information Technology (12.3%)
CA, Inc.	661,487	22,425
Cisco Systems, Inc.	611,100	26,210
Intel Corp.	533,300	27,774
Oracle Corp.	473,700	21,672

Total		98,081

Materials (2.8%)
DowDuPont, Inc.	356,267	22,698

Total		22,698

Real Estate (2.9%)
Equity Residential	375,195	23,120

Total		23,120

Telecommunication Services (5.5%)
AT&T, Inc.	620,800	22,131

Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services continued
Verizon Communications, Inc.	462,600	22,122

Total		44,253

Utilities (2.2%)
Edison International	276,900	17,627

Total		17,627

Total Common Stocks
(Cost: $572,399)		790,842

Short-Term Investments (1.1%)

Money Market Funds (1.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.580%#	9,056,371	9,056

Total		9,056

Total Short-Term Investments
(Cost: $9,056)		9,056

Total Investments (99.9%)
(Cost: $581,455)(a)		799,898

Other Assets, Less
Liabilities (0.1%)		743

Net Assets (100.0%)		800,641

*	Non-Income Producing

#	7-Day yield as of March 31,2018.

(a)	At March 31, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $581,455 and the net unrealized appreciation of investments based on that cost was $218,443 which is comprised of $226,770 aggregate gross unrealized appreciation and $8,327 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

Domestic Equity Portfolio

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2018.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$790,842	$-	$-
Short-Term Investments	9,056	-	-
Total Assets:	$799,898	$-	$-

Equity Income Portfolio

Schedule of Investments

March 31, 2018 (unaudited)

Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (7.1%)
Adient PLC	69,745	4,168
Comcast Corp. - Class A	230,390	7,873
Ford Motor Co.	90,800	1,006
Kohl’s Corp.	90,300	5,916
L Brands, Inc.	72,700	2,778
Las Vegas Sands Corp.	112,800	8,110
Mattel, Inc.	270,200	3,553
News Corp. - Class A	409,900	6,476
Twenty-First Century Fox, Inc. - Class B	394,100	14,333
The Walt Disney Co.	25,600	2,571

Total		56,784

Consumer Staples (8.0%)
Archer-Daniels-Midland Co.	167,400	7,260
Coty, Inc. - Class A	136,697	2,502
CVS Health Corp.	90,242	5,614
Diageo PLC	13,378	453
Kellogg Co.	50,400	3,277
Kimberly-Clark Corp.	90,300	9,945
PepsiCo, Inc.	64,200	7,007
Philip Morris International, Inc.	94,800	9,423
Tyson Foods, Inc. - Class A	143,700	10,517
Wal-Mart Stores, Inc.	94,700	8,425

Total		64,423

Energy (9.3%)
Apache Corp.	161,056	6,198
Chevron Corp.	76,300	8,701
EQT Corp.	17,690	841
Exxon Mobil Corp.	258,000	19,249
Hess Corp.	195,000	9,871
Occidental Petroleum Corp.	119,200	7,743
Total SA, ADR	288,100	16,621
TransCanada Corp.	136,200	5,626

Total		74,850

Financials (26.4%)
American International Group, Inc.	177,400	9,654
Ameriprise Financial, Inc.	18,000	2,663
Bank of America Corp.	48,023	1,440
The Bank of New York Mellon Corp.	125,000	6,441
Brighthouse Financial, Inc.*	112,827	5,799
Chubb, Ltd.	77,800	10,641
Citigroup, Inc.	150,600	10,165
Fifth Third Bancorp	379,300	12,043
Franklin Resources, Inc.	150,700	5,226
JPMorgan Chase & Co.	294,888	32,429
KeyCorp	342,500	6,696

Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Loews Corp.	215,161	10,700
Marsh & McLennan Cos., Inc.	54,000	4,460
MetLife, Inc.	238,300	10,936
Morgan Stanley	329,700	17,791
Northern Trust Corp.	35,000	3,610
PNC Financial Services Group, Inc.	58,000	8,772
State Street Corp.	121,400	12,107
U.S. Bancorp	229,500	11,590
Wells Fargo & Co.	429,800	22,526
Willis Towers Watson PLC	18,316	2,787
XL Group, Ltd.	68,100	3,763

Total		212,239

Health Care (11.0%)
Anthem, Inc.	63,049	13,852
Becton Dickinson and Co.	27,700	6,003
Bristol-Myers Squibb Co.	106,600	6,742
Gilead Sciences, Inc.	128,500	9,688
GlaxoSmithKline PLC	268,438	5,215
GlaxoSmithKline PLC, ADR	93,600	3,657
Johnson & Johnson	113,900	14,596
Medtronic PLC	126,835	10,175
Merck & Co., Inc.	141,000	7,680
Pfizer, Inc.	316,826	11,244

Total		88,852

Industrials (8.2%)
Alaska Air Group, Inc.	37,500	2,324
The Boeing Co.	43,200	14,164
Delta Air Lines, Inc.	63,400	3,475
Emerson Electric Co.	101,600	6,939
Flowserve Corp.	72,621	3,147
General Electric Co.	229,700	3,096
Illinois Tool Works, Inc.	10,900	1,708
Johnson Controls International PLC	344,759	12,149
Pentair PLC	63,200	4,306
Southwest Airlines Co.	54,300	3,110
Stericycle, Inc.*	36,303	2,125
United Parcel Service, Inc. - Class B	87,400	9,147

Total		65,690

Information Technology (10.3%)
Analog Devices, Inc.	18,700	1,704
Applied Materials, Inc.	108,600	6,039
CA, Inc.	41,800	1,417
Cisco Systems, Inc.	311,400	13,356
Harris Corp.	93,673	15,108
Hewlett Packard Enterprise Co.	118,600	2,080

Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Microsoft Corp.	197,400	18,017
QUALCOMM, Inc.	245,800	13,620
TE Connectivity, Ltd.	39,800	3,976
Texas Instruments, Inc.	54,000	5,610
Western Digital Corp.	20,300	1,873

Total		82,800

Materials (5.2%)
Akzo Nobel NV	53,200	1,684
CF Industries Holdings, Inc.	208,300	7,859
DowDuPont, Inc.	232,904	14,838
International Paper Co.	137,600	7,352
Nucor Corp.	82,600	5,046
Vulcan Materials Co.	47,800	5,458

Total		42,237

Real Estate (2.8%)
Equity Residential	104,300	6,427
Rayonier, Inc.	212,606	7,480
SL Green Realty Corp.	37,636	3,644
Weyerhaeuser Co.	149,835	5,244

Total		22,795

Telecommunication Services (2.8%)
CenturyLink, Inc.	135,490	2,226
Telefonica SA	465,861	4,617
Verizon Communications, Inc.	319,808	15,293
Vodafone Group PLC	269,140	737

Total		22,873

Utilities (4.7%)
Edison International	89,788	5,716
NiSource, Inc.	347,900	8,319
PG&E Corp.	104,322	4,583
Sempra Energy	16,456	1,830
The Southern Co.	311,336	13,904
Westar Energy, Inc.	64,100	3,371

Total		37,723

Total Common Stocks
(Cost: $646,507)		771,266

Convertible Preferred Stocks (2.1%)

Health Care (0.7%)
Becton Dickinson and Co., 6.125%, 5/1/20	100,450	5,870

Total		5,870

Utilities (1.4%)
DTE Energy Co., 6.500%, 10/1/19	25,217	1,313

Equity Income Portfolio

Convertible Preferred Stocks (2.1%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
NextEra Energy, Inc., 6.123%, 9/1/19	108,213	6,240
Sempra Energy, 6.000%, 1/15/21	36,037	3,689

Total		11,242

Total Convertible Preferred Stocks
(Cost: $15,211)		17,112

Corporate Bonds (0.3%)	Shares/ $ Par	Value $ (000’s)

Consumer, Cyclical (0.3%)
Mattel, Inc., 6.750%, 12/31/25, 144A	2,600,000	2,542

Total Corporate Bonds
(Cost: $2,599)		2,542

Short-Term Investments (1.4%)

Money Market Funds (1.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.580%#	10,872,267	10,872

Short-Term Investments (1.4%)	Value $ (000’s)

Total Short-Term Investments
(Cost: $10,872)	10,872

Total Investments (99.6%)
(Cost: $675,189)(a)	801,792

Other Assets, Less
Liabilities (0.4%)	2,972

Net Assets (100.0%)	804,764

*	Non-Income Producing

#	7-Day yield as of March 31, 2018.

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018 the value of these securities (in thousands) was $2,542 representing 0.3% of the net assets.

(a)	At March 31, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $675,189 and the net unrealized appreciation of investments based on that cost was $126,602 which is comprised of $159,016 aggregate gross unrealized appreciation and $32,413 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2018.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Staples	$63,970	$453	$-
Health Care	83,637	5,215	-
Telecommunication Services	17,519	5,354	-
All Others	595,118	-	-
Corporate Bonds	-	2,542	-
Convertible Preferred Stocks	17,112	-	-
Short-Term Investments	10,872	-	-
Total Assets:	$788,228	$13,564	$-

Mid Cap Growth Stock Portfolio

Schedule of Investments

March 31, 2018 (unaudited)

Common Stocks (99.9%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (6.1%)
CarMax, Inc.*	199,057	12,329
Choice Hotels International, Inc.	156,040	12,507
Harley-Davidson, Inc.	205,408	8,808
NVR, Inc.*	5,247	14,692
TripAdvisor, Inc.*	182,798	7,475
Under Armour, Inc. - Class C*	360,598	5,174
UniFirst Corp.	33,593	5,430

Total		66,415

Consumer Staples (0.6%)
PriceSmart, Inc.	85,190	7,118

Total		7,118

Energy (3.7%)
Cimarex Energy Co.	28,990	2,711
Diamondback Energy, Inc.*	67,239	8,507
Newfield Exploration Co.*	392,613	9,588
RSP Permian, Inc.*	71,462	3,350
WPX Energy, Inc.*	1,090,418	16,116

Total		40,272

Financials (16.0%)
Alleghany Corp.	14,613	8,979
Credit Acceptance Corp.*	33,193	10,967
Cullen / Frost Bankers, Inc.	79,298	8,411
East West Bancorp, Inc.	78,603	4,916
FactSet Research Systems, Inc.	61,210	12,206
Fairfax Financial Holdings, Ltd.	17,776	9,011
First Citizens BancShares, Inc. - Class A	20,053	8,287
First Republic Bank	142,508	13,198
FNF Group	177,236	7,093
M&T Bank Corp.	79,794	14,711
Markel Corp.*	18,162	21,254
MSCI, Inc.	69,897	10,447
Northern Trust Corp.	109,746	11,318
Pinnacle Financial Partners, Inc.	64,589	4,147
Prosperity Bancshares, Inc.	101,601	7,379
South State Corp.	93,871	8,007
W.R. Berkley Corp.	104,361	7,587
White Mountains Insurance Group, Ltd.	8,259	6,793

Total		174,711

Common Stocks (99.9%)	Shares/ $ Par	Value $ (000’s)

Health Care (17.0%)
Aerie Pharmaceuticals, Inc.*	159,745	8,666
Agios Pharmaceuticals, Inc.*	135,648	11,093
Alkermes PLC*	261,686	15,167
BeiGene, Ltd., ADR*	52,142	8,760
Bluebird Bio, Inc.*	31,829	5,435
Integra LifeSciences Holdings Corp.*	90,977	5,035
Ionis Pharmaceuticals, Inc.*	256,189	11,293
Ironwood Pharmaceuticals, Inc.*	113,635	1,753
Mettler-Toledo International, Inc.*	19,479	11,201
Neurocrine Biosciences, Inc.*	123,001	10,200
Sage Therapeutics, Inc.*	95,493	15,381
Seattle Genetics, Inc.*	50,736	2,656
Spark Therapeutics, Inc.*	103,962	6,923
Steris PLC	131,611	12,287
Teleflex, Inc.	50,787	12,950
Tesaro, Inc.*	115,044	6,574
Ultragenyx Pharmaceutical, Inc.*	172,447	8,793
Varian Medical Systems, Inc.*	98,507	12,082
Veeva Systems, Inc. - Class A*	128,375	9,374
Waters Corp.*	51,943	10,318

Total		185,941

Industrials (18.9%)
Alaska Air Group, Inc.	80,443	4,984
Allison Transmission Holdings, Inc.	171,615	6,703
AMERCO	29,853	10,302
Cintas Corp.	62,723	10,699
The Dun & Bradstreet Corp.	107,789	12,611
Equifax, Inc.	33,091	3,899
Fastenal Co.	153,348	8,371
Genesee & Wyoming, Inc. - Class A*	184,466	13,059
HEICO Corp. - Class A	155,740	11,050
IDEX Corp.	141,393	20,150
JetBlue Airways Corp.*	469,626	9,543
KAR Auction Services, Inc.	181,718	9,849
Lennox International, Inc.	95,764	19,571
The Middleby Corp.*	56,812	7,033
PACCAR, Inc.	114,701	7,590

Common Stocks (99.9%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Robert Half International, Inc.	186,892	10,819
Spirit Airlines, Inc.*	197,834	7,474
TransUnion*	403,540	22,913
Waste Connections, Inc.	147,150	10,557

Total		207,177

Information Technology (31.9%)
2U, Inc.*	13,058	1,097
Akamai Technologies, Inc.*	231,678	16,444
Black Knight, Inc.*	163,322	7,692
Blackbaud, Inc.	156,684	15,952
CDW Corp.	275,376	19,362
Cimpress NV*	38,893	6,017
CommScope Holding Co., Inc.*	281,908	11,268
CoStar Group, Inc.*	40,951	14,852
F5 Networks, Inc.*	33,869	4,898
Finisar Corp.*	206,105	3,259
Genpact, Ltd.	741,143	23,709
Global Payments, Inc.	194,202	21,657
GrubHub, Inc.*	104,512	10,605
Guidewire Software, Inc.*	140,166	11,330
II-VI, Inc.*	308,007	12,597
Keysight Technologies, Inc.*	271,158	14,206
MKS Instruments, Inc.	122,329	14,147
National Instruments Corp.	371,319	18,778
Proofpoint, Inc.*	29,066	3,303
PTC, Inc.*	48,764	3,804
ServiceNow, Inc.*	23,340	3,862
Silicon Laboratories, Inc.*	119,621	10,754
Teradata Corp.*	404,226	16,036
Total System Services, Inc.	172,445	14,875
Trimble Navigation, Ltd.*	248,539	8,918
VeriSign, Inc.*	180,457	21,395
WEX, Inc.*	136,269	21,342
Zillow Group, Inc. - Class A*	115,151	6,218
Zillow Group, Inc. - Class C*	213,857	11,506

Total		349,883

Materials (2.9%)
Ball Corp.	282,768	11,229
Packaging Corp. of America	136,001	15,327
Silgan Holdings, Inc.	200,875	5,594

Total		32,150

Real Estate (1.0%)
Equity Commonwealth*	256,365	7,863

Mid Cap Growth Stock Portfolio

Common Stocks (99.9%)	Shares/ $ Par	Value $ (000’s)

Real Estate continued
Redfin Corp.*	124,567	2,844

Total		10,707

Utilities (1.8%)
Black Hills Corp.	83,294	4,523

Common Stocks (99.9%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
NiSource, Inc.	136,720	3,269
UGI Corp.	272,654	12,111

Total		19,903

Total Common Stocks
(Cost: $1,021,176)		1,094,277

Value $ (000’s)

Total Investments (99.9%)
(Cost: $1,021,176)(a)	1,094,277

Other Assets, Less
Liabilities (0.1%)	919

Net Assets (100.0%)	1,095,196

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,021,176 and the net unrealized appreciation of investments based on that cost was $73,101 which is comprised of $105,273 aggregate gross unrealized appreciation and $32,172 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2018.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,094,277	$-	$-
Total Assets:	$1,094,277	$-	$-

Index 400 Stock Portfolio

Schedule of Investments

March 31, 2018 (unaudited)

Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (11.7%)
Aaron’s, Inc.	30,974	1,443
Adtalem Global Education, Inc.*	30,275	1,440
AMC Networks, Inc. - Class A*	24,732	1,279
American Eagle Outfitters, Inc.	84,603	1,686
AutoNation, Inc.*	29,978	1,402
Bed Bath & Beyond, Inc.	71,529	1,501
Big Lots, Inc.	21,112	919
Boyd Gaming Corp.	41,251	1,314
Brinker International, Inc.	23,278	840
Brunswick Corp.	43,977	2,612
Cable One, Inc.	2,356	1,619
Carter’s, Inc.	23,769	2,474
The Cheesecake Factory, Inc.	21,440	1,034
Churchill Downs, Inc.	5,699	1,391
Cinemark Holdings, Inc.	53,233	2,005
Cooper Tire & Rubber Co.	25,514	747
Cracker Barrel Old Country Store, Inc.	12,056	1,919
Dana Inc.	72,946	1,879
Deckers Outdoor Corp.*	15,953	1,436
Delphi Technologies PLC	44,507	2,121
Dick’s Sporting Goods, Inc.	41,534	1,456
Dillard’s, Inc. - Class A	10,326	830
Domino’s Pizza, Inc.	21,966	5,130
Dunkin’ Brands Group, Inc.	41,315	2,466
GameStop Corp. - Class A	50,883	642
Gentex Corp.	137,832	3,173
Graham Holdings Co.	2,324	1,400
Helen of Troy, Ltd.*	13,545	1,178
ILG, Inc.	53,025	1,650
International Speedway Corp. - Class A	12,306	543
Jack in the Box, Inc.	14,833	1,266
John Wiley & Sons, Inc. - Class A	22,301	1,420
KB Home	42,407	1,206
Live Nation Entertainment, Inc.*	67,961	2,864
Meredith Corp.	19,903	1,071
The Michaels Cos., Inc.*	55,531	1,094
Murphy USA, Inc.*	15,819	1,152
The New York Times Co. - Class A	64,257	1,549
NVR, Inc.*	1,720	4,816
Office Depot, Inc.	258,591	556
Papa John’s International, Inc.	12,297	705
Polaris Industries, Inc.	29,455	3,373
Pool Corp.	20,289	2,967

Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
Sally Beauty Holdings, Inc.*	62,835	1,034
Scientific Games Corp. - Class A*	26,660	1,109
Service Corp. International	92,923	3,507
Signet Jewelers, Ltd.	30,367	1,170
Six Flags Entertainment Corp.	39,495	2,459
Skechers U.S.A., Inc. - Class A*	68,142	2,650
Sotheby’s*	18,708	960
TEGNA, Inc.	108,290	1,233
Tempur Sealy International, Inc.*	23,193	1,050
Texas Roadhouse, Inc.	32,972	1,905
Thor Industries, Inc.	24,614	2,835
Toll Brothers, Inc.	71,809	3,106
TRI Pointe Homes, Inc.*	75,948	1,248
Tupperware Brands Corp.	25,674	1,242
Urban Outfitters, Inc.*	40,233	1,487
The Wendy’s Co.	90,187	1,583
Williams-Sonoma, Inc.	38,896	2,052

Total		104,198

Consumer Staples (3.3%)
The Boston Beer Co., Inc. - Class A*	4,427	837
Casey’s General Stores, Inc.	18,858	2,070
Edgewell Personal Care Co.*	27,121	1,324
Energizer Holdings, Inc.	29,978	1,786
Flowers Foods, Inc.	93,088	2,035
The Hain Celestial Group, Inc.*	52,194	1,674
Ingredion, Inc.	36,282	4,677
Lamb Weston Holdings, Inc.	73,416	4,274
Lancaster Colony Corp.	9,790	1,206
Nu Skin Enterprises, Inc.	24,905	1,836
Post Holdings, Inc.*	32,936	2,495
Sanderson Farms, Inc.	10,093	1,201
Sprouts Farmers Market, Inc.*	62,158	1,459
Tootsie Roll Industries, Inc.	9,752	287
TreeHouse Foods, Inc.*	28,366	1,086
United Natural Foods, Inc.*	25,315	1,087

Total		29,334

Energy (4.2%)
Callon Petroleum Co.*	101,375	1,342
Chesapeake Energy Corp.*	456,680	1,379
CNX Resources Corp.*	101,147	1,561
Core Laboratories N.V.	22,155	2,398

Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Diamond Offshore Drilling, Inc.*	32,394	475
Dril-Quip, Inc.*	19,154	858
Energen Corp.*	48,819	3,069
Ensco PLC - Class A	218,997	961
Gulfport Energy Corp.*	82,760	799
HollyFrontier Corp.	89,083	4,352
Matador Resources Co.*	48,836	1,461
Murphy Oil Corp.	81,477	2,105
Nabors Industries, Ltd.	158,483	1,108
Oceaneering International, Inc.	49,453	917
Patterson-UTI Energy, Inc.	111,647	1,955
PBF Energy, Inc.	55,587	1,884
QEP Resources, Inc.*	121,013	1,185
Rowan Cos., PLC - Class A*	57,078	659
SM Energy Co.	51,579	930
Southwestern Energy Co.*	256,687	1,111
Superior Energy Services, Inc.*	77,467	653
Transocean, Ltd.*	218,972	2,168
World Fuel Services Corp.	33,975	834
WPX Energy, Inc.*	200,004	2,956

Total		37,120

Financials (17.4%)
Alleghany Corp.	7,730	4,750
American Financial Group, Inc.	34,642	3,888
Aspen Insurance Holdings, Ltd.	29,872	1,340
Associated Banc-Corp.	85,664	2,129
BancorpSouth Bank	42,211	1,342
Bank of Hawaii Corp.	21,258	1,767
Bank of the Ozarks	60,991	2,944
Brown & Brown, Inc.	114,892	2,923
Cathay General Bancorp	38,298	1,531
Chemical Financial Corp.	35,811	1,958
CNO Financial Group, Inc.	83,816	1,816
Commerce Bancshares, Inc.	47,167	2,826
Cullen / Frost Bankers, Inc.	29,107	3,087
East West Bancorp, Inc.	72,599	4,540
Eaton Vance Corp.	60,307	3,357
Evercore Partners, Inc.	20,640	1,800
F.N.B. Corp.	162,465	2,185
FactSet Research Systems, Inc.	19,600	3,909
Federated Investors, Inc. - Class B	47,678	1,592
First American Financial Corp.	55,611	3,263

Index 400 Stock Portfolio

Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)

Financials continued
First Horizon National Corp.	164,156	3,091
Fulton Financial Corp.	88,041	1,563
Genworth Financial, Inc. - Class A*	250,731	710
Hancock Holding Co.	42,819	2,214
Hanover Insurance Group, Inc.	21,346	2,516
Home BancShares, Inc.	79,398	1,811
Interactive Brokers Group, Inc. - Class A	35,899	2,414
International Bancshares Corp.	27,222	1,059
Janus Henderson Group, PLC	90,595	2,998
Kemper Corp.	24,556	1,400
Legg Mason, Inc.	42,461	1,726
LendingTree, Inc.*	3,874	1,271
MarketAxess Holdings, Inc.	18,878	4,105
MB Financial, Inc.	42,184	1,708
Mercury General Corp.	18,342	841
MSCI, Inc.	45,176	6,752
New York Community Bancorp, Inc.	246,217	3,208
Old Republic International Corp.	125,813	2,699
PacWest Bancorp	63,174	3,129
Pinnacle Financial Partners, Inc.	37,163	2,386
Primerica, Inc.	22,224	2,147
Prosperity Bancshares, Inc.	35,074	2,547
Reinsurance Group of America, Inc.	32,387	4,988
RenaissanceRe Holdings, Ltd.	20,103	2,784
SEI Investments Co.	65,566	4,912
Signature Bank*	26,963	3,827
SLM Corp.*	217,756	2,441
Sterling Bancorp	112,863	2,545
Stifel Financial Corp.	36,088	2,137
Synovus Financial Corp.	59,609	2,977
TCF Financial Corp.	85,868	1,959
Texas Capital Bancshares, Inc.*	24,938	2,242
Trustmark Corp.	34,063	1,061
UMB Financial Corp.	22,121	1,601
Umpqua Holdings Corp.	110,719	2,371
United Bankshares, Inc.	52,759	1,860
Valley National Bancorp	132,926	1,656
W.R. Berkley Corp.	48,227	3,506
Washington Federal, Inc.	43,377	1,501
Webster Financial Corp.	46,264	2,563
Wintrust Financial Corp.	28,239	2,430

Total		154,603

Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)

Health Care (7.9%)
ABIOMED, Inc.*	21,127	6,148
Acadia Healthcare Co., Inc.*	41,082	1,610
Akorn, Inc.*	47,185	883
Allscripts Healthcare Solutions, Inc.*	90,835	1,122
Bio-Rad Laboratories, Inc. - Class A*	10,153	2,539
Bio-Techne Corp.	18,822	2,843
Cantel Medical Corp.	17,848	1,988
Catalent, Inc.*	66,961	2,749
Charles River Laboratories International, Inc.*	23,822	2,543
Encompass Health Corp.	49,292	2,818
Endo International PLC*	100,959	600
Globus Medical, Inc. - Class A*	36,409	1,814
Halyard Health, Inc.*	23,566	1,086
Hill-Rom Holdings, Inc.	33,237	2,892
ICU Medical, Inc.*	7,583	1,914
LifePoint Health, Inc.*	19,577	920
LivaNova PLC*	21,832	1,932
Mallinckrodt PLC*	43,371	628
Masimo Corp.*	23,860	2,098
Medidata Solutions, Inc.*	29,751	1,869
MEDNAX, Inc.*	47,110	2,621
Molina Healthcare, Inc.*	23,099	1,875
NuVasive, Inc.*	25,745	1,344
Patterson Cos., Inc.	40,959	910
Prestige Brands Holdings, Inc.*	26,640	898
Steris PLC	42,616	3,979
Syneos Health, Inc.*	28,301	1,005
Teleflex, Inc.	22,627	5,769
Tenet Healthcare Corp.*	40,626	985
United Therapeutics Corp.*	21,718	2,440
WellCare Health Plans, Inc.*	22,365	4,331
West Pharmaceutical Services, Inc.	37,161	3,281

Total		70,434

Industrials (15.2%)
AECOM*	79,945	2,848
AGCO Corp.	33,162	2,151
Avis Budget Group, Inc.*	35,780	1,676
The Brink’s Co.	25,402	1,812
Carlisle Cos., Inc.	31,034	3,240
Clean Harbors, Inc.*	25,827	1,261
Copart, Inc.*	101,374	5,163
Crane Co.	25,464	2,361
Curtiss-Wright Corp.	22,178	2,996
Deluxe Corp.	24,071	1,781
Donaldson Co., Inc.	65,247	2,939
The Dun & Bradstreet Corp.	18,582	2,174

Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Dycom Industries, Inc.*	15,665	1,686
EMCOR Group, Inc.	29,319	2,285
EnerSys	21,050	1,460
Esterline Technologies Corp.*	13,137	961
GATX Corp.	19,086	1,307
Genesee & Wyoming, Inc. - Class A*	31,115	2,203
Graco, Inc.	85,105	3,891
Granite Construction, Inc.	20,035	1,119
Healthcare Services Group, Inc.	37,006	1,609
Herman Miller, Inc.	29,970	958
HNI Corp.	21,721	784
Hubbell, Inc.	27,475	3,346
IDEX Corp.	38,441	5,478
ITT, Inc.	44,199	2,165
JetBlue Airways Corp.*	161,659	3,285
KBR, Inc.	70,452	1,141
Kennametal, Inc.	40,971	1,645
Kirby Corp.*	26,985	2,076
KLX, Inc.*	25,297	1,798
Knight-Swift Transportation Holdings	64,439	2,965
Landstar System, Inc.	21,091	2,313
Lennox International, Inc.	18,883	3,859
Lincoln Electric Holdings, Inc.	30,993	2,788
Manpowergroup, Inc.	33,230	3,825
MSA Safety, Inc.	17,088	1,422
MSC Industrial Direct Co., Inc. - Class A	22,630	2,075
Nordson Corp.	25,624	3,494
NOW, Inc.*	54,078	553
Old Dominion Freight Line, Inc.	34,341	5,047
Orbital ATK, Inc.	29,030	3,850
Oshkosh Corp.	37,492	2,897
Pitney Bowes, Inc.	93,813	1,022
Regal Beloit Corp.	22,260	1,633
Rollins, Inc.	48,224	2,461
Ryder System, Inc.	26,609	1,937
Teledyne Technologies, Inc.*	17,929	3,356
Terex Corp.	38,649	1,446
The Timken Co.	34,424	1,570
The Toro Co.	53,840	3,362
Trinity Industries, Inc.	75,753	2,472
Valmont Industries, Inc.	11,398	1,667
Wabtec Corp.	42,954	3,496
Watsco, Inc.	16,075	2,909
Werner Enterprises, Inc.	22,562	823
Woodward, Inc.	27,698	1,985

Total		134,826

Index 400 Stock Portfolio

Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)

Information Technology (17.2%)
3D Systems Corp.*	57,189	663
ACI Worldwide, Inc.*	58,215	1,381
Acxiom Corp.*	39,775	903
ARRIS International PLC*	87,457	2,324
Arrow Electronics, Inc.*	44,054	3,393
Avnet, Inc.	60,244	2,516
Belden, Inc.	21,060	1,452
Blackbaud, Inc.	24,148	2,459
Broadridge Financial Solutions, Inc.	58,591	6,427
Cars.com, Inc.*	35,948	1,018
CDK Global, Inc.	63,529	4,024
Ciena Corp.*	72,487	1,877
Cirrus Logic, Inc.*	31,826	1,293
Cognex Corp.	87,168	4,532
Coherent, Inc.*	12,466	2,336
CommVault Systems, Inc.*	20,993	1,201
Convergys Corp.	46,016	1,041
CoreLogic, Inc.*	40,928	1,851
Cree, Inc.*	49,290	1,987
Cypress Semiconductor Corp.	178,298	3,024
Diebold, Inc.	38,142	587
DST Systems, Inc.	29,770	2,490
Fair Isaac Corp.*	15,105	2,558
First Solar, Inc.*	40,930	2,905
Fortinet, Inc.*	72,577	3,889
Integrated Device Technology, Inc.*	66,469	2,031
InterDigital, Inc.	17,392	1,280
j2 Global, Inc.	24,659	1,946
Jabil Circuit, Inc.	88,015	2,529
Jack Henry & Associates, Inc.	38,806	4,694
Keysight Technologies, Inc.*	95,430	5,000
Knowles Corp.*	44,910	565
Leidos Holdings, Inc.	71,508	4,677
Littelfuse, Inc.	12,471	2,596
LogMeIn, Inc.	26,334	3,043
Manhattan Associates, Inc.*	34,139	1,430
MAXIMUS, Inc.	32,759	2,186
Microsemi Corp.*	59,063	3,823
MKS Instruments, Inc.	27,367	3,165
Monolithic Power Systems	19,468	2,254
National Instruments Corp.	54,038	2,733
NCR Corp.*	59,468	1,874
NetScout Systems, Inc.*	43,831	1,155
Plantronics, Inc.	16,613	1,003
PTC, Inc.*	58,405	4,556
Sabre Corp.	113,063	2,425
Science Applications International Corp.	21,480	1,693
Silicon Laboratories, Inc.*	21,451	1,928
Synaptics, Inc.*	17,328	792

Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
SYNNEX Corp.	14,705	1,741
Tech Data Corp.*	17,438	1,484
Teradata Corp.*	61,276	2,431
Teradyne, Inc.	98,154	4,487
Trimble Navigation, Ltd.*	124,695	4,474
Tyler Technologies, Inc.*	17,704	3,735
The Ultimate Software Group, Inc.*	14,588	3,555
VeriFone Systems, Inc.*	55,426	852
Versum Materials, Inc.	54,714	2,059
ViaSat, Inc.*	27,506	1,808
Vishay Intertechnology, Inc.	66,303	1,233
WEX, Inc.*	20,100	3,148
Zebra Technologies Corp. - Class A*	26,746	3,723

Total		152,239

Materials (6.9%)
Allegheny Technologies, Inc.*	63,115	1,495
AptarGroup, Inc.	31,197	2,802
Ashland Global Holdings, Inc.	31,255	2,181
Bemis Co., Inc.	45,694	1,989
Cabot Corp.	31,044	1,730
Carpenter Technology Corp.	23,564	1,040
The Chemours Co.	93,001	4,530
Commercial Metals Co.	58,580	1,199
Compass Minerals International, Inc.	16,993	1,025
Domtar Corp.	31,489	1,339
Eagle Materials, Inc.	24,423	2,517
Grief, Inc. - Class A	13,019	680
Louisiana-Pacific Corp.	72,803	2,095
Minerals Technologies, Inc.	17,798	1,192
NewMarket Corp.	4,615	1,854
Olin Corp.	83,928	2,551
Owens-Illinois, Inc.*	81,923	1,774
PolyOne Corp.	40,627	1,727
Reliance Steel & Aluminum Co.	36,580	3,136
Royal Gold, Inc.	32,875	2,823
RPM International, Inc.	67,136	3,200
The Scotts Miracle-Gro Co. - Class A	20,014	1,716
Sensient Technologies Corp.	21,678	1,530
Silgan Holdings, Inc.	37,146	1,034
Sonoco Products Co.	49,969	2,423
Steel Dynamics, Inc.	118,570	5,243
United States Steel Corp.	88,340	3,109
Valvoline, Inc.	100,486	2,224
Worthington Industries, Inc.	21,965	943

Total		61,101

Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)

Real Estate (8.6%)
Alexander & Baldwin, Inc.	33,971	786
American Campus Communities, Inc.	68,557	2,648
Camden Property Trust	46,542	3,918
CoreCivic, Inc.	59,370	1,159
CoreSite Realty Corp.	17,199	1,724
Corporate Office Properties Trust	50,871	1,314
Cousins Properties, Inc.	210,947	1,831
CyrusOne, Inc.	48,281	2,472
DCT Industrial Trust, Inc.	47,066	2,652
Douglas Emmett, Inc.	80,057	2,943
Education Realty Trust, Inc.	38,062	1,247
EPR Properties	32,474	1,799
First Industrial Realty Trust, Inc.	60,356	1,764
The GEO Group, Inc.	62,297	1,275
Healthcare Realty Trust, Inc.	62,728	1,738
Highwoods Properties, Inc.	51,876	2,273
Hospitality Properties Trust	82,547	2,092
JBG SMITH Properties	46,901	1,581
Jones Lang LaSalle, Inc.	22,807	3,983
Kilroy Realty Corp.	49,584	3,518
Lamar Advertising Co. - Class A	42,109	2,681
LaSalle Hotel Properties	56,866	1,650
Liberty Property Trust	74,064	2,943
Life Storage, Inc.	23,363	1,951
Mack-Cali Realty Corp.	45,274	757
Medical Properties Trust, Inc.	183,173	2,381
National Retail Properties, Inc.	77,297	3,035
OMEGA Healthcare Investors, Inc.	99,745	2,697
Potlatch Corp.	30,190	1,571
Quality Care Properties, Inc.*	47,118	915
Rayonier, Inc.	64,834	2,281
Sabra Health Care REIT, Inc.	89,520	1,580
Senior Housing Properties Trust	119,353	1,869
Tanger Factory Outlet Centers, Inc.	47,483	1,045
Taubman Centers, Inc.	30,592	1,741
Uniti Group, Inc.	82,834	1,346
Urban Edge Properties	53,164	1,135
Washington Prime Group, Inc.	93,304	622
Weingarten Realty Investors	59,999	1,685

Total		76,602

Telecommunication Services (0.2%)
Telephone and Data Systems, Inc.	46,427	1,301

Total		1,301

Index 400 Stock Portfolio

Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)

Utilities (5.3%)
ALLETE, Inc.	25,545	1,846
Aqua America, Inc.	89,278	3,041
Atmos Energy Corp.	55,730	4,695
Black Hills Corp.	26,894	1,460
Great Plains Energy, Inc.	108,317	3,443
Hawaiian Electric Industries, Inc.	54,667	1,880
IDACORP, Inc.	25,310	2,234
MDU Resources Group, Inc.	98,094	2,762
National Fuel Gas Co.	43,095	2,217
New Jersey Resources Corp.	43,996	1,764
NorthWestern Corp.	24,810	1,335
OGE Energy Corp.	100,304	3,287
ONE Gas, Inc.	26,253	1,733
PNM Resources, Inc.	40,007	1,530
Southwest Gas Holdings, Inc.	24,189	1,636
UGI Corp.	86,899	3,860
Vectren Corp.	41,708	2,666
Westar Energy, Inc.	71,439	3,757

Common Stocks (97.9%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
WGL Holdings, Inc.	25,796	2,158

Total		47,304

Total Common Stocks
(Cost: $635,280)		869,062

Short-Term Investments (2.0%)

Commercial Paper (1.6%)
Apple, Inc., 0.000%, 5/14/18 144A	1,000,000	998
Apple, Inc., 0.000%, 5/1/18 144A	500,000	499
Kellogg Co., 0.000%, 4/5/18 144A	1,000,000	1,000
Mondelez International, Inc., 0.000%, 4/10/18 144A	1,500,000	1,499
Pfizer, Inc., 1.850%, 6/4/18 144A	1,500,000	1,495
Roche Holdings, Inc., 0.000%, 4/18/18 144A	1,500,000	1,498
Societe Generale SA, 0.000%, 4/2/18 144A	1,200,000	1,200
Societe Generale SA, 0.000%, 5/7/18 144A	1,500,000	1,497
The Southern Co., 0.000%, 5/29/18 144A	1,000,000	996
Walgreens Boots Alliance, Inc., 0.000%, 5/14/18 144A	500,000	498

Short-Term Investments (2.0%)	Shares/ $ Par	Value $ (000’s)

Commercial Paper continued
Walmart, Inc., 0.000%, 4/9/18 144A	500,000	500
Walmart, Inc., 0.000%, 4/16/18 144A	1,000,000	999
The Walt Disney Co., 0.000%, 4/9/18 144A	1,500,000	1,499

Total		14,178

Money Market Funds (0.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.580%#	1,507,182	1,507

Total		1,507

US Government & Agencies (0.2%)
Federal Home Loan Bank, 0.000%, 7/3/18	2,000,000	1,991

Total		1,991

Total Short-Term Investments
(Cost: $17,680)		17,676

Total Investments (99.9%)
(Cost: $652,960)(a)		886,738

Other Assets, Less
Liabilities (0.1%)		1,001

Net Assets (100.0%)		887,739

*	Non-Income Producing

#	7-day yield as of March 31, 2018

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018 the value of these securities (in thousands) was $14,178 representing 1.6% of the net assets.

(a)	At March 31, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $652,960 and the net unrealized appreciation of investments based on that cost was $233,389 which is comprised of $280,874 aggregate gross unrealized appreciation and $47,485 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
E-Mini S&P 400 Future	Long	USD	$9	95	6/18	$17,889	$(389)

Index 400 Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2018.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$869,062	$-	$-
Short-Term Investments
Money Market Funds	1,507	-	-
All Others	-	16,169	-
Total Assets:	$870,569	$16,169	$-
Liabilities:
Other Financial Instruments^
Futures	$(389)	$-	$-
Total Liabilities:	$(389)	$-	$-

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and short sales, written options and swaps contracts, which are valued at market value.

Mid Cap Value Portfolio

Schedule of Investments

March 31, 2018 (unaudited)

Common Stocks (96.5%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (5.1%)
Advance Auto Parts, Inc.	52,686	6,246
Aptiv PLC	16,712	1,420
Carnival Corp.	36,749	2,410
Genuine Parts Co.	42,093	3,782
Honda Motor Co., Ltd., ADR*	139,743	4,853
PulteGroup, Inc.	127,560	3,762
Target Corp.	66,142	4,592

Total		27,065

Consumer Staples (10.4%)
Conagra Brands, Inc.	285,991	10,547
Dr. Pepper Snapple Group, Inc.	12,939	1,532
General Mills, Inc.	162,408	7,318
The J.M. Smucker Co.	40,679	5,045
Kellogg Co.	125,224	8,141
Molson Coors Brewing Co. - Class B	46,520	3,504
Mondelez International, Inc.	189,399	7,904
Sysco Corp.	135,512	8,125
US Foods Holding Corp.*	90,193	2,956

Total		55,072

Energy (12.3%)
Anadarko Petroleum Corp.	79,302	4,791
Baker Hughes	244,900	6,801
Cimarex Energy Co.	48,609	4,545
Devon Energy Corp.	194,824	6,193
EQT Corp.	156,301	7,426
Exxon Mobil Corp.	249,776	6,615
Halliburton Co.	45,273	2,125
Helmerich & Payne, Inc.	15,030	1,000
Marathon Petroleum Corp.	52,276	3,822
National Oilwell Varco, Inc.	188,342	6,933
Noble Energy, Inc.	224,298	6,796
Occidental Petroleum Corp.	79,212	5,146
Spectra Energy Partners LP	98,204	3,303

Total		65,496

Financials (21.0%)
AFLAC, Inc.	86,794	3,798
Ameriprise Financial, Inc.	43,054	6,369
Arthur J. Gallagher & Co.	59,005	4,055
Bank of Hawaii Corp.	69,274	5,757
BB&T Corp.	194,347	10,114
Brown & Brown, Inc.	107,490	2,735
Capitol Federal Financial, Inc.	337,164	4,164

Common Stocks (96.5%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Chubb, Ltd.	52,144	7,132
Comerica, Inc.	16,988	1,630
Commerce Bancshares, Inc.	96,327	5,771
Invesco, Ltd.	323,446	10,353
M&T Bank Corp.	40,571	7,480
Northern Trust Corp.	124,969	12,888
PNC Financial Services Group, Inc.	17,590	2,660
ProAssurance Corp.	41,693	2,024
Reinsurance Group of America, Inc.	27,060	4,167
SunTrust Banks, Inc.	80,037	5,446
T. Rowe Price Group, Inc.	19,531	2,109
Torchmark Corp.	21,947	1,847
The Travelers Cos., Inc.	11,617	1,613
UMB Financial Corp.	40,034	2,898
Unum Group	19,544	930
Westamerica Bancorporation	95,621	5,554

Total		111,494

Health Care (10.3%)
Cardinal Health, Inc.	96,228	6,032
Express Scripts Holding Co.*	50,834	3,512
HCA Healthcare, Inc.	40,338	3,913
Henry Schein, Inc.*	53,808	3,616
LifePoint Health, Inc.*	134,952	6,343
McKesson Corp.	32,054	4,515
Quest Diagnostics, Inc.	50,358	5,051
Siemens Healthineers AG*	64,973	2,670
Steris PLC	53,103	4,958
Zimmer Biomet Holdings, Inc.	126,270	13,768

Total		54,378

Industrials (14.2%)
Cummins, Inc.	20,195	3,273
Eaton Corp. PLC	63,333	5,061
Emerson Electric Co.	96,499	6,591
Heartland Express, Inc.	255,706	4,600
Hubbell, Inc.	69,122	8,418
IMI, PLC	202,457	3,073
Ingersoll-Rand PLC	49,162	4,204
Johnson Controls International PLC	362,055	12,759
MSC Industrial Direct Co., Inc. - Class A	70,718	6,485
Norfolk Southern Corp.	20,113	2,731
PACCAR, Inc.	40,908	2,707
Parker Hannifin Corp.	6,848	1,171
Republic Services, Inc.	52,517	3,478

Common Stocks (96.5%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Southwest Airlines Co.	86,677	4,965
Textron, Inc.	103,268	6,090

Total		75,606

Information Technology (6.5%)
Applied Materials, Inc.	81,464	4,530
HP, Inc.	125,156	2,743
Keysight Technologies, Inc.*	134,159	7,029
Maxim Integrated Products, Inc.	108,416	6,529
Microchip Technology, Inc.	38,326	3,502
TE Connectivity, Ltd.	44,832	4,479
Teradyne, Inc.	123,436	5,642

Total		34,454

Materials (6.0%)
Bemis Co., Inc.	86,270	3,755
Graphic Packaging Holding Co.	483,590	7,423
Orkla ASA	508,226	5,463
Sonoco Products Co.	118,359	5,740
WestRock Co.	150,349	9,648

Total		32,029

Real Estate (4.5%)
American Tower Corp.	27,011	3,926
Empire State Realty Trust, Inc.	99,906	1,678
MGM Growth Properties LLC - Class A	138,142	3,666
Piedmont Office Realty Trust, Inc. - Class A	209,166	3,679
Weyerhaeuser Co.	318,027	11,131

Total		24,080

Utilities (6.2%)
Ameren Corp.	35,066	1,986
Atmos Energy Corp.	32,650	2,751
Edison International	76,453	4,867
Eversource Energy	43,269	2,549
NorthWestern Corp.	97,905	5,267
Pinnacle West Capital Corp.	48,899	3,902
Spire, Inc.	53,915	3,898
Xcel Energy, Inc.	167,441	7,615

Total		32,835

Total Common Stocks
(Cost: $468,485)		512,509

Mid Cap Value Portfolio

Investment Companies (1.3%)	Shares/ $ Par	Value $ (000’s)

Investment Companies (1.3%)
iShares Russell Midcap Value Index Fund	76,922	6,648

Total Investment Companies
(Cost: $6,964)		6,648

Short-Term Investments (2.0%)

Commercial Paper (1.9%)
Credit Agricole, 0.000%, 4/2/18	10,423,000	10,421

Total		10,421

Short-Term Investments (2.0%)	Shares/ $ Par	Value $ (000’s)

Money Market Funds (0.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.580%#	432,784	433

Total		433

Total Short-Term Investments
(Cost: $10,855)		10,854

Total Investments (99.8%)
(Cost: $486,304)(a)		530,011

Other Assets, Less
Liabilities (0.2%)		1,075

Net Assets (100.0%)		531,086

*	Non-Income Producing

#	7-Day yield as of March 31, 2018.

ADR after the name of a security represents—American Depositary Receipt.

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

(a)	At March 31, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $486,304 and the net unrealized appreciation of investments based on that cost was $43,750 which is comprised of $66,881 aggregate gross unrealized appreciation and $23,131 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on March 31, 2018.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Morgan Stanley Capital Services Inc.	CAD	206	160	6/18	$-	$(1)	$(1)
Sell	Morgan Stanley Capital Services Inc.	CAD	7,545	5,866	6/18	-	(32)	(32)
Sell	Morgan Stanley Capital Services Inc.	EUR	1,764	2,185	6/18	-	(5)	(5)
Buy	Morgan Stanley Capital Services Inc.	GBP	67	95	6/18	-	(1)	(1)
Sell	Morgan Stanley Capital Services Inc.	GBP	1,873	2,638	6/18	8	-	8
Buy	Morgan Stanley Capital Services Inc.	JPY	18,566	176	6/18	-	(2)	(2)
Sell	Morgan Stanley Capital Services Inc.	JPY	327,293	3,094	6/18	6	-	6
Buy	Morgan Stanley Capital Services Inc.	NOK	910	116	6/18	-	(3)	(3)
Sell	Morgan Stanley Capital Services Inc.	NOK	37,813	4,837	6/18	73	-	73

						$87	$(44)	$43

Mid Cap Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2018.

		Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Industrials	$72,533	$3,073	$-
Materials	26,566	5,463	-
All Others	404,874	-	-
Investment Companies	6,648	-	-
Short-Term Investments
Money Market Funds	433	-	-
All Others	-	10,421	-
Other Financial Instruments^
Forward Currency Contracts	-	87	-
Total Assets:	$511,054	$19,044	$-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-	(44)	-
Total Liabilities:	$-	$(44)	$-

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and short sales, written options and swaps contracts, which are valued at market value.

Small Cap Growth Stock Portfolio

Schedule of Investments

March 31, 2018 (unaudited)

Common Stocks (99.0%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (14.0%)
Burlington Stores, Inc.*	18,972	2,526
Caleres, Inc.	114,433	3,845
Carter’s, Inc.	51,645	5,376
Cooper Tire & Rubber Co.	90,503	2,652
Core-Mark Holding Co., Inc.	134,581	2,861
Dunkin’ Brands Group, Inc.	77,515	4,627
Five Below, Inc.*	65,602	4,811
Floor & Decor Holdings, Inc.*	42,381	2,209
Installed Building Products, Inc.*	56,056	3,366
La Quinta Holdings, Inc.*	100,978	1,910
Marriott Vacations Worldwide Corp.	42,124	5,611
The Michaels Cos., Inc.*	123,018	2,425
Oxford Industries, Inc.	60,625	4,520
Papa John’s International, Inc.	63,978	3,666
Steven Madden, Ltd.	149,782	6,575
Tenneco, Inc.	102,796	5,640
TopBuild Corp.*	89,919	6,881
Visteon Corp.*	33,320	3,673
Wayfair, Inc.*	22,640	1,529
Wingstop, Inc.	138,760	6,554
Wolverine World Wide, Inc.	195,585	5,652

Total		86,909

Consumer Staples (2.7%)
Casey’s General Stores, Inc.	32,463	3,564
Hostess Brands, Inc.*	264,243	3,908
Performance Food Group Co.*	82,717	2,469
Post Holdings, Inc.*	36,277	2,748
PriceSmart, Inc.	52,063	4,350

Total		17,039

Energy (1.9%)
Newfield Exploration Co.*	130,443	3,186
PDC Energy, Inc.*	61,194	3,000
ProPetro Holding Corp.*	160,700	2,554
WildHorse Resource Development Corp.*	159,100	3,037

Total		11,777

Financials (5.3%)
Evercore Partners, Inc.	58,895	5,135
FCB Financial Holdings, Inc. - Class A*	57,967	2,962
First Busey Corp.	80,983	2,407
First Hawaiian, Inc.	79,767	2,220

Common Stocks (99.0%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Great Western Bancorp, Inc.	71,793	2,891
IBERIABANK Corp.	54,617	4,260
James River Group Holdings, Ltd.	104,562	3,709
MGIC Investment Corp.*	277,390	3,606
OneMain Holdings, Inc.*	64,387	1,928
Sterling Bancorp	177,740	4,008

Total		33,126

Health Care (24.6%)
Abeona Therapeutics, Inc.*	73,616	1,056
Aerie Pharmaceuticals, Inc.*	54,855	2,976
Agios Pharmaceuticals, Inc.*	27,997	2,290
Amicus Therapeutics, Inc.*	286,626	4,311
Anika Therapeutics, Inc.*	65,193	3,241
Arena Pharmaceuticals, Inc.*	82,465	3,257
AtriCure, Inc.*	133,874	2,747
Atrion Corp.	4,991	3,151
Audentes Therapeutics, Inc.*	52,922	1,590
Bluebird Bio, Inc.*	24,778	4,231
Blueprint Medicines Corp.*	59,032	5,413
Calithera Biosciences, Inc.*	105,756	666
Cardiovascular Systems, Inc.*	118,010	2,588
Catalent, Inc.*	137,434	5,643
Coherus Biosciences, Inc.*	94,374	1,043
Cytokinetics, Inc.*	136,187	981
Dermira, Inc.*	106,939	854
Exact Sciences Corp.*	42,749	1,724
Five Prime Therapeutics, Inc.*	117,316	2,015
Flexion Therapeutics, Inc.*	61,334	1,374
G1 Therapeutics, Inc.*	32,300	1,197
Globus Medical, Inc. - Class A*	147,449	7,346
GlycoMimetics, Inc.*	87,330	1,417
Heron Therapeutics, Inc.*	101,000	2,788
HMS Holdings Corp.*	147,201	2,479
ICU Medical, Inc.*	26,497	6,688
Impax Laboratories, Inc.*	139,701	2,717
Insulet Corp.*	62,282	5,399
Integra LifeSciences Holdings Corp.*	83,964	4,647
Intersect ENT, Inc.*	155,696	6,119
Ironwood Pharmaceuticals, Inc.*	44,991	694
Jounce Therapeutics, Inc.*	55,295	1,236
Loxo Oncology, Inc.*	37,583	4,336

Common Stocks (99.0%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
The Medicines Co.*	89,770	2,957
Medidata Solutions, Inc.*	37,919	2,382
Molina Healthcare, Inc.*	40,986	3,327
Nanostring Technologies, Inc.*	142,990	1,074
Natus Medical, Inc.*	110,897	3,732
Nektar Therapeutics*	69,911	7,429
Omnicell, Inc.*	99,024	4,298
OraSure Technologies, Inc.*	178,740	3,019
Orthofix International*	64,043	3,764
Otonomy, Inc.*	24,309	102
Portola Pharmaceuticals, Inc.*	82,335	2,689
Revance Therapeutics, Inc.*	44,100	1,358
Rigel Pharmaceuticals, Inc.*	265,592	940
Sage Therapeutics, Inc.*	30,059	4,842
Spark Therapeutics, Inc.*	51,163	3,407
Syneos Health, Inc.*	94,769	3,364
U.S. Physical Therapy, Inc.	40,964	3,330
Ultragenyx Pharmaceutical, Inc.*	61,124	3,117

Total		153,345

Industrials (16.6%)
AAON, Inc.	120,661	4,706
Advanced Disposal Services, Inc.*	106,858	2,381
Altra Industrial Motion Corp.	115,319	5,299
American Woodmark Corp.*	35,631	3,508
Applied Industrial Technologies, Inc.	55,980	4,081
Armstrong World Industries, Inc.*	70,539	3,971
ASGN, Inc.*	85,302	6,984
Astec Industries, Inc.	36,390	2,008
AZZ, Inc.	69,113	3,020
BMC Stock Holdings, Inc.*	124,243	2,429
Clean Harbors, Inc.*	70,294	3,431
Deluxe Corp.	62,590	4,632
Exponent, Inc.	62,838	4,942
Generac Holdings, Inc.*	109,919	5,046
Genesee & Wyoming, Inc. - Class A*	52,449	3,713
Huron Consulting Group, Inc.*	58,580	2,232
ITT, Inc.	98,247	4,812
JELD-WEN Holding, Inc.*	151,155	4,628
Knight-Swift Transportation Holdings	101,777	4,683

Small Cap Growth Stock Portfolio

Common Stocks (99.0%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Marten Transport, Ltd.	140,609	3,206
Milacron Holdings Corp.*	185,706	3,740
MSA Safety, Inc.	49,283	4,102
Rexnord Corp.*	150,366	4,463
SiteOne Landscape Supply, Inc.*	33,745	2,600
Teledyne Technologies, Inc.*	29,261	5,477
WageWorks, Inc.*	29,131	1,317
Welbilt, Inc.*	104,866	2,040

Total		103,451

Information Technology (26.4%)
Acxiom Corp.*	89,471	2,032
Advanced Energy Industries, Inc.*	37,603	2,403
Aspen Technology, Inc.*	63,418	5,003
Axcelis Technologies, Inc.*	107,900	2,654
Blackbaud, Inc.	38,574	3,927
Blucora, Inc.*	108,480	2,669
CACI International, Inc. - Class A*	35,319	5,346
Cloudera, Inc.*	215,238	4,645
Cohu, Inc.	106,052	2,419
Entegris, Inc.	142,208	4,949
EPAM Systems, Inc.*	74,384	8,518
ePlus, Inc.*	65,420	5,083
Etsy, Inc.*	217,090	6,092
Exlservice Holdings, Inc.*	66,485	3,708
Fabrinet*	106,770	3,350
Fair Isaac Corp.*	34,232	5,798
Five9, Inc.*	152,199	4,534
ForeScout Technologies, Inc.*	78,964	2,562
FormFactor, Inc.*	282,105	3,851
GrubHub, Inc.*	61,144	6,204

Common Stocks (99.0%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Guidewire Software, Inc.*	44,310	3,582
HubSpot, Inc.*	58,259	6,309
II-VI, Inc.*	66,328	2,713
Instructure, Inc.*	77,042	3,247
Integrated Device Technology, Inc.*	168,004	5,134
Itron, Inc.*	38,116	2,727
LogMeIn, Inc.	44,074	5,093
Lumentum Holdings, Inc.*	26,367	1,682
MAXIMUS, Inc.	59,710	3,985
MKS Instruments, Inc.	33,679	3,895
Nutanix, Inc. - Class A*	93,638	4,599
Okta, Inc.*	77,948	3,106
Paylocity Holding Corp.*	74,611	3,822
Pegasystems, Inc.	68,124	4,132
PTC, Inc.*	40,519	3,161
Q2 Holdings, Inc.*	44,105	2,009
Rogers Corp.*	31,239	3,734
Science Applications International Corp.	56,154	4,425
WEX, Inc.*	35,006	5,483
Zendesk, Inc.*	126,182	6,040

Total		164,625

Materials (4.0%)
Boise Cascade Co.	95,062	3,669
Graphic Packaging Holding Co.	297,173	4,562
Louisiana-Pacific Corp.	148,741	4,279
Omnova Solutions, Inc.*	239,282	2,513
PolyOne Corp.	146,734	6,239
Summit Materials, Inc. - Class A*	121,360	3,675

Total		24,937

Real Estate (2.3%)
CoreSite Realty Corp.	22,671	2,273

Common Stocks (99.0%)	Shares/ $ Par	Value $ (000’s)

Real Estate continued
Corporate Office Properties Trust	85,509	2,209
HFF, Inc. - Class A	129,593	6,441
Sunstone Hotel Investors, Inc.	242,184	3,686

Total		14,609

Telecommunication Services (0.8%)
ORBCOMM, Inc.*	195,103	1,828
Vonage Holdings Corp.*	292,300	3,113

Total		4,941

Utilities (0.4%)
Evoqua Water Technologies Corp.*	108,900	2,318

Total		2,318

Total Common Stocks
(Cost: $462,848)		617,077

Short-Term Investments (1.4%)

Money Market Funds (1.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.580%#	8,744,073	8,744

Total		8,744

Total Short-Term Investments
(Cost: $8,744)		8,744

Total Investments (100.4%)
(Cost: $471,592)(a)		625,821

Other Assets, Less
Liabilities (-0.4%)		(2,776)

Net Assets (100.0%)		623,045

*	Non-Income Producing

#	7-day yield as of March 31, 2018.

(a)	At March 31, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $471,592 and the net unrealized appreciation of investments based on that cost was $154,229 which is comprised of $173,787 aggregate gross unrealized appreciation and $19,558 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

Small Cap Growth Stock Portfolio

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2018.

		Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$617,077	$-	$-
Short-Term Investments	8,744	-	-
Total Assets:	$625,821	$-	$-

Index 600 Stock Portfolio

Schedule of Investments

March 31, 2018 (unaudited)

Common Stocks (91.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (13.8%)
Abercrombie & Fitch Co. - Class A	18,869	457
American Axle & Manufacturing Holdings, Inc.*	27,477	418
American Public Education, Inc.*	4,547	196
Asbury Automotive Group, Inc.*	5,144	347
Ascena Retail Group, Inc.*	47,314	95
Barnes & Noble Education, Inc.*	10,412	72
Barnes & Noble, Inc.	15,750	78
Belmond, Ltd.*	23,293	260
Big 5 Sporting Goods Corp.	5,547	40
Biglari Holdings, Inc.*	281	115
BJ’s Restaurants, Inc.	4,949	222
The Buckle, Inc.	7,859	174
Caleres, Inc.	11,923	401
Callaway Golf Co.	26,252	430
Capella Education Co.	3,238	283
Career Education Corp.*	18,216	239
The Cato Corp. - Class A	6,457	95
Cavco Industries, Inc.*	2,357	410
Chico’s FAS, Inc.	35,455	321
The Children’s Place, Inc.	4,826	653
Chuy’s Holdings, Inc.*	4,692	123
Cooper-Standard Holding, Inc.*	4,473	549
Core-Mark Holding Co., Inc.	12,802	272
Crocs, Inc.*	19,095	310
Dave & Buster’s Entertainment, Inc.*	11,289	471
DineEquity, Inc.	4,993	327
Dorman Products, Inc.*	8,288	549
DSW, Inc. - Class A	20,047	450
The E.W. Scripps Co. - Class A	15,250	183
El Pollo Loco Holdings, Inc.*	6,005	57
Ethan Allen Interiors, Inc.	7,012	161
Express, Inc.*	21,861	157
Fiesta Restaurant Group, Inc.*	7,508	139
The Finish Line, Inc. - Class A	11,187	151
Five Below, Inc.*	15,323	1,124
Fossil Group, Inc.*	12,010	153
Fox Factory Holding Corp.*	10,433	364
Francesca’s Holdings Corp.*	10,037	48
Fred’s, Inc. - Class A	9,968	30
FTD Companies, Inc.*	4,661	17

Common Stocks (91.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
Gannett Co., Inc.	31,299	312
Genesco, Inc.*	5,524	224
Gentherm, Inc.*	10,176	345
G-III Apparel Group, Ltd.*	11,573	436
Group 1 Automotive, Inc.	5,453	356
Guess?, Inc.	16,433	341
Haverty Furniture Cos., Inc.	5,389	109
Hibbett Sports, Inc.*	5,296	127
Installed Building Products, Inc.*	5,834	350
iRobot Corp.*	7,752	498
J.C. Penney Co., Inc.*	86,553	261
Kirkland’s, Inc.*	4,437	43
La-Z-Boy, Inc.	13,057	391
LCI Industries	6,934	722
LGI Homes, Inc.*	4,956	350
Lithia Motors, Inc. - Class A	6,664	670
Lumber Liquidators Holdings, Inc.*	7,904	189
M.D.C. Holdings, Inc.	12,455	348
M/I Homes, Inc.*	7,732	246
The Marcus Corp.	5,338	162
MarineMax, Inc.*	6,124	119
Marriott Vacations Worldwide Corp.	6,552	873
Meritage Homes Corp.*	10,517	476
Monarch Casino & Resort, Inc.*	3,153	133
Monro Muffler Brake, Inc.	9,098	488
Motorcar Parts of America, Inc.*	5,291	113
Movado Group, Inc.	4,295	165
Nautilus, Inc.*	8,519	115
New Media Investment Group, Inc.	14,769	253
Nutrisystem, Inc.	8,380	226
Ollie’s Bargain Outlet Holdings, Inc.*	13,684	825
Oxford Industries, Inc.	4,670	348
Penn National Gaming, Inc.*	23,398	614
Perry Ellis International, Inc.*	3,477	90
PetMed Express, Inc.	5,715	239
Red Robin Gourmet Burgers, Inc.*	3,595	209
Regis Corp.*	9,716	147
Rent-A-Center, Inc.	14,818	128
Restoration Hardware, Inc.*	5,261	501
Ruth’s Hospitality Group, Inc.	8,070	197
Scholastic Corp.	7,654	297
Shake Shack, Inc. - Class A*	5,258	219

Common Stocks (91.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary continued
Shoe Carnival, Inc.	3,151	75
Shutterfly, Inc.*	9,021	733
Sleep Number Corp.*	10,677	375
Sonic Automotive, Inc. - Class A	6,659	126
Sonic Corp.	10,669	269
Standard Motor Products, Inc.	5,647	269
Steven Madden, Ltd.	14,676	644
Strayer Education, Inc.	2,941	297
Sturm, Ruger & Co., Inc.	4,835	254
Superior Industries International, Inc.	6,426	85
Tailored Brands, Inc.	13,661	342
The Tile Shop Holdings, Inc.	9,550	57
TopBuild Corp.*	9,860	755
Unifi, Inc.*	4,721	171
Universal Electronics, Inc.*	3,969	207
Vera Bradley, Inc.*	5,217	55
Vista Outdoor, Inc.*	15,902	260
Vitamin Shoppe, Inc.*	6,714	29
William Lyon Homes*	7,985	220
Wingstop, Inc.	8,071	381
Winnebago Industries, Inc.	7,991	300
Wolverine World Wide, Inc.	26,634	770
World Wrestling Entertainment, Inc.- Class A	11,093	399
Zumiez, Inc.*	5,043	121

Total		31,390

Consumer Staples (2.7%)
The Andersons, Inc.	7,316	242
Avon Products, Inc.*	122,165	347
B&G Foods, Inc.	18,447	437
Calavo Growers, Inc.	4,377	404
Cal-Maine Foods, Inc.*	8,257	361
Central Garden & Pet Co.*	2,867	123
Central Garden & Pet Co. - Class A*	9,716	385
Coca-Cola Bottling Co. Consolidated	1,288	222
Darling Ingredients, Inc.*	45,694	791
Dean Foods Co.	25,291	218
Inter Parfums, Inc.	4,758	224
J & J Snack Foods Corp.	4,145	566
John B. Sanfilippo & Son, Inc.	2,426	140
Medifast, Inc.	2,913	272
MGP Ingredients, Inc.	3,489	313
Seneca Foods Corp. - Class A*	1,874	52

Index 600 Stock Portfolio

Common Stocks (91.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Staples continued
SpartanNash Co.	10,000	172
SUPERVALU, Inc.*	10,641	162
Universal Corp.	6,948	337
WD-40 Co.	3,877	511

Total		6,279

Energy (3.0%)
Archrock, Inc.	19,682	172
Bristow Group, Inc.	8,931	116
CARBO Ceramics, Inc.*	6,098	44
Carrizo Oil & Gas, Inc.*	21,463	343
Cloud Peak Energy, Inc.*	20,822	61
CONSOL Energy, Inc.*	7,002	203
Denbury Resources, Inc.*	111,497	306
ERA Group, Inc.*	5,606	52
Exterran Corp.*	8,837	236
Geospace Technologies Corp.*	3,763	37
Green Plains, Inc.	10,706	180
Gulf Island Fabrication, Inc.	3,761	27
Helix Energy Solutions Group, Inc.*	38,615	224
HighPoint Resources Corp.*	25,848	131
Matrix Service Co.*	7,439	102
McDermott International, Inc.*	78,788	480
Newpark Resources, Inc.*	24,750	200
Noble Corp. PLC*	68,459	254
Oil States International, Inc.*	16,649	436
Par Pacific Holdings, Inc.*	6,988	120
PDC Energy, Inc.*	18,276	896
Pioneer Energy Services Corp.*	21,582	58
REX American Resources Corp.*	1,603	117
Ring Energy, Inc.*	15,077	216
SEACOR Holdings, Inc.*	4,657	238
SRC Energy, Inc.*	67,075	633
TETRA Technologies, Inc.*	34,824	131
Unit Corp.*	14,720	291
US Silica Holdings, Inc.	22,343	570

Total		6,874

Financials (15.7%)
American Equity Investment Life Holding Co.	24,934	732
Ameris Bancorp	10,609	561
AMERISAFE, Inc.	5,339	295
Appollo Commercial Real Estate Finance, Inc.	30,615	550
ARMOUR Residential REIT, Inc.	11,615	270
Banc of California, Inc.	11,813	228
Banner Corp.	9,051	502
BofI Holding, Inc.*	15,257	618

Common Stocks (91.8%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Boston Private Financial Holdings, Inc.	23,376	352
Brookline Bancorp, Inc.	21,313	345
Capstead Mortgage Corp.	25,952	224
Central Pacific Financial Corp.	8,287	236
City Holding Co.	4,302	295
Columbia Banking System, Inc.	20,262	850
Community Bank System, Inc.	14,091	755
Customers Bancorp, Inc.*	8,184	239
CVB Financial Corp.	28,421	643
Dime Community Bancshares	8,512	157
Donnelley Financial Solutions, Inc.*	9,389	161
eHealth, Inc.*	4,546	65
Employers Holdings, Inc.	9,073	367
Encore Capital Group, Inc.*	6,586	298
Enova International, Inc.*	9,334	206
EZCORP, Inc. - Class A*	14,285	189
Fidelity Southern Corp.	6,104	141
Financial Engines, Inc.	17,494	612
First BanCorp*	50,382	303
First Commonwealth Financial Corp.	27,054	382
First Financial Bancorp.	27,005	793
First Financial Bankshares, Inc.	18,746	868
First Midwest Bancorp, Inc.	28,576	703
FirstCash, Inc.	12,915	1,049
Glacier Bancorp, Inc.	22,019	845
Great Western Bancorp, Inc.	16,321	657
Green Bancorp, Inc.*	6,810	152
Green Dot Corp. - Class A*	12,804	822
Greenhill & Co., Inc.	7,044	130
Hanmi Financial Corp.	9,003	277
HCI Group, Inc.	2,198	84
HomeStreet, Inc.*	7,460	214
Hope Bancorp, Inc.	35,709	650
Horace Mann Educators Corp.	11,313	484
Independent Bank Corp.	7,631	546
Infinity Property & Casualty Corp.	3,034	359
INTL FCStone, Inc.*	4,339	185
Invesco Mortgage Capital, Inc.	30,953	507
Investment Technology Group, Inc.	9,177	181
James River Group Holdings, Ltd.	6,920	245
LegacyTexas Financial Group, Inc.	11,767	504
Maiden Holdings, Ltd.	18,882	123

Common Stocks (91.8%)	Shares/ $ Par	Value $ (000’s)

Financials continued
Meta Financial Group, Inc.	2,521	275
National Bank Holding Corp. - Class A	7,484	249
The Navigators Group, Inc.	6,226	359
NBT Bancorp, Inc.	12,093	429
New York Mortgage Trust, Inc.	31,045	184
NMI Holdings, Inc. - Class A*	16,019	265
Northfield Bancorp, Inc.	12,929	202
Northwest Bancshares, Inc.	28,468	471
OFG Bancorp	12,192	127
Old National Bancorp	37,122	627
Opus Bank	4,782	134
Oritani Financial Corp.	10,923	168
Pacific Premier Bancorp, Inc.*	10,771	433
PennyMac Mortgage Investment Trust	16,830	303
Piper Jaffray Cos., Inc.	3,964	329
PRA Group, Inc.*	12,530	476
ProAssurance Corp.	14,813	719
Provident Financial Services, Inc.	16,874	432
RLI Corp.	10,800	685
S&T Bancorp, Inc.	9,702	388
Safety Insurance Group, Inc.	4,222	324
Seacoast Banking Corp. of Florida*	13,015	345
Selective Insurance Group, Inc.	16,289	989
ServisFirst Bancshares, Inc.	12,517	511
Simmons First National Corp. - Class A	21,742	619
Southside Bancshares, Inc.	7,670	266
Stewart Information Services Corp.	6,586	289
Third Point Reinsurance, Ltd.*	23,208	324
Tompkins Financial Corp.	3,428	260
TrustCo Bank Corp.	26,730	226
United Community Banks, Inc.	20,410	646
United Fire Group, Inc.	5,874	281
United Insurance Holdings Corp.	5,693	109
Universal Insurance Holdings, Inc.	8,994	287
Virtus Investment Partners, Inc.	1,989	246
Waddell & Reed Financial, Inc. - Class A	23,065	466
Walker & Dunlop, Inc.	7,774	462
Westamerica Bancorporation	7,370	428

Index 600 Stock Portfolio

Common Stocks (91.8%)	Shares/ $ Par	Value $ (000’s)

Financials continued
WisdomTree Investments, Inc.	32,095	294
World Acceptance Corp.*	1,688	178

Total		35,759

Health Care (11.7%)
Abaxis, Inc.	6,296	445
Aceto Corp.	8,534	65
Acorda Therapeutics, Inc.*	13,015	308
AMAG Pharmaceuticals, Inc.*	9,457	191
Amedisys, Inc.*	7,919	478
AMN Healthcare Services, Inc.*	13,221	750
Amphastar Pharmaceuticals, Inc.*	9,821	184
Analogic Corp.	3,464	332
AngioDynamics, Inc.*	10,194	176
ANI Pharmaceuticals, Inc.*	2,486	145
Anika Therapeutics, Inc.*	4,076	203
BioTelemetry, Inc.*	8,573	266
Cambrex Corp.*	9,112	477
Chemed Corp.	4,483	1,223
Community Health Systems, Inc.*	31,799	126
Computer Programs and Systems, Inc.	3,092	90
CONMED Corp.	6,907	437
Corcept Therapeutics, Inc.*	26,440	435
CorVel Corp.*	2,671	135
Cross Country Healthcare, Inc.*	10,107	112
CryoLife, Inc.*	9,221	185
Cutera, Inc.*	3,844	193
Cytokinetics, Inc.*	14,051	101
DepoMed, Inc.*	17,588	116
Diplomat Pharmacy, Inc.*	13,356	269
Eagle Pharmaceuticals, Inc.*	2,318	122
Emergent Biosolutions, Inc.*	9,731	512
Enanta Pharmaceuticals, Inc.*	3,985	322
Ensign Group, Inc.	13,426	353
Haemonetics Corp.*	14,827	1,085
HealthEquity, Inc.*	14,307	866
HealthStream, Inc.	7,111	177
Heska Corp.*	1,809	143
HMS Holdings Corp.*	22,995	387
Impax Laboratories, Inc.*	20,511	399
Innoviva, Inc.*	19,208	320
Inogen, Inc.*	4,799	590
Integer Holdings Corp.*	7,876	445
Integra LifeSciences Holdings Corp.*	17,634	976
Invacare Corp.	9,107	158
Kindred Healthcare, Inc.*	25,359	232

Common Stocks (91.8%)	Shares/ $ Par	Value $ (000’s)

Health Care continued
Lannett Co., Inc.*	8,399	135
Lantheus Holdings, Inc.*	8,297	132
LeMaitre Vascular, Inc.	4,222	153
LHC Group, Inc.*	7,652	471
Ligand Pharmaceuticals, Inc. - Class B*	5,855	967
Luminex Corp.	11,384	240
Magellan Health, Inc.*	6,748	723
The Medicines Co.*	17,890	589
Meridian Bioscience, Inc.	11,737	167
Merit Medical Systems, Inc.*	13,945	632
MiMedx Group, Inc.*	28,338	198
Momenta Pharmaceuticals, Inc.*	21,321	387
Myriad Genetics, Inc.*	19,377	573
Natus Medical, Inc.*	9,199	310
Neogen Corp.*	14,293	958
Omnicell, Inc.*	10,759	467
OraSure Technologies, Inc.*	16,913	286
Orthofix International*	5,041	296
Owens & Minor, Inc.	17,065	265
Phibro Animal Health Corp. - Class A	5,435	216
Progenics Pharmaceuticals, Inc.*	19,494	145
The Providence Service Corp.*	3,101	214
Quality Systems, Inc.*	13,080	179
Quorum Health Corp.*	7,876	64
Repligen Corp.*	10,399	376
Select Medical Holdings Corp.*	29,700	512
Spectrum Pharmaceuticals, Inc.*	25,132	404
Supernus Pharmaceuticals, Inc.*	14,297	655
Surmodics, Inc.*	3,661	139
Tabula Rasa HealthCare, Inc.*	3,585	139
Tactile Systems Technology, Inc.*	4,094	130
Tivity Health, Inc.*	9,492	376
U.S. Physical Therapy, Inc.	3,490	284
Varex Imaging Corp.*	10,469	375

Total		26,686

Industrials (17.8%)
AAON, Inc.	11,200	437
AAR Corp.	8,960	395
ABM Industries, Inc.	18,124	607
Actuant Corp. - Class A	16,647	387
Aegion Corp.*	9,053	207
Aerojet Rocketdyne Holdings, Inc.*	20,834	583
Aerovironment, Inc.*	5,893	268

Common Stocks (91.8%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Alamo Group, Inc.	2,650	291
Albany International Corp. - Class A	8,045	504
Allegiant Travel Co.	3,477	600
American Woodmark Corp.*	3,933	387
Apogee Enterprises, Inc.	7,883	342
Applied Industrial Technologies, Inc.	10,729	782
ArcBest Corp.	7,113	228
ASGN, Inc.*	13,606	1,114
Astec Industries, Inc.	5,312	293
Atlas Air Worldwide Holdings, Inc.*	7,056	427
Axon Enterprise, Inc.*	14,712	578
AZZ, Inc.	7,202	315
Barnes Group, Inc.	13,586	814
Brady Corp. - Class A	13,374	497
Briggs & Stratton Corp.	11,904	255
Chart Industries, Inc.*	8,578	506
CIRCOR International, Inc.	4,557	194
Comfort Systems USA, Inc.	10,313	425
Cubic Corp.	6,948	442
DXP Enterprises, Inc.*	4,391	171
Echo Global Logistics, Inc.*	7,308	202
Encore Wire Corp.	5,780	328
Engility Holdings, Inc.*	4,897	119
EnPro Industries, Inc.	5,990	463
ESCO Technologies, Inc.	7,170	420
Essendant, Inc.	10,460	82
Exponent, Inc.	7,149	562
Federal Signal Corp.	16,645	367
Forward Air Corp.	8,207	434
Franklin Electric Co., Inc.	10,737	438
FTI Consulting, Inc.*	10,385	503
General Cable Corp.	14,043	416
Gibraltar Industries, Inc.*	8,808	298
The Greenbrier Cos., Inc.	7,962	400
Griffon Corp.	8,428	154
Harsco Corp.*	22,319	461
Hawaiian Holdings, Inc.	14,234	551
Heartland Express, Inc.	13,867	249
Heidrick & Struggles International, Inc.	5,211	163
Hillenbrand, Inc.	17,485	803
Hub Group, Inc. - Class A*	9,354	391
Insperity, Inc.	10,242	712
Insteel Industries, Inc.	5,018	139
Interface, Inc.	16,461	415
John Bean Technologies Corp.	8,760	993
Kaman Corp.	7,710	479
Kelly Services, Inc. - Class A	8,447	245
Korn / Ferry International	15,672	808

Index 600 Stock Portfolio

Common Stocks (91.8%)	Shares/ $ Par	Value $ (000’s)

Industrials continued
Lindsay Corp.	2,949	270
LSC Communications, Inc.	9,679	169
Lydall, Inc.*	4,814	232
Marten Transport, Ltd.	10,731	245
Matson, Inc.	11,776	337
Matthews International Corp. - Class A	8,958	453
Mercury Systems, Inc.*	13,383	647
Mobile Mini, Inc.	12,309	535
Moog, Inc. - Class A*	8,987	741
Mueller Industries, Inc.	15,969	418
Multi-Color Corp.	3,856	255
MYR Group, Inc.*	4,567	141
National Presto Industries, Inc.	1,391	130
Navigant Consulting, Inc.*	12,502	241
Orion Group Holdings, Inc.*	7,823	52
Patrick Industries, Inc.*	6,713	415
PGT Innovations, Inc.*	13,777	257
Powell Industries, Inc.	2,414	65
Proto Labs, Inc.*	6,940	816
Quanex Building Products Corp.	9,729	169
Raven Industries, Inc.	9,919	348
Resources Connection, Inc.	8,182	133
Roadrunner Transportation Systems, Inc.*	8,719	22
RR Donnelley & Sons Co.	19,421	170
Saia, Inc.*	7,123	535
Simpson Manufacturing Co., Inc.	11,526	664
SkyWest, Inc.	14,366	781
SPX Corp.*	11,869	385
SPX Flow, Inc.*	11,788	580
Standex International Corp.	3,559	339
Team, Inc.*	8,298	114
Tennant Co.	4,960	336
Tetra Tech, Inc.	15,494	758
Titan International, Inc.	13,772	174
Trex Co., Inc.*	8,164	888
Triumph Group, Inc.	13,780	347
TrueBlue, Inc.*	11,399	295
UniFirst Corp.	4,293	694
Universal Forest Products, Inc.	16,980	551
US Ecology, Inc.	6,068	323
Veritiv Corp.*	3,090	121
Viad Corp.	5,666	297
Vicor Corp.*	4,514	129
Wabash National Corp.	15,993	333
WageWorks, Inc.*	11,013	498
Watts Water Technologies, Inc. - Class A	7,682	597

Total		40,644

Common Stocks (91.8%)	Shares/ $ Par	Value $ (000’s)

Information Technology (14.3%)
8x8, Inc.*	25,567	477
ADTRAN, Inc.	13,433	209
Advanced Energy Industries, Inc.*	10,994	702
Agilysys, Inc.*	4,268	51
Alarm.com Holdings, Inc.*	6,941	262
Anixter International, Inc.*	8,035	609
Applied Optoelectronics, Inc.*	5,410	136
Axcelis Technologies, Inc.*	8,891	219
Badger Meter, Inc.	8,077	381
Bel Fuse, Inc. - Class B	2,735	52
Benchmark Electronics, Inc.	13,518	403
Blucora, Inc.*	12,958	319
Bottomline Technologies, Inc.*	9,655	374
Brooks Automation, Inc.	19,538	529
Cabot Microelectronics Corp.	7,104	761
CACI International, Inc. - Class A*	6,832	1,034
CalAmp Corp.*	9,883	226
Cardtronics PLC*	12,732	284
CEVA, Inc.*	6,164	223
Cohu, Inc.	7,917	181
Comtech Telecommunications Corp.	6,549	196
Control4 Corp.*	5,590	120
Cray, Inc.*	11,229	232
CSG Systems International, Inc.	9,276	420
CTS Corp.	9,137	248
Daktronics, Inc.	10,857	96
DHI Group, Inc.*	13,145	21
Digi International, Inc.*	7,498	77
Diodes, Inc.*	10,633	324
DSP Group, Inc.*	6,193	73
Ebix, Inc.	6,115	456
Electro Scientific Industries, Inc.*	9,308	180
Electronics for Imaging, Inc.*	12,675	346
ePlus, Inc.*	3,870	301
EVERTEC, Inc.	16,666	272
Exlservice Holdings, Inc.*	9,487	529
Extreme Networks, Inc.*	31,977	354
Fabrinet*	10,350	325
FARO Technologies, Inc.*	4,660	272
Finisar Corp.*	31,632	500
FormFactor, Inc.*	20,121	275
Forrester Research, Inc.	2,743	114
Gerber Scientific, Inc.(l),*	2,359	-
Harmonic, Inc.*	22,902	87
II-VI, Inc.*	15,255	624
Insight Enterprises, Inc.*	9,941	347

Common Stocks (91.8%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Itron, Inc.*	9,468	677
KEMET Corp.*	13,662	248
Kopin Corp.*	16,928	53
Kulicke and Soffa Industries, Inc.*	19,589	490
Liquidity Services, Inc.*	7,176	47
LivePerson, Inc.*	15,192	248
Lumentum Holdings, Inc.*	17,311	1,104
ManTech International Corp. - Class A	7,224	401
MaxLinear, Inc. - Class A*	16,903	384
Methode Electronics, Inc. - Class A	10,222	400
MicroStrategy, Inc. - Class A*	2,611	337
Monotype Imaging Holdings, Inc.	11,530	259
MTS Systems Corp.	4,932	255
Nanometrics, Inc.*	6,592	177
NETGEAR, Inc.*	8,706	498
NIC, Inc.	18,387	244
Oclaro, Inc.*	47,003	449
OSI Systems, Inc.*	4,960	324
Park Electrochemical Corp.	5,277	89
PDF Solutions, Inc.*	7,622	89
Perficient, Inc.*	9,659	221
Photronics, Inc.*	19,244	159
Plexus Corp.*	9,346	558
Power Integrations, Inc.	8,277	566
Progress Software Corp.	12,868	495
Qualys, Inc.*	9,001	655
QuinStreet, Inc.*	10,004	128
Rambus, Inc.*	30,473	409
Rogers Corp.*	5,081	607
Rudolph Technologies, Inc.*	8,768	243
Sanmina Corp.*	19,765	517
ScanSource, Inc.*	7,094	252
Semtech Corp.*	18,409	719
Shutterstock, Inc.*	5,109	246
SolarEdge Technologies, Inc.*	10,023	527
SPS Commerce, Inc.*	4,786	307
Stamps.com, Inc.*	4,531	911
Super Micro Computer, Inc.*	10,536	179
Sykes Enterprises, Inc.*	11,067	320
Synchronoss Technologies, Inc.*	12,127	128
TiVo Corp.	34,066	462
Travelport Worldwide, Ltd.	34,764	568
TTEC Holdings, Inc.	3,943	121
TTM Technologies, Inc.*	25,552	391
Ultra Clean Holdings, Inc.*	10,662	205
VASCO Data Security International, Inc.*	8,357	108
Veeco Instruments, Inc.*	13,400	228

Index 600 Stock Portfolio

Common Stocks (91.8%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Viavi Solutions, Inc.*	62,674	609
Virtusa Corp.*	7,593	368
XO Group, Inc.*	6,704	139
Xperi Corp.	13,675	289

Total		32,629

Materials (4.8%)
A. Schulman, Inc.	8,164	351
AdvanSix, Inc.*	8,443	294
AK Steel Holding Corp.*	87,326	396
American Vanguard Corp.	7,274	147
Balchem Corp.	8,887	726
Boise Cascade Co.	10,690	413
Century Aluminum Co.*	13,846	229
Clearwater Paper Corp.*	4,563	178
Flotek Industries, Inc.*	15,744	96
FutureFuel Corp.	7,038	84
H.B. Fuller Co.	14,017	697
Hawkins, Inc.	2,641	93
Haynes International, Inc.	3,473	129
Ingevity Corp.*	11,679	861
Innophos Holdings, Inc.	5,421	218
Innospec, Inc.	6,755	463
Kaiser Aluminum Corp.	4,649	469
KapStone Paper & Packaging Corp.	24,313	834
Koppers Holdings, Inc.*	5,764	237
Kraton Corp.*	8,792	419
LSB Industries, Inc.*	5,634	34
Materion Corp.	5,580	285
Myers Industries, Inc.	6,080	129
Neenah Paper, Inc.	4,684	367
Olympic Steel, Inc.	2,532	52
P.H. Glatfelter	12,120	249
Quaker Chemical Corp.	3,692	547
Rayonier Advanced Materials, Inc.	14,337	308
Schweitzer-Mauduit International, Inc.	8,536	334
Stepan Co.	5,485	456
SunCoke Energy, Inc.*	17,840	192
TimkenSteel Corp.*	10,858	165
Tredegar Corp.	7,052	127
US Concrete, Inc.*	4,343	262

Total		10,841

Real Estate (5.1%)
Acadia Realty Trust	23,229	571
Agree Realty Corp.	8,598	413
American Assets Trust, Inc.	11,502	384
Armada Hoffler Properties, Inc.	12,511	171
CareTrust REIT, Inc.	21,122	283
CBL & Associates Properties, Inc.	47,894	200
Cedar Realty Trust, Inc.	21,860	86

Common Stocks (91.8%)	Shares/ $ Par	Value $ (000’s)

Real Estate continued
Chatham Lodging Trust	12,724	244
Chesapeake Lodging Trust	16,671	464
Community Healthcare Trust, Inc.	4,791	123
DiamondRock Hospitality Co.	55,632	581
Easterly Government Properties, Inc.	12,475	254
EastGroup Properties, Inc.	9,637	797
Four Corners Property Trust, Inc.	16,976	392
Franklin Street Properties Corp.	29,747	250
Getty Realty Corp.	9,143	231
Global Net Lease, Inc.	18,680	315
Government Properties Income Trust	27,504	376
Hersha Hospitality Trust	10,385	186
HFF, Inc. - Class A	10,206	507
Independence Realty Trust, Inc.	23,570	216
Kite Realty Group Trust	23,190	353
Lexington Realty Trust	60,076	473
LTC Properties, Inc.	10,994	418
National Storage Affiliates Trust	13,950	350
Pennsylvania Real Estate Investment Trust	19,522	188
PS Business Parks, Inc.	5,519	624
Ramco-Gershenson Properties Trust	22,020	272
RE/MAX Holdings, Inc.	4,909	297
Retail Opportunity Investments Corp.	31,187	551
Saul Centers, Inc.	3,357	171
Summit Hotel Properties, Inc.	28,915	394
Universal Health Realty Income Trust	3,505	211
Urstadt Biddle Properties, Inc. - Class A	8,273	160
Whitestone REIT	10,881	113

Total		11,619

Telecommunication Services (0.9%)
ATN International, Inc.	3,024	180
Cincinnati Bell, Inc.*	11,761	163
Cogent Communications Holdings, Inc.	11,477	498
Consolidated Communications Holdings, Inc.	17,867	196
Frontier Communications Corp.	21,751	161
Iridium Communications, Inc.*	23,158	261

Common Stocks (91.8%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services continued
Spok Holdings, Inc.	5,553	83
Vonage Holdings Corp.*	57,727	615

Total		2,157

Utilities (2.0%)
American States Water Co.	10,186	540
Avista Corp.	18,206	933
California Water Service Group	13,309	496
El Paso Electric Co.	11,280	575
Northwest Natural Gas Co.	7,976	460
South Jersey Industries, Inc.	22,081	622
Spire, Inc.	13,411	970

Total		4,596

Total Common Stocks
(Cost: $172,076)		209,474

Investment Companies (2.3%)

Investment Companies (2.3%)
iShares Core S&P Small-Cap ETF	66,808	5,145

Total		5,145

Total Investment Companies
(Cost: $5,249)		5,145

Short-Term Investments (6.1%)

Commercial Paper (4.4%)
Apple, Inc., 0.000%, 5/14/18 144A	1,000,000	998
Kellogg Co., 0.000%, 4/5/18 144A(k)	500,000	500
Mondelez International, Inc., 0.000%, 4/9/18 144A	1,000,000	999
Pfizer, Inc., 0.000%, 5/21/18 144A	1,000,000	997
Roche Holdings, Inc., 0.000%, 5/7/18 144A	1,000,000	998
Societe Generale SA, 0.000%, 4/2/18 144A	600,000	600
Societe Generale SA, 0.000%, 5/7/18 144A	1,000,000	998
The Southern Co., 0.000%, 5/29/18 144A	1,000,000	996
Walgreens Boots Alliance, Inc., 0.000%, 5/14/18 144A	1,000,000	997
Walmart, Inc., 0.000%, 4/16/18 144A	1,000,000	999
The Walt Disney Co., 0.000%, 4/25/18 144A	1,000,000	998

Total		10,080

Index 600 Stock Portfolio

Short-Term Investments (6.1%)	Shares/ $ Par	Value $ (000’s)

Money Market Funds (0.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.580%#	1,331,047	1,331

Total		1,331

US Government & Agencies (1.1%)
Federal Home Loan Bank, 0.000%, 5/10/18	1,500,000	1,497
Federal Home Loan Bank, 0.000%, 5/17/18	1,000,000	998

Total		2,495

Total Short-Term Investments
(Cost: $13,910)		13,906

Total Investments (100.2%)
(Cost: $191,235)(a)		228,525

Other Assets, Less
Liabilities (-0.2%)		(431)

Net Assets (100.0%)		228,094

*	Non-Income Producing

#	7-day yield as of March 31, 2018.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018 the value of these securities (in thousands) was $10,080 representing 4.4% of the net assets.

(a)	At March 31, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $191,235 and the net unrealized appreciation of investments based on that cost was $37,636 which is comprised of $50,662 aggregate gross unrealized appreciation and $13,026 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(j)	Swap agreements outstanding on March 31, 2018.

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
S&P SmallCap 600 Index	JP Morgan Chase Bank NA	1-Month USD LIBOR +22 Basis Points	S&P SmallCap 600 Index	5/18	13,196	$329	$329

(k)	Cash or securities with an aggregate value of $500 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on March 31, 2018.

(l)	Security valued using significant unobservable inputs.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Index 600 Stock Portfolio

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2018.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$209,474	$-	$-
Investment Companies	5,145	-	-
Short-Term Investments
Money Market Funds	1,331	-	-
All Others	-	12,575	-
Other Financial Instruments^
Total Return Swaps	-	329	-
Total Assets:	$215,950	$12,904	$-

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and short sales, written options and swap contracts, which are valued at market value.

Small Cap Value Portfolio

Schedule of Investments

March 31, 2018 (unaudited)

Common Stocks (98.9%)	Shares/ $ Par	Value $(000’s)

Consumer Discretionary (10.6%)
Aaron’s, Inc.	147,000	6,850
American Public Education, Inc.*	98,200	4,223
Cable One, Inc.	5,672	3,897
Capella Education Co.	60,500	5,285
Cavco Industries, Inc.*	32,200	5,595
Crocs, Inc.*	131,400	2,135
CSS Industries, Inc.	80,359	1,406
Culp, Inc.	86,400	2,640
Dorman Products, Inc.*	64,800	4,290
Express, Inc.*	200,400	1,435
ILG, Inc.	122,700	3,817
LCI Industries	49,500	5,155
Lumber Liquidators Holdings, Inc.*	147,700	3,533
Party City Holdco, Inc.*	176,061	2,747
Pool Corp.	40,400	5,907
Red Robin Gourmet Burgers, Inc.*	38,600	2,239
Scholastic Corp.	45,800	1,779
Steven Madden, Ltd.	91,400	4,013

Total		66,946

Consumer Staples (4.1%)
Energizer Holdings, Inc.	65,100	3,879
Nomad Foods, Ltd.*	421,100	6,628
Pinnacle Foods, Inc.	49,400	2,672
Post Holdings, Inc.*	46,800	3,546
PriceSmart, Inc.	40,822	3,411
The Simply Good Foods Co.*	151,402	2,079
SpartanNash Co.	99,800	1,717
Vector Group, Ltd.	80,555	1,642

Total		25,574

Energy (5.1%)
Andeavor	37,229	3,744
Centennial Resource Development, Inc.*	252,900	4,641
Frank’s International NV	386,700	2,100
International Seaways, Inc.*	115,500	2,033
Jagged Peak Energy, Inc.*	157,925	2,231
Keane Group, Inc.*	140,520	2,080
Matador Resources Co.*	203,800	6,095
Oceaneering International, Inc.	107,500	1,993
TETRA Technologies, Inc.*	602,800	2,260
WPX Energy, Inc.*	352,900	5,216

Total		32,393

Financials (30.8%)
Assured Guaranty, Ltd.	85,100	3,081

Common Stocks (98.9%)	Shares/ $ Par	Value $(000’s)

Financials continued
Atlantic Capital Bancshares, Inc.*	105,156	1,903
BankUnited, Inc.	194,300	7,768
Beneficial Bancorp, Inc.	239,239	3,720
CBOE Holdings, Inc.	46,188	5,270
CoBiz Financial, Inc.	235,200	4,610
Columbia Banking System, Inc.	162,000	6,796
East West Bancorp, Inc.	148,198	9,268
Employers Holdings, Inc.	74,700	3,022
FB Financial Corp.*	62,900	2,553
First Hawaiian, Inc.	77,185	2,148
Glacier Bancorp, Inc.	151,300	5,807
Green Dot Corp. - Class A*	124,200	7,969
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	146,400	2,855
Hercules Capital, Inc.	276,800	3,349
Heritage Financial Corp. of Washington	93,300	2,855
Home BancShares, Inc.	460,600	10,506
Hope Bancorp, Inc.	202,800	3,689
Houlihan Lokey, Inc.	64,375	2,871
Howard Bancorp, Inc.*	80,499	1,594
Kinsale Capital Group, Inc.	49,082	2,519
Live Oak Bancshares, Inc.	79,126	2,200
Main Street Capital Corp.	61,800	2,281
Meridian Bancorp, Inc.	148,200	2,986
National Bank Holding Corp. - Class A	155,500	5,170
PCSB Financial Corp.*	105,594	2,215
PDL Community Bancorp*	113,559	1,664
Pinnacle Financial Partners, Inc.	42,400	2,722
Popular, Inc.	137,400	5,719
Premier Commercial Bancorp*	21,715	320
ProAssurance Corp.	103,200	5,010
Prosperity Bancshares, Inc.	97,200	7,060
Radian Group, Inc.	278,600	5,305
Redwood Trust, Inc.	133,400	2,064
Safeguard Scientifics, Inc.*	94,400	1,156
Safety Insurance Group, Inc.	30,300	2,329
South State Corp.	20,282	1,730
State Auto Financial Corp.	92,900	2,654
Sterling Bancorp, Inc.	108,983	1,472
Stifel Financial Corp.	40,400	2,393
SVB Financial Group*	32,100	7,704
Synovus Financial Corp.	49,300	2,462
Texas Capital Bancshares, Inc.*	58,700	5,277
TowneBank	191,100	5,466

Common Stocks (98.9%)	Shares/ $ Par	Value $(000’s)

Financials continued
TPG Specialty Lending, Inc.	114,900	2,052
United Financial Bancorp, Inc.	234,900	3,805
Virtus Investment Partners, Inc.	18,300	2,266
Webster Financial Corp.	90,033	4,988
Wintrust Financial Corp.	65,500	5,636
WSFS Financial Corp.	80,200	3,842

Total		194,101

Health Care (6.8%)
Atrion Corp.	11,700	7,386
Ensign Group, Inc.	121,400	3,193
Haemonetics Corp.*	53,010	3,878
Halyard Health, Inc.*	121,340	5,591
Molina Healthcare, Inc.*	34,500	2,801
Quidel Corp.*	138,800	7,191
Select Medical Holdings Corp.*	168,300	2,903
WellCare Health Plans, Inc.*	22,500	4,357
West Pharmaceutical Services, Inc.	65,100	5,748

Total		43,048

Industrials (13.2%)
Aegion Corp.*	189,300	4,337
Beacon Roofing Supply, Inc.*	93,800	4,978
Blue Bird Corp.*	96,700	2,292
Brady Corp. - Class A	64,700	2,404
CIRCOR International, Inc.	61,600	2,628
Cubic Corp.	43,400	2,760
ESCO Technologies, Inc.	96,500	5,650
FTI Consulting, Inc.*	74,700	3,616
Genesee & Wyoming, Inc. - Class A*	56,200	3,978
Hillenbrand, Inc.	56,590	2,598
Kirby Corp.*	35,400	2,724
Landstar System, Inc.	91,600	10,044
Lydall, Inc.*	42,000	2,027
Matthews International Corp. - Class A	47,400	2,398
McGrath RentCorp	74,908	4,022
MSA Safety, Inc.	31,600	2,630
Navigant Consulting, Inc.*	170,900	3,288
RBC Bearings, Inc.*	32,900	4,086
Sun Hydraulics Corp.	70,802	3,792
Thermon Group Holdings, Inc.*	93,100	2,086
Triumph Group, Inc.	201,950	5,089

Small Cap Value Portfolio

Common Stocks (98.9%)	Shares/ $ Par	Value $(000’s)

Industrials continued
Universal Forest Products, Inc.	108,400	3,518
Universal Logistics Holdings, Inc.	109,180	2,309

Total		83,254

Information Technology (9.7%)
Badger Meter, Inc.	43,400	2,046
Belden, Inc.	106,800	7,363
Cabot Microelectronics Corp.	35,800	3,835
Callidus Software, Inc.*	104,400	3,753
Conduent, Inc.*	171,600	3,199
CSRA, Inc.	91,100	3,756
GTT Communications, Inc.*	44,200	2,506
Harmonic, Inc.*	767,570	2,917
Knowles Corp.*	266,500	3,355
Littelfuse, Inc.	52,300	10,888
Lumentum Holdings, Inc.*	13,100	836
MaxLinear, Inc. - Class A*	77,000	1,752
Mesa Laboratories, Inc.	12,000	1,781
Methode Electronics, Inc. - Class A	73,100	2,858
Q2 Holdings, Inc.*	42,000	1,913
Rudolph Technologies, Inc.*	71,100	1,969
SYNNEX Corp.	39,400	4,665
Zendesk, Inc.*	36,600	1,752

Total		61,144

Materials (5.0%)
American Vanguard Corp.	116,000	2,343
Carpenter Technology Corp.	100,200	4,421
Clearwater Paper Corp.*	115,900	4,532
Constellium NV - Class A*	200,500	2,175

Common Stocks (98.9%)	Shares/ $ Par	Value $(000’s)

Materials continued
KMG Chemicals, Inc.	98,205	5,887
Minerals Technologies, Inc.	52,600	3,522
Myers Industries, Inc.	241,300	5,104
New Gold, Inc.*	400,900	1,034
Reliance Steel & Aluminum Co.	31,200	2,675

Total		31,693

Real Estate (7.8%)
Acadia Realty Trust	103,300	2,541
American Campus Communities, Inc.	57,441	2,218
Cedar Realty Trust, Inc.	917,100	3,613
Douglas Emmett, Inc.	80,100	2,945
EastGroup Properties, Inc.	58,700	4,852
Healthcare Realty Trust, Inc.	97,900	2,713
JBG SMITH Properties	114,059	3,845
Kilroy Realty Corp.	48,700	3,456
Potlatch Corp.	91,600	4,768
PS Business Parks, Inc.	33,600	3,798
Retail Opportunity Investments Corp.	99,900	1,765
Saul Centers, Inc.	62,200	3,170
Sunstone Hotel Investors, Inc.	154,700	2,355
Terreno Realty Corp.	139,800	4,825
Washington Real Estate Investment Trust	80,700	2,203

Total		49,067

Utilities (5.8%)
Atmos Energy Corp.	39,800	3,353
California Water Service Group	72,400	2,697
Chesapeake Utilities Corp.	78,300	5,508
El Paso Electric Co.	61,900	3,157
MGE Energy, Inc.	16,200	909

Common Stocks (98.9%)	Shares/ $ Par	Value $(000’s)

Utilities continued
NorthWestern Corp.	81,200	4,368
ONE Gas, Inc.	94,300	6,226
PNM Resources, Inc.	180,500	6,904
Portland General Electric Co.	73,000	2,957
RGC Resources, Inc.	19,520	496
SCANA Corp.	8,500	319

Total		36,894

Total Common Stocks
(Cost: $427,693)		624,114

Warrants (0.0%)

Consumer Staples (0.0%)
The Simply Good Foods Co. Warrants*	31,700	111

Total		111

Total Warrants
(Cost: $61)		111

Short-Term Investments (1.1%)

Money Market Funds (1.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.580%#	6,715,633	6,716

Total		6,716

Total Short-Term Investments
(Cost: $6,716)		6,716

Total Investments (100.0%)
(Cost: $434,470)(a)		630,941

Other Assets, Less
Liabilities (0.0%)		(166)

Net Assets (100.0%)		630,775

*	Non-Income Producing

#	7-day yield as of March 31, 2018.

(a)	At March 31, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $434,470 and the net unrealized appreciation of investments based on that cost was $196,471 which is comprised of $208,199 aggregate gross unrealized appreciation and $11,728 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Small Cap Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2018.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$624,114	$-	$-
Warrants	111	-	-
Short-Term Investments	6,716	-	-
Total Assets:	$630,941	$-	$-

International Growth Portfolio

Schedule of Investments

March 31, 2018 (unaudited)

Common Stocks (95.5%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (9.5%)
Autoliv, Inc.	United States	60,700	8,859
Denso Corp.	Japan	138,000	7,580
Informa PLC	United Kingdom	800,422	8,077
InterContinental Hotels Group PLC, ADR	United Kingdom	169,189	10,356
Mohawk Industries, Inc.*	United States	25,800	5,991
Naspers, Ltd. - Class N	South Africa	46,500	11,390
Schibsted ASA - Class B	Norway	86,081	2,188
USS Co., Ltd.	Japan	555,500	11,382

Total			65,823

Consumer Staples (11.6%)
Alimentation Couche-Tard, Inc.	Canada	64,900	2,905
Anheuser-Busch InBev SA/NV	Belgium	104,400	11,474
BGF Retail Co., Ltd.	South Korea	17,362	2,491
British American Tobacco PLC	United Kingdom	271,500	15,761
Clicks Group, Ltd.	South Africa	332,054	5,140
Fomento Economico Mexicano SAB de CV, ADR	Mexico	33,100	3,026
Nestle SA	Switzerland	255,918	20,260
Philip Morris International, Inc.	United States	90,500	8,996
PriceSmart, Inc.	United States	32,700	2,732
Reckitt Benckiser Group PLC	United Kingdom	97,133	8,231

Total			81,016

Energy (0.6%)
Pason Systems, Inc.	Canada	91,400	1,224
PrairieSky Royalty, Ltd.	Canada	75,200	1,644
Tupras Turkiye Petrol Rafinerileri AS	Turkey	59,000	1,647

Total			4,515

Financials (12.5%)
AIA Group, Ltd.	Hong Kong	2,042,288	17,435
Banco Bilbao Vizcaya Argentina SA	Spain	331,400	2,624
Bandhan Bank, Ltd.*	India	3,007	22
Berkshire Hathaway, Inc. - Class B*	United States	48,300	9,635
Housing Development Finance Corp., Ltd.	India	282,878	7,936
Itau Unibanco Holding SA	Brazil	71,700	980
Jyske Bank A/S	Denmark	67,200	3,981
KBC Group NV	Belgium	72,835	6,349
Moody’s Corp.	United States	28,500	4,597
MSCI, Inc.	United States	48,800	7,294
Prudential PLC	United Kingdom	541,293	13,531
S&P Global, Inc.	United States	38,300	7,318
Svenska Handelsbanken AB	Sweden	398,300	4,997

Total			86,699

Health Care (9.9%)
Bayer AG	Germany	102,105	11,545
CSL, Ltd.	Australia	183,340	22,046

Common Stocks (95.5%)	Country	Shares/ $ Par	Value $ (000’s)

Health Care continued
Hoya Corp.*	Japan	107,000	5,419
Novo Nordisk A/S, ADR	Denmark	90,499	4,457
Olympus Corp.	Japan	12,700	487
ResMed, Inc.	United States	72,700	7,159
Roche Holding AG	Switzerland	78,923	18,102

Total			69,215

Industrials (20.1%)
ANDRITZ AG	Austria	142,654	7,977
Assa Abloy AB	Sweden	657,000	14,265
Atlas Copco AB	Sweden	271,400	11,757
Auckland International Airport, Ltd.	New Zealand	480,855	2,134
BAE Systems PLC	United Kingdom	692,400	5,656
Canadian Pacific Railway, Ltd.	Canada	18,200	3,209
East Japan Railway Co.	Japan	72,900	6,803
Edenred	France	125,500	4,367
Elis SA	France	117,025	2,898
Fagerhult AB	Sweden	257,600	3,154
FANUC Corp.*	Japan	31,200	7,941
Interpump Group SpA	Italy	172,300	5,832
Komatsu, Ltd.	Japan	273,800	9,197
Legrand SA	France	59,800	4,693
Linde AG*	Germany	30,400	6,400
Loomis AB	Sweden	49,500	1,783
MISUMI Group, Inc.	Japan	297,700	8,278
MTU Aero Engines AG	Germany	21,400	3,607
Nabtesco Corp.	Japan	82,900	3,256
OSG Corp.	Japan	173,000	3,941
Prosegur Cia de Seguridad SA	Spain	486,400	3,739
Safran SA	France	62,200	6,591
Schindler Holding AG	Switzerland	33,734	7,238
SHO-BOND Holdings Co., Ltd.	Japan	65,400	4,887

Total			139,603

Information Technology (22.9%)
58.com, Inc., ADR*	Cayman Islands	37,400	2,987
Alibaba Group Holding, Ltd., ADR*	China	50,779	9,320
Alphabet, Inc. - Class A*	United States	9,600	9,956
Amadeus IT Group SA	Spain	176,500	13,048
ASML Holding NV	Netherlands	94,900	18,776
Azbil Corp.	Japan	14,800	697
Black Knight, Inc.*	United States	36,700	1,729
Keyence Corp.	Japan	35,400	22,158
Mastercard, Inc. - Class A	United States	94,300	16,518
NAVER Corp.	South Korea	4,197	3,112
Nintendo Co., Ltd.	Japan	8,700	3,879
PayPal Holdings, Inc.*	United States	40,400	3,065
Playtech PLC	United Kingdom	297,380	3,067
Rightmove PLC	United Kingdom	28,400	1,733
SAP SE	Germany	195,531	20,461
Spectris PLC	United Kingdom	106,600	4,035

International Growth Portfolio

Common Stocks (95.5%)	Country	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	941,000	7,998
Visa, Inc. - Class A	United States	140,525	16,810

Total			159,349

Materials (6.7%)
CRH PLC, ADR	Ireland	376,100	12,795
Elementis PLC	United Kingdom	469,100	1,947
Franco-Nevada Corp.	Canada	54,400	3,712
James Hardie Industries PLC	Ireland	580,071	10,248
Martin Marietta Materials, Inc.	United States	31,400	6,509
The Sherwin-Williams Co.	United States	24,300	9,528
Tikkurila Oyj	Finland	84,300	1,622

Total			46,361

Real Estate (0.9%)
Hispania Activos Inmobiliarios SOCIMI SA	Spain	116,660	2,482
Merlin Properties Socimi SA	Spain	131,200	2,009
Shaftesbury PLC	United Kingdom	134,700	1,858

Total			6,349

Telecommunication Services (0.8%)
Safaricom, Ltd.	Kenya	17,562,300	5,347

Total			5,347

Total Common Stocks
(Cost: $541,285)			664,277

Preferred Stocks (0.7%)	Country	Shares/ $ Par	Value $ (000’s)

Financials (0.7%)
Itau Unibanco Holding SA	Brazil	293,300	4,558

Total Preferred Stocks
(Cost: $3,827)			4,558

Investment Companies (0.2%)

Investment Companies (0.2%)
Melrose Industries PLC	United Kingdom	544,782	1,768

Total Investment Companies
(Cost: $1,810)			1,768

Short-Term Investments (2.3%)

Money Market Funds (2.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.580%#	United States	16,254,059	16,254

Total Short-Term Investments
(Cost: $16,254)			16,254

Total Investments (98.7%)
(Cost: $563,176)(a)			686,857

Other Assets, Less
Liabilities (1.3%)			8,801

Net Assets (100.0%)			695,658

*	Non-Income Producing

#	7-day yield as of March 31, 2018

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $563,176 and the net unrealized appreciation of investments based on that cost was $123,681 which is comprised of $135,487 aggregate gross unrealized appreciation and $11,806 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United States	20.5%
Japan	13.8%
United Kingdom	10.9%
Switzerland	6.6%
Germany	6.0%
Sweden	5.2%
Other	35.7%
Total	98.7%

International Growth Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2018.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary	$25,206	$40,617	$-
Consumer Staples	17,659	63,357	-
Energy	2,868	1,647	-
Financials	29,846	56,853	-
Health Care	11,616	57,599	-
Industrials	3,209	136,394	-
Information Technology	60,385	98,964	-
Materials	32,544	13,817	-
All Others	-	11,696	-
Investment Companies	-	1,768	-
Preferred Stocks	4,558	-	-
Short-Term Investments	16,254
Total Assets:	$204,145	$482,712	$-

For the period ended March 31, 2018, there were transfers from Level 2 to Level 1 in the amount of $5,538 (in thousands). These transfers were the result of the use of fair value procedures on certain foreign securities in the portfolio on December 31, 2017. These securities did not require the use of fair value procedures on March 31, 2018.

Research International Core Portfolio

Schedule of Investments

March 31, 2018 (unaudited)

Common Stocks (97.9%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (8.5%)
Ctrip.com International, Ltd., ADR*	Cayman Islands	47,933	2,235
Dufry AG*	Switzerland	21,826	2,862
GKN PLC	United Kingdom	1,279,501	8,319
Koito Manufacturing Co., Ltd.	Japan	110,100	7,720
LVMH Moet Hennessy Louis Vuitton SE	France	29,659	9,146
Paddy Power Betfair PLC	Ireland	30,585	3,136
Techtronic Industries Co., Ltd.	Hong Kong	1,005,000	5,936
USS Co., Ltd.	Japan	362,900	7,436
WPP PLC	Jersey	344,796	5,480
Yum China Holdings, Inc.	United States	81,874	3,398

Total			55,668

Consumer Staples (10.9%)
Ambev SA, ADR	Brazil	482,189	3,506
British American Tobacco PLC	United Kingdom	45,991	2,670
Danone SA	France	117,457	9,513
Japan Tobacco, Inc.	Japan	253,600	7,257
L’Oreal SA	France	36,019	8,137
Nestle SA	Switzerland	236,867	18,752
Reckitt Benckiser Group PLC	United Kingdom	124,917	10,585
Sundrug Co., Ltd.	Japan	145,400	6,809
Tesco PLC	United Kingdom	1,248,734	3,608

Total			70,837

Energy (5.2%)
BP PLC	United Kingdom	1,335,891	8,995
Cairn Energy PLC*	United Kingdom	1,023,021	2,961
Caltex Australia, Ltd.	Australia	151,206	3,672
Enbridge, Inc.	Canada	118,911	3,740
Eni SpA	Italy	325,869	5,744
Galp Energia SGPS SA	Portugal	246,309	4,646
Oil Search, Ltd.	Papua New Guinea	692,877	3,829

Total			33,587

Financials (21.3%)
AEON Financial Service Co., Ltd.	Japan	312,100	7,240
AIA Group, Ltd.	Hong Kong	1,314,400	11,221
AIB Group PLC	Ireland	828,807	4,998
Aon PLC	United Kingdom	40,468	5,679
Barclays PLC	United Kingdom	2,917,290	8,520
BNP Paribas SA	France	150,259	11,141
Cerved Information Solutions SpA	Italy	150,554	1,882
DNB ASA	Norway	217,241	4,239
Erste Group Bank AG*	Austria	150,186	7,553
HDFC Bank, Ltd.	India	172,229	5,026
Hiscox, Ltd.	Bermuda	281,654	5,758
Intesa Sanpaolo SpA	Italy	2,367,891	8,635
Julius Baer Group, Ltd.*	Switzerland	124,275	7,652
Jyske Bank A/S	Denmark	83,249	4,932

Common Stocks (97.9%)	Country	Shares/ $ Par	Value $ (000’s)

Financials continued
KBC Group NV	Belgium	92,808	8,090
Mitsubishi UFJ Financial Group, Inc.	Japan	1,409,000	9,352
Swiss Re AG	Switzerland	41,541	4,230
TMX Group, Ltd.	Canada	70,246	4,076
UBS Group AG*	Switzerland	683,559	12,036
Zurich Insurance Group AG*	Switzerland	20,809	6,828

Total			139,088

Health Care (9.2%)
Bayer AG	Germany	129,457	14,638
Novo Nordisk A/S	Denmark	222,447	10,945
Roche Holding AG	Switzerland	66,327	15,213
Santen Pharmaceutical Co., Ltd.	Japan	547,800	9,208
Sonic Healthcare, Ltd.	Australia	153,762	2,711
Terumo Corp.	Japan	144,700	7,501

Total			60,216

Industrials (15.3%)
Aena SA	Spain	17,237	3,474
Brambles, Ltd.	Australia	920,357	7,083
Daikin Industries, Ltd.	Japan	81,900	9,095
GEA Group AG	Germany	146,699	6,241
Hitachi, Ltd.	Japan	446,000	3,254
Kubota Corp.	Japan	492,000	8,670
Legrand SA	France	70,511	5,534
Linde AG*	Germany	51,856	10,917
Malaysia Airports Holdings Bhd	Malaysia	1,248,200	2,867
RELX NV	Netherlands	386,913	8,027
Ritchie Bros Auctioneers, Inc.	Canada	95,980	3,017
Schindler Holding AG	Switzerland	29,357	6,332
Schneider Electric SE*	France	150,973	13,280
TOTO, Ltd.	Japan	156,900	8,236
Yamato Holdings Co., Ltd.	Japan	152,800	3,841

Total			99,868

Information Technology (10.5%)
Alibaba Group Holding, Ltd., ADR*	Cayman Islands	16,404	3,011
Amadeus IT Group SA	Spain	91,534	6,767
Check Point Software Technologies, Ltd.*	Israel	35,984	3,575
Cognizant Technology Solutions Corp. - Class A	United States	118,443	9,535
EPAM Systems, Inc.*	United States	45,586	5,220
Just Eat PLC*	United Kingdom	346,719	3,400
Mastercard, Inc. - Class A	United States	24,417	4,277
Mellanox Technologies, Ltd.*	Israel	45,527	3,317
NAVER Corp.	South Korea	6,677	4,951
Nomura Research Institute, Ltd.	Japan	98,600	4,654
NVIDIA Corp.	United States	12,374	2,866
Samsung Electronics Co., Ltd.	South Korea	954	2,223
Scout24 AG	Germany	46,823	2,183

Research International Core Portfolio

Common Stocks (97.9%)	Country	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Silicon Motion Technology Corp., ADR	Cayman Islands	41,800	2,011
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	888,189	7,549
Telefonaktiebolaget LM Ericsson - Class B	Sweden	504,833	3,204

Total			68,743

Materials (7.2%)
Akzo Nobel NV	Netherlands	112,414	10,627
Croda International PLC	United Kingdom	133,945	8,596
Nitto Denko Corp.	Japan	57,800	4,382
Orica, Ltd.	Australia	205,387	2,814
Rio Tinto PLC	United Kingdom	157,930	8,018
Sika AG	Switzerland	832	6,521
Symrise AG	Germany	75,632	6,090

Total			47,048

Real Estate (2.6%)
Grand City Properties SA	Luxembourg	287,091	6,863
LEG Immobilien AG	Germany	87,796	9,878

Total			16,741

Telecommunication Services (4.1%)
Advanced Info Service PCL	Thailand	688,300	4,534
Cellnex Telecom SA	Spain	216,641	5,791
Com Hem Holding AB	Sweden	162,467	2,633
KDDI Corp.	Japan	298,500	7,666

Common Stocks (97.9%)	Country	Shares/ $ Par	Value $ (000’s)

Telecommunication Services continued
SoftBank Group Corp.	Japan	85,600	6,376

Total			27,000

Utilities (3.1%)
APA Group	Australia	574,200	3,487
China Resources Gas Group, Ltd.	Bermuda	1,138,000	3,975
CLP Holdings, Ltd.	Hong Kong	394,000	4,028
E.ON SE	Germany	296,900	3,299
Iberdrola, SA	Spain	737,222	5,422

Total			20,211

Total Common Stocks
(Cost: $538,819)			639,007

Short-Term Investments (1.9%)

Money Market Funds (1.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.580%#	United States	12,172,251	12,172

Total Short-Term Investments
(Cost: $12,172)			12,172

Total Investments (99.8%)
(Cost: $550,991)(a)			651,179

Other Assets, Less
Liabilities (0.2%)			1,284

Net Assets (100.0%)			652,463

*	Non-Income Producing

#	7-day yield as of March 31, 2018

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $550,991 and the net unrealized appreciation of investments based on that cost was $100,188 which is comprised of $113,877 aggregate gross unrealized appreciation and $13,689 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Japan	18.2%
Switzerland	12.3%
United Kingdom	10.9%
France	8.7%
Germany	8.2%
United States	5.7%
Other	35.8%
Total	99.8%

Research International Core Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2018.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary	$5,633	$50,035	$-
Consumer Staples	3,506	67,331	-
Energy	3,740	29,847	-
Financials	9,755	129,333	-
Industrials	3,017	96,851	-
Information Technology	33,812	34,931	-
All Others	-	171,216	-
Short-Term Investments	12,172	-	-
Total Assets:	$71,635	$579,544	$-

International Equity Portfolio

Schedule of Investments

March 31, 2018 (unaudited)

Common Stocks (96.9%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (6.4%)
Cie Generale des Etablissements Michelin	France	147,808	21,848
Kingfisher PLC	United Kingdom	5,779,010	23,782
Panasonic Corp.	Japan	1,075,080	15,357
Ryohin Keikaku Co., Ltd.	Japan	89,640	29,853
SES SA	Luxembourg	1,775,190	24,050
Sumitomo Rubber Industries, Ltd.	Japan	262,300	4,836

Total			119,726

Consumer Staples (3.5%)
Ezaki Glico Co., Ltd.	Japan	160,600	8,535
Kirin Holdings Co., Ltd.	Japan	863,000	23,144
Seven & i Holdings Co., Ltd.	Japan	347,800	14,922
Suntory Beverage & Food, Ltd.	Japan	401,300	19,459

Total			66,060

Energy (12.3%)
BP PLC	United Kingdom	5,622,920	37,862
Eni SpA	Italy	1,605,485	28,301
Galp Energia SGPS SA	Portugal	1,379,940	26,029
Husky Energy, Inc.	Canada	1,138,760	16,299
Inpex Corp.	Japan	952,120	11,882
Kunlun Energy Co., Ltd.	Bermuda	13,549,350	11,776
Royal Dutch Shell PLC - Class B	United Kingdom	1,154,175	37,193
SBM Offshore NV	Netherlands	1,371,290	21,983
Suncor Energy, Inc.	Canada	255,440	8,821
TOTAL SA	France	535,650	30,443

Total			230,589

Financials (17.4%)
Aegon NV	Netherlands	3,999,610	27,010
AIA Group, Ltd.	Hong Kong	1,167,390	9,966
AXA SA	France	744,155	19,811
Bangkok Bank PCL	Thailand	4,208,000	26,706
Bank of Ireland Group PLC*	Ireland	1,608,430	14,098
Barclays PLC	United Kingdom	9,847,080	28,758
BNP Paribas SA	France	371,430	27,540
China Life Insurance Co., Ltd.	China	7,138,010	19,832
Credit Agricole SA	France	768,660	12,507
DBS Group Holdings, Ltd.	Singapore	69,610	1,468
Hana Financial Group, Inc.	South Korea	344,710	14,804
HSBC Holdings PLC	United Kingdom	3,236,027	30,697
ING Groep NV	Netherlands	1,283,032	21,670
KB Financial Group, Inc., ADR	South Korea	237,530	13,762
Standard Chartered PLC	United Kingdom	3,417,202	34,218
UBS Group AG*	Switzerland	1,171,840	20,634
United Overseas Bank, Ltd.	Singapore	225,350	4,752

Total			328,233

Health Care (16.8%)
Astellas Pharma, Inc.	Japan	1,956,730	30,049

Common Stocks (96.9%)	Country	Shares/ $ Par	Value $ (000’s)

Health Care continued
Bayer AG	Germany	209,050	23,638
Fresenius Medial Care AG & Co.	Germany	90,700	9,261
Getinge AB - Class B*	Sweden	676,171	7,697
GlaxoSmithKline PLC	United Kingdom	503,400	9,780
Merck KGaA	Germany	251,030	24,083
MorphoSys AG*	Germany	256,240	26,210
Novartis AG	Switzerland	139,660	11,299
Qiagen NV*	Netherlands	378,752	12,235
Roche Holding AG	Switzerland	96,190	22,062
Sanofi	France	416,285	33,451
Shanghai Pharmaceuticals Holding Co., Ltd.	China	5,366,610	14,452
Shire PLC	Jersey	579,020	28,864
Sinopharm Group Co., Ltd.	China	2,825,200	14,212
Teva Pharmaceutical Industries, Ltd., ADR	Israel	1,501,760	25,665
UCB SA	Belgium	275,350	22,461

Total			315,419

Industrials (8.8%)
BAE Systems PLC	United Kingdom	2,968,690	24,250
Cie de Saint-Gobain	France	460,830	24,341
CK Hutchison Holdings, Ltd.	Cayman Islands	2,208,070	26,547
IHI Corp.	Japan	368,800	11,527
Rolls-Royce Holdings PLC*	United Kingdom	1,926,730	23,599
Siemens AG	Germany	159,550	20,351
Siemens AG, ADR	Germany	101,560	6,492
Travis Perkins PLC	United Kingdom	956,600	16,581
Vestas Wind Systems	Denmark	171,800	12,301

Total			165,989

Information Technology (8.9%)
Baidu, Inc., ADR*	China	97,900	21,850
Infineon Technologies AG	Germany	685,510	18,365
Konica Minolta, Inc.	Japan	336,530	2,863
NetEase, Inc., ADR	Cayman Islands	23,770	6,665
Omron Corp.	Japan	229,700	13,480
Pegatron Corp., GDR	Taiwan	767,840	9,589
Quanta Computer, Inc.	Taiwan	4,807,820	9,776
Samsung Electronics Co., Ltd.	South Korea	25,010	58,282
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	3,188,135	27,096

Total			167,966

Materials (8.8%)
Akzo Nobel NV	Netherlands	256,360	24,236
CRH PLC	Ireland	558,050	18,898
Goldcorp, Inc.	Canada	736,070	10,164
HeidelbergCement AG	Germany	249,870	24,550
LANXESS AG	Germany	334,970	25,683
Novozymes A/S	Denmark	308,870	15,995

International Equity Portfolio

Common Stocks (96.9%)	Country	Shares/ $ Par	Value $ (000’s)

Materials continued
Sumitomo Metal Mining Co., Ltd.	Japan	349,770	14,411
thyssenkrupp AG	Germany	378,970	9,884
Wheaton Precious Metals Corp.	Canada	317,420	6,467
Yara International ASA	Norway	375,770	15,963

Total			166,251

Real Estate (2.0%)
CK Asset Holdings, Ltd.	Cayman Islands	2,040,070	17,263
Mitsui Fudosan Co., Ltd.	Japan	811,700	19,577

Total			36,840

Telecommunication Services (8.7%)
China Mobile, Ltd.	China	2,357,200	21,567
China Telecom Corp., Ltd. - Class H	China	50,940,160	22,589
Singapore Telecommunications, Ltd.	Singapore	10,531,850	27,149
SoftBank Group Corp.	Japan	362,440	26,998
Telefonica Deutschland Holding AG	Germany	5,195,420	24,412
Telenor ASA	Norway	651,480	14,818
Vodafone Group PLC	United Kingdom	9,251,794	25,333

Total			162,866

Utilities (3.3%)
Innogy SE	Germany	453,620	21,458
Orsted A/S	Denmark	316,200	20,588
Veolia Environnement SA	France	832,890	19,751

Total			61,797

Total Common Stocks
(Cost: $1,582,197)			1,821,736

Preferred Stocks (0.5%)	Country	Shares/ $ Par	Value $ (000’s)

Health Care (0.5%)
Draegerwerk AG & Co. KGaA	Germany	92,710	8,820

Total Preferred Stocks
(Cost: $11,724)			8,820

Short-Term Investments (2.1%)

Money Market Funds (2.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.580%#	United States	35,151,396	35,151

Total			35,151

US Government & Agencies (0.2%)
Federal Home Loan Bank, 0.000%, 4/2/18	United States	5,300,000	5,300

Total			5,300

Total Short-Term Investments
(Cost: $40,451)			40,451

Total Investments (99.5%)
(Cost: $1,634,372)(a)			1,871,007

Other Assets, Less
Liabilities (0.5%)			9,909

Net Assets (100.0%)			1,880,916

*	Non-Income Producing

#	7-Day yield as of March 31, 2018.

ADR after the name of a security represents—American Depositary Receipt.

GDR after the name of a security represents—Global Depositary Receipt.

(a)	At March 31, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,634,372 and the net unrealized appreciation of investments based on that cost was $236,617 which is comprised of $336,238 aggregate gross unrealized appreciation and $99,621 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United Kingdom	15.5%
Japan	13.1%
Germany	12.9%
France	10.1%
China	6.1%
Netherlands	5.7%
Other	36.1%
Total	99.5%

International Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2018.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Preferred Stocks	$-	$8,820	$-
Common Stocks
Energy	25,120	205,469	-
Financials	13,762	314,471	-
Health Care	25,665	289,754	-
Industrials	6,492	159,497	-
Information Technology	38,104	129,862	-
Materials	16,631	149,620	-
All Others	-	447,289	-
Short-Term Investments
Money Market Funds	35,151	-	-
All Others	-	5,300	-
Total Assets:	$160,925	$1,710,082	$-

Emerging Markets Equity Portfolio

Schedule of Investments

March 31, 2018 (unaudited)

Common Stocks (97.7%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (12.3%)
Astra International Tbk PT	Indonesia	27,867,600	14,845
China International Travel Service Corp., Ltd.	China	1,080,795	9,294
Hero MotoCorp, Ltd.	India	160,100	8,714
Lojas Renner SA	Brazil	1,195,000	12,433
Midea Group Co., Ltd.	China	1,117,999	9,948
SACI Falabella	Chile	786,270	7,538
Truworths International, Ltd.	South Africa	1,274,000	11,674
Yum China Holdings, Inc.	United States	351,267	14,578

Total			89,024

Consumer Staples (14.8%)
Ambev SA, ADR	Brazil	1,828,409	13,292
Amorepacific Group	South Korea	38,000	4,913
BIM Birlesik Magazalar AS	Turkey	433,000	7,828
BRF SA*	Brazil	698,635	4,831
Fomento Economico Mexicano SAB de CV, ADR	Mexico	155,100	14,181
Hindustan Unilever, Ltd.	India	558,800	11,515
ITC, Ltd.	India	3,537,500	13,940
Jeronimo Martins SGPS SA	Portugal	390,000	7,112
Kweichow Moutai Co., Ltd.	China	122,780	13,582
Magnit PJSC	Russia	97,300	7,903
Massmart Holdings, Ltd.	South Africa	544,000	7,443

Total			106,540

Energy (3.0%)
LUKOIL PJSC, ADR	Russia	127,700	8,810
Ultrapar Participacoes SA	Brazil	607,497	13,050

Total			21,860

Financials (25.9%)
Aditya Birla Capital, Ltd.*	India	749,700	1,692
AIA Group, Ltd.	Hong Kong	2,290,000	19,549
Akbank TAS	Turkey	2,105,500	5,108
Banco Bradesco SA, ADR	Brazil	1,919,112	22,799
Banco Santander Chile, ADR	Chile	260,612	8,733
Bank Central Asia Tbk PT	Indonesia	6,142,300	10,429
Bank of the Philippine Islands	Philippines	4,217,500	9,500
Bank Pekao SA	Poland	192,900	6,957
Grupo Financiero Banorte SAB de CV	Mexico	2,102,660	12,810
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	308,670	10,146
Housing Development Finance Corp., Ltd.	India	949,103	26,627
Kotak Mahindra Bank, Ltd.	India	637,661	10,386
Ping An Insurance Group Co. of China, Ltd.	China	911,500	9,379
Public Bank Bhd	Malaysia	1,566,600	9,770
The Siam Commercial Bank PCL	Thailand	2,402,500	10,872

Common Stocks (97.7%)	Country	Shares/ $ Par	Value $ (000’s)

Financials continued
Standard Chartered PLC	United Kingdom	651,400	6,523
Turkiye Garanti Bankasi AS	Turkey	1,974,500	5,462

Total			186,742

Health Care (0.8%)
Richter Gedeon Nyrt	Hungary	271,700	5,684

Total			5,684

Industrials (2.6%)
Grupo Aeroportuario del Sureste SAB de CV	Mexico	514,080	8,755
Shanghai International Airport Co., Ltd.	China	1,321,982	10,061

Total			18,816

Information Technology (20.1%)
Hangzhou Hikvision Digital Technology Co., Ltd.	China	2,016,662	13,456
NAVER Corp.	South Korea	15,598	11,566
Samsung Electronics Co., Ltd.	South Korea	15,363	35,801
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,175,290	35,486
Tata Consultancy Services, Ltd.	India	192,630	8,445
Tencent Holdings, Ltd.	Cayman Islands	762,400	40,584

Total			145,338

Materials (8.7%)
Grasim Industries, Ltd.	India	535,500	8,615
Indocement Tunggal Prakarsa Tbk PT	Indonesia	5,235,000	6,120
LG Chem, Ltd.	South Korea	18,630	6,823
The Siam Cement PCL	Thailand	1,018,000	16,107
UltraTech Cement, Ltd.	India	145,700	8,869
Vale SA, ADR	Brazil	1,302,100	16,563

Total			63,097

Real Estate (6.0%)
Ayala Land, Inc.	Philippines	20,202,000	15,963
China Resources Land, Ltd.	Cayman Islands	3,106,000	11,445
Hang Lung Group, Ltd.	Hong Kong	889,000	2,914
Hang Lung Properties, Ltd.	Hong Kong	2,326,000	5,458
Multiplan Empreendimentos Imobiliarios SA	Brazil	374,000	7,780

Total			43,560

Telecommunication Services (3.5%)
China Mobile, Ltd.	China	1,768,500	16,181
MTN Group, Ltd.	South Africa	902,000	9,139

Total			25,320

Total Common Stocks
(Cost: $598,018)			705,981

Preferred Stocks (1.4%)

Consumer Staples (0.5%)
Amorepacific Corp.	South Korea	20,400	3,083

Total			3,083

Emerging Markets Equity Portfolio

Preferred Stocks (1.4%)	Country	Shares/ $ Par	Value $ (000’s)

Information Technology (0.9%)
Samsung Electronics Co., Ltd.	South Korea	3,410	6,579

Total			6,579

Total Preferred Stocks
(Cost: $9,630)			9,662

Short-Term Investments (0.8%)

Money Market Funds (0.8%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.580%,#	United States	6,103,178	6,103

Total			6,103

Total Short-Term Investments
(Cost: $6,103)			6,103

Total Investments (99.9%)
(Cost: $613,751)(a)			721,746

Other Assets, Less
Liabilities (0.1%)			1,078

Net Assets (100.0%)			722,824

*	Non-Income Producing

#	7-Day yield as of March 31, 2018.

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $613,751 and the net unrealized appreciation of investments based on that cost was $107,995 which is comprised of $132,994 aggregate gross unrealized appreciation and $24,999 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
India	13.7%
Brazil	12.6%
China	11.3%
South Korea	9.5%
Cayman Islands	7.2%
Hong Kong	5.3%
Other	40.3%
Total	99.9%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

Emerging Markets Equity Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2018.

		Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Consumer Discretionary	$34,549	$54,475	$-
Consumer Staples	32,304	74,236	-
Energy	13,050	8,810	-
Financials	31,532	155,210	-
Materials	16,563	46,534	-
Real Estate	7,780	35,780	-
All Others	-	195,158	-
Preferred Stocks	-	9,662	-
Short-Term Investments	6,103	-	-
Total Assets:	$141,881	$579,865	$-

Government Money Market Portfolio

Schedule of Investments

March 31, 2018 (unaudited)

Money Market Investments (102.1%)	Shares/ $ Par	Value $ (000’s)

Money Market Funds (0.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.580%#	559,957	560

Total		560

Repurchase Agreements (30.1%)
Tri-Party Bank of Nova Scotia, 1.770%, 4/2/18 (Purchased on 3/29/18, to be repurchased at $20,003,933, collateralized by various US Treasury obligations, 1.250% to 2.125%, due from 3/31/19 to 7/31/23, aggregate par and fair value of $21,113,918 and $20,418,413, respectively)	20,000,000	20,000
Tri-Party Citigroup Global Markets, Inc., 1.800%, 4/2/18 (Purchased on 3/29/18, to be repurchased at $7,001,400, collateralized by US Treasury Note, 2.000%, due 8/31/21, par and fair value of $7,256,791 and $7,148,229, respectively)	7,000,000	7,000
Tri-Party Citigroup Global Markets, Inc., 1.810%, 4/2/18 (Purchased on 3/29/18, to be repurchased at $5,001,006, collateralized by various US Treasury obligations and various US government sponsored agency obligations, 0.000% to 7.250%, due from 5/31/18 to 10/20/67, aggregate par and fair value of $4,626,004 and $5,103,721, respectively)	5,000,000	5,000
Tri-Party Goldman Sachs, 1.800%, 4/2/18 (Purchased on 3/29/18, to be repurchased at $10,002,000, collateralized by various US government sponsored agency obligations, 3.000% to 7.000%, due from 6/15/19 to 1/15/53, aggregate par and fair value of $10,074,256 and $10,222,593, respectively)	10,000,000	10,000
Tri-Party HSBC Securities, 1.760%, 4/3/18 (Purchased on 3/27/18, to be repurchased at $2,500,856, collateralized by US Treasury Inflation Index Bond, 0.125%, due 4/15/19, par and fair value of $2,555,207 and $2,553,515, respectively)	2,500,000	2,500
Tri-Party HSBC Securities, 1.790%, 4/2/18 (Purchased on 3/29/18, to be repurchased at $20,003,978, collateralized by various US government sponsored agency obligations, 0.000% to 2.250%, due from 10/1/18 to 1/15/38, aggregate par and fair value of $22,106,948 and $20,428,574, respectively)	20,000,000	20,000
Tri-Party Mitsubishi UFJ, 1.800%, 4/2/18 (Purchased on 3/29/18, to be repurchased at $10,002,000, collateralized by various US government sponsored agency obligations, 2.163% to 4.000%, due from 5/1/27 to 2/1/48, aggregate par and fair value of $10,098,148 and $10,304,696, respectively)	10,000,000	10,000
Tri-Party Mizuho Securities, 1.810%, 4/2/18 (Purchased on 3/29/18, to be repurchased at $14,002,816, collateralized by various US Treasury obligations, 0.875% to 1.750%, due from 5/31/18 to 9/30/19, aggregate par and fair value of $14,314,134 and $14,283,502, respectively)	14,000,000	14,000

Money Market Investments (102.1%)	Shares/ $ Par	Value $ (000’s)

Repurchase Agreements continued
Tri-Party Natixis S.A., 1.800%, 4/2/18 (Purchased on 3/29/18, to be repurchased at $15,003,000, collateralized by US Treasury Note, 1.500%, due 8/31/18, par and fair value of $15,328,877 and $15,303,584, respectively)	15,000,000	15,000
Tri-Party Natixis S.A., 1.810%, 4/2/18 (Purchased on 3/29/18, to be repurchased at $5,001,006, collateralized by US government sponsored agency, 2.980%, due 12/1/27, par and fair value of $5,270,868 and $5,151,683, respectively)	5,000,000	5,000
Tri-Party RBC Capital Markets, 1.810%, 4/2/18 (Purchased on 3/29/18, to be repurchased at $10,002,011, collateralized by various US government sponsored agency obligations, 2.500% to 8.000%, due from 9/20/23 to 3/20/48, aggregate par and fair value of $9,620,384 and $10,202,088, respectively)	10,000,000	10,000
Tri-Party TD Securities, 1.810%, 4/2/18 (Purchased on 3/29/18, to be repurchased at $10,002,011, collateralized by US government sponsored agency, 4.000%, due 10/1/45, par and fair value of $9,951,991 and $10,308,899, respectively)	10,000,000	10,000

Total		128,500

US Government & Agencies (71.9%)
Federal Farm Credit Bank, 0.000%, 8/10/18	355,000	353
Federal Farm Credit Bank, 0.750%, 4/18/18	5,500,000	5,499
Federal Farm Credit Bank, 1.777%, 7/25/19	4,500,000	4,498
Federal Farm Credit Bank, 1.866%, (1 Month LIBOR plus 0.18%), 4/4/18	2,065,000	2,065
Federal Home Loan Bank, 0.000%, 4/3/18	5,500,000	5,499
Federal Home Loan Bank, 0.000%, 4/6/18	3,075,000	3,074
Federal Home Loan Bank, 0.000%, 4/20/18	11,735,000	11,724
Federal Home Loan Bank, 0.000%, 5/1/18	1,250,000	1,248
Federal Home Loan Bank, 0.000%, 5/2/18	1,200,000	1,199
Federal Home Loan Bank, 0.000%, 5/7/18	845,000	844
Federal Home Loan Bank, 0.000%, 5/9/18	720,000	719
Federal Home Loan Bank, 0.000%, 6/6/18	2,000,000	1,994
Federal Home Loan Bank, 0.000%, 6/13/18	1,730,000	1,724
Federal Home Loan Bank, 0.000%, 8/10/18	8,500,000	8,446
Federal Home Loan Bank, 0.000%, 8/29/18	870,000	863
Federal Home Loan Bank, 1.551%, (ICE LIBOR USD 1 Month less 0.14%), 6/5/18	3,200,000	3,200
Federal Home Loan Bank, 1.570%, (ICE LIBOR USD 1 Month less 0.10%), 11/2/18	10,000,000	10,000
Federal Home Loan Bank, 1.571%, (ICE LIBOR USD 1 Month less 0.12%), 10/3/18	3,500,000	3,500
Federal Home Loan Bank, 1.610%, (ICE LIBOR USD 1 Month less 0.14%), 4/13/18	10,025,000	10,025
Federal Home Loan Bank, 1.656%, (1 Month LIBOR less 0.13%), 11/16/18	7,000,000	7,000

Government Money Market Portfolio

Money Market Investments (102.1%)	Shares/ $ Par	Value $ (000’s)

US Government & Agencies continued
Federal Home Loan Bank, 1.663%, (ICE LIBOR USD 1 Month less 0.15%), 4/17/18	4,425,000	4,425
Federal Home Loan Bank, 1.666%, (ICE LIBOR USD 1 Month less 0.14%), 5/18/18	3,000,000	3,000
Federal Home Loan Bank, 1.670%, (1 Month LIBOR less 0.07%), 2/11/19	1,010,000	1,010
Federal Home Loan Bank, 1.678%, (ICE LIBOR USD 1 Month less 0.04%), 7/9/18	5,000,000	5,000
Federal Home Loan Bank, 1.680%, (ICE LIBOR USD 1 Month less 0.06%), 9/11/19	4,000,000	4,000
Federal Home Loan Bank, 1.711%, (ICE LIBOR USD 1 Month less 0.14%), 5/22/18	5,000,000	5,000
Federal Home Loan Bank, 1.715%, (1 Month LIBOR less 0.16%), 7/27/18	4,000,000	4,000
Federal Home Loan Bank, 1.771%, 12/19/18	8,000,000	8,000
Federal Home Loan Bank, 1.782%, (ICE LIBOR USD 1 Month less 0.09%), 1/25/19	3,650,000	3,650
Federal Home Loan Bank, 1.795%, (1 Month LIBOR less 0.08%), 8/27/19	3,045,000	3,045
Federal Home Loan Bank, 1.827%, 6/28/19	1,080,000	1,080
Federal Home Loan Bank, 1.911%, (3 Month LIBOR less 0.16%), 6/12/19	1,390,000	1,390
Federal Home Loan Bank, 2.038%, (3 Month LIBOR less 0.14%), 12/19/19	1,770,000	1,770
Federal Home Loan Bank, 2.041%, (3 Month LIBOR less 0.16%), 6/20/19	1,600,000	1,600
Federal Home Loan Bank, 2.042%, (3 Month LIBOR less 0.16%), 6/20/19	1,950,000	1,950
Federal Home Loan Mortgage Corp., 0.875%, 10/12/18	2,785,000	2,774
Federal Home Loan Mortgage Corp., 1.330%, 6/27/18	1,500,000	1,500
Federal Home Loan Mortgage Corp., 1.450%, (3 Month LIBOR less 0.35%), 5/9/18	2,500,000	2,500

Money Market Investments (102.1%)	Shares/ $ Par	Value $ (000’s)

US Government & Agencies continued
Federal Home Loan Mortgage Corp., 1.611%, 8/8/19	3,975,000	3,972
Federal National Mortgage Association, 0.875%, 5/21/18	6,455,000	6,450
Federal National Mortgage Association, 1.000%, 4/30/18	4,500,000	4,498
US Treasury, 0.000%, 4/5/18	18,000,000	17,996
US Treasury, 0.000%, 4/19/18	20,000,000	19,981
US Treasury, 0.000%, 5/17/18	18,615,000	18,576
US Treasury, 0.000%, 5/31/18	5,080,000	5,067
US Treasury, 0.000%, 6/7/18	6,740,000	6,721
US Treasury, 0.000%, 6/14/18	990,000	987
US Treasury, 0.000%, 6/21/18	320,000	319
US Treasury, 0.000%, 6/28/18	12,475,000	12,427
US Treasury, 0.000%, 7/19/18	5,370,000	5,343
US Treasury, 0.000%, 8/2/18	7,080,000	7,040
US Treasury, 0.000%, 8/9/18	920,000	914
US Treasury, 0.000%, 8/16/18	6,000,000	5,959
US Treasury, 0.000%, 8/23/18	1,600,000	1,588
US Treasury, 0.000%, 9/13/18	7,000,000	6,940
US Treasury, 0.000%, 9/20/18	15,000,000	14,859
US Treasury, 0.000%, 9/27/18	13,000,000	12,876
US Treasury, 1.375%, 7/31/18	5,885,000	5,879
US Treasury, 2.375%, 6/30/18	5,000,000	5,011
US Treasury Inflation Index Bond, 0.000%, 5/3/18	5,000,000	4,994

Total		307,565

Total Money Market Investments
(Cost: $436,625)		436,625

Total Investments (102.1%)
(Cost: $436,625)(a)		436,625

Other Assets, Less
Liabilities (-2.1%)		(8,856)

Net Assets (100.0%)		427,769

#	7-Day yield as of March 31, 2018.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2018.

Government Money Market Portfolio

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Short-Term Investments
Money Market Funds	$560	$-	$-
All Others	-	436,065	-
Total Assets:	$560	$436,065	$-

Short-Term Bond Portfolio

Schedule of Investments

March 31, 2018 (unaudited)

Corporate Bonds (49.5%)	Shares/ $ Par	Value $ (000’s)

Basic Materials (1.7%)
Anglo American Capital PLC, 3.625%, 5/14/20 144A	690,000	692
Celulosa Arauco y Constitucion SA, 7.250%, 7/29/19	230,000	241
CNAC HK Finbridge Co., Ltd., 4.125%, 3/14/21	360,000	359
INVISTA Finance LLC, 4.250%, 10/15/19 144A	515,000	514
LyondellBasell Industries NV, 5.000%, 4/15/19	199,000	202
LyondellBasell Industries NV, 6.000%, 11/15/21	280,000	302
Sherwin-Williams Co., 2.250%, 5/15/20(b)	1,395,000	1,372
Solvay Finance America LLC, 3.400%, 12/3/20 144A	1,120,000	1,126
Southern Copper Corp., 5.375%, 4/16/20	245,000	256

Total		5,064

Communications (4.8%)
Alibaba Group Holding, Ltd., 2.500%, 11/28/19(b)	870,000	864
AT&T, Inc., 2.300%, 3/11/19(b)	625,000	623
Baidu, Inc., 2.750%, 6/9/19	1,140,000	1,136
BellSouth Telecommunications LLC, 4.285%, 4/26/21 144A	2,035,000	2,037
British Telecommunications PLC, 2.350%, 2/14/19(b)	250,000	249
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 3.579%, 7/23/20	630,000	631
Discovery Communications LLC, 2.200%, 9/20/19	265,000	262
eBay, Inc., 2.150%, 6/5/20	375,000	368
The Interpublic Group of Cos., Inc., 4.000%, 3/15/22	155,000	157
JD.com, Inc., 3.125%, 4/29/21	720,000	706
NBCUniversal Media LLC, 5.150%, 4/30/20	716,000	747
Neptune Finco Corp., 10.875%, 10/15/25 144A	337,000	396
Omnicom Group, Inc., 4.450%, 8/15/20	400,000	412
Omnicom Group, Inc., 6.250%, 7/15/19	615,000	641
The Priceline Group, Inc., 2.750%, 3/15/23	150,000	145
RELX Capital, Inc., 3.500%, 3/16/23	270,000	270
SES Global Americas Holdings GP, 2.500%, 3/25/19 144A	180,000	179
Telefonica Emisiones SAU, 3.192%, 4/27/18	400,000	400
Telefonica Emisiones SAU, 5.134%, 4/27/20	260,000	270
Tencent Holdings, Ltd., 2.875%, 2/11/20 144A	585,000	584
Tencent Holdings, Ltd., 3.375%, 5/2/19 144A	520,000	523
Time Warner Cable, Inc., 2.100%, 6/1/19(b)	250,000	248
Time Warner Cable, Inc., 8.250%, 4/1/19(b)	445,000	467
Time Warner Cable, Inc., 8.750%, 2/14/19(b)	590,000	618
Viacom, Inc., 2.750%, 12/15/19(b)	838,000	830
Viacom, Inc., 5.625%, 9/15/19(b)	305,000	317

Total		14,080

Consumer, Cyclical (3.7%)
American Honda Finance Corp., 2.125%, 10/10/18(b)	250,000	249
Aptiv PLC, 3.150%, 11/19/20(b)	510,000	509
AutoZone, Inc., 1.625%, 4/21/19	65,000	64
Brinker International, Inc., 2.600%, 5/15/18(b)	735,000	734
CVS Health Corp., 1.900%, 7/20/18	460,000	459
CVS Health Corp., 2.250%, 12/5/18	250,000	249
D.R. Horton, Inc., 2.550%, 12/1/20	240,000	236
Daimler Finance North America LLC, 1.750%, 10/30/19 144A	480,000	471

Corporate Bonds (49.5%)	Shares/ $ Par	Value $ (000’s)

Consumer, Cyclical continued
Daimler Finance North America LLC, 2.237%, (3 Month LIBOR plus 0.86%), 8/1/18 144A	850,000	852
Daimler Finance North America LLC, 2.300%, 2/12/21 144A	705,000	687
Daimler Finance North America LLC, 2.375%, 8/1/18 144A	125,000	125
Delta Air Lines, Inc., 2.875%, 3/13/20	295,000	293
Ford Motor Credit Co. LLC, 2.021%, 5/3/19	455,000	450
Ford Motor Credit Co. LLC, 2.551%, 10/5/18	630,000	630
Ford Motor Credit Co., LLC, 3.470%, 4/5/21	200,000	200
General Motors Financial Co., Inc., 3.100%, 1/15/19	580,000	581
GLP Capital LP / GLP Financing II, Inc., 4.375%, 11/1/18	1,036,000	1,038
Hyundai Capital America, 2.000%, 7/1/19 144A	215,000	212
Hyundai Capital America, 2.400%, 10/30/18 144A	400,000	399
Hyundai Capital America, 2.500%, 3/18/19 144A	1,020,000	1,014
Hyundai Capital America, 2.550%, 2/6/19 144A	200,000	199
Newell Rubbermaid, Inc., 2.150%, 10/15/18(b)	375,000	373
Nissan Motor Acceptance Corp., 1.550%, 9/13/19 144A	340,000	334
QVC, Inc., 3.125%, 4/1/19	325,000	325
Royal Caribbean Cruises, Ltd., 2.650%, 11/28/20	125,000	123
Southwest Airlines Co., 2.750%, 11/6/19	280,000	279

Total		11,085

Consumer, Non-cyclical (6.2%)
Abbott Laboratories, 2.350%, 11/22/19(b)	702,000	696
Abbott Laboratories, 2.900%, 11/30/21(b)	480,000	475
AbbVie, Inc., 1.800%, 5/14/18(b)	575,000	575
AbbVie, Inc., 2.300%, 5/14/21(b)	375,000	366
Allergan Funding SCS, 2.450%, 6/15/19(b)	100,000	99
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20(b)	465,000	486
Anthem, Inc., 2.250%, 8/15/19	500,000	495
Anthem, Inc., 2.300%, 7/15/18	435,000	435
Anthem, Inc., 2.500%, 11/21/20(b)	105,000	103
BAT Capital Corp., 2.297%, 8/14/20 144A	750,000	735
Baxalta, Inc., 2.000%, 6/22/18(b)	80,000	80
Baxalta, Inc., 2.438%, (3 Month LIBOR plus 0.78%), 6/22/18(b)	225,000	225
Bayer US Finance LLC, 2.375%, 10/8/19 144A	440,000	436
Biogen, Inc., 2.900%, 9/15/20(b)	230,000	229
Boral Finance Pty, Ltd., 3.000%, 11/1/22 144A	65,000	63
Bunge, Ltd. Finance Corp., 3.500%, 11/24/20	235,000	236
Bunge, Ltd. Finance Corp., 8.500%, 6/15/19	415,000	441
Campbell Soup Co., 2.645%, (3 Month LIBOR plus 0.50%), 3/16/20	475,000	475
Campbell Soup Co., 2.775%, (3 Month LIBOR plus 0.63%), 3/15/21	475,000	475
Celgene Corp., 2.250%, 5/15/19	340,000	337
Celgene Corp., 2.875%, 8/15/20	295,000	294
Celgene Corp., 2.875%, 2/19/21	320,000	318
Coca-Cola Femsa, SAB de CV, 2.375%, 11/26/18	145,000	145

Short-Term Bond Portfolio

Corporate Bonds (49.5%)	Shares/ $ Par	Value $ (000’s)

Consumer, Non-cyclical continued
CVS Health Corp., 2.687%, (3 Month LIBOR plus 0.63%), 3/9/20	295,000	296
CVS Health Corp., 2.777%, (3 Month LIBOR plus 0.72%), 3/9/21	320,000	322
CVS Health Corp., 3.125%, 3/9/20	390,000	391
CVS Health Corp., 3.350%, 3/9/21	635,000	638
Danone SA, 1.691%, 10/30/19 144A	1,070,000	1,048
Equifax, Inc., 2.300%, 6/1/21	150,000	145
ERAC USA Finance LLC, 2.350%, 10/15/19 144A	110,000	109
ERAC USA Finance LLC, 2.800%, 11/1/18 144A	325,000	325
Express Scripts Holding Co., 2.229%, (3 Month LIBOR plus 0.75%), 11/30/20	750,000	751
Express Scripts Holding Co., 2.250%, 6/15/19	70,000	70
HCA, Inc., 3.750%, 3/15/19	290,000	291
Humana, Inc., 2.625%, 10/1/19	190,000	189
Imperial Brands Finance PLC, 2.950%, 7/21/20 144A	945,000	938
Johnson & Johnson, 1.950%, 11/10/20	225,000	221
The Kroger Co., 1.500%, 9/30/19	212,000	207
The Kroger Co., 2.300%, 1/15/19	165,000	165
Medco Health Solutions, Inc., 4.125%, 9/15/20	325,000	332
Reynolds American, Inc., 2.300%, 6/12/18	355,000	355
Reynolds American, Inc., 3.250%, 6/12/20	145,000	145
Reynolds American, Inc., 8.125%, 6/23/19	160,000	170
S&P Global, Inc., 2.500%, 8/15/18	105,000	105
Shire Acquisitions Investments Ireland Designated Activity Co., 1.900%, 9/23/19(b)	1,480,000	1,455
Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 7/19/19(b)	1,055,000	1,020
Thermo Fisher Scientific, Inc., 2.400%, 2/1/19	65,000	65
Tyson Foods, Inc., 2.250%, 8/23/21	280,000	270

Total		18,242

Energy (4.2%)
Cenovus Energy, Inc., 5.700%, 10/15/19	465,000	481
China Shenhua Overseas Capital Co., Ltd., 3.125%, 1/20/20	785,000	781
Columbia Pipeline Group, Inc., 2.450%, 6/1/18	210,000	210
DCP Midstream Operating LP, 2.700%, 4/1/19	430,000	426
Enable Midstream Partners, LP, 2.400%, 5/15/19	295,000	292
Enbridge Energy Partners LP, 9.875%, 3/1/19	790,000	837
EnCana Corp., 6.500%, 5/15/19	335,000	347
Enterprise Products Operating LLC, 2.800%, 2/15/21	480,000	475
Enterprise Products Operating LLC, 6.500%, 1/31/19	250,000	257
Exxon Mobil Corp., 1.878%, (3 Month LIBOR plus 0.37%), 3/6/22(b)	1,110,000	1,119
Kinder Morgan Energy Partners LP, 9.000%, 2/1/19	415,000	435
Magellan Midstream Partners LP, 6.550%, 7/15/19	480,000	501
Marathon Oil Corp., 2.700%, 6/1/20	150,000	148
NuStar Logistics, LP, 8.400%, 4/15/18(b)	1,120,000	1,121
ONEOK Partners LP, 3.200%, 9/15/18(b)	955,000	959
ONEOK Partners LP, 8.625%, 3/1/19(b)	462,000	485
Panhandle Eastern Pipe Line Co. LP, 7.000%, 6/15/18	460,000	464
Phillips 66, 2.009%, (3 Month LIBOR plus 0.65%), 4/15/19 144A	245,000	245
Phillips 66, 2.532%, (3 Month LIBOR plus 0.60%), 2/26/21	335,000	335

Corporate Bonds (49.5%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Plains All American Pipeline LP / PAA Finance Corp., 2.600%, 12/15/19	90,000	89
Plains All American Pipeline LP / PAA Finance Corp., 5.000%, 2/1/21	220,000	227
Plains All American Pipeline LP / PAA Finance Corp., 5.750%, 1/15/20	205,000	213
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	470,000	494
Spectra Energy Partners LP, 2.950%, 9/25/18	560,000	561
Total Capital SA, 2.125%, 8/10/18	250,000	250
Valero Energy Corp., 9.375%, 3/15/19(b)	350,000	371
Williams Partners LP, 5.250%, 3/15/20	340,000	352

Total		12,475

Financial (17.7%)
ABN AMRO Bank NV, 2.100%, 1/18/19 144A	805,000	801
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.750%, 5/15/19	250,000	252
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust, 3.950%, 2/1/22(b)	475,000	477
AIA Group, Ltd., 2.250%, 3/11/19 144A	200,000	199
Air Lease Corp., 2.125%, 1/15/20(b)	570,000	560
Air Lease Corp., 2.500%, 3/1/21(b)	135,000	132
Ally Financial, Inc., 3.250%, 11/5/18(b)	610,000	611
Ally Financial, Inc., 3.500%, 1/27/19(b)	825,000	826
American Campus Communities Operating Partnership LP, 3.350%, 10/1/20	390,000	390
American Express Credit Corp., 2.200%, 3/3/20(b)	700,000	690
American International Group, Inc., 2.300%, 7/16/19(b)	350,000	347
ANZ New Zealand International, Ltd., 2.200%, 7/17/20 144A	380,000	372
ANZ New Zealand International, Ltd., 2.750%, 1/22/21 144A	590,000	583
Aon PLC, 2.800%, 3/15/21(b)	570,000	564
Banco de Credito del Peru, 2.250%, 10/25/19 144A	200,000	197
Banco Santander Chile, 2.500%, 12/15/20 144A	860,000	841
Bank of America Corp., 1.971%, (3 Month LIBOR plus 0.65%), 10/1/21(b)	420,000	421
Bank of America Corp., 2.124%, (3 Month LIBOR plus 0.38%), 1/23/22(b)	395,000	393
Bank of America Corp., 2.503%, 10/21/22(b)	280,000	269
Bank of America Corp., 2.523%, (3 Month LIBOR plus 1.16%), 1/20/23(b)	665,000	673
Bank of America Corp., 2.625%, 4/19/21(b)	315,000	310
Bank of Montreal, 1.750%, 9/11/19(b)	1,100,000	1,084
The Bank of New York Mellon Corp., 2.200%, 3/4/19	125,000	125
Banque Federative du Credit Mutuel SA, 2.000%, 4/12/19 144A	795,000	788
Barclays Bank PLC, 2.650%, 1/11/21(b)	445,000	439
Barclays Bank PLC, 2.975%, (3 Month LIBOR plus 1.63%), 1/10/23(b)	690,000	707
BB&T Corp., 2.150%, 2/1/21	550,000	538
BPCE SA, 2.500%, 12/10/18(b)	1,200,000	1,198
BPCE SA, 2.500%, 7/15/19(b)	295,000	293
BPCE SA, 2.666%, (3 Month LIBOR plus 1.22%), 5/22/22 144A	280,000	284
Brixmor Operating Partnership LP, 3.875%, 8/15/22	80,000	80

Short-Term Bond Portfolio

Corporate Bonds (49.5%)	Shares/ $ Par	Value $ (000’s)

Financial continued
Capital One Financial Corp., 2.350%, 1/31/20	705,000	693
Capital One Financial Corp., 2.400%, 10/30/20	230,000	225
Capital One NA, 1.850%, 9/13/19	655,000	644
Capital One NA, 2.350%, 8/17/18	260,000	260
Capital One NA, 8.800%, 7/15/19	250,000	268
Chicago Board Options Exchange, Inc., 1.950%, 6/28/19(b)	285,000	282
China Overseas Finance Cayman VI, Ltd., 4.250%, 5/8/19	430,000	434
Citibank NA, 2.125%, 10/20/20	405,000	396
Citigroup, Inc., 1.750%, 5/1/18	350,000	350
Citigroup, Inc., 2.050%, 6/7/19	235,000	233
Citigroup, Inc., 2.140%, (3 Month LIBOR plus 0.79%), 1/10/20	680,000	684
Citigroup, Inc., 2.900%, 12/8/21	675,000	665
Citizens Bank NA, 2.500%, 3/14/19	525,000	523
Citizens Bank NA, 2.550%, 5/13/21	250,000	244
Citizens Financial Group, Inc., 2.250%, 3/2/20	565,000	555
Citizens Financial Group, Inc., 2.375%, 7/28/21	35,000	34
CNO Financial Group, Inc., 4.500%, 5/30/20(b)	140,000	141
Commonwealth Bank of Australia, 1.750%, 11/2/18	918,000	914
The Credit Mutuel-CM11 Group, 2.200%, 7/20/20 144A	435,000	426
Credit Suisse AG, 5.400%, 1/14/20	95,000	98
Crown Castle International Corp., 2.250%, 9/1/21	195,000	188
Crown Castle International Corp., 3.400%, 2/15/21	385,000	386
Danske Bank A/S, 2.200%, 3/2/20 144A	620,000	611
Discover Bank, 2.600%, 11/13/18	590,000	590
Discover Bank, 3.100%, 6/4/20	575,000	573
First Niagara Financial Group, Inc., 7.250%, 12/15/21	155,000	174
The Goldman Sachs Group, Inc., 1.950%, 7/23/19(b)	240,000	237
The Goldman Sachs Group, Inc., 2.160%, (3 Month LIBOR plus 0.78%), 10/31/22(b)	330,000	329
The Goldman Sachs Group, Inc., 2.300%, 12/13/19(b)	370,000	366
The Goldman Sachs Group, Inc., 2.481%, (3 Month LIBOR plus 1.11%), 4/26/22(b)	520,000	524
The Goldman Sachs Group, Inc., 2.750%, 9/15/20(b)	95,000	94
The Goldman Sachs Group, Inc., 5.375%, 3/15/20(b)	195,000	203
The Goldman Sachs Group, Inc., 6.000%, 6/15/20(b)	60,000	63
The Goldman Sachs Group, Inc., 6.150%, 4/1/18(b)	1,430,000	1,430
HBOS PLC, 6.750%, 5/21/18 144A	300,000	302
HSBC USA, Inc., 2.350%, 3/5/20(b)	465,000	459
The Huntington National Bank, 2.200%, 11/6/18	1,175,000	1,172
ING Groep NV, 2.483%, (3 Month LIBOR plus 1.15%), 3/29/22(b)	335,000	340
International Lease Finance Corp., 6.250%, 5/15/19	385,000	398
Intesa Sanpaolo, 3.375%, 1/12/23 144A	350,000	342
Intesa Sanpaolo, 3.875%, 1/15/19	425,000	428
JPMorgan Chase & Co., 1.625%, 5/15/18(b)	250,000	250
JPMorgan Chase & Co., 2.086%, (3 Month LIBOR plus 0.55%), 3/9/21(b)	675,000	677
JPMorgan Chase & Co., 2.350%, 1/28/19(b)	250,000	250
JPMorgan Chase & Co., 2.604%, (3 Month LIBOR plus 0.28%), 2/1/21	250,000	249
JPMorgan Chase & Co., 4.250%, 10/15/20(b)	200,000	206
JPMorgan Chase & Co., 4.400%, 7/22/20(b)	105,000	108

Corporate Bonds (49.5%)	Shares/ $ Par	Value $ (000’s)

Financial continued
JPMorgan Chase & Co., 4.950%, 3/25/20(b)	150,000	156
Kimco Realty Corp., 6.875%, 10/1/19(b)	215,000	227
Lincoln National Corp., 4.000%, 9/1/23	130,000	133
Marsh & McLennan Cos., Inc., 2.550%, 10/15/18	160,000	160
Mitsubishi UFJ Financial Group, Inc., 2.366%, (3 Month LIBOR plus 0.92%), 2/22/22	390,000	394
Mizuho Bank, 2.150%, 10/20/18 144A	245,000	244
Morgan Stanley, 2.125%, 4/25/18(b)	1,890,000	1,890
Morgan Stanley, 2.294%, (3 Month LIBOR plus 0.55%), 2/10/21(b)	595,000	595
Morgan Stanley, 5.500%, 1/26/20(b)	240,000	250
Morgan Stanley, 5.500%, 7/24/20(b)	235,000	247
Morgan Stanley, 6.625%, 4/1/18(b)	325,000	325
Morgan Stanley, 7.300%, 5/13/19(b)	250,000	262
New York Life Global Funding, 1.550%, 11/2/18 144A	525,000	522
PNC Bank NA, 2.450%, 11/5/20	425,000	418
Principal Life Global Funding II, 1.500%, 4/18/19 144A	240,000	237
Principal Life Global Funding II, 2.200%, 4/8/20 144A	445,000	438
Principal Life Global Funding II, 2.250%, 10/15/18 144A	250,000	249
Provident Cos., Inc., 7.000%, 7/15/18	125,000	127
Regions Bank, 2.132%, (3 Month LIBOR plus 0.38%), 4/1/21(b)	650,000	649
Regions Bank, 2.250%, 9/14/18(b)	270,000	270
Regions Bank, 7.500%, 5/15/18(b)	250,000	251
Reinsurance Group of America, Inc., 5.000%, 6/1/21	60,000	63
Reinsurance Group of America, Inc., 6.450%, 11/15/19(b)	540,000	568
Royal Bank of Scotland Group PLC, 6.400%, 10/21/19	140,000	147
Santander UK Group Holdings PLC, 2.125%, 11/3/20	430,000	420
Santander UK Group Holdings PLC, 2.875%, 10/16/20	145,000	144
Skandinaviska Enskilda Banken AB, 1.500%, 9/13/19(b)	680,000	667
Standard Chartered PLC, 2.100%, 8/19/19 144A	200,000	197
Sumitomo Mitsui Banking Corp., 1.762%, 10/19/18(b)	250,000	249
Sumitomo Mitsui Banking Corp., 1.950%, 9/19/19 144A	290,000	285
Sumitomo Mitsui Banking Corp., 2.514%, 1/17/20(b)	730,000	723
SunTrust Bank, 2.590%, (3 Month LIBOR plus 0.30%), 1/29/21	720,000	715
SunTrust Banks, Inc., 2.350%, 11/1/18	465,000	464
The Toronto-Dominion Bank, 1.985%, (3 Month LIBOR plus 0.24%), 1/25/21	755,000	754
The Toronto-Dominion Bank, 2.625%, 9/10/18	350,000	350
Trininty Acquisition PLC, 3.500%, 9/15/21	145,000	145
UBS Group Funding AG, 2.682%, (3 Month LIBOR plus 1.22%), 5/23/23 144A	415,000	422
UBS Group Funding Jersey, Ltd., 2.950%, 9/24/20 144A	255,000	253
UBS Group Funding Jersey, Ltd., 3.000%, 4/15/21 144A	385,000	381
UNUM Group, 3.000%, 5/15/21(b)	620,000	615

Short-Term Bond Portfolio

Corporate Bonds (49.5%)	Shares/ $ Par	Value $ (000’s)

Financial continued
VEREIT Operating Partnership LP, 3.000%, 2/6/19	1,205,000	1,205
WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 9/17/19 144A	405,000	403
WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.250%, 10/5/20 144A	240,000	240
Wells Fargo & Co., 2.550%, 12/7/20	45,000	44
XLIT, Ltd., 2.300%, 12/15/18	430,000	428

Total		52,388

Industrial (5.2%)
Bohai Capital Holding Co., Ltd., 3.625%, 3/15/21 144A	690,000	655
DAE Funding LLC, 4.000%, 8/1/20 144A	360,000	351
Fortive Corp., 1.800%, 6/15/19	65,000	64
GATX Corp., 2.375%, 7/30/18	525,000	524
GATX Corp., 2.500%, 7/30/19	315,000	313
GATX Corp., 2.600%, 3/30/20	545,000	540
Harris Corp., 1.999%, 4/27/18(b)	755,000	755
Harris Corp., 2.700%, 4/27/20(b)	510,000	505
Honeywell International, Inc., 1.800%, 10/30/19(b)	505,000	498
Kansas City Southern, 2.350%, 5/15/20(b)	715,000	705
Keysight Technologies, Inc., 3.300%, 10/30/19(b)	1,735,000	1,738
Martin Marietta Materials, Inc., 2.096%, (3 Month LIBOR plus 0.65%), 5/22/20	150,000	151
Martin Marietta Materials, Inc., 2.125%, (3 Month LIBOR plus 0.50%), 12/20/19	295,000	295
Packaging Corp. of America, 2.450%, 12/15/20	270,000	266
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.500%, 6/15/19 144A	240,000	239
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18 144A	1,175,000	1,175
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.200%, 7/15/20 144A	795,000	796
Republic Services, Inc., 5.500%, 9/15/19	250,000	259
Rockwell Collins, Inc., 1.950%, 7/15/19	205,000	203
Roper Industries, Inc., 2.050%, 10/1/18(b)	865,000	863
Roper Technologies, Inc., 3.000%, 12/15/20	90,000	90
SBA Tower Trust, 2.877%, 7/10/46 144A	155,000	153
SBA Tower Trust, 3.156%, 10/10/45 144A	635,000	624
SBA Tower Trust, 3.168%, 4/9/47 144A	390,000	385
SBA Tower Trust, 3.448%, 3/15/23 144A	415,000	415
Stanley Black & Decker, Inc., 1.622%, 11/17/18	65,000	65
Stanley Black & Decker, Inc., 2.451%, 11/17/18(b)	1,155,000	1,153
Union Pacific Corp., 2.250%, 2/15/19	85,000	85
United Parcel Service, Inc., 2.500%, 4/1/23	485,000	470
Vulcan Materials Co., 2.188%, (3 Month LIBOR plus 0.60%), 6/15/20	365,000	364
Vulcan Materials Co., 2.590%, (3 Month LIBOR plus 0.65%), 3/1/21	760,000	760

Total		15,459

Technology (2.4%)
Apple, Inc., 1.800%, 11/13/19(b)	690,000	683
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 2.375%, 1/15/20	750,000	739
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.000%, 1/15/22	700,000	687

Corporate Bonds (49.5%)	Shares/ $ Par	Value $ (000’s)

Technology continued
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.480%, 6/1/19 144A	490,000	492
DXC Technology Co., 2.431%, (3 Month LIBOR plus 0.95%), 3/1/21	880,000	881
DXC Technology Co., 2.875%, 3/27/20	445,000	443
Fidelity National Information Services, Inc., 2.250%, 8/15/21(b)	490,000	473
Fidelity National Information Services, Inc., 3.625%, 10/15/20	120,000	122
Hewlett Packard Enterprise Co., 2.100%, 10/4/19 144A	280,000	276
Hewlett Packard Enterprise Co., 2.850%, 10/5/18(b)	425,000	425
QUALCOMM, Inc., 2.100%, 5/20/20	280,000	277
Seagate HDD Cayman, 3.750%, 11/15/18	410,000	412
Xerox Corp., 2.750%, 3/15/19	640,000	639
Xerox Corp., 5.625%, 12/15/19	525,000	546

Total		7,095

Utilities (3.6%)
CMS Energy Corp., 8.750%, 6/15/19(b)	542,000	577
Commonwealth Edison Co., 2.150%, 1/15/19	250,000	249
Dominion Energy, Inc., 2.579%, 7/1/20	185,000	183
Dominion Resources, Inc., 1.500%, 9/30/18 144A	315,000	313
Dominion Resources, Inc., 1.875%, 1/15/19	225,000	223
Dominion Resources, Inc., 2.962%, 7/1/19	145,000	145
Dominion Resources, Inc., 5.200%, 8/15/19	150,000	155
Duke Energy Corp., 2.100%, 6/15/18	115,000	115
Enel Finance International NV, 2.875%, 5/25/22 144A	535,000	522
ENN Energy Holdings, Ltd., 6.000%, 5/13/21 144A	200,000	213
Eversource Energy, 1.450%, 5/1/18	105,000	105
Exelon Generation Co. LLC, 2.950%, 1/15/20	365,000	364
Exelon Generation Co. LLC, 5.200%, 10/1/19	21,000	22
FirstEnergy Corp., 2.850%, 7/15/22	320,000	310
MidAmerican Energy Co., 2.400%, 3/15/19	500,000	498
Municipality of Beijing China, 2.750%, 9/26/20	385,000	378
NextEra Energy Capital Holdings, Inc., 1.649%, 9/1/18	190,000	189
NextEra Energy Capital Holdings, Inc., 2.300%, 4/1/19	165,000	164
NiSource Finance Corp., 6.800%, 1/15/19	78,000	80
Origin Energy Finance, Ltd., 3.500%, 10/9/18 144A	790,000	792
PNM Resources, Inc., 3.250%, 3/9/21	465,000	464
PPL Capital Funding, Inc., 1.900%, 6/1/18	590,000	589
Public Service Electric & Gas Co., 2.300%, 9/15/18	400,000	400
San Diego Gas & Electric Co., 1.914%, 2/1/22	122,857	120
Sempra Energy, 2.209%, (3 Month LIBOR plus 0.50%), 1/15/21	495,000	495
Sempra Energy, 6.150%, 6/15/18	250,000	252
The Southern Co., 1.550%, 7/1/18	165,000	165
The Southern Co., 1.850%, 7/1/19	575,000	567
The Southern Co., 2.350%, 7/1/21	125,000	121
Southern Electric Generating Co., 2.200%, 12/1/18 144A	140,000	140
State Grid Overseas Investment 2016, Ltd., 2.250%, 5/4/20 144A	1,030,000	1,012

Short-Term Bond Portfolio

Corporate Bonds (49.5%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
TECO Finance, Inc., 1.950%, (3 Month LIBOR plus 0.60%), 4/10/18	590,000	590

Total		10,512

Total Corporate Bonds
(Cost: $147,350)		146,400

Governments (13.6%)

Governments (13.6%)
Province of Ontario Canada, 2.000%, 9/27/18	1,000,000	999
US Treasury, 1.000%, 11/15/19	16,780,000	16,446
US Treasury, 1.250%, 1/31/20	2,900,000	2,846
US Treasury, 1.375%, 9/15/20	2,870,000	2,803
US Treasury, 1.375%, 5/31/21	1,000,000	968
US Treasury, 1.500%, 6/15/20	3,460,000	3,399
US Treasury, 1.625%, 11/30/20	5,605,000	5,496
US Treasury, 1.750%, 9/30/19	450,000	447
US Treasury, 1.875%, 12/15/20	6,845,000	6,756

Total Governments
(Cost: $40,752)		40,160

Municipal Bonds (0.2%)

Municipal Bonds (0.2%)
Florida State Board of Administration Finance Corp., 2.163%, 7/1/19 RB	475,000	474
State Board of Administration Finance Corp., Series 2013A, 2.107%, 7/1/18 RB	190,000	190

Total Municipal Bonds
(Cost: $665)		664

Structured Products (35.8%)

Asset Backed Securities (21.4%)
Ally Auto Receivables Trust, Series 2015-2, Class C, 2.410%, 1/15/21 144A	505,000	504
Ally Auto Receivables Trust, Series 2016-1, Class D, 2.840%, 9/15/22	180,000	180
Ally Auto Receivables Trust, Series 2017-2, Class C, 2.460%, 9/15/22	70,000	69
Ally Auto Receivables Trust, Series 2017-2, Class D, 2.930%, 11/15/23	95,000	93
Ally Master Owner Trust, Series 2015-3, Class A, 1.630%, 5/15/20	1,195,000	1,194
Ally Master Owner Trust, Series 2017-2, Class A, 1.817%, (ICE LIBOR USD 1 Month plus 0.34%), 6/15/21	95,000	95
Ally Master Owner Trust, Series 2017-3, Class A1, 1.907%, (ICE LIBOR USD 1 Month plus 0.43%), 6/15/22	75,000	75
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class E, 3.580%, 8/9/21 144A	175,000	176
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class E, 3.370%, 11/8/21 144A	375,000	377
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.580%, 9/8/20	520,000	520

Structured Products (35.8%)	Shares/ $ Par	Value $ (000’s)

Asset Backed Securities continued
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class D, 3.130%, 10/8/20	445,000	447
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class E, 3.720%, 3/8/22 144A	170,000	171
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/9/20	220,000	220
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class E, 3.660%, 3/8/22	150,000	150
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class D, 3.000%, 6/8/21	245,000	245
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class D, 3.340%, 8/8/21	310,000	312
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A3, 1.700%, 7/8/20	97,228	97
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A3, 1.810%, 10/8/20	44,946	45
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.890%, 1/10/22	1,120,000	1,121
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D, 2.710%, 9/8/22	380,000	375
Americredit Automobile Receivables Trust, Series 2016-4, Class A3, 1.530%, 7/8/21	385,000	381
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.710%, 8/18/22	175,000	173
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class D, 3.130%, 1/18/23	620,000	615
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class B, 2.240%, 6/19/23	185,000	182
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class C, 2.690%, 6/19/23	195,000	192
ARI Fleet Lease Trust, Series 2015-A, Class A3, 1.670%, 9/15/23 144A	442,482	442
ARI Fleet Lease Trust, Series 2016-A, Class A2, 1.820%, 7/15/24 144A	159,057	159
ARI Fleet Lease Trust, Series 2017-A, Class A2, 1.910%, 4/15/26 144A	135,000	134
ARI Fleet Lease Trust, Series 2017-A, Class A3, 2.280%, 4/15/26 144A	700,000	690
ARI Fleet Lease Trust, Series 2018-A, Class A2, 2.550%, 10/15/26 144A	280,000	279
Ascentium Equipment Receivables Trust LLC, Series 2015-2A, Class A3, 1.930%, 3/11/19 144A	32,457	32
Ascentium Equipment Receivables Trust LLC, Series 2016-2A, Class A2, 1.460%, 4/10/19 144A	44,067	44
Ascentium Equipment Receivables Trust LLC, Series 2017-1A, Class A2, 1.870%, 7/10/19 144A	135,633	135
Ascentium Equipment Receivables Trust LLC, Series 2017-1A, Class A3, 2.290%, 6/10/21 144A	160,000	158
Ascentium Equipment Receivables Trust LLC, Series 2017-2A, Class A3, 2.310%, 12/10/21 144A	415,000	408
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 2.970%, 2/20/20 144A	135,000	135
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.660%, 2/20/20 144A	670,000	673
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/20 144A	155,000	154

Short-Term Bond Portfolio

Structured Products (35.8%)	Shares/ $ Par	Value $ (000’s)

Asset Backed Securities continued
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.500%, 2/20/21 144A	1,155,000	1,146
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/21 144A	415,000	411
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/22 144A	440,000	438
Babson CLO, Ltd., Series 2013-IA, Class AR, 2.315%, (3 Month LIBOR plus 0.80%), 1/20/28 144A	730,000	730
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class A, 3.500%, (AFC), 6/28/57 144A	722,243	726
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.500%, (AFC), 1/28/55 144A	248,732	250
Bayview Opportunity Master Fund IVc Trust, Series 2017-RT3, Class A, 3.500%, (AFC), 1/28/58 144A	834,132	839
BMW Vehicle Lease Trust, Series 2016-2, Class A3, 1.430%, 9/20/19	215,000	214
BMW Vehicle Lease Trust, Series 2017-1, Class A3, 1.980%, 5/20/20	325,000	323
BMW Vehicle Lease Trust, Series 2017-2, Class A3, 2.070%, 10/20/20	205,000	203
California Republic Auto Receivables Trust, Series 2015-1, Class B, 2.510%, 2/16/21	130,000	129
Capital Auto Receivables Asset Trust, Series 2015-2, Class A3, 1.730%, 9/20/19	57,518	57
Capital Auto Receivables Asset Trust, Series 2016-1, Class A3, 1.730%, 4/20/20	132,087	132
Capital Auto Receivables Asset Trust, Series 2016-2, Class A4, 1.630%, 1/20/21	175,000	173
Capital Auto Receivables Asset Trust, Series 2016-3, Class A3, 1.540%, 8/20/20	104,936	104
Capital Auto Receivables Asset Trust, Series 2017-1, Class B, 2.430%, 5/20/22 144A	70,000	69
Capital Auto Receivables Asset Trust, Series 2017-1, Class C, 2.700%, 9/20/22 144A	115,000	113
Capital Auto Receivables Asset Trust, Series 2018-1, Class D, 3.700%, 6/20/25 144A	575,000	575
Carlyle Global Market Strategies, Series 2014-2A, Class AR, 2.666%, (3 Month LIBOR plus 1.25%), 5/15/25 144A	575,000	575
Carlyle Global Market Strategies, Series 2015-1A, Class AR, 2.363%, (3 Month LIBOR plus 1.00%), 4/20/27 144A	425,000	425
CarMax Auto Owner Trust, Series 2014-4, Class A4, 1.810%, 7/15/20	250,000	249
CarMax Auto Owner Trust, Series 2015-3, Class D, 3.270%, 3/15/22	220,000	220
CarMax Auto Owner Trust, Series 2016-2, Class A3, 1.520%, 2/16/21	288,735	286
CarMax Auto Owner Trust, Series 2016-4, Class A3, 1.400%, 8/15/21	400,000	394
CarMax Auto Owner Trust, Series 2017-4, Class C, 2.700%, 10/16/23	95,000	94
CCG Receivables Trust, Series 2015-1, Class B, 2.600%, 1/17/23 144A	370,000	369
CCG Receivables Trust, Series 2016-1, Class A2, 1.690%, 9/14/22 144A	93,831	93

Structured Products (35.8%)	Shares/ $ Par	Value $ (000’s)

Asset Backed Securities continued
CCG Receivables Trust, Series 2017-1, Class A2, 1.840%, 11/14/23 144A	265,000	263
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A2, 1.360%, 1/15/20 144A	19,888	20
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A3, 1.640%, 7/15/21 144A	125,000	124
CNH Equipment Trust, Series 2015-B, Class A3, 1.370%, 7/15/20	142,212	142
CNH Equipment Trust, Series 2015-C, Class B, 2.400%, 2/15/23	570,000	566
CNH Equipment Trust, Series 2016-C, Class A3, 1.440%, 12/15/21	260,000	256
Diamond Resorts Owner Trust, Series 2014-1, Class A, 2.540%, 5/20/27 144A	82,525	82
Diamond Resorts Owner Trust, Series 2015-1, Class A, 2.730%, 7/20/27 144A	61,645	61
Diamond Resorts Owner Trust, Series 2015-2, Class A, 2.990%, 5/22/28 144A	68,075	68
Elara HGV Timeshare Issuer, Series 2017-A, Class A, 2.690%, 3/25/30 144A	183,477	180
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 1.590%, 2/22/21 144A	66,189	66
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 1.830%, 9/20/21 144A	419,297	418
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.740%, 2/22/22 144A	366,255	364
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.130%, 7/20/22 144A	173,368	172
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.870%, 10/20/23 144A(l)	335,000	335
Enterprise Fleet Financing LLC, Series 2017-3, Class A2, 2.130%, 5/22/23 144A	665,000	658
Enterprise Fleet Financing LLC., Series 2017-2, Class A2, 1.970%, 1/20/23 144A	155,000	154
Ford Credit Auto Lease Trust, Series 2017-B, Class A3, 2.030%, 12/15/20	255,000	252
Ford Credit Floorplan Master Owner Trust A, Series 2013-4, Class C, 2.290%, 6/15/20	1,070,000	1,069
Ford Credit Floorplan Master Owner Trust A, Series 2016-3, Class A1, 1.550%, 7/15/21	490,000	483
Ford Credit Floorplan Master Owner Trust A, Series 2016-3, Class B, 1.750%, 7/15/21	190,000	188
Ford Credit Floorplan Master Owner Trust A, Series 2016-5, Class B, 2.160%, 11/15/21	410,000	406
Ford Credit Floorplan Master Owner Trust A, Series 2017-1, Class B, 2.250%, 5/15/22	480,000	473
Ford Credit Floorplan Master Owner Trust A, Series 2017-2, Class B, 2.340%, 9/15/22	1,265,000	1,248
GM Financial Automobile Leasing Trust, Series 2016-2, Class A3, 1.620%, 9/20/19	335,698	334
GM Financial Automobile Leasing Trust, Series 2016-3, Class B, 1.970%, 5/20/20	225,000	223
GM Financial Automobile Leasing Trust, Series 2017-1, Class A4, 2.260%, 8/20/20	75,000	75
GM Financial Automobile Leasing Trust, Series 2017-2, Class A3, 2.020%, 9/21/20	325,000	322

Short-Term Bond Portfolio

Structured Products (35.8%)	Shares/ $ Par	Value $ (000’s)

Asset Backed Securities continued
GM Financial Automobile Leasing Trust, Series 2017-3, Class A4, 2.120%, 9/20/21	115,000	113
GM Financial Automobile Leasing Trust, Series 2017-3, Class C, 2.730%, 9/20/21	140,000	139
GM Financial Automobile Leasing Trust, Series 2018-1, Class C, 3.110%, 12/20/21	200,000	199
GM Financial Automobile Leasing Trust, Series 2018-1, Class D, 3.370%, 10/20/22	480,000	478
GM Financial Securitized Term, Series 2017-3A, Class C, 2.520%, 3/16/23 144A	475,000	465
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A1, 1.650%, 5/15/20 144A	290,000	290
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class B, 2.410%, 5/17/21 144A	125,000	124
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class C, 2.850%, 5/17/21 144A	100,000	99
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class C, 2.970%, 1/18/22 144A	260,000	259
GMF Floorplan Owner Revolving Trust, Series 2017-2, Class C, 2.630%, 7/15/22 144A	170,000	167
GMF Floorplan Owner Revolving Trust, Series 2017-3, Class B, 2.260%, 8/16/21 144A	715,000	709
GMF Floorplan Owner Revolving Trust, Series 2017-3, Class C, 2.460%, 8/16/21 144A	855,000	845
GreatAmerica Leasing Receivables Funding LLC, Series 2016-1, Class A3, 1.730%, 6/20/19 144A	211,668	211
GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A2, 1.720%, 4/22/19 144A	62,199	62
GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A3, 2.060%, 6/22/20 144A	100,000	99
GreatAmerica Leasing Receivables Funding LLC, Series 2018-1, Class A3, 2.600%, 6/15/21 144A	185,000	184
Halcyon Loan Advisors Funding, Ltd., Series 2014-3A, Class B1R, 3.060%, (3 Month LIBOR plus 1.70%), 10/22/25 144A	345,000	345
Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.660%, 12/26/28 144A	134,898	133
Hilton Grand Vacations Trust, Series 2017-AA, Class B, 2.960%, (EXE), 12/26/28 144A	77,085	76
Huntington Auto Trust, Series 2016-1, Class A4, 1.930%, 4/15/22	325,000	321
Hyundai Auto Lease Securitization Trust, Series 2016-A, Class A3, 1.600%, 7/15/19 144A	74,880	75
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A4, 1.680%, 4/15/20 144A	100,000	100
Hyundai Auto Lease Securitization Trust, Series 2016-C, Class A4, 1.650%, 7/15/20 144A	290,000	288
Hyundai Auto Lease Securitization Trust, Series 2016-C, Class B, 1.860%, 5/17/21 144A	320,000	317
Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3, 1.970%, 7/15/20 144A	500,000	496
Hyundai Auto Receivables Trust, Series 2017-A, Class B, 2.380%, 4/17/23	150,000	147
John Deere Owner Trust, Series 2015-A, Class A3, 1.320%, 6/17/19	20,735	21

Structured Products (35.8%)	Shares/ $ Par	Value $ (000’s)

Asset Backed Securities continued
John Deere Owner Trust, Series 2016-A, Class A3, 1.360%, 4/15/20	235,915	235
KKR CLO 12, Ltd., Series 2012, Class A1R, 2.409%, (3 Month LIBOR plus 1.05%), 7/15/27 144A	705,000	705
KKR Financial CLO, Ltd., Series 2013, Class A1R, 2.410%, (3 Month LIBOR plus 0.80%), 1/16/28 144A	755,000	755
Kubota Credit Owner Trust, Series 2016-1A, Class A3, 1.500%, 7/15/20 144A	605,000	599
Madison Park Funding XVIII, Ltd., Series 2015-18A, Class A1R, 2.553%, (3 Month LIBOR plus 1.19%), 10/21/30 144A	690,000	694
Magnetite XVI, Ltd., Series 16A, Class AR, 2.578%, (3 Month LIBOR plus 0.80%), 1/18/28 144A	980,000	975
Mercedes-Benz Auto Lease Trust, Series 2016-A, Class A3, 1.520%, 3/15/19	127,328	127
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, (AFC), 4/25/57 144A	93,814	93
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, 2.750%, (AFC), 7/25/59 144A	542,100	537
MMAF Equipment Finance LLC, Series 2015-AA, Class A3, 1.390%, 10/16/19 144A	1,655	2
MMAF Equipment Finance LLC, Series 2017-AA, Class A2, 1.730%, 5/18/20 144A	284,677	284
MVW Owner Trust, Series 2015-1A, Class A, 2.520%, 12/20/32 144A	266,294	263
MVW Owner Trust, Series 2017-1A, Class A, 2.420%, 12/20/34 144A	110,300	108
MVW Owner Trust, Series 2017-1A, Class B, 2.750%, 12/20/34 144A	91,916	90
MVW Owner Trust, Series 2017-1A, Class C, 2.990%, 12/20/34 144A	101,108	99
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 2.530%, 2/18/42 144A	575,000	574
Neuberger Berman CLO XVI-S, Ltd., Series 16S, Class A, 1.625%, (3 Month LIBOR plus 0.85%), 1/15/28 144A	440,000	440
Neuberger Berman CLO, Ltd., Series 2018-19A, Class A1R2, 2.670%, (3 Month LIBOR plus 0.80%), 4/15/27 144A(l)	740,000	740
Nissan Auto Lease Trust, Series 2016-B, Class A4, 1.610%, 1/18/22	370,000	367
Nissan Auto Lease Trust, Series 2017-B, Class A4, 2.170%, 12/15/21	290,000	287
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2, 1.540%, 6/15/21	335,000	331
Nissan Master Owner Trust Receivables, Series 2017-B, Class A, 1.907%, (ICE LIBOR USD 1 Month plus 0.43%), 4/18/22	1,110,000	1,115
OCP CLO, Ltd., Series 2015-10A, Class A1R, 2.191%, (3 Month LIBOR plus 0.82%), 10/26/27 144A	665,000	665
Santander Drive Auto Receivables Trust, Series 2014-3, Class D, 2.650%, 8/17/20	55,000	55
Santander Drive Auto Receivables Trust, Series 2015-3, Class D, 3.490%, 5/17/21	345,000	348

Short-Term Bond Portfolio

Structured Products (35.8%)	Shares/ $ Par	Value $ (000’s)

Asset Backed Securities continued
Santander Drive Auto Receivables Trust, Series 2015-4, Class D, 3.530%, 8/16/21	240,000	243
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.740%, 12/15/21	705,000	706
Santander Drive Auto Receivables Trust, Series 2015-5, Class D, 3.650%, 12/15/21	345,000	348
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.470%, 12/15/20	139,033	139
Santander Drive Auto Receivables Trust, Series 2016-1, Class D, 4.020%, 4/15/22	425,000	432
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.460%, 3/15/22	274,000	272
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.100%, 6/15/21	50,000	50
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.580%, 5/16/22	65,000	65
Santander Drive Auto Receivables Trust, Series 2017-3, Class B, 2.190%, 3/15/22	365,000	361
Santander Drive Auto Receivables Trust, Series 2018-1, Class C, 2.960%, 3/15/24	120,000	119
Santander Retail Auto Lease Trust, Series 2017-A, Class A3, 2.220%, 1/20/21 144A	185,000	183
Santander Retail Auto Lease Trust, Series 2017-A, Class C, 2.960%, 11/21/22 144A	155,000	153
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A, 2.400%, 3/22/32 144A	224,579	223
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class A, 2.580%, 9/20/32 144A	210,035	209
Sierra Receivables Funding Co. LLC, Series 2016-3A, Class A, 2.430%, 10/20/33 144A	280,974	276
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A, 2.910%, 3/20/34 144A	84,104	83
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.430%, 6/20/32 144A	109,559	109
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A, 3.080%, 3/21/33 144A	310,040	311
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A, 2.330%, 7/20/33 144A	87,614	87
SLM Private Education Loan Trust, Series 2013-A, Class B, 2.500%, 3/15/47 144A	580,000	574
SLM Student Loan Trust, Series 2007-7, Class A4, 1.697%, (3 Month LIBOR plus 0.33%), 1/25/22	262,545	257
SLM Student Loan Trust, Series 2008-4, Class A4, 3.017%, (3 Month LIBOR plus 1.65%), 7/25/22	75,636	77
SLM Student Loan Trust, Series 2008-5, Class A4, 3.067%, (3 Month LIBOR plus 1.70%), 7/25/23	204,568	210
SLM Student Loan Trust, Series 2008-9, Class A, 2.867%, (3 Month LIBOR plus 1.50%), 4/25/23	147,363	150
SMART ABS Trust, Series 2015-3US, Class A3A, 1.660%, 8/14/19	186,678	186
SMART ABS Trust, Series 2016-2US, Class A2A, 1.450%, 8/14/19	255,967	255
SMB Private Education Loan Trust, Series 2015-A, Class A2B, 2.477%, (ICE LIBOR USD 1 Month plus 1.00%), 6/15/27 144A	253,340	256

Structured Products (35.8%)	Shares/ $ Par	Value $ (000’s)

Asset Backed Securities continued
SMB Private Education Loan Trust, Series 2016-C, Class A2B, 2.877%, (ICE LIBOR USD 1 Month plus 1.10%), 9/15/34 144A	740,000	753
Springleaf Funding Trust, Series 2016-AA, Class A, 2.900%, 11/15/29 144A	180,000	179
Synchrony Credit Card Master Note Trust, Series 2015-1, Class B, 2.640%, 3/15/23	250,000	248
Synchrony Credit Card Master Note Trust, Series 2015-4, Class B, 2.620%, 9/15/23	305,000	301
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C, 2.950%, 5/15/24	522,306	515
Synchrony Credit Card Master Note Trust, Series 2018-1, Class C, 3.360%, 3/15/24	445,000	445
Towd Point Mortgage Trust, Series 2015-1, Class A1, 3.000%, (AFC), 1/28/58 144A	260,361	259
Towd Point Mortgage Trust, Series 2015-4, Class A1B, 2.750%, (AFC), 4/25/55 144A	256,591	255
Towd Point Mortgage Trust, Series 2015-5, Class A1B, 2.750%, (AFC), 5/25/55 144A	239,879	238
Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.750%, (AFC), 2/25/55 144A	126,233	125
Towd Point Mortgage Trust, Series 2016-1, Class A3B, 3.000%, (AFC), 2/25/55 144A	164,764	164
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, (AFC), 8/25/55 144A	112,687	111
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250%, (AFC), 4/25/56 144A	88,829	87
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.750%, (AFC), 10/25/56 144A	431,622	427
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.750%, (AFC), 4/25/57 144A	287,616	286
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.750%, (AFC), 7/25/57 144A	615,490	610
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.750%, (AFC), 6/25/57 144A	302,946	299
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.750%, (AFC), 10/25/57 144A	1,089,779	1,074
Verizon Owner Trust, Series 2016-2A, Class A, 1.680%, 5/20/21 144A	500,000	494
Verizon Owner Trust, Series 2016-2A, Class B, 2.150%, 5/20/21 144A	340,000	335
Verizon Owner Trust, Series 2016-2A, Class C, 2.360%, 5/20/21 144A	270,000	267
Verizon Owner Trust, Series 2017-1A, Class B, 2.450%, 9/20/21 144A	110,000	109
Verizon Owner Trust, Series 2017-1A, Class C, 2.650%, 9/20/21 144A	150,000	149
Verizon Owner Trust, Series 2017-3A, Class C, 2.530%, 4/20/22 144A	550,000	541
Verizon Owner Trust, Series 2018-1A, Class C, 3.200%, 9/20/22 144A	450,000	450
Volvo Financial Equipment LLC, Series 2016-1A, Class A3, 1.670%, 2/18/20 144A	139,365	139
Volvo Financial Equipment LLC, Series 2018-1A, Class B, 2.910%, 1/17/23 144A	210,000	208

Short-Term Bond Portfolio

Structured Products (35.8%)	Shares/ $ Par	Value $ (000’s)

Asset Backed Securities continued
Volvo Financial Equipment Master Owner Trust, Series 2017-A, Class A, 1.977%, (1 Month LIBOR plus 0.50%), 11/15/22 144A	115,000	116
Wheels SPV 2 LLC, Series 2015-1A, Class A2, 1.270%, 4/22/24 144A	3,757	4
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.590%, 5/20/25 144A	109,319	109
World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A3, 1.450%, 8/15/19	480,000	477
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class B, 3.060%, 5/15/23(l)	130,000	130

Total		63,279

Mortgage Securities (14.4%)
Allegro CLO III, Ltd., 2.482%, (3 Month LIBOR plus 0.84%), 7/25/27 144A	585,000	585
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class A, 2.707%, (1 Month LIBOR plus 0.93%), 12/15/36 144A	520,000	520
BAMLL Commercial Mortgage Securities Trust, Series 2014-IP, Class A, 2.717%, (CSTR), 6/15/28 144A	475,000	475
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class A1, 1.957%, 2/15/50	122,441	120
BANK, Series 2017-BNK4, Class A1, 2.002%, 5/15/50	501,343	493
BX Trust, Series 2017-IMC, Class D, 2.650%, (1 Month LIBOR plus 1.40%), 10/15/32 144A	695,000	696
BX Trust, Series 2017-IMC, Class D, 3.500%, (1 Month LIBOR plus 2.25%), 10/15/32 144A	225,000	225
CD Mortgage Trust, Series 2016-CD2, Class A1, 1.848%, 11/10/49	570,621	560
CD Mortgage Trust, Series 2017-CD3, Class A1, 1.965%, 2/10/50	127,673	126
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A1, 1.485%, 10/10/47	89,631	89
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A1, 1.353%, 2/10/48	60,733	60
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A1, 1.637%, 6/10/48	278,681	276
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A1, 1.643%, 9/10/58	269,429	266
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A1, 1.648%, 9/15/48	101,616	101
CLNS Trust, Series 2017-IKPR, Class A, 2.232%, (ICE LIBOR USD 1 Month plus 0.80%), 6/11/32 144A	240,000	240
CLNS Trust, Series 2017-IKPR, Class B, 2.432%, (1 Month LIBOR plus 1.00%), 6/11/32 144A	365,000	365
COLT Funding LLC, Series 2017-1, Class A1, 2.614%, (AFC), 5/27/47 144A	328,747	326
COLT Funding LLC, Series 2017-1, Class A3, 3.074%, (AFC), 5/27/47 144A	57,675	58
COLT Funding LLC, Series 2017-2, Class A1A, 2.415%, (AFC), 10/25/47 144A	536,696	537

Structured Products (35.8%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
COLT Funding LLC, Series 2017-2, Class A2A, 2.568%, (AFC), 10/25/47 144A	227,214	227
COLT Funding LLC, Series 2017-2, Class A3A, 2.773%, (AFC), 10/25/47 144A	97,937	98
COLT Mortgage Loan Trust, Series 2018-1, A1, 2.930%, (AFC), 2/25/48 144A	215,441	215
COLT Mortgage Loan Trust, Series 2018-1, A3, 3.084%, (AFC), 2/25/48 144A	95,751	96
Commercial Mortgage Pass Through Certificates, Series 2014-CR21, Class A1, 1.494%, 12/10/47	35,713	35
Commercial Mortgage Pass Through Certificates, Series 2014-UBS6, Class A1, 1.445%, 12/10/47	60,529	60
Commercial Mortgage Pass Through Certificates, Series 2015-CR22, Class A1, 1.569%, 3/10/48	32,055	32
Commercial Mortgage Pass Through Certificates, Series 2015-CR25, Class A1, 1.737%, 8/10/48	215,973	214
Commercial Mortgage Pass Through Certificates, Series 2015-CR26, Class A1, 1.604%, 10/10/48	225,350	223
Commercial Mortgage Pass Through Certificates, Series 2015-LC23, Class A2, 3.221%, 10/10/48	605,000	610
Commercial Mortgage Pass Through Certificates, Series 2015-PC1, Class A1, 1.667%, 7/10/50	294,783	293
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class A1, 1.770%, 2/10/49	25,116	25
Commercial Mortgage Pass Through Certificates, Series 2017-COR2, Class A1, 2.111%, 9/10/50	150,442	147
Connecticut Avenue Securities, Series 2016-C01, Class 2M1, 3.652%, (ICE LIBOR USD 1 Month plus 2.10%), 8/25/28	111,969	112
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A1, 1.684%, 4/15/50	36,226	36
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A1, 1.454%, 6/15/57	313,212	311
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1, 1.716%, 8/15/48	200,595	198
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class A1, 1.746%, 11/15/48	60,267	60
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A1, 2.024%, 9/15/50	92,412	91
Deephaven Residential Mortgage Trust, Series 2017-1A, Class A3, 3.485%, (CSTR, AFC), 12/26/46 144A	112,133	112
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577%, (CSTR, AFC), 10/25/47 144A	488,183	484
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A2, 2.711%, (CSTR, AFC), 10/25/47 144A	81,364	81
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A3, 2.813%, (CSTR, AFC), 10/25/47 144A	81,364	81
Deephaven Residential Mortgage Trust, Series 2018-1, Class A1, 2.976%, (AFC), 1/25/58 144A	399,430	399
FDIC Guaranteed Notes Trust, Series 2010-S2, Class 2A, 2.570%, 7/29/47 144A	136,986	135
Federal Home Loan Mortgage Corp., 3.500%, 3/1/46	100,461	101

Short-Term Bond Portfolio

Structured Products (35.8%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Federal Home Loan Mortgage Corp., 5.000%, 4/1/18	274	-	(m)
Federal Home Loan Mortgage Corp., 5.500%, 5/1/22	104,827	108
Federal Home Loan Mortgage Corp., 6.000%, 9/1/34	3,579	4
Federal Home Loan Mortgage Corp., 6.000%, 2/1/35	56,911	63
Federal Home Loan Mortgage Corp., 6.000%, 9/1/35	18,878	21
Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	3,618	4
Federal Home Loan Mortgage Corp., Series 2015-DNA1, Class M1, 2.452%, (ICE LIBOR USD 1 Month plus 0.90%), 10/25/27	19,146	19
Federal Home Loan Mortgage Corp., Series 2016-DNA1, Class M1, 3.002%, (ICE LIBOR USD 1 Month plus 1.45%), 7/25/28	10,580	11
Federal Home Loan Mortgage Corp., Series 2016-HQA1, Class M1, 3.302%, (ICE LIBOR USD 1 Month plus 1.75%), 9/25/28	5,548	6
Federal Home Loan Mortgage Corp., Series 2017-DNA1, Class M1, 2.752%, (ICE LIBOR USD 1 Month plus 1.20%), 7/25/29	233,587	236
Federal Home Loan Mortgage Corp., Series 2017-DNA2, Class M1, 2.752%, (ICE LIBOR USD 1 Month plus 1.20%), 10/25/29	656,242	663
Federal Home Loan Mortgage Corp., Series 2017-HQA1, Class M1, 2.752%, (ICE LIBOR USD 1 Month plus 1.20%), 8/25/29	463,268	467
Federal Home Loan Mortgage Corp., Series 2017-HQA2, Class M1, 2.352%, (ICE LIBOR USD 1 Month plus 0.80%), 12/25/29	236,281	237
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1, 3.890%, (CSTR), 5/25/47 144A	124,703	124
Federal Home Loan Mortgage Corp., Series 2017-SPI1, Class M1, 3.991%, 9/25/47 144A	53,587	54
Federal Home Loan Mortgage Corp., Series 3713, Class PA, 2.000%, 2/15/40	412,808	404
Federal Home Loan Mortgage Corp., Series 3718, Class BC, 2.000%, 2/15/25	380,256	377
Federal Home Loan Mortgage Corp., Series 4092, Class CL, 1.250%, 6/15/27	1,274,865	1,209
Federal Home Loan Mortgage Corp., Series DNA3, Class M1, 2.302%, (ICE LIBOR USD 1 Month plus 0.75%), 3/25/30	402,203	403
Federal National Mortgage Association, 1.500%, 7/30/20	1,310,000	1,284
Federal National Mortgage Association, 2.500%, 10/1/22	568,432	566
Federal National Mortgage Association, 2.500%, 12/1/22	145,877	145
Federal National Mortgage Association, 3.000%, 6/1/22	159,591	161
Federal National Mortgage Association, 3.000%, 4/1/24	400,959	404
Federal National Mortgage Association, 3.500%, 5/1/27	793,710	810
Federal National Mortgage Association, 3.500%, 4/1/30	665,000	678
Federal National Mortgage Association, 3.500%, 4/1/46	1,034,992	1,038

Structured Products (35.8%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Federal National Mortgage Association, 4.000%, 2/1/29	974,201	1,002
Federal National Mortgage Association, 4.000%, 8/1/47	1,346,981	1,383
Federal National Mortgage Association, 4.500%, 5/1/40	161,553	171
Federal National Mortgage Association, 4.500%, 9/1/40	148,788	157
Federal National Mortgage Association, 4.500%, 2/1/44	549,107	577
Federal National Mortgage Association, 5.000%, 10/1/33	199,665	216
Federal National Mortgage Association, 5.500%, 8/1/37	111,904	123
Federal National Mortgage Association, 5.500%, 2/1/38	420,233	462
Federal National Mortgage Association, 6.000%, 8/1/22	43,719	45
Federal National Mortgage Association, 6.000%, 3/1/34	95,781	107
Federal National Mortgage Association, 6.000%, 8/1/34	264,885	298
Federal National Mortgage Association, 6.000%, 11/1/34	10,352	12
Federal National Mortgage Association, 6.000%, 12/1/34	3,340	4
Federal National Mortgage Association, 6.000%, 4/1/35	6,237	7
Federal National Mortgage Association, 6.000%, 5/1/38	4,368	5
Federal National Mortgage Association, 6.000%, 10/1/40	219,577	246
Federal National Mortgage Association, 6.500%, 7/1/32	31,444	35
Federal National Mortgage Association, 6.500%, 12/1/32	35,398	40
Federal National Mortgage Association, Series 2010-95, Class Bk, 1.500%, 2/25/20	150,014	149
Federal National Mortgage Association, Series 2011-113, Class AG, 2.500%, 11/25/26	244,860	242
Federal National Mortgage Association, Series 2013-74, Class AD, 2.000%, 7/25/23	340,786	337
Federal National Mortgage Association, Series 2016-83, Class FA, 2.052%, (ICE LIBOR USD 1 Month plus 0.50%), 11/25/46	266,917	269
Federal National Mortgage Association, Series 2016-85, Class FA, 2.052%, (ICE LIBOR USD 1 Month plus 0.50%), 11/25/46	486,870	486
Federal National Mortgage Association, Series 2016-85, Class FG, 2.052%, (ICE LIBOR USD 1 Month plus 0.50%), 11/25/46	489,448	493
Federal National Mortgage Association, Series 2016-C07, Class 2M1, 2.852%, (ICE LIBOR USD 1 Month plus 1.30%), 5/25/29	189,624	190
Federal National Mortgage Association, Series 2017-85, Class FC, 1.852%, (1 Month LIBOR plus 0.30%), 11/25/47	1,320,282	1,319

Short-Term Bond Portfolio

Structured Products (35.8%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Federal National Mortgage Association, Series 2017-90, Class KA, 3.000%, 11/25/47	548,194	544
Federal National Mortgage Association, Series 2017-C01, Class 1M1, 2.852%, (ICE LIBOR USD 1 Month plus 1.30%), 7/25/29	301,401	304
Federal National Mortgage Association, Series 2017-C02, Class 2M1, 2.702%, (ICE LIBOR USD 1 Month plus 1.15%), 9/25/29	517,957	521
Federal National Mortgage Association, Series 2017-C03, Class 1M1, 2.502%, (ICE LIBOR USD 1 Month plus 0.95%), 10/25/29	541,660	545
Federal National Mortgage Association, Series 2017-C04, Class 2M1, 2.402%, (ICE LIBOR USD 1 Month plus 0.85%), 11/25/29	385,974	387
Federal National Mortgage Association, Series 2017-C05, Class 1M1, 2.102%, (ICE LIBOR USD 1 Month plus 0.55%), 1/25/30	652,624	652
Federal National Mortgage Association, Series 2017-C06, Class 1M1, 2.302%, (ICE LIBOR USD 1 Month plus 0.75%), 2/25/30	487,716	488
Federal National Mortgage Association, Series 2017-C06, Class 2M1, 2.302%, (ICE LIBOR USD 1 Month plus 0.75%), 2/25/30	231,984	232
Federal National Mortgage Association, Series C-02, Class 2M1, 2.522%, (1 Month LIBOR plus 0.65%), 8/25/30	319,718	320
Galton Funding Mortgage Trust, Series 2018-1, Class A33, 3.500%, (AFC), 11/25/57 144A	416,518	414
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.767%, (CSTR), 7/10/38	172,742	173
GM Financial Securitized Term, Series 2017-3A, Class B, 2.330%, 3/16/23 144A	400,000	391
Government National Mortgage Association, 3.500%, 12/20/42	10,147	10
Government National Mortgage Association, 3.500%, 9/20/43	149,318	152
Government National Mortgage Association, 5.000%, 3/20/34	546,744	587
Government National Mortgage Association, 5.500%, 6/20/37	125,113	136
Great Wolf Trust, Series 2017-Wolf, Class A, 2.477%, (ICE LIBOR USD 1 Month plus 0.85%), 9/15/34 144A	310,000	310
Great Wolf Trust, Series 2017-Wolf, Class C, 2.947%, (ICE LIBOR USD 1 Month plus 1.32%), 9/15/34 144A	455,000	456
GS Mortgage Securities Trust, Series 2014-EB1A, Class 2A1, 2.467%, (CSTR), 7/25/44 144A	59,103	58
GS Mortgage Securities Trust, Series 2015-GC28, Class A1, 1.528%, 2/10/48	148,222	147
GS Mortgage Securities Trust, Series 2015-GC32, Class A1, 1.593%, 7/10/48	136,399	135
GS Mortgage Securities Trust, Series 2016-GS3, Class A1, 1.429%, 10/10/49	69,075	68
GS Mortgage Securities Trust, Series 2017-GS7, Class A1, 1.950%, 8/10/50	310,470	304

Structured Products (35.8%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Hospitality Mortgage Trust, Series 2017-HIT, Class A, 2.094%, (ICE LIBOR USD 1 Month plus 0.85%), 5/8/30 144A	410,000	411
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, 2.288%, (1 Month LIBOR plus 0.70%), 1/15/33 144A	115,000	115
InTown Hotel Portfolio Trust, Series 2018-STAY, Class C, 2.810%, (1 Month LIBOR plus 1.25%), 1/15/33 144A	100,000	100
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A1, 1.461%, 8/15/49	214,068	209
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class A1, 1.596%, 1/15/48	152,830	152
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A1, 1.413%, 2/15/48	129,033	128
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A1, 1.445%, 10/15/48	112,540	112
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class A1, 1.625%, 5/15/48	109,604	109
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A1, 1.738%, 7/15/48	392,370	389
MetLife Securitization Trust, Series 2017-1A, Class A, 3.000%, (AFC), 4/25/55 144A	285,016	283
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A1, 1.573%, 12/15/47	128,277	127
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A1, 1.706%, 5/15/48	178,964	177
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A1, 1.389%, 9/15/49	112,445	110
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A1, 1.638%, 5/15/48	187,853	186
Morgan Stanley Capital I Trust, Series 2017-CLS, Class B, 2.100%, (1 Month LIBOR plus 0.85%), 11/15/34 144A	365,000	366
Morgan Stanley Capital I Trust, Series 2017-CLS, Class C, 2.250%, (1 Month LIBOR plus 1.00%), 11/15/34 144A	290,000	291
Neuberger Berman CLO XIX Ltd., Series 2015-19a, Class A1R, 2.409%, 7/15/27 144A	250,000	251
RETL, Series 2018-RVP, Class A, 2.877%, (1 Month LIBOR plus 1.10%), 3/15/33 144A	290,000	290
Sequoia Mortgage Trust, Series 2018-CH1, Class A11, 3.500%, (AFC), 2/25/48 144A	713,847	720
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.476%, (CSTR), 8/15/39	60,538	61
Verus Securitization Trust, Series 2018-1, Class A1, 2.929%, (AFC), 2/25/48 144A	183,839	184
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A1, 1.437%, 12/15/47	172,211	171
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A1, 1.454%, 2/15/48	84,176	83
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A1, 1.730%, 2/15/48	13,314	13
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A1, 1.531%, 5/15/48	92,621	92

Short-Term Bond Portfolio

Structured Products (35.8%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A1, 1.471%, 4/15/50	104,695	104
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2, 3.020%, 7/15/58	530,000	531
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A1, 1.577%, 1/15/59	233,940	231
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A1, 1.441%, 10/15/49	112,279	110
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1, 1.968%, 7/15/50	253,026	248
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A1, 1.975%, 9/15/50	158,913	156
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 3.425%, (CSTR), 12/25/34	243,228	250

Total		42,559

Total Structured Products
(Cost: $106,520)		105,838

Short-Term Investments (1.3%)	Shares/ $ Par	Value $ (000’s)

Commercial Paper (0.3%)
Catholic Health Initiatives, 0.000%, 5/31/18	915,000	911

Total		911

Money Market Funds (1.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.580%#	2,825,739	2,826

Total		2,826

Total Short-Term Investments
(Cost: $3,736)		3,737

Total Investments (100.4%)
(Cost: $299,023)(a)		296,799

Other Assets, Less
Liabilities (-0.4%)		(1,058)

Net Assets (100.0%)		295,741

#	7-Day yield as of March 31, 2018.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018 the value of these securities (in thousands) was $80,800 representing 27.4% of the net assets.

AFC — Available Funds Cap security—Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.

CSTR — Collateral Strip Rate security—interest is based on the weighted net interest rate of the collateral.

RB — Revenue Bond

(a)	At March 31, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $299,023 and the net unrealized depreciation of investments based on that cost was $2,170 which is comprised of $395 aggregate gross unrealized appreciation and $2,565 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Future	Long	USD	$2,900	29	6/18	$3,319	$19
US Ten Year Treasury Note Future	Long	USD	$300	3	6/18	$363	-	(m)
US Two Year Treasury Note Future	Long	USD	$42,200	211	6/18	$44,861	35

(l)	Security valued using significant unobservable inputs.

(m)	Amount is less than one thousand.

Short-Term Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2018.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$-	$664	$-
Corporate Bonds	-	146,400	-
Governments	-	40,160	-
Structured Products
Asset Backed Securities	-	62,074	1,205
All Others	-	42,559	-
Short-Term Investments
Money Market Funds	2,826	-	-
All Others	-	911	-
Other Financial Instruments^
Futures	54	-	-
Total Assets:	$2,880	$292,768	$1,205

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and short sales, written options and swaps contracts, which are valued at market value.

For the period ended March 31, 2018, there were transfers from Level 3 to Level 2 in the amount of $1,025 (in thousands). These transfers were the result of an increase in the quantity of observable inputs for securities that were previously priced by a third party vendor utilizing a broker quote

Select Bond Portfolio

Schedule of Investments

March 31, 2018 (unaudited)

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Basic Materials (0.6%)
Barrick North America Finance LLC, 5.700%, 5/30/41	2,570,000	2,921
CF Industries, Inc., 3.400%, 12/1/21 144A	3,279,000	3,237
CF Industries, Inc., 4.500%, 12/1/26 144A	2,213,000	2,244
International Paper Co., 5.150%, 5/15/46	2,540,000	2,676
Sherwin-Williams Co., 2.750%, 6/1/22	2,680,000	2,609
Sherwin-Williams Co., 3.450%, 6/1/27	1,036,000	990
Sherwin-Williams Co., 4.500%, 6/1/47	980,000	974
Vale Overseas, Ltd., 6.250%, 8/10/26	1,745,000	1,955

Total		17,606

Communications (2.2%)
21st Century Fox America, Inc., 4.750%, 11/15/46	850,000	921
21st Century Fox America, Inc., 4.950%, 10/15/45	615,000	677
Alibaba Group Holding, Ltd., 3.400%, 12/6/27	663,000	629
Alibaba Group Holding, Ltd., 4.000%, 12/6/37	648,000	619
Alibaba Group Holding, Ltd., 4.200%, 12/6/47	726,000	695
Alibaba Group Holding, Ltd., 4.400%, 12/6/57	1,082,000	1,029
Amazon.com, Inc., 3.150%, 8/22/27 144A	2,110,000	2,034
Amazon.com, Inc., 3.800%, 12/5/24	1,034,000	1,060
Amazon.com, Inc., 3.875%, 8/22/37 144A	1,831,000	1,818
Amazon.com, Inc., 4.050%, 8/22/47 144A	1,540,000	1,529
Amazon.com, Inc., 4.250%, 8/22/57 144A	625,000	622
AT&T, Inc., 3.400%, 5/15/25	6,691,000	6,444
AT&T, Inc., 3.900%, 8/14/27	1,232,000	1,240
AT&T, Inc., 4.450%, 4/1/24	1,427,000	1,472
AT&T, Inc., 4.900%, 8/14/37	666,000	671
AT&T, Inc., 5.150%, 2/14/50	1,068,000	1,077
AT&T, Inc., 5.250%, 3/1/37	4,874,000	5,149
AT&T, Inc., 5.450%, 3/1/47	2,716,000	2,878
CBS Corp., 2.500%, 2/15/23	3,560,000	3,382
CBS Corp., 3.375%, 2/15/28	1,785,000	1,658
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.750%, 2/15/28	1,123,000	1,031
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.200%, 3/15/28	1,747,000	1,671
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	1,060,000	1,083
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 5.375%, 5/1/47	1,058,000	1,022
Discovery Communications LLC, 3.950%, 3/20/28	1,174,000	1,126
Discovery Communications LLC, 4.875%, 4/1/43	1,260,000	1,200
Nokia OYJ, 3.375%, 6/12/22	3,027,000	2,917
Nokia OYJ, 4.375%, 6/12/27	640,000	601
Telefonica Emisiones SAU, 4.665%, 3/6/38	1,170,000	1,182
Telefonica Emisiones SAU, 5.213%, 3/8/47	1,600,000	1,697
Time Warner Cable, Inc., 6.550%, 5/1/37	770,000	865
Time Warner, Inc., 3.800%, 2/15/27	1,560,000	1,507
Time Warner, Inc., 4.850%, 7/15/45	1,510,000	1,541

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Communications continued
Verizon Communications, Inc., 4.125%, 8/15/46	4,366,000	3,922
Verizon Communications, Inc., 4.272%, 1/15/36	1,030,000	985
Verizon Communications, Inc., 4.400%, 11/1/34	3,904,000	3,851
Verizon Communications, Inc., 5.500%, 3/16/47	2,348,000	2,597
Viacom, Inc., 4.375%, 3/15/43	930,000	832

Total		65,234

Consumer, Cyclical (1.2%)
Alimentation Couche-Tard, Inc., 2.700%, 7/26/22 144A	3,670,000	3,557
Alimentation Couche-Tard, Inc., 3.550%, 7/26/27 144A	2,220,000	2,131
Costco Wholesale Corp., 2.300%, 5/18/22	1,350,000	1,316
Costco Wholesale Corp., 2.750%, 5/18/24	2,390,000	2,330
Costco Wholesale Corp., 3.000%, 5/18/27	3,769,000	3,641
Dollar General Corp., 4.125%, 5/1/28	1,950,000	1,966
Ford Motor Co., 5.291%, 12/8/46	3,628,000	3,542
Ford Motor Credit Co. LLC, 3.339%, 3/28/22	1,824,000	1,794
Ford Motor Credit Co. LLC, 3.815%, 11/2/27	3,599,000	3,381
General Motors Co., 5.150%, 4/1/38	2,195,000	2,185
General Motors Financial Co., Inc., 3.500%, 11/7/24	2,926,000	2,824
General Motors Financial Co., Inc., 4.350%, 1/17/27	1,061,000	1,053
Lennar Corp., 4.750%, 11/29/27 144A	2,790,000	2,671
McDonald’s Corp., 3.800%, 4/1/28	2,387,000	2,416
McDonald’s Corp., 4.450%, 3/1/47	1,518,000	1,567

Total		36,374

Consumer, Non-cyclical (3.8%)
Abbott Laboratories, 3.750%, 11/30/26	4,645,000	4,617
Abbott Laboratories, 4.900%, 11/30/46	720,000	788
AbbVie, Inc., 2.500%, 5/14/20	4,165,000	4,111
AbbVie, Inc., 3.200%, 5/14/26	2,100,000	1,998
AbbVie, Inc., 4.450%, 5/14/46	978,000	971
AbbVie, Inc., 4.500%, 5/14/35	1,020,000	1,043
Anheuser-Busch InBev Finance, Inc., 2.650%, 2/1/21	4,834,000	4,795
Anheuser-Busch InBev Worldwide, Inc., 3.500%, 1/12/24	1,950,000	1,963
Anheuser-Busch InBev Worldwide, Inc., 4.000%, 4/13/28	2,816,000	2,849
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/38	1,874,000	1,909
Anheuser-Busch InBev Worldwide, Inc., 4.600%, 4/15/48	1,333,000	1,376
Anheuser-Busch InBev Worldwide, Inc., 4.750%, 4/15/58	1,689,000	1,726
Anthem, Inc., 2.500%, 11/21/20	2,341,000	2,301
Anthem, Inc., 2.950%, 12/1/22	2,340,000	2,281
Anthem, Inc., 3.350%, 12/1/24	1,175,000	1,140
BAT Capital Corp., 2.297%, 8/14/20 144A	1,645,000	1,613
BAT Capital Corp., 2.764%, 8/15/22 144A	3,284,000	3,175
BAT Capital Corp., 3.222%, 8/15/24 144A	2,207,000	2,127

Select Bond Portfolio

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Consumer, Non-cyclical continued
BAT Capital Corp., 3.557%, 8/15/27 144A	1,666,000	1,593
Becton Dickinson and Co., 2.404%, 6/5/20	3,600,000	3,531
Becton Dickinson and Co., 2.894%, 6/6/22	3,015,000	2,924
Becton Dickinson and Co., 3.700%, 6/6/27	2,420,000	2,335
Becton Dickinson and Co., 4.685%, 12/15/44	2,035,000	2,045
Campbell Soup Co., 4.150%, 3/15/28	1,843,000	1,823
Celgene Corp., 2.750%, 2/15/23	3,898,000	3,740
Celgene Corp., 2.875%, 2/19/21	1,065,000	1,058
Celgene Corp., 3.250%, 2/20/23	1,088,000	1,067
Celgene Corp., 4.350%, 11/15/47	1,740,000	1,646
Celgene Corp., 4.550%, 2/20/48	745,000	729
Church & Dwight Co., Inc., 2.450%, 8/1/22	835,000	809
Church & Dwight Co., Inc., 3.150%, 8/1/27	1,351,000	1,276
Church & Dwight Co., Inc., 3.950%, 8/1/47	835,000	780
Constellation Brands, Inc., 3.200%, 2/15/23	2,329,000	2,284
Constellation Brands, Inc., 3.600%, 2/15/28	3,586,000	3,457
CVS Health Corp., 3.350%, 3/9/21	3,034,000	3,050
CVS Health Corp., 4.100%, 3/25/25	3,034,000	3,053
CVS Health Corp., 4.300%, 3/25/28	4,226,000	4,252
CVS Health Corp., 4.780%, 3/25/38	1,950,000	1,973
CVS Health Corp., 5.050%, 3/25/48	758,000	796
ERAC USA Finance LLC, 4.500%, 2/15/45 144A	520,000	513
Gilead Sciences, Inc., 2.950%, 3/1/27	540,000	511
Gilead Sciences, Inc., 4.150%, 3/1/47	1,592,000	1,556
Johnson & Johnson, 2.625%, 1/15/25	1,135,000	1,095
Johnson & Johnson, 2.900%, 1/15/28	4,090,000	3,928
Johnson & Johnson, 3.400%, 1/15/38	1,420,000	1,363
Johnson & Johnson, 3.500%, 1/15/48	1,255,000	1,194
Kraft Heinz Foods Co., 2.800%, 7/2/20	3,241,000	3,218
Kraft Heinz Foods Co., 4.375%, 6/1/46	4,025,000	3,667
Kraft Heinz Foods Co., 5.200%, 7/15/45	477,000	484
Reynolds American, Inc., 5.850%, 8/15/45	3,026,000	3,534
Shire Acquisitions Investments Ireland Designated Activity Co., 3.200%, 9/23/26	1,775,000	1,654
Stryker Corp., 3.650%, 3/7/28	4,425,000	4,436
Thermo Fisher Scientific, Inc., 2.950%, 9/19/26	1,555,000	1,451
Thermo Fisher Scientific, Inc., 3.200%, 8/15/27	2,950,000	2,790

Total		116,398

Energy (2.5%)
Anadarko Petroleum Corp., 4.500%, 7/15/44	924,000	885
Anadarko Petroleum Corp., 4.850%, 3/15/21	1,232,000	1,281
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 3.500%, 12/1/22	1,249,000	1,227
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.200%, 12/1/47	1,120,000	1,101
Cenovus Energy, Inc., 5.400%, 6/15/47	879,000	883
Chevron Corp., 2.954%, 5/16/26	1,026,000	986
Cimarex Energy Co., 4.375%, 6/1/24	3,416,000	3,514
Concho Resources, Inc., 3.750%, 10/1/27	1,881,000	1,838
Concho Resources, Inc., 4.875%, 10/1/47	1,075,000	1,140
Enbridge Energy Partners LP, 7.375%, 10/15/45	615,000	793
Enbridge, Inc., 2.900%, 7/15/22	2,598,000	2,520
Encana Corp., 6.500%, 2/1/38	1,690,000	2,039
Energy Transfer Partners LP, 2.500%, 6/15/18	2,160,000	2,160
Energy Transfer Partners LP, 6.125%, 12/15/45	1,897,000	1,966

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Enterprise Products Operating LLC, 4.250%, 2/15/48	2,870,000	2,792
Enterprise Products Operating LLC, 4.850%, 3/15/44	538,000	563
Hess Corp., 5.600%, 2/15/41	663,000	676
Kinder Morgan Energy Partners LP, 5.400%, 9/1/44	1,150,000	1,163
Kinder Morgan, Inc., 3.150%, 1/15/23	4,151,000	4,040
Kinder Morgan, Inc., 5.000%, 2/15/21 144A	3,357,000	3,486
Kinder Morgan, Inc., 5.550%, 6/1/45	1,435,000	1,507
Marathon Petroleum Corp., 4.750%, 9/15/44	445,000	447
Marathon Petroleum Corp., 5.000%, 9/15/54	752,000	730
Occidental Petroleum Corp., 4.200%, 3/15/48	1,600,000	1,609
Petroleos Mexicanos, 2.460%, 12/15/25	5,135,200	5,076
Petroleos Mexicanos, 5.350%, 2/12/28 144A	3,710,000	3,636
Petroleos Mexicanos, 6.350%, 2/12/48 144A	1,060,000	1,024
Petroleos Mexicanos, 6.500%, 3/13/27	1,770,000	1,890
Petroleos Mexicanos, 6.750%, 9/21/47	1,235,000	1,250
Plains All American Pipeline LP, 4.500%, 12/15/26	515,000	511
Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	2,489,000	2,584
Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	1,130,000	1,234
Schlumberger Finance Canada, Ltd., 2.650%, 11/20/22 144A	4,297,000	4,197
Schlumberger Holdings Corp., 4.000%, 12/21/25 144A	4,271,000	4,341
Shell International Finance BV, 4.000%, 5/10/46	840,000	844
Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/1/26	1,085,000	1,334
Valero Energy Corp., 4.900%, 3/15/45	641,000	677
Western Gas Partners LP, 5.300%, 3/1/48	3,089,000	3,054
Western Gas Partners LP, 5.450%, 4/1/44	485,000	489
Williams Partners LP, 3.750%, 6/15/27	1,543,000	1,474
Williams Partners LP, 4.850%, 3/1/48	2,383,000	2,355

Total		75,316

Financial (8.1%)
AerCap Ireland Capital Designated Activity Co. / AerCap Global Aviation Trust, 3.500%, 1/15/25	3,360,000	3,238
Air Lease Corp., 3.625%, 4/1/27	2,445,000	2,330
Air Lease Corp., 3.625%, 12/1/27	1,715,000	1,625
American International Group, Inc., 4.375%, 1/15/55	820,000	758
American International Group, Inc., 6.250%, 5/1/36	1,675,000	1,992
American Tower Corp., 3.600%, 1/15/28	3,186,000	3,023
Banco Santander SA, 3.125%, 2/23/23	2,600,000	2,519
Banco Santander SA, 3.500%, 4/11/22	1,400,000	1,393
Banco Santander SA, 3.800%, 2/23/28	400,000	386
Bank of America Corp., 2.738%, (3 Month LIBOR plus 0.37%), 1/23/22	3,190,000	3,145
Bank of America Corp., 3.300%, 1/11/23	7,542,000	7,522
Bank of America Corp., 3.366%, (3 Month LIBOR plus 0.81%), 1/23/26	2,717,000	2,642
Bank of America Corp., 3.550%, (3 Month LIBOR plus 0.78%), 3/5/24	8,480,000	8,503
Bank of America Corp., 3.593%, (3 Month LIBOR plus 1.37%), 7/21/28	3,440,000	3,339
Bank of America Corp., 3.970%, (3 Month LIBOR plus 1.07%), 3/5/29	1,336,000	1,338

Select Bond Portfolio

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Financial continued
Bank of America Corp., 4.000%, 4/1/24	2,693,000	2,751
Bank of America Corp., 4.244%, (3 Month LIBOR plus 1.81%), 4/24/38	2,359,000	2,405
Bank of America Corp., 4.450%, 3/3/26	1,680,000	1,715
The Bank of New York Mellon Corp., 3.250%, 5/16/27	3,449,000	3,328
BNP Paribas SA, 3.375%, 1/9/25 144A	1,972,000	1,906
BNP Paribas SA, 3.500%, 3/1/23 144A	5,129,000	5,094
Boston Properties LP, 3.200%, 1/15/25	2,819,000	2,720
Brandywine Operating Partnership LP, 3.950%, 2/15/23	585,000	590
Brandywine Operating Partnership LP, 3.950%, 11/15/27	1,949,000	1,889
Brighthouse Financial, Inc., 3.700%, 6/22/27 144A	2,950,000	2,735
Capital One Financial Corp., 2.400%, 10/30/20	2,060,000	2,019
Capital One Financial Corp., 3.200%, 1/30/23	2,579,000	2,516
Capital One Financial Corp., 3.800%, 1/31/28	1,550,000	1,500
Capital One Financial Corp., 4.200%, 10/29/25	756,000	749
Capital One NA, 2.650%, 8/8/22	1,950,000	1,875
Citigroup, Inc., 2.700%, 10/27/22	6,263,000	6,057
Citigroup, Inc., 3.142%, (3 Month LIBOR plus 0.72%), 1/24/23	5,840,000	5,768
Citigroup, Inc., 3.878%, (3 Month LIBOR plus 1.17%), 1/24/39	772,000	743
Citigroup, Inc., 4.125%, 7/25/28	1,920,000	1,896
Citigroup, Inc., 4.450%, 9/29/27	4,010,000	4,055
Citizens Bank, NA, 3.700%, 3/29/23	2,625,000	2,635
Commonwealth Bank of Australia, 3.450%, 3/16/23 144A	3,795,000	3,795
Commonwealth Bank of Australia, 3.900%, 3/16/28 144A	3,255,000	3,278
Credit Suisse Group Funding Guernsey, Ltd., 3.800%, 6/9/23	1,105,000	1,107
Credit Suisse Group Funding, Ltd., 3.800%, 9/15/22	2,300,000	2,315
Credit Suisse Group Funding, Ltd., 4.550%, 4/17/26	2,755,000	2,813
DDR Corp., 4.250%, 2/1/26	770,000	765
DDR Corp., 4.625%, 7/15/22	3,037,000	3,147
DNB Bank ASA, 2.125%, 10/2/20 144A	5,500,000	5,381
The Goldman Sachs Group, Inc., 2.750%, 9/15/20	2,605,000	2,578
The Goldman Sachs Group, Inc., 3.200%, 2/23/23	2,506,000	2,469
The Goldman Sachs Group, Inc., 3.500%, 11/16/26	1,565,000	1,507
The Goldman Sachs Group, Inc., 6.750%, 10/1/37	1,602,000	2,004
HSBC Holdings PLC, 2.650%, 1/5/22	4,204,000	4,086
Intesa Sanpaolo SpA, 3.125%, 7/14/22 144A	2,135,000	2,063
Intesa Sanpaolo SpA, 3.375%, 1/12/23 144A	1,220,000	1,191
Intesa Sanpaolo SpA, 3.875%, 7/14/27 144A	3,205,000	3,026
Intesa Sanpaolo SpA, 3.875%, 1/12/28 144A	1,668,000	1,572
Intesa Sanpaolo SpA, 4.375%, 1/12/48 144A	1,500,000	1,392
JPMorgan Chase & Co., 2.295%, 8/15/21	2,246,000	2,183
JPMorgan Chase & Co., 2.950%, 10/1/26	5,947,000	5,591
JPMorgan Chase & Co., 3.882%, (3 Month LIBOR plus 1.36%), 7/24/38	4,230,000	4,104
JPMorgan Chase & Co., 4.260%, (3 Month LIBOR plus 1.58%), 2/22/48	1,106,000	1,111
Lazard Group LLC, 3.750%, 2/13/25	533,000	524
Lloyds Banking Group PLC, 4.344%, 1/9/48	1,840,000	1,712
Lloyds Banking Group PLC, 4.375%, 3/22/28	6,369,000	6,428

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Financial continued
Markel Corp., 3.500%, 11/1/27	1,470,000	1,402
Mid-America Apartments LP, 3.600%, 6/1/27	1,075,000	1,040
Mid-America Apartments LP, 3.750%, 6/15/24	2,680,000	2,659
Mid-America Apartments LP, 4.000%, 11/15/25	1,380,000	1,384
Mid-America Apartments LP, 4.300%, 10/15/23	1,155,000	1,197
Morgan Stanley, 2.625%, 11/17/21	5,674,000	5,538
Morgan Stanley, 2.750%, 5/19/22	7,180,000	7,000
Morgan Stanley, 3.125%, 1/23/23	427,000	421
Morgan Stanley, 3.625%, 1/20/27	3,582,000	3,504
Morgan Stanley, 3.971%, (3 Month LIBOR plus 1.46%), 7/22/38	1,581,000	1,542
PNC Bank NA, 2.500%, 1/22/21	3,345,000	3,296
PNC Bank NA, 3.250%, 1/22/28	3,800,000	3,653
The Progressive Corp., 4.200%, 3/15/48	1,085,000	1,109
Prudential Financial, Inc., 3.878%, 3/27/28	3,135,000	3,175
Prudential Financial, Inc., 4.418%, 3/27/48	955,000	982
Public Storage, 2.370%, 9/15/22	2,979,000	2,868
Public Storage, 3.094%, 9/15/27	2,377,000	2,281
Realty Income Corp., 3.875%, 4/15/25	2,058,000	2,050
Regency Centers, LP, 3.600%, 2/1/27	1,099,000	1,053
Regency Centers, LP, 4.125%, 3/15/28	1,288,000	1,291
Santander Holdings USA, Inc., 3.400%, 1/18/23	2,676,000	2,615
Santander Holdings USA, Inc., 4.400%, 7/13/27	1,559,000	1,550
Store Capital Corp., 4.500%, 3/15/28	4,281,000	4,249
Synchrony Financial, 3.950%, 12/1/27	4,333,000	4,095
Tanger Properties LP, 3.750%, 12/1/24	1,330,000	1,305
Tanger Properties LP, 3.875%, 12/1/23	1,440,000	1,430
UBS Group Funding AG, 3.491%, 5/23/23 144A	3,610,000	3,565
UBS Group Funding Jersey, Ltd., 2.650%, 2/1/22 144A	5,000,000	4,846
Washington Prime Group LP, 5.950%, 8/15/24	1,040,000	991
WEA Finance LLC, 3.150%, 4/5/22 144A	2,915,000	2,882
Westpac Banking Corp., 2.650%, 1/25/21	2,570,000	2,541
XLIT, Ltd., 5.250%, 12/15/43	1,180,000	1,324
XLIT, Ltd., 5.500%, 3/31/45	867,000	949
XLIT, Ltd., 6.250%, 5/15/27	1,229,000	1,413

Total		246,041

Industrial (1.4%)
The Boeing Co., 3.250%, 3/1/28	1,645,000	1,625
The Boeing Co., 3.550%, 3/1/38	880,000	854
The Boeing Co., 3.625%, 3/1/48	705,000	677
Burlington Northern Santa Fe LLC, 4.050%, 6/15/48	2,695,000	2,707
FedEx Corp., 4.400%, 1/15/47	658,000	649
FedEx Corp., 4.550%, 4/1/46	1,775,000	1,787
General Electric Co., 5.875%, 1/14/38	970,000	1,127
John Deere Capital Corp., 2.650%, 6/24/24	2,575,000	2,469
John Deere Capital Corp., 2.800%, 9/8/27	1,295,000	1,219
Mexico City Airport Trust, 5.500%, 7/31/47 144A	1,880,000	1,716
Northrop Grumman Corp., 2.080%, 10/15/20	3,555,000	3,478
Northrop Grumman Corp., 2.550%, 10/15/22	3,543,000	3,432
Northrop Grumman Corp., 3.200%, 2/1/27	3,680,000	3,537
Northrop Grumman Corp., 3.250%, 8/1/23	3,270,000	3,247
Northrop Grumman Corp., 3.250%, 1/15/28	3,962,000	3,779
Northrop Grumman Corp., 4.030%, 10/15/47	2,380,000	2,281

Select Bond Portfolio

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Industrial continued
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.400%, 11/15/26 144A	1,025,000	976
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.950%, 3/10/25 144A	2,859,000	2,864
Valmont Industries, Inc., 5.250%, 10/1/54	1,560,000	1,556
Vulcan Materials Co., 4.500%, 6/15/47	1,205,000	1,139

Total		41,119

Technology (1.1%)
Analog Devices, Inc., 2.500%, 12/5/21	2,275,000	2,215
Analog Devices, Inc., 3.125%, 12/5/23	852,000	834
Apple, Inc., 2.850%, 5/11/24	2,087,000	2,033
Apple, Inc., 3.200%, 5/11/27	3,020,000	2,949
Apple, Inc., 3.750%, 11/13/47	1,650,000	1,590
Apple, Inc., 4.375%, 5/13/45	1,020,000	1,074
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.500%, 1/15/28	2,637,000	2,477
Dell International LLC / EMC Corp., 6.020%, 6/15/26 144A	515,000	554
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 8.350%, 7/15/46 144A	786,000	997
Hewlett Packard Enterprise Co., 6.350%, 10/15/45	1,629,000	1,738
Microsoft Corp., 2.000%, 8/8/23	2,725,000	2,583
Microsoft Corp., 2.400%, 8/8/26	1,084,000	1,009
Microsoft Corp., 4.100%, 2/6/37	1,799,000	1,899
Oracle Corp., 2.625%, 2/15/23	3,634,000	3,551
Oracle Corp., 2.950%, 11/15/24	2,407,000	2,341
Oracle Corp., 3.250%, 11/15/27	2,182,000	2,127
Oracle Corp., 3.800%, 11/15/37	2,458,000	2,427
Oracle Corp., 4.000%, 11/15/47	2,142,000	2,114

Total		34,512

Utilities (1.7%)
Alabama Power Co., 3.700%, 12/1/47	1,176,000	1,126
Appalachian Power Co., 3.300%, 6/1/27	1,690,000	1,637
Baltimore Gas & Electric Co., 3.750%, 8/15/47	1,044,000	1,003
Berkshire Hathaway Energy Co., 3.250%, 4/15/28 144A	1,238,000	1,194
The Brooklyn Union Gas Co., 4.273%, 3/15/48 144A	1,625,000	1,680
Commonwealth Edison Co., 2.950%, 8/15/27	812,000	775
Commonwealth Edison Co., 3.750%, 8/15/47	695,000	665
Commonwealth Edison Co., 4.000%, 3/1/48	1,062,000	1,065
The Connecticut Light & Power Co., 4.000%, 4/1/48	1,733,000	1,769
Dominion Resources, Inc., 1.600%, 8/15/19	2,070,000	2,034
Dominion Resources, Inc., 2.000%, 8/15/21	1,555,000	1,485
Duke Energy Carolinas LLC, 2.500%, 3/15/23	1,745,000	1,696
Duke Energy Corp., 1.800%, 9/1/21	2,380,000	2,265
Duke Energy Corp., 3.150%, 8/15/27	518,000	487
Duquesne Light Holdings, Inc., 3.616%, 8/1/27 144A	3,005,000	2,886
Electricite de France SA, 6.000%, 1/22/14 144A	1,978,000	2,117
Entergy Louisiana LLC, 4.000%, 3/15/33	2,112,000	2,152
FirstEnergy Corp., 3.900%, 7/15/27	1,123,000	1,102
Florida Power & Light Co., 3.950%, 3/1/48	2,004,000	2,030
Georgia Power Co., 4.300%, 3/15/42	530,000	539

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
Indiana Michigan Power Co., 4.550%, 3/15/46	1,105,000	1,171
IPALCO Enterprises, Inc., 3.700%, 9/1/24	2,635,000	2,579
ITC Holdings Corp., 3.350%, 11/15/27 144A	1,540,000	1,470
Northern States Power Co., 3.600%, 9/15/47	1,444,000	1,375
Pacific Gas & Electric Co., 3.300%, 12/1/27 144A	2,862,000	2,706
Pacific Gas & Electric Co., 3.950%, 12/1/47 144A	395,000	365
PECO Energy Co., 3.150%, 10/15/25	2,775,000	2,729
Sempra Energy, 2.900%, 2/1/23	1,113,000	1,088
Sempra Energy, 4.000%, 2/1/48	2,459,000	2,286
South Carolina Electric & Gas Co., 5.100%, 6/1/65	377,000	401
Southern California Edison Co., 4.125%, 3/1/48	813,000	829
The Southern Co., 3.250%, 7/1/26	723,000	687
Southern Co. Gas Capital Corp., 2.450%, 10/1/23	1,585,000	1,504
Southwestern Electric Power Co., 2.750%, 10/1/26	515,000	481
Southwestern Electric Power Co., 3.850%, 2/1/48	1,340,000	1,270
Southwestern Electric Power Co., 3.900%, 4/1/45	735,000	705
Southwestern Public Service Co., 3.700%, 8/15/47	1,559,000	1,495

Total		52,848

Total Corporate Bonds
(Cost: $697,117)		685,448

Governments (36.3%)

Governments (36.3%)
Abu Dhabi Government, 4.125%, 10/11/47 144A	860,000	805
Chile Government International Bond, 3.240%, 2/6/28	5,255,000	5,152
Export-Import Bank of Korea, 2.500%, 11/1/20	1,940,000	1,907
Export-Import Bank of Korea, 3.000%, 11/1/22	4,113,000	4,025
Indonesia Government International Bond, 2.950%, 1/11/23	4,945,000	4,772
Indonesia Government International Bond, 3.500%, 1/11/28	815,000	780
Israel Government International Bond, 4.125%, 1/17/48	2,755,000	2,645
Japan Bank for International Cooperation, 2.250%, 2/24/20	4,658,000	4,618
Paraguay Government International Bond, 5.600%, 3/13/48 144A	785,000	799
Republic of Indonesia, 4.750%, 1/8/26 144A	1,520,000	1,588
Republic of Paraguay, 6.100%, 8/11/44 144A	800,000	860
Saudi Government International Bond, 2.875%, 3/4/23 144A	2,860,000	2,752
Saudi Government International Bond, 3.625%, 3/4/28 144A	587,000	557
Saudi Government International Bond, 4.625%, 10/4/47 144A	615,000	587
United Mexican States, 3.750%, 1/11/28	1,857,000	1,796
United Mexican States, 4.600%, 2/10/48	3,949,000	3,746
United Mexican States, 5.750%, 10/12/2110	1,116,000	1,135
US Treasury, 1.125%, 2/28/21	50,230,000	48,432
US Treasury, 1.125%, 7/31/21	36,287,000	34,750
US Treasury, 1.250%, 4/30/19	16,392,000	16,232
US Treasury, 1.250%, 8/31/19	3,319,000	3,274
US Treasury, 1.375%, 7/31/19	15,052,000	14,887

Select Bond Portfolio

Governments (36.3%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury, 1.375%, 9/30/19	15,928,000	15,723
US Treasury, 1.375%, 2/15/20	8,206,000	8,068
US Treasury, 1.375%, 8/31/20	6,569,000	6,418
US Treasury, 1.375%, 9/30/20	11,704,000	11,423
US Treasury, 1.500%, 5/31/20	34,382,000	33,778
US Treasury, 1.500%, 7/15/20	8,164,000	8,011
US Treasury, 1.500%, 8/15/20	14,227,000	13,952
US Treasury, 1.500%, 8/15/26	60,058,000	54,476
US Treasury, 1.625%, 7/31/20	19,456,000	19,141
US Treasury, 1.625%, 10/15/20	29,726,000	29,186
US Treasury, 1.625%, 8/31/22	32,067,000	30,844
US Treasury, 1.750%, 11/30/19	7,229,000	7,169
US Treasury, 1.750%, 11/15/20	33,103,000	32,582
US Treasury, 1.750%, 12/31/20	5,464,000	5,372
US Treasury, 1.875%, 12/31/19	8,925,000	8,865
US Treasury, 1.875%, 12/15/20	5,965,000	5,888
US Treasury, 1.875%, 1/31/22	12,829,000	12,535
US Treasury, 1.875%, 3/31/22(b)	29,714,000	28,995
US Treasury, 1.875%, 4/30/22	12,220,000	11,915
US Treasury, 1.875%, 7/31/22	25,024,000	24,346
US Treasury, 2.000%, 1/31/20	11,505,000	11,449
US Treasury, 2.000%, 10/31/21	26,150,000	25,724
US Treasury, 2.000%, 12/31/21	44,186,000	43,394
US Treasury, 2.000%, 10/31/22	22,081,000	21,557
US Treasury, 2.000%, 11/30/22	2,791,000	2,723
US Treasury, 2.000%, 11/15/26	34,766,000	32,766
US Treasury, 2.125%, 12/31/22	9,319,000	9,136
US Treasury, 2.250%, 2/15/21	41,856,000	41,689
US Treasury, 2.250%, 12/31/24	5,081,000	4,943
US Treasury, 2.250%, 2/15/27	61,931,000	59,482
US Treasury, 2.250%, 8/15/27	33,304,000	31,909
US Treasury, 2.250%, 11/15/27	47,852,000	45,802
US Treasury, 2.375%, 3/15/21	18,715,000	18,704
US Treasury, 2.500%, 2/15/46	19,549,000	17,753
US Treasury, 2.500%, 5/15/46	21,517,000	19,524
US Treasury, 2.500%, 3/31/23	10,555,000	10,519
US Treasury, 2.625%, 2/28/23	33,107,000	33,196
US Treasury, 2.750%, 8/15/47	29,259,000	27,903
US Treasury, 2.750%, 11/15/47	33,537,000	31,990
US Treasury, 2.750%, 2/28/25	2,447,000	2,456
US Treasury, 2.750%, 2/15/28	26,522,000	26,515
US Treasury, 2.875%, 11/15/46	4,658,000	4,558
US Treasury, 3.000%, 11/15/45	24,338,000	24,423
US Treasury, 3.000%, 2/15/47	16,572,000	16,624
US Treasury, 3.000%, 2/15/48	13,996,000	14,045

Total Governments
(Cost: $1,125,188)		1,103,570

Municipal Bonds (0.6%)

Municipal Bonds (0.6%)
County of Clark Department of Aviation, 6.820%, 7/1/45 RB	1,780,000	2,637

Municipal Bonds (0.6%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Los Angeles Community College District, Series 2010-E, 6.750%, 8/1/49 GO	2,600,000	3,852
North Texas Tollway Authority, Series 2009-B, 6.718%, 1/1/49 RB	2,425,000	3,558
The Ohio State University, 4.800%, 6/1/11 RB	1,070,000	1,169
Port Authority of New York & New Jersey, 4.458%, 10/1/62 RB	3,540,000	3,874
State of California, Series 2010, 7.600%, 11/1/40 GO	1,565,000	2,421

Total Municipal Bonds
(Cost: $17,001)		17,511

Structured Products (46.4%)

Asset Backed Securities (11.3%)
Ally Auto Receivables Trust, Series 2015-1, Class A4, 1.750%, 5/15/20	1,409,000	1,402
Ally Auto Receivables Trust, Series 2018-1, Class A4, 2.530%, 2/15/23	1,300,000	1,290
Ally Master Owner Trust, Series 2017-1, Class A, 2.177%, (ICE LIBOR USD 1 Month plus 0.40%), 2/15/21	1,729,000	1,731
California Republic Auto Receivables Trust, Series 2016-1, Class A4, 2.240%, 10/15/21	2,142,000	2,126
Capital Auto Receivables Asset Trust, Series 2015-3, Class A4, 2.130%, 5/20/20	250,000	249
Capital Auto Receivables Asset Trust, Series 2015-4, Class A4, 2.010%, 7/20/20	2,266,000	2,257
Capital Auto Receivables Asset Trust, Series 2016-1, Class A4, 1.980%, 10/20/20	1,690,000	1,681
Capital Auto Receivables Asset Trust, Series 2016-3, Class A4, 1.690%, 3/20/21	1,365,000	1,347
Capital Auto Receivables Asset Trust, Series 2018-1, Class A4, 2.930%, 6/20/22 144A	3,655,000	3,656
Citibank Credit Card Issuance Trust, Series 2018-A2, Class A2, 2.152%, (1 Month LIBOR plus 0.33%), 1/21/25	8,336,000	8,336
College Ave Student Loans, Series 2017-A, Class A1, 3.522%, (ICE LIBOR USD 1 Month plus 1.65%), 11/26/46 144A	2,399,599	2,457
Ford Credit Auto Owner Trust, Series 2015-A, Class A4, 1.640%, 6/15/20	1,504,000	1,497
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/31 144A	4,465,000	4,450
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 2.730%, 3/25/21 144A	5,476,000	5,434
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 2.670%, 9/25/21 144A	5,403,000	5,329
Hertz Vehicle Financing LLC, Serices 2015-2A, Class A, 3.290%, 2/25/24 144A	2,333,000	2,308
Hertz Vehicle Financing LLC, Series 2016-2A, Class A, 2.950%, 3/25/22 144A	2,035,000	2,015
Hertz Vehicle Financing LLC, Series 2016-3A, Class A, 2.270%, 7/25/20 144A	3,577,000	3,546
Hertz Vehicle Financing LLC, Series 2016-3A, Class B, 3.110%, 7/25/20 144A	1,173,000	1,170

Select Bond Portfolio

Structured Products (46.4%)	Shares/ $ Par	Value $ (000’s)

Asset Backed Securities continued
Hertz Vehicle Financing LLC, Series 2016-4, Class A, 2.650%, 7/25/22 144A	3,698,000	3,613
Hertz Vehicle Financing LLC, Series 2017-2A, Class A, 3.290%, 10/25/23 144A	3,012,000	2,985
Naviant Student Loan Trust, Series 2016-1A, Class A, 2.572%, (ICE LIBOR USD 1 Month plus 0.70%), 2/25/70 144A	11,383,357	11,418
Navient Private Education Loan Trust, Series 2014-AA, Class A3, 3.377%, (ICE LIBOR USD 1 Month plus 1.60%), 10/15/31 144A	3,434,000	3,548
Navient Private Education Loan Trust, Series 2014-CTA, Class A, 2.477%, (ICE LIBOR USD 1 Month plus 0.70%), 9/16/24 144A	1,459,754	1,463
Navient Private Education Loan Trust, Series 2015-CA, Class B, 3.250%, 5/15/40 144A	2,181,000	2,184
Navient Private Education Refi Loan Trust, Series 2018-A, Class A2, 3.190%, 2/18/42 144A	1,163,000	1,160
Navient Student Loan Trust 2015, Series 1, Class A2, 2.472%, (1 Month LIBOR plus 0.60%), 4/25/40	721,000	723
Navient Student Loan Trust, Series 2014-1, Class A3, 2.382%, (ICE LIBOR USD 1 Month plus 0.51%), 6/25/31	2,840,000	2,832
Navient Student Loan Trust, Series 2016-AA, Class A2A, 3.910%, 12/15/45 144A	6,653,822	6,764
Navient Student Loan Trust, Series 2016-AA, Class A2B, 3.927%, (ICE LIBOR USD 1 Month plus 2.15%), 12/15/45 144A	1,962,048	2,056
Navient Student Loan Trust, Series 2017-2A, Class A, 2.922%, (ICE LIBOR USD 1 Month plus 1.05%), 12/27/66 144A	4,389,504	4,449
Navient Student Loan Trust, Series 2017-A, Class A2B, 2.677%, (1 Month LIBOR plus 0.90%), 12/16/58 144A	3,441,000	3,479
Navient Student Loan Trust, Series 3A, Class A2, 2.722%, (1 Month LIBOR plus 0.85%), 6/25/65 144A	1,665,000	1,680
Nelnet Student Loan Trust, Series 2004-3, Class A5, 1.547%, (3 Month LIBOR plus 0.18%), 10/27/36	626,579	619
Nelnet Student Loan Trust, Series 2004-4, Class A5, 1.527%, (3 Month LIBOR plus 0.16%), 1/25/37	3,102,774	3,096
Nelnet Student Loan Trust, Series 2005-1, Class, A5, 1.477%, (3 Month LIBOR plus 0.11%), 10/25/33	9,582,690	9,440
Nelnet Student Loan Trust, Series 2005-2, Class A5, 2.308%, (3 Month LIBOR plus 0.10%), 3/23/37	3,326,528	3,278
Nelnet Student Loan Trust, Series 2005-3, Class A5, 1.443%, (3 Month LIBOR plus 0.12%), 12/24/35	8,810,457	8,678
Nelnet Student Loan Trust, Series 2005-4, Class A4, 1.503%, (3 Month LIBOR plus 0.18%), 3/22/32	1,731,000	1,705
Nelnet Student Loan Trust, Series 2006-2, Class A6, 1.487%, (3 Month LIBOR plus 0.12%), 4/25/31	7,268,000	7,321

Structured Products (46.4%)	Shares/ $ Par	Value $ (000’s)

Asset Backed Securities continued
Nelnet Student Loan Trust, Series 2010-4A, Series A, 2.128%, (1 Month LIBOR plus 0.80%), 4/25/46 144A	1,061,521	1,072
Nelnet Student Loan Trust, Series 2012-4A, Class A, 2.321%, (1 Month LIBOR plus 0.70%), 9/27/38 144A	9,654,473	9,723
Nelnet Student Loan Trust, Series 2016-1A, Class A, 2.128%, (ICE LIBOR USD 1 Month plus 0.80%), 9/25/65 144A	3,437,631	3,474
Nelnet Student Loan Trust, Series 2017-2A, Class A, 2.642%, (ICE LIBOR USD 1 Month plus 0.77%), 9/25/65 144A	5,375,238	5,372
Nelnet Student Loan Trust, Series 2017-3A, Class A, 2.722%, (1 Month LIBOR plus 0.85%), 2/25/66 144A	3,162,090	3,182
SLM Private Education Loan Trust, Series 2013-B, Class A2B, 2.877%, (ICE LIBOR USD 1 Month plus 1.10%), 6/17/30 144A	475,590	478
SLM Student Loan Trust, Series 2003-1, Class A5C, 2.875%, (3 Month LIBOR plus 0.75%), 12/15/32 144A	1,840,851	1,834
SLM Student Loan Trust, Series 2004-10, Class A7A, 2.117%, (3 Month LIBOR plus 0.75%), 10/25/29 144A	5,602,000	5,600
SLM Student Loan Trust, Series 2005-7, Class A4, 1.895%, (3 Month LIBOR plus 0.15%), 10/25/29	4,766,190	4,738
SLM Student Loan Trust, Series 2005-9, Class A7A, 2.341%, (3 Month LIBOR plus 0.60%), 1/25/41	1,435,000	1,437
SLM Student Loan Trust, Series 2006-1, Class A5, 1.855%, (3 Month LIBOR plus 0.11%), 7/26/21	5,341,356	5,263
SLM Student Loan Trust, Series 2006-3, Class A5, 1.467%, (3 Month LIBOR plus 0.10%), 1/25/21	4,714,134	4,665
SLM Student Loan Trust, Series 2007-1, Class A6, 1.885%, (3 Month LIBOR plus 0.14%), 1/27/42	2,342,000	2,264
SLM Student Loan Trust, Series 2007-2, Class A4, 1.427%, (3 Month LIBOR plus 0.06%), 7/25/22	6,060,000	5,896
SLM Student Loan Trust, Series 2012-1, Class A3, 2.822%, (ICE LIBOR USD 1 Month plus 0.95%), 9/25/28	8,583,700	8,627
SLM Student Loan Trust, Series 2012-2, Class A, 2.572%, (ICE LIBOR USD 1 Month plus 0.70%), 1/25/29	4,135,348	4,127
SLM Student Loan Trust, Series 2012-6, Class A3, 2.622%, (ICE LIBOR USD 1 Month plus 0.75%), 5/26/26	3,248,652	3,235
SLM Student Loan Trust, Series 2013-4, Class A, 2.422%, (1 Month LIBOR plus 0.55%), 6/25/43	1,412,860	1,415
SMB Private Education Loan Trust, Series 2015-A, Class A2A, 2.490%, 6/15/27 144A	1,279,595	1,264
SMB Private Education Loan Trust, Series 2015-A, Class A2B, 2.777%, (ICE LIBOR USD 1 Month plus 1.00%), 6/15/27 144A	3,456,473	3,487
SMB Private Education Loan Trust, Series 2015-B, Class A2A, 2.980%, 7/15/27 144A	1,434,629	1,427
SMB Private Education Loan Trust, Series 2015-B, Class A2B, 2.977%, (ICE LIBOR USD 1 Month plus 1.20%), 7/15/27 144A	4,741,890	4,791

Select Bond Portfolio

Structured Products (46.4%)	Shares/ $ Par	Value $ (000’s)

Asset Backed Securities continued
SMB Private Education Loan Trust, Series 2015-C, Class A2A, 2.750%, 7/15/27 144A	2,163,224	2,149
SMB Private Education Loan Trust, Series 2015-C, Class A2B, 3.177%, (ICE LIBOR USD 1 Month plus 1.40%), 7/15/27 144A	1,585,641	1,609
SMB Private Education Loan Trust, Series 2016-A, Class A2A, 2.700%, 5/15/31 144A	9,715,924	9,572
SMB Private Education Loan Trust, Series 2016-A, Class A2B, 3.277%, (ICE LIBOR USD 1 Month plus 1.50%), 5/15/31 144A	8,763,883	9,028
SMB Private Education Loan Trust, Series 2016-B, Class A2A, 2.430%, 2/17/32 144A	3,352,000	3,268
SMB Private Education Loan Trust, Series 2016-B, Class A2B, 3.227%, (ICE LIBOR USD 1 Month plus 1.45%), 2/17/32 144A	8,503,000	8,734
SMB Private Education Loan Trust, Series 2016-C, Class A2A, 2.340%, 9/15/34 144A	6,166,000	5,980
SMB Private Education Loan Trust, Series 2016-C, Class A2B, 2.877%, (ICE LIBOR USD 1 Month plus 1.10%), 9/15/34 144A	5,766,000	5,864
SMB Private Education Loan Trust, Series 2017-B, Class A2B, 2.527%, (1 Month LIBOR plus 0.75%), 10/15/35 144A	4,236,000	4,257
SMB Private Education Loan Trust, Series 2018-A, Class A2A, 3.500%, 2/15/36 144A(l)	9,175,000	9,173
SMB Private Education Loan Trust, Series 2018-A, Class A2B, 2.380%, (1 Month LIBOR plus 0.80%), 2/15/36 144A(l)	1,788,000	1,788
Social Professional Loan Program LLC, Series 2017-E, Class A1, 2.372%, (1 Month LIBOR plus 0.50%), 11/26/40 144A	1,448,170	1,453
Social Professional Loan Program LLC, Series 2017-E, Class A2B, 2.720%, 11/26/40 144A	5,282,000	5,190
SoFi Professional Loan Program 2018-A LLC, Series A, Class A2B, 2.950%, 2/25/42 144A	4,845,000	4,779
SoFi Professional Loan Program LLC, Series 2016-A, Class A2, 2.760%, 12/26/36 144A	2,395,051	2,374
SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 2.822%, (ICE LIBOR USD 1 Month plus 0.95%), 1/25/39 144A	651,095	658
SoFi Professional Loan Program LLC, Series 2017-B, Class A2F, 2.740%, 5/25/40 144A	2,108,000	2,084
SoFi Professional Loan Program LLC, Series 2017-C, Class A2B, 2.630%, 7/25/40 144A	3,127,000	3,069
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.840%, 1/25/41 144A	3,789,000	3,727
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX, 3.340%, 8/26/47 144A	4,753,000	4,774
SoFi Professional Loan Program, Series 2016-E, Class A1, 2.722%, (ICE LIBOR USD 1 Month plus 0.85%), 7/25/39 144A	1,605,591	1,620
SoFi Professional Loan Program, Series 2017-A, Class A1, 2.572%, (ICE LIBOR USD 1 Month plus 0.70%), 3/26/40 144A	1,511,297	1,524
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.370%, 3/15/23	1,621,000	1,609

Structured Products (46.4%)	Shares/ $ Par	Value $ (000’s)

Asset Backed Securities continued
Synchrony Credit Card Master Note Trust, Series 2016-2, Class A, 2.210%, 5/15/24	1,043,000	1,021
Synchrony Credit Card Master Note Trust, Series 2016-3, Class A, 1.580%, 9/15/22	6,523,000	6,422
Verizon Owner Trust, Series 2018-1A, Class A1A, 2.820%, 9/20/22 144A	2,558,000	2,558
World Financial Network Credit Card Master Trust, Series 2015-B, Class A, 2.550%, 6/17/24	246,000	244
World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/25	6,863,000	6,664
World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.720%, 8/15/23	2,591,000	2,548
World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.120%, 3/15/24	3,908,000	3,851
World Financial Network Credit Card Master Trust, Series 2017-C, Class A, 2.310%, 8/15/24	6,340,000	6,231
World Omni Auto Receivables Trust, Series 2014-B, Class A4, 1.680%, 12/15/20	1,162,000	1,156

Total		343,121

Mortgage Securities (35.1%)
Ally Auto Receivables Trust, Series 2016-1, Class A3, 1.840%, 6/15/20	1,153,000	1,147
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.837%, (CSTR), 2/14/43 IO	428,551	7
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class A, 2.720%, 11/20/22 144A	1,627,000	1,596
Benchmark Mortgage Trust, Series 2018-B1, Class A5, 3.666%, 1/15/51	855,000	863
Benchmark Mortgage Trust, Series 2018-B1, Class ASB, 3.602%, 1/15/51	854,000	863
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025%, 4/10/51	1,745,000	1,809
CD Commercial Mortgage Trust, Series 2017-CD6, Class ASB, 3.332%, 11/13/50	2,821,000	2,822
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A1, 1.793%, (CSTR, AFC), 1/10/48	1,182,548	1,167
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, (EXE), 5/10/58	1,545,000	1,509
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.091%, 5/10/58	1,508,000	1,491
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585%, (CSTR), 12/10/54	1,536,000	1,533
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.838%, (AFC, EXE), 12/10/54	1,179,000	1,195
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A1, 1.964%, 6/15/50	860,527	846
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A4, 3.571%, 6/15/50	907,000	903
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB, 3.367%, 6/15/50	1,226,000	1,228
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2016-CD1, Class A1, 1.443%, 8/10/49	741,846	724
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2016-CD1, Class ASB, 2.622%, 8/10/49	2,660,000	2,571

Select Bond Portfolio

Structured Products (46.4%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2017-C6, 3.121%, 6/10/50	694,000	682
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class ASB, 3.317%, 5/10/50	1,173,000	1,175
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2, 1.987%, 4/10/46	331,856	332
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4, 3.635%, 10/10/47	2,716,000	2,754
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A4, 3.192%, 4/10/48	1,383,000	1,360
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.500%, 4/25/35	217,134	223
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3, 2.822%, 10/15/45	1,231,000	1,212
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class A2, 1.801%, 10/15/45	426,958	412
Commercial Mortgage Pass Through Certificates, Series 2013-Cr11, Class A1, 1.468%, 8/10/50	239,998	239
Commercial Mortgage Pass Through Certificates, Series 2013-CR12, Class A1, 1.295%, 10/10/46	19,955	20
Commercial Mortgage Pass Through Certificates, Series 2013-CR12, Class A3, 3.765%, 10/10/46	734,000	753
Commercial Mortgage Pass Through Certificates, Series 2013-CR12, Class A4, 4.046%, 10/10/46	1,225,000	1,274
Commercial Mortgage Pass Through Certificates, Series 2013-CR6, Class A2, 2.122%, 3/10/46	481,111	481
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/47	415,000	429
Commercial Mortgage Pass Through Certificates, Series 2014-UBS6, Class A5, 3.644%, 12/10/47	2,228,000	2,260
Commercial Mortgage Pass Through Certificates, Series 2016-C0R1, Class ASB, 2.972%, 10/10/49	1,155,000	1,134
Commercial Mortgage Pass-Through Certificates, Series 2014-LC5, Class A4, 4.006%, 4/10/47	1,150,000	1,192
Commerical Mortgage Pass Through Certificates, Series 2013-CR10, Class A2, 2.972%, 8/10/46	1,137,000	1,138
Credit Suisse Mortgage Trust, Series 2013-IVR4, Class A6, 2.500%, (AFC), 7/25/43 144A	3,184,875	3,143
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 8/15/48	1,597,000	1,617
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4, 3.807%, 11/15/48	4,039,000	4,143
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class ASB, 3.532%, 11/15/48	582,000	586
Federal Home Loan Bank, 2.999%, (12 Month LIBOR plus 1.64%), 11/1/47	1,843,320	1,836
Federal Home Loan Bank, 3.500%, 12/1/47	1,170,456	1,174
Federal Home Loan Bank, 3.500%, 1/1/48	4,787,926	4,805
Federal Home Loan Bank, 3.500%, 2/1/48	3,171,933	3,184
Federal Home Loan Mortgage Corp., 2.428%, (12 Month LIBOR plus 1.65%), 5/1/43	1,579,018	1,566
Federal Home Loan Mortgage Corp., 2.805%, (12 Month LIBOR plus 1.64%), 1/1/47	2,906,480	2,905
Federal Home Loan Mortgage Corp., 3.000%, 10/15/47	19,192,284	18,932

Structured Products (46.4%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Federal Home Loan Mortgage Corp., 3.085%, (ICE LIBOR USD 12 Month plus 1.62%), 2/1/45	1,492,885	1,502
Federal Home Loan Mortgage Corp., 3.500%, 9/1/26	513,155	524
Federal Home Loan Mortgage Corp., 3.500%, 12/1/29	12,627,980	12,901
Federal Home Loan Mortgage Corp., 3.500%, 12/1/45	401,544	403
Federal Home Loan Mortgage Corp., 4.000%, 10/1/29	8,203,723	8,648
Federal Home Loan Mortgage Corp., 4.000%, 1/1/34	3,596,529	3,745
Federal Home Loan Mortgage Corp., 4.000%, 4/1/34	1,583,718	1,637
Federal Home Loan Mortgage Corp., 4.000%, 1/1/35	140,578	147
Federal Home Loan Mortgage Corp., 4.000%, 1/1/36	208,897	218
Federal Home Loan Mortgage Corp., 4.000%, 10/1/36	1,459,164	1,515
Federal Home Loan Mortgage Corp., 4.000%, 3/1/37	752,057	785
Federal Home Loan Mortgage Corp., 4.000%, 1/1/42	1,885,224	1,951
Federal Home Loan Mortgage Corp., 4.000%, 8/1/43	1,628,700	1,685
Federal Home Loan Mortgage Corp., 4.000%, 8/1/44	744,096	769
Federal Home Loan Mortgage Corp., 4.000%, 12/1/45	928,371	957
Federal Home Loan Mortgage Corp., 4.000%, 2/1/46	964,716	994
Federal Home Loan Mortgage Corp., 4.000%, 6/1/46	1,522,293	1,570
Federal Home Loan Mortgage Corp., 4.500%, 8/1/20	782,453	787
Federal Home Loan Mortgage Corp., 4.500%, 3/1/39	1,131,239	1,195
Federal Home Loan Mortgage Corp., 4.500%, 6/1/39	131,429	139
Federal Home Loan Mortgage Corp., 4.500%, 7/1/39	143,522	152
Federal Home Loan Mortgage Corp., 4.500%, 3/1/41	382,279	406
Federal Home Loan Mortgage Corp., 4.500%, 1/1/45	879,053	935
Federal Home Loan Mortgage Corp., 4.500%, 5/1/45	157,538	167
Federal Home Loan Mortgage Corp., 5.000%, 5/1/44	599,944	651
Federal Home Loan Mortgage Corp., 5.000%, 6/1/44	2,418,522	2,649
Federal Home Loan Mortgage Corp., 5.000%, 7/1/44	1,748,431	1,896
Federal Home Loan Mortgage Corp., TBA, 5.000%, 3/1/48(l)	2,674,000	2,840

Select Bond Portfolio

Structured Products (46.4%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 2018-4767, Class KA, 3.000%, 3/15/48	6,063,609	6,054
Federal Home Loan Mortgage Corp., Series 2018-4782, Class BA, 4.500%, 11/15/44	7,259,000	7,577
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.000%, 4/15/32	485,426	539
Federal Home Loan Mortgage Corp., Series 3829, Class ED, 3.500%, 10/15/28	140,237	140
Federal Home Loan Mortgage Corp., Series 3838, Class QE, 3.500%, 1/15/29	525,704	527
Federal Home Loan Mortgage Corp., Series 4425, Class A, 4.000%, 9/15/40	2,828,478	2,926
Federal Home Loan Mortgage Corp., Series 4640, Class LD, 4.000%, 9/15/43	9,225,192	9,564
Federal Home Loan Mortgage Corp., Series 4700, Class QJ, 4.000%, 7/15/44	6,604,627	6,860
Federal Home Loan Mortgage Corp., Series 4705, Class A, 4.500%, 9/15/42	4,415,867	4,674
Federal National Mortgage Association, 0.000%, 10/9/19	6,830,000	6,587
Federal National Mortgage Association, 2.680%, (12 Month LIBOR plus 1.61%), 5/1/46	2,333,047	2,334
Federal National Mortgage Association, 2.734%, (12 Month LIBOR plus 1.61%), 12/1/47	1,233,317	1,228
Federal National Mortgage Association, 2.893%, (12 Month LIBOR plus 1.61%), 12/1/47	2,879,979	2,884
Federal National Mortgage Association, 2.937%, (12 Month LIBOR plus 1.61%), 11/1/47	2,713,444	2,721
Federal National Mortgage Association, 2.950%, (12 Month LIBOR plus 1.61%), 10/1/47	3,525,876	3,543
Federal National Mortgage Association, 2.979%, (12 Month LIBOR plus 1.62%), 9/1/47	10,110,029	10,178
Federal National Mortgage Association, 3.000%, 10/1/28	6,013,047	6,043
Federal National Mortgage Association, 3.000%, 11/1/28	1,501,216	1,509
Federal National Mortgage Association, 3.000%, 1/1/29	2,688,302	2,702
Federal National Mortgage Association, 3.000%, 2/1/29	1,335,441	1,342
Federal National Mortgage Association, 3.000%, 10/1/30	6,492,320	6,521
Federal National Mortgage Association, 3.000%, 3/1/33	3,900,042	3,927
Federal National Mortgage Association, 3.000%, 10/1/33	5,397,621	5,377
Federal National Mortgage Association, 3.013%, (12 Month LIBOR plus 1.60%), 2/1/48	1,711,238	1,708
Federal National Mortgage Association, 3.028%, (12 Month LIBOR plus 1.61%), 12/1/47	2,963,377	2,965
Federal National Mortgage Association, 3.134%, (ICE LIBOR USD 12 Month plus 1.62%), 3/1/47	3,866,305	3,909
Federal National Mortgage Association, 3.235%, (ICE LIBOR USD 12 Month plus 1.62%), 6/1/47	3,832,760	3,858
Federal National Mortgage Association, 3.500%, 8/1/28	47,928	49

Structured Products (46.4%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Federal National Mortgage Association, 3.500%, 10/1/28	1,879,267	1,917
Federal National Mortgage Association, 3.500%, 9/1/29	117,454	120
Federal National Mortgage Association, 3.500%, 9/1/32	2,098,357	2,143
Federal National Mortgage Association, 3.500%, 9/1/33	489,945	500
Federal National Mortgage Association, 3.500%, 8/1/34	1,498,917	1,526
Federal National Mortgage Association, 3.500%, 12/1/35	5,318,000	5,429
Federal National Mortgage Association, 3.500%, 9/1/36	746,358	760
Federal National Mortgage Association, 3.500%, 3/1/37	7,593,924	7,727
Federal National Mortgage Association, 3.500%, 5/1/37	6,290,506	6,426
Federal National Mortgage Association, 3.500%, 6/1/43	685,309	690
Federal National Mortgage Association, 3.500%, 11/1/47	1,530,984	1,536
Federal National Mortgage Association, 3.500%, 1/1/48	22,022,202	22,160
Federal National Mortgage Association, 3.500%, 2/1/48	5,423,749	5,443
Federal National Mortgage Association, 4.000%, 4/1/24	1,374,551	1,414
Federal National Mortgage Association, 4.000%, 7/1/24	964,277	992
Federal National Mortgage Association, 4.000%, 1/1/25	2,008,166	2,066
Federal National Mortgage Association, 4.000%, 4/1/25	1,215,180	1,250
Federal National Mortgage Association, 4.000%, 11/1/29	7,510,893	7,916
Federal National Mortgage Association, 4.000%, 2/1/32	55,513	58
Federal National Mortgage Association, 4.000%, 5/1/32	423,277	444
Federal National Mortgage Association, 4.000%, 6/1/32	3,394,277	3,560
Federal National Mortgage Association, 4.000%, 2/1/33	699,946	738
Federal National Mortgage Association, 4.000%, 12/1/33	309,005	322
Federal National Mortgage Association, 4.000%, 4/1/34	3,515,705	3,661
Federal National Mortgage Association, 4.000%, 7/1/35	6,008,502	6,256
Federal National Mortgage Association, 4.000%, 11/1/35	2,746,806	2,860
Federal National Mortgage Association, 4.000%, 1/1/36	4,010,420	4,175
Federal National Mortgage Association, 4.000%, 7/1/36	3,636,395	3,782

Select Bond Portfolio

Structured Products (46.4%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Federal National Mortgage Association, 4.000%, 9/1/36	1,550,044	1,610
Federal National Mortgage Association, 4.000%, 11/1/36	1,148,641	1,195
Federal National Mortgage Association, 4.000%, 12/1/36	4,342,193	4,516
Federal National Mortgage Association, 4.000%, 1/1/37	172,647	177
Federal National Mortgage Association, 4.000%, 2/1/37	540,230	560
Federal National Mortgage Association, 4.000%, 3/1/37	5,486,129	5,706
Federal National Mortgage Association, 4.000%, 4/1/37	3,289,805	3,425
Federal National Mortgage Association, 4.000%, 5/1/37	3,631,996	3,780
Federal National Mortgage Association, 4.000%, 6/1/37	3,546,102	3,696
Federal National Mortgage Association, 4.000%, 7/1/37	5,533,483	5,752
Federal National Mortgage Association, 4.000%, 9/1/37	4,276,619	4,449
Federal National Mortgage Association, 4.000%, 10/1/37	2,619,406	2,726
Federal National Mortgage Association, 4.000%, 11/1/37	4,752,005	4,934
Federal National Mortgage Association, 4.000%, 12/1/37	3,721,360	3,873
Federal National Mortgage Association, 4.000%, 1/1/38	3,768,760	3,925
Federal National Mortgage Association, 4.000%, 6/1/40	10,919,552	11,245
Federal National Mortgage Association, 4.000%, 11/1/40	3,001,785	3,101
Federal National Mortgage Association, 4.000%, 1/1/42	1,010,616	1,045
Federal National Mortgage Association, 4.000%, 8/1/42	993,686	1,027
Federal National Mortgage Association, 4.000%, 10/1/43	3,308,473	3,419
Federal National Mortgage Association, 4.000%, 5/1/45	5,259,577	5,422
Federal National Mortgage Association, 4.000%, 8/1/45	1,038,179	1,071
Federal National Mortgage Association, 4.000%, 9/1/45	2,079,874	2,150
Federal National Mortgage Association, 4.000%, 10/1/45	868,283	896
Federal National Mortgage Association, 4.000%, 12/1/45	1,011,547	1,044
Federal National Mortgage Association, 4.000%, 1/1/46	1,800,385	1,858
Federal National Mortgage Association, 4.000%, 5/1/46	1,673,222	1,727
Federal National Mortgage Association, 4.000%, 7/1/46	217,142	224

Structured Products (46.4%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Federal National Mortgage Association, 4.000%, 11/1/46	2,364,007	2,459
Federal National Mortgage Association, 4.000%, 1/1/47	787,452	814
Federal National Mortgage Association, 4.000%, 2/1/47	4,567,320	4,716
Federal National Mortgage Association, 4.000%, 3/1/47	2,146,660	2,218
Federal National Mortgage Association, 4.000%, 4/1/47	7,303,024	7,554
Federal National Mortgage Association, 4.000%, 5/1/47	6,477,471	6,671
Federal National Mortgage Association, 4.000%, 6/1/47	620,182	640
Federal National Mortgage Association, 4.000%, 8/1/47	17,183,029	17,714
Federal National Mortgage Association, 4.000%, 10/1/47	2,515,007	2,602
Federal National Mortgage Association, 4.000%, 11/1/47	16,155,441	16,671
Federal National Mortgage Association, 4.000%, 2/1/48	3,901,410	4,018
Federal National Mortgage Association, 4.000%, 3/1/48	5,049,000	5,209
Federal National Mortgage Association, 4.000%, 5/1/47	10,500,000	10,752
Federal National Mortgage Association, 4.377%, (ICE LIBOR USD 12 Month plus 1.78%), 4/1/40 IO	1,028,197	1,057
Federal National Mortgage Association, 4.500%, 5/1/34	97,426	103
Federal National Mortgage Association, 4.500%, 1/1/39	3,131,504	3,285
Federal National Mortgage Association, 4.500%, 6/1/41	204,817	218
Federal National Mortgage Association, 4.500%, 3/1/43	2,390,626	2,527
Federal National Mortgage Association, 4.500%, 2/1/44	13,363,631	14,098
Federal National Mortgage Association, 4.500%, 3/1/44	1,864,330	1,980
Federal National Mortgage Association, 4.500%, 4/1/44	5,264,972	5,555
Federal National Mortgage Association, 4.500%, 6/1/44	2,196,129	2,317
Federal National Mortgage Association, 4.500%, 10/1/44	153,905	163
Federal National Mortgage Association, 4.500%, 10/1/45	4,116,702	4,371
Federal National Mortgage Association, 4.500%, 12/1/45	382,650	406
Federal National Mortgage Association, 4.500%, 2/1/46	477,671	508
Federal National Mortgage Association, 4.500%, 3/1/46	252,226	268
Federal National Mortgage Association, 4.500%, 4/1/46	346,651	370

Select Bond Portfolio

Structured Products (46.4%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Federal National Mortgage Association, 4.500%, 6/1/46	184,142	196
Federal National Mortgage Association, 4.500%, 4/1/47	883,181	939
Federal National Mortgage Association, 4.500%, 5/1/47	2,440,225	2,587
Federal National Mortgage Association, 4.500%, 6/1/47	160,866	173
Federal National Mortgage Association, 4.500%, 1/1/48	3,570,716	3,810
Federal National Mortgage Association, 5.000%, 7/1/44	378,371	407
Federal National Mortgage Association, 5.000%, 8/1/56	13,955,096	15,114
Federal National Mortgage Association, 6.000%, 11/25/28	1,095	1
Federal National Mortgage Association TBA, 3.500%, 4/1/42	22,300,000	22,332
Federal National Mortgage Association TBA, 3.500%, 5/1/47	7,600,000	7,599
Federal National Mortgage Association TBA, 3.500%, 5/17/33	5,200,000	5,291
Federal National Mortgage Association TBA, 3.500%, 6/19/33	10,100,000	10,262
Federal National Mortgage Association TBA, 4.000%, 4/1/44	27,300,000	28,003
Federal National Mortgage Association TBA, 4.000%, 6/1/47	50,500,000	51,634
Federal National Mortgage Association TBA, 4.500%, 5/1/41	5,300,000	5,538
Federal National Mortgage Association TBA, 4.500%, 4/12/48	700,000	733
Federal National Mortgage Association TBA, 4.500%, 6/13/48	36,100,000	37,667
Federal National Mortgage Association, Series 2011-43, Class AN, 3.500%, 12/25/28	324,359	324
Federal National Mortgage Association, Series 2013-30, Class CA, 1.500%, 4/25/43	1,294,684	1,207
Federal National Mortgage Association, Series 2014-40, Class EP, 3.500%, 10/25/42	1,951,773	1,988
Federal National Mortgage Association, Series 2015-M3, Class FA, 1.808%, (ICE LIBOR USD 1 Month plus 0.22%), (AFC), 6/25/18	124,840	125
Federal National Mortgage Association, Series 2016-59, Class CA, 3.500%, 9/25/43	7,494,625	7,586
Federal National Mortgage Association, Series 2017-13, Class PA, 3.000%, 8/25/46	3,475,623	3,457
Federal National Mortgage Association, Series 2017-M13, Class A2, 2.939%, 9/25/27	2,257,000	2,203
Federal National Mortgage Association, Series 2017-M7, Class A2, 2.961%, (AFC), 2/25/27	2,100,000	2,056
Federal National Mortgage Association, Series 2018-14, Class KC, 3.000%, 3/25/48	7,115,190	7,100
Federal National Mortgage Association, Series 2018-15, Class AB, 3.000%, 3/25/48	1,542,577	1,538
Federal National Mortgage Association, Series 2018-15, Class CA, 3.000%, 3/25/48	1,492,880	1,488

Structured Products (46.4%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Government National Mortgage Association, 3.000%, 2/20/45	5,688,057	5,635
Government National Mortgage Association, 3.000%, 6/20/46	5,167,364	5,095
Government National Mortgage Association, 3.000%, 9/20/46	13,373,182	13,189
Government National Mortgage Association, 3.000%, 10/20/46	3,920,385	3,863
Government National Mortgage Association, 3.000%, 12/20/46	3,805,452	3,750
Government National Mortgage Association, 3.500%, 4/20/46	3,322,446	3,357
Government National Mortgage Association, 3.500%, 5/20/46	6,143,408	6,213
Government National Mortgage Association, 3.500%, 6/20/46	1,936,821	1,957
Government National Mortgage Association, 3.500%, 7/20/46	9,506,701	9,652
Government National Mortgage Association, 3.500%, 1/20/47	1,949,554	1,974
Government National Mortgage Association, 3.500%, 5/20/47	5,170,294	5,222
Government National Mortgage Association, 3.500%, 1/20/48	14,794,445	14,965
Government National Mortgage Association, 4.000%, 7/15/45	389,006	406
Government National Mortgage Association, 4.000%, 9/15/45	1,340,837	1,401
Government National Mortgage Association, 4.000%, 10/15/45	1,632,166	1,704
Government National Mortgage Association, 4.000%, 11/20/47	16,241,444	16,723
Government National Mortgage Association, 4.000%, 12/20/47	4,008,439	4,152
Government National Mortgage Association, 4.000%, 3/20/48	1,406,000	1,448
Government National Mortgage Association, 4.500%, 5/20/45	738,284	784
Government National Mortgage Association, 4.500%, 6/20/45	1,282,112	1,367
Government National Mortgage Association, 4.500%, 7/20/45	1,157,080	1,227
Government National Mortgage Association, 4.500%, 8/20/45	523,961	555
Government National Mortgage Association, 4.500%, 9/20/45	253,840	273
Government National Mortgage Association, 4.500%, 4/15/47	1,452,955	1,537
Government National Mortgage Association, 4.500%, 8/15/47	573,708	608
Government National Mortgage Association, 4.500%, 9/15/47	635,363	673
Government National Mortgage Association, 4.500%, 11/20/47	20,062,931	20,878
Government National Mortgage Association, 4.500%, 1/20/48	4,645,991	4,891

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Structured Products (46.4%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Government National Mortgage Association, 5.000%, 12/20/39	174,185	192
Government National Mortgage Association, 5.000%, 11/20/45	318,557	349
Government National Mortgage Association TBA, 3.500%, 4/19/48	7,300,000	7,367
Government National Mortgage Association TBA, 4.000%, 4/1/48(l)	4,638,000	4,800
Government National Mortgage Association TBA, 4.000%, 4/19/48	30,400,000	31,237
Government National Mortgage Association TBA, 4.500%, 6/21/48	32,900,000	34,100
Government National Mortgage Association, Series 2012-141, Class WA, 4.525%, 11/16/41	1,067,594	1,133
GS Mortgage Securities Trust, Series 2012-GCJ7, Class AAB, 2.935%, 5/10/45	361,297	362
GS Mortgage Securities Trust, Series 2013-GC16, Class A2, 3.033%, 11/10/46	891,078	892
GS Mortgage Securities Trust, Series 2014-GC18, Class A3, 3.801%, 1/10/47	1,044,000	1,067
GS Mortgage Securities Trust, Series 2015-GC34, Class A4, 3.506%, 10/10/48	1,483,000	1,484
GS Mortgage Securities Trust, Series 2016-GS3, Class A4, 2.850%, 10/10/49	1,160,000	1,105
GS Mortgage Securities Trust, Series 2016-GS3, Class AAB, 2.777%, 10/10/49	1,740,000	1,694
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010- 1, Class A1, 5.314%, 1/25/51 144A	4,980,657	5,304
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class A4, 3.483%, 6/15/45	1,917,000	1,933
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2013-C13, Class A2, 2.665%, 1/15/46	3,443,756	3,441
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2014-C20, Class A2, 2.871%, 7/15/47	1,052,000	1,053
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2014-C20, Class A5, 3.804%, 7/15/47	124,000	127
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP2, Class A1, 1.324%, 8/15/49	1,563,070	1,530
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP2, Class AS B, 2.713%, 8/15/49	1,805,000	1,748
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2017-JP5, Class AS B, 3.548%, 3/15/50	3,358,000	3,384
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A 2, 4.311%, 8/5/32 144A	2,969,518	3,027
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A3, 4.106%, 7/15/46 144A	3,025,113	3,026

Structured Products (46.4%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class ASB, 3.732%, 1/15/49	1,413,000	1,443
JP Morgan Chase Mortgage Trust, Series 2017-5, Class A1, 3.184%, (CSTR), 10/26/48 144A	14,444,832	14,378
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2, 2.976%, 11/15/45	1,498,896	1,499
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5, 3.774%, 8/15/47	2,629,000	2,691
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A4, 3.669%, 9/15/47	1,323,000	1,346
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2, 2.773%, 10/15/48	1,089,000	1,086
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3, 2.912%, 10/15/48	6,101,000	5,949
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4, 3.227%, 10/15/48	1,772,000	1,751
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5, 3.821%, 7/15/48	1,518,000	1,553
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class ASB, 3.282%, 7/15/50	1,306,000	1,295
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class ASB, 3.491%, 3/15/50	463,000	465
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.250%, 12/25/24	175,338	178
MASTR Asset Securitization Trust, Series 2004-9, Class 6A1, 5.000%, 9/25/19	10,893	11
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A2, 2.964%, 7/15/46	206,898	207
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2, 1.970%, 5/15/46	36,489	36
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5, 3.635%, 10/15/48	1,477,000	1,492
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753%, 12/15/47	2,069,000	2,106
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28, Class A4, 3.544%, 1/15/49	774,000	777
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class ASB, 2.729%, 9/15/49	5,519,000	5,363
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A3, 3.540%, 12/15/48	1,115,000	1,120
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A1, 1.445%, 8/15/49	2,036,996	1,997
Morgan Stanley Capital I Trust, Series 2016-UB11, Class ASB, 2.606%, 8/15/49	1,289,000	1,244
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A1, 1.711%, 3/15/49	1,219,020	1,200
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.500%, 10/25/18	9,135	9
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.000%, (CSTR, AFC), 5/25/43 144A	2,477,237	2,402

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Structured Products (46.4%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
UBS Commercial Mortgage Trust, Series 2017-C5, Class A2, 3.679%, 12/15/50	2,057,000	2,067
UBS Commercial Mortgage Trust, Series 2018-C9, Class A4, 4.117%, 3/15/51	2,328,000	2,409
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 5/10/63	1,832,000	1,859

Total		1,066,082

Total Structured Products
(Cost: $1,420,531)		1,409,203

Short-Term Investments (5.1%)	Shares/ $ Par	Value $ (000’s)

Money Market Funds continued
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.580%#	155,927,385	155,927

Total		155,927

Total Short-Term Investments
(Cost: $155,927)		155,927

Total Investments (111.0%)
(Cost: $3,415,764)(a)		3,371,659

Other Assets, Less
Liabilities (-11.0%)		(335,348)

Net Assets (100.0%)		3,036,311

#	7-day yield as of March 31, 2018.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018 the value of these securities (in thousands) was $360,723 representing 11.9% of the net assets.

AFC — Available Funds Cap security—Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.

CSTR — Collateral Strip Rate security—interest is based on the weighted net interest rate of the collateral.

EXE — Security receives collateral principal and interest paid which exceeds the amount of principal and interest obligated to all bonds in the deal.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

(a)	At March 31, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $3,415,764 and the net unrealized depreciation of investments based on that cost was $44,105 which is comprised of $9,487 aggregate gross unrealized appreciation and $53,592 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for when-issued securities.

(l)	Security valued using significant unobservable inputs.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

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The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2018.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$-	$17,511	$-
Corporate Bonds	-	685,448	-
Governments	-	1,103,570	-
Structured Products
Asset Backed Securities	-	332,160	10,961
Mortgage Securities	-	1,058,442	7,640
Short-Term Investments	155,927	-	-
Total Assets:	$155,927	$3,197,131	$18,601

Long-Term U.S. Government Bond Portfolio

Schedule of Investments

March 31, 2018 (unaudited)

Corporate Bonds (0.8%)	Shares/ $ Par	Value $ (000’s)

Consumer, Cyclical (0.3%)
United Airlines Pass Through Trust, Series 2016-2, Class A, 3.100%, 4/7/30	200,000	188
United Airlines Pass Through Trust, Series 2016-2, Class AA, 2.875%, 4/7/30	200,000	188

Total		376

Industrial (0.5%)
Vessel Management Services, Inc., 3.432%, 8/15/36	515,000	507

Total		507

Total Corporate Bonds
(Cost: $915)		883

Governments (94.8%)

Governments (94.8%)
Federal National Mortgage Association, 5.625%, 4/17/28	100,000	122
Resolution Funding Corp. Stripped, 0.000%, 10/15/20	2,000,000	1,878
Resolution Funding Corp. Stripped, 0.000%, 4/15/28	400,000	293
Resolution Funding Corp. Stripped, 0.000%, 4/15/30	4,800,000	3,269
Tennessee Valley Authority Stripped, 0.000%, 5/1/30	500,000	334
US Treasury, 1.875%, 7/31/22	8,000,000	7,783
US Treasury, 2.000%, 10/31/21	5,800,000	5,705
US Treasury, 2.125%, 8/15/21	400,000	396
US Treasury, 2.250%, 11/15/27	160,000	153
US Treasury, 2.500%, 2/15/46	940,000	854
US Treasury, 2.500%, 2/15/45	2,660,000	2,424
US Treasury, 2.500%, 5/15/46	1,710,000	1,552
US Treasury, 2.750%, 8/15/42	2,000,000	1,928
US Treasury, 2.750%, 11/15/42	400,000	385
US Treasury, 2.750%, 11/15/47	1,320,000	1,259
US Treasury, 2.875%, 5/15/43	3,710,000	3,650
US Treasury, 2.875%, 8/15/45	5,180,000	5,076
US Treasury, 3.000%, 11/15/44	390,000	392
US Treasury, 3.000%, 5/15/42	530,000	535
US Treasury, 3.000%, 11/15/45	370,000	371
US Treasury, 3.125%, 2/15/43(k)	10,710,000	11,018
US Treasury, 3.375%, 5/15/44(b)	10,100,000	10,840
US Treasury, 3.500%, 2/15/39	50,000	55
US Treasury, 3.625%, 8/15/43(b)	8,750,000	9,776
US Treasury, 3.625%, 2/15/44(b)	11,920,000	13,330
US Treasury, 3.750%, 11/15/43	5,600,000	6,384
US Treasury, 3.875%, 8/15/40	850,000	983
US Treasury, 4.250%, 11/15/40	1,900,000	2,316
US Treasury, 4.375%, 2/15/38	2,240,000	2,752
US Treasury, 4.500%, 5/15/38	1,440,000	1,799
US Treasury, 4.625%, 2/15/40	200,000	255
US Treasury Inflation Index Bond, 0.125%, 7/15/24	375,602	367
US Treasury Inflation Index Bond, 0.375%, 1/15/27	174,347	170

Governments (94.8%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury Inflation Index Bond, 0.375%, 7/15/27	313,953	306
US Treasury Inflation Index Bond, 0.500%, 1/15/28	1,044,514	1,025
US Treasury Inflation Index Bond, 0.625%, 1/15/26	260,653	260
US Treasury Inflation Index Bond, 1.375%, 2/15/44	138,187	153
US Treasury Inflation Index Bond, 1.750%, 1/15/28	425,714	468
US Treasury Inflation Index Bond, 2.500%, 1/15/29	415,397	492
US Treasury Inflation Index Bond, 3.625%, 4/15/28	153,170	196
US Treasury Stripped, 0.000%, 2/15/30	900,000	640
US Treasury Stripped, 0.000%, 2/15/32	700,000	467
US Treasury Stripped, 0.000%, 5/15/33	1,000,000	642
US Treasury Stripped, 0.000%, 8/15/33	700,000	446
US Treasury Stripped, 0.000%, 8/15/34	930,000	574
US Treasury Stripped, 0.000%, 5/15/36	1,200,000	702
US Treasury Stripped, 0.000%, 5/15/37	1,300,000	741
US Treasury Stripped, 0.000%, 11/15/43	700,000	325

Total Governments
(Cost: $108,721)		105,841

Structured Products (19.7%)

Asset Backed Securities (0.5%)
ECMC Group Student Loan Trust, Series 2018-1A, Class A, 2.533%, (1 Month LIBOR plus 0.75%), 2/27/68 144A	100,000	100
Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 2.317%, (3 Month LIBOR plus 0.95%), 4/25/38	66,225	66
SLM Student Loan Trust, Series 2003-7A, Class A5A, 3.325%, (3 Month LIBOR plus 1.20%), 12/15/33 144A	135,676	138
SLM Student Loan Trust, Series 2008-9, Class A, 2.867%, (3 Month LIBOR plus 1.50%), 4/25/23	175,084	179
Sunset Mortgage Loan Co., Series 2015-NPL1, Class A, 4.459%, (AFC), 9/18/45 144A	56,656	57

Total		540

Mortgage Securities (19.2%)
BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.454%, 3/10/33 144A	300,000	299
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.778%, (CSTR), 11/10/31 144A	600,000	584
Commercial Mortgage Pass Through Certificates, Series 2016-667M, Class A, 3.140%, 10/10/36 144A	700,000	677
Core Industrial Trust, Series 2015-West, Class C, 3.494%, 2/10/37 144A	300,000	296
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 3.093%, (CSTR), 7/25/33	998	1
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 3.423%, (CSTR), 8/25/33	367	-	(m)
DBWF Mortgage Trust, Series 2016-85T, Class A, 3.791%, 12/10/36 144A	800,000	814

Long-Term U.S. Government Bond Portfolio

Structured Products (19.7%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.500%, 2/15/34	327,899	358
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 2.007%, (ICE LIBOR USD 1 Month plus 0.23%), 2/15/19	1	-	(m)
Federal Home Loan Mortgage Corp., Series 4092, Class AY, 3.000%, 8/15/32	2,200,000	2,106
Federal Home Loan Mortgage Corp., Series 4387, Class AZ, 4.000%, 9/15/44	2,300,012	2,399
Federal Home Loan Mortgage Corp., Series 4398, Class ZX, 4.000%, 9/15/54	687,711	713
Federal Home Loan Mortgage Corp., Series 4830, Class ZG, 3.000%, 4/15/53	668,005	574
Federal Home Loan Mortgage Corp., Series T-61, Class 1A1, 2.601%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.40%), 7/25/44	12,384	12
Federal National Mortgage Association, 3.040%, 12/1/30	362,056	355
Federal National Mortgage Association, 3.090%, 12/1/36	600,000	571
Federal National Mortgage Association, 3.600%, 2/1/40	651,128	650
Federal National Mortgage Association, 5.000%, 6/1/35	68,177	74
Federal National Mortgage Association, 5.000%, 2/1/36	103,364	112
Federal National Mortgage Association TBA, 3.000%, 5/14/48	2,900,000	2,822
Federal National Mortgage Association TBA, 3.500%, 5/17/33	800,000	814
Federal National Mortgage Association TBA, 4.000%, 4/1/44	2,400,000	2,462
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.250%, 5/25/37	317,811	327
Federal National Mortgage Association, Series 2016-61, Class ML, 3.000%, 9/25/46	900,000	843
GS Mortgage Securities Trust, Series 2015-590M, Class B, 3.805%, (CSTR), 10/10/35 144A	300,000	303

Structured Products (19.7%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Hilton USA Trust, Series 2016-HHV, Class A, 3.719%, 11/5/38 144A	300,000	301
Hilton USA Trust, Series 2016-HHV, Class C, 4.194%, (CSTR), 11/5/38 144A	400,000	399
Hudson’s Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.447%, (CSTR), 8/5/34 144A	300,000	283
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 3.879%, (CSTR, AFC), 5/25/33	1,915	2
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class ASB, 3.514%, 12/15/49	700,000	707
MSSG Trust, Series 2017-237P, Class A, 3.397%, 9/13/39 144A	700,000	690
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 2.468%, (ICE LIBOR USD 1 Month plus 0.66%), (AFC), 10/19/34	5,577	5
VNDO Trust, Series 2016-350P, Class A, 3.805%, 1/10/35 144A	800,000	813
WaMu Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 3.708%, (CSTR, AFC), 3/25/34	13,456	14
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%, 11/10/36 144A	100,000	100

Total		21,480

Total Structured Products
(Cost: $22,463)		22,020

Short-Term Investments (2.8%)

Money Market Funds (2.8%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.580% #	3,107,306	3,107

Total Short-Term Investments
(Cost: $3,107)		3,107

Total Investments (118.1%)
(Cost: $135,206)(a)		131,851

Other Assets, Less
Liabilities (-18.1%)		(20,189)

Net Assets (100.0%)		111,662

#	7-day yield as of March 31, 2018.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018 the value of these securities (in thousands) was $5,854 representing 5.3% of the net assets.

AFC — Available Funds Cap security—Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.

CSTR — Collateral Strip Rate security—interest is based on the weighted net interest rate of the collateral.

(a)	At March 31, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $135,206 and the net unrealized depreciation of investments based on that cost was $2,530 which is comprised of $2,677 aggregate gross unrealized appreciation and $5,207 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Long-Term U.S. Government Bond Portfolio

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
US Two Year Treasury Note Future	Short	USD	$10,400	52	6/18	$11,056	$(2)
US Five Year Treasury Note Future	Short	USD	4,400	44	6/18	5,036	(23)
US Long Treasury Bond Future	Long	USD	16,600	166	6/18	24,340	592
US Ten Year Treasury Note Future	Long	USD	600	6	6/18	727	5
US Ultra Long Treasury Bond Future	Long	USD	200	2	6/18	321	10

(i)	Written options outstanding on March 31, 2018.

Description	Counterparty	Currency	Notional Par (000’s)	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call — US Ten Year Treasury Note Future	Goldman Sachs International	USD	$30	$121.500	4/18	30	$(9)

(Premiums Received $7)							$(9)

(j)	Swap agreements outstanding on March 31, 2018.

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation)(000’s)	Market Value (000’s)
3-Month USD-LIBOR	2.64%	3/22	$8,700	USD	$2	$12	$14
3-Month USD-LIBOR	1.75%	12/26	3,610	USD	161	124	285
3-Month USD-LIBOR	2.25%	6/28	1,800	USD	26	60	86
3-Month USD-LIBOR	2.50%	6/46	1,300	USD	34	64	98
3-Month USD-LIBOR	1.75%	6/47	600	USD	107	32	139
3-Month USD-LIBOR	2.38%	9/47	2,000	USD	104	98	202
3-Month USD-LIBOR	2.75%	12/47	800	USD	(26)	39	13

					$(408)	$429	$837

Centrally Cleared Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation)(000’s)	Market Value (000’s)
3-Month USD-LIBOR	2.60%	3/21	$8,700	USD	$(1)	$(18)	$(19)

					$(1)	$(18)	$(19)

(k)	Cash or securities with an aggregate value of $11,018 (in thousands) has been pledged as collateral for swap contracts.

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

Long-Term U.S. Government Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2018.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Corporate Bonds	$-	$883	$-
Governments	-	105,841	-
Structured Products	-	22,020	-
Short-Term Investments	3,107	-	-
Other Financial Instruments^
Futures	607	-	-
Interest Rate Swaps	-	837	-
Total Assets:	$3,714	$129,581	$-
Liabilities:
Other Financial Instruments^
Futures	$(25)	$-	$-
Written Options	-	(9)	-
Interest Rate Swaps	-	(19)	-
Total Liabilities:	$(25)	$(28)	$-

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and short sales, written options and swaps contracts, which are valued at market value.

Inflation Protection Portfolio

Schedule of Investments

March 31, 2018 (unaudited)

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Basic Materials (0.5%)
The Dow Chemical Co., 3.500%, 10/1/24	200,000	198
The Dow Chemical Co., 4.375%, 11/15/42	200,000	199
E.I. du Pont de Nemours & Co., 4.150%, 2/15/43	200,000	193
International Paper Co., 4.400%, 8/15/47	200,000	190
LyondellBasell Industries NV, 4.625%, 2/26/55	100,000	98
LyondellBasell Industries NV, 5.000%, 4/15/19	37,000	38
The Mosaic Co., 4.050%, 11/15/27	180,000	175
Sherwin-Williams Co., 4.500%, 6/1/47	340,000	338
Westlake Chemical Corp., 4.375%, 11/15/47	200,000	193

Total		1,622

Communications (2.9%)
21st Century Fox America, Inc., 4.750%, 9/15/44	150,000	162
21st Century Fox America, Inc., 6.900%, 8/15/39	385,000	517
AT&T, Inc., 3.400%, 5/15/25	450,000	433
AT&T, Inc., 4.450%, 4/1/24	100,000	103
AT&T, Inc., 4.750%, 5/15/46	300,000	291
AT&T, Inc., 4.800%, 6/15/44	280,000	273
AT&T, Inc., 5.150%, 11/15/46 144A	77,000	79
AT&T, Inc., 5.150%, 2/14/50	700,000	706
CBS Corp., 3.700%, 6/1/28 144A	170,000	162
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	530,000	581
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.200%, 3/15/28	400,000	383
Cisco Systems, Inc., 5.900%, 2/15/39	335,000	437
Comcast Corp., 6.500%, 11/15/35	350,000	446
Deutsche Telekom International Finance BV, 3.600%, 1/19/27 144A	450,000	441
Discovery Communications LLC, 3.950%, 3/20/28	350,000	336
NBCUniversal Media LLC, 4.375%, 4/1/21	340,000	353
Telefonica Emisiones SAU, 4.103%, 3/8/27	400,000	399
Telefonica Emisiones SAU, 5.213%, 3/8/47	200,000	212
Time Warner Cable LLC, 4.500%, 9/15/42	295,000	255
Time Warner, Inc., 2.950%, 7/15/26	200,000	183
Time Warner, Inc., 3.800%, 2/15/27	300,000	290
Time Warner, Inc., 4.050%, 12/15/23	150,000	154
Time Warner, Inc., 4.700%, 1/15/21	300,000	312
Verizon Communications, Inc., 2.625%, 8/15/26	125,000	114
Verizon Communications, Inc., 4.125%, 3/16/27	330,000	334
Verizon Communications, Inc., 4.125%, 8/15/46	400,000	359
Verizon Communications, Inc., 4.400%, 11/1/34	150,000	148
Verizon Communications, Inc., 4.862%, 8/21/46	300,000	302
Verizon Communications, Inc., 5.500%, 3/16/47	330,000	365
Viacom, Inc., 4.250%, 9/1/23	470,000	477
Viacom, Inc., 4.375%, 3/15/43	90,000	80
The Walt Disney Co., 2.350%, 12/1/22	300,000	291
The Walt Disney Co., 4.125%, 6/1/44	170,000	179

Total		10,157

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Consumer, Cyclical (1.0%)
CVS Health Corp., 2.750%, 12/1/22	700,000	674
Ford Motor Co., 4.346%, 12/8/26	120,000	118
Ford Motor Credit Co. LLC, 4.389%, 1/8/26	300,000	298
Ford Motor Credit Co. LLC, 5.000%, 5/15/18	100,000	100
General Motors Co., 5.150%, 4/1/38	1,000,000	995
The Home Depot, Inc., 4.200%, 4/1/43	275,000	284
Macy’s Retail Holdings, Inc., 2.875%, 2/15/23	60,000	56
McDonald’s Corp., 3.250%, 6/10/24	150,000	149
McDonald’s Corp., 4.450%, 3/1/47	330,000	341
NIKE, Inc., 3.375%, 11/1/46	315,000	285
Target Corp., 3.900%, 11/15/47	300,000	287

Total		3,587

Consumer, Non-cyclical (3.4%)
Abbott Laboratories, 4.900%, 11/30/46	400,000	438
AbbVie, Inc., 2.900%, 11/6/22	325,000	317
AbbVie, Inc., 4.450%, 5/14/46	350,000	347
Actavis Funding SCS, 3.850%, 6/15/24	150,000	148
Actavis Funding SCS, 4.550%, 3/15/35	270,000	264
Aetna, Inc., 2.750%, 11/15/22	230,000	222
Aetna, Inc., 3.875%, 8/15/47	170,000	152
Amgen, Inc., 3.625%, 5/22/24	240,000	242
Anheuser-Busch InBev Finance, Inc., 3.650%, 2/1/26	1,420,000	1,411
Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	500,000	538
Anthem, Inc., 4.650%, 1/15/43	200,000	201
Becton Dickinson and Co., 3.700%, 6/6/27	400,000	386
Catholic Health Initiatives, 2.950%, 11/1/22	100,000	98
Celgene Corp., 3.625%, 5/15/24	50,000	49
Celgene Corp., 5.000%, 8/15/45	170,000	177
Constellation Brands, Inc., 3.500%, 5/9/27	170,000	163
Constellation Brands, Inc., 3.700%, 12/6/26	340,000	333
CVS Health Corp., 4.780%, 3/25/38	180,000	182
CVS Health Corp., 5.050%, 3/25/48	170,000	178
Diageo Capital PLC, 2.625%, 4/29/23	300,000	291
Duke University Health System, Inc., 3.920%, 6/1/47	268,000	272
Express Scripts Holding Co., 3.400%, 3/1/27	200,000	188
Express Scripts Holding Co., 4.500%, 2/25/26	80,000	81
General Mills, Inc., 3.150%, 12/15/21	670,000	665
Gilead Sciences, Inc., 3.650%, 3/1/26	200,000	201
Gilead Sciences, Inc., 4.150%, 3/1/47	265,000	259
Johnson & Johnson, 3.500%, 1/15/48	360,000	342
Kaiser Foundation Hospitals, 4.150%, 5/1/47	200,000	206
Kimberly-Clark Corp., 3.900%, 5/4/47	340,000	336
Kraft Heinz Foods Co., 4.375%, 6/1/46	300,000	273
The Kroger Co., 3.875%, 10/15/46	400,000	344
Medtronic, Inc., 3.500%, 3/15/25	80,000	80
Medtronic, Inc., 4.625%, 3/15/45	350,000	383
Mylan NV, 3.950%, 6/15/26	200,000	194
Northwell Health, Inc., 4.260%, 11/1/47	180,000	177
PepsiCo, Inc., 3.450%, 10/6/46	420,000	385
Shire Acquisitions Investments Ireland Designated Activity Co., 3.200%, 9/23/26	260,000	242
Thermo Fisher Scientific, Inc., 2.950%, 9/19/26	250,000	233

Inflation Protection Portfolio

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Consumer, Non-cyclical continued
Unilever Capital Corp., 2.200%, 3/6/19	200,000	199
UnitedHealth Group, Inc., 3.750%, 10/15/47	350,000	329
UnitedHealth Group, Inc., 4.250%, 3/15/43	150,000	154
Zoetis, Inc., 3.000%, 9/12/27	60,000	56

Total		11,736

Energy (3.2%)
Apache Corp., 4.750%, 4/15/43	325,000	322
BP Capital Markets PLC, 2.500%, 11/6/22	160,000	155
Cenovus Energy, Inc., 4.250%, 4/15/27	200,000	195
Chevron Corp., 2.427%, 6/24/20	100,000	99
Cimarex Energy Co., 4.375%, 6/1/24	100,000	103
Concho Resources, Inc., 4.875%, 10/1/47	80,000	85
ConocoPhillips Co., 2.400%, 12/15/22	500,000	481
Enbridge, Inc., 3.500%, 6/10/24	150,000	146
Enbridge, Inc., 3.700%, 7/15/27	200,000	192
Energy Transfer Partners LP, 3.600%, 2/1/23	100,000	97
Energy Transfer Partners LP, 4.050%, 3/15/25	200,000	196
Energy Transfer Partners LP, 5.300%, 4/15/47	455,000	426
Enterprise Products Operating LLC, 3.750%, 2/15/25	200,000	201
Enterprise Products Operating LLC, 4.850%, 3/15/44	100,000	105
Exxon Mobil Corp., 3.043%, 3/1/26	110,000	108
Halliburton Co., 4.850%, 11/15/35	410,000	441
Hess Corp., 6.000%, 1/15/40	450,000	474
Kinder Morgan Energy Partners LP, 5.300%, 9/15/20	270,000	281
Kinder Morgan, Inc., 5.550%, 6/1/45	500,000	525
Magellan Midstream Partners LP, 5.150%, 10/15/43	150,000	163
Marathon Oil Corp., 3.850%, 6/1/25	170,000	168
Marathon Oil Corp., 5.200%, 6/1/45	100,000	105
Marathon Petroleum Corp., 3.625%, 9/15/24	150,000	149
MPLX LP, 4.500%, 4/15/38	200,000	196
MPLX LP, 4.875%, 6/1/25	400,000	417
MPLX LP, 5.200%, 3/1/47	200,000	209
Noble Energy, Inc., 4.150%, 12/15/21	480,000	490
Occidental Petroleum Corp., 4.200%, 3/15/48	455,000	458
ONEOK, Inc., 4.000%, 7/13/27	225,000	222
Petroleos Mexicanos, 3.500%, 1/30/23	130,000	125
Petroleos Mexicanos, 4.625%, 9/21/23	200,000	200
Petroleos Mexicanos, 4.875%, 1/18/24	400,000	406
Phillips 66, 4.650%, 11/15/34	200,000	210
Plains All American Pipeline LP / PAA Finance Corp., 3.650%, 6/1/22	200,000	197
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	500,000	537
Shell International Finance BV, 2.375%, 8/21/22	1,170,000	1,135
Statoil ASA, 2.450%, 1/17/23	250,000	242
Suncor Energy, Inc., 6.500%, 6/15/38	220,000	282
Sunoco Logistics Partners Operations LP, 3.450%, 1/15/23	300,000	291
TransCanada PipeLines, Ltd., 2.500%, 8/1/22	100,000	97
Williams Partners LP, 4.125%, 11/15/20	80,000	81
Williams Partners LP, 4.300%, 3/4/24	300,000	304

Total		11,316

Financial (6.8%)
The Allstate Corp., 4.200%, 12/15/46	150,000	152
American International Group, Inc., 4.125%, 2/15/24	250,000	254

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Financial continued
American International Group, Inc., 4.500%, 7/16/44	250,000	245
American Tower Corp., 3.375%, 10/15/26	400,000	376
AvalonBay Communities, Inc., 3.200%, 1/15/28	280,000	266
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27 144A	200,000	193
Bank of America Corp., 3.248%, 10/21/27	1,625,000	1,530
Bank of America Corp., 3.300%, 1/11/23	425,000	424
Bank of America Corp., 4.443%, (3 Month LIBOR plus 1.99%), 1/20/48	450,000	469
Berkshire Hathaway, Inc., 4.500%, 2/11/43	395,000	428
Boston Properties LP, 3.650%, 2/1/26	150,000	147
BPCE SA, 3.500%, 10/23/27 144A	250,000	236
Branch Banking & Trust Co., 3.800%, 10/30/26	200,000	201
Capital One Financial Corp., 3.750%, 3/9/27	330,000	318
Capital One Financial Corp., 4.200%, 10/29/25	150,000	148
Chubb INA Holdings, Inc., 3.150%, 3/15/25	200,000	196
Citigroup, Inc., 2.350%, 8/2/21	300,000	291
Citigroup, Inc., 3.200%, 10/21/26	665,000	633
Citigroup, Inc., 4.000%, 8/5/24	80,000	80
Citigroup, Inc., 4.050%, 7/30/22	450,000	457
Citigroup, Inc., 4.125%, 7/25/28	200,000	197
Citigroup, Inc., 4.281%, (3 Month LIBOR plus 1.84%), 4/24/48	200,000	202
Citigroup, Inc., 4.450%, 9/29/27	775,000	784
Cooperatieve Rabobank UA, 3.875%, 2/8/22	200,000	204
Credit Suisse AG, 3.625%, 9/9/24	250,000	249
Crown Castle International Corp., 4.450%, 2/15/26	240,000	243
Discover Bank, 3.450%, 7/27/26	300,000	283
Discover Financial Services, 3.750%, 3/4/25	200,000	194
Essex Portfolio LP, 3.625%, 8/15/22	100,000	101
Fifth Third Bancorp, 4.300%, 1/16/24	60,000	61
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	700,000	682
The Goldman Sachs Group, Inc., 2.300%, 12/13/19	300,000	297
The Goldman Sachs Group, Inc., 3.500%, 11/16/26	400,000	385
The Goldman Sachs Group, Inc., 3.750%, 5/22/25	850,000	841
The Goldman Sachs Group, Inc., 4.800%, 7/8/44	675,000	726
The Goldman Sachs Group, Inc., 5.750%, 1/24/22	330,000	357
The Hartford Financial Services Group, Inc., 5.125%, 4/15/22	150,000	160
HSBC Holdings PLC, 2.950%, 5/25/21	400,000	396
HSBC Holdings PLC, 4.041%, (3 Month LIBOR plus 1.55%), 3/13/28	230,000	230
HSBC Holdings PLC, 4.300%, 3/8/26	200,000	205
HSBC Holdings PLC, 4.375%, 11/23/26	200,000	199
Huntington Bancshares, Inc., 2.300%, 1/14/22	200,000	191
International Lease Finance Corp., 5.875%, 8/15/22	200,000	215
Jefferies Group Capital Finance, Inc., 4.150%, 1/23/30	280,000	261
JPMorgan Chase & Co., 3.875%, 9/10/24	1,050,000	1,048
JPMorgan Chase & Co., 3.897%, (3 Month LIBOR plus 1.22%), 1/23/49	400,000	381
JPMorgan Chase & Co., 3.964%, (3 Month LIBOR plus 1.38%), 11/15/48	835,000	802
JPMorgan Chase & Co., 4.500%, 1/24/22	750,000	780
JPMorgan Chase & Co., 4.625%, 5/10/21	250,000	260

Inflation Protection Portfolio

Corporate Bonds (22.6%)	Shares/ $ Par	Value $ (000’s)

Financial continued
KeyBank NA, 3.400%, 5/20/26	250,000	241
Kilroy Realty LP, 3.800%, 1/15/23	120,000	120
Kilroy Realty LP, 4.375%, 10/1/25	40,000	40
Liberty Mutual Group, Inc., 4.250%, 6/15/23 144A	225,000	230
Markel Corp., 3.500%, 11/1/27	200,000	191
Morgan Stanley, 3.772%, (3 Month LIBOR plus 1.14%), 1/24/29	200,000	197
Morgan Stanley, 3.875%, 1/27/26	250,000	250
Morgan Stanley, 4.000%, 7/23/25	700,000	706
Morgan Stanley, 4.375%, 1/22/47	170,000	174
Prudential Financial, Inc., 3.935%, 12/7/49 144A	251,000	235
Simon Property Group LP, 4.250%, 11/30/46	300,000	296
Suntrust Bank, 3.300%, 5/15/26	200,000	191
The Travelers Cos, Inc., 3.750%, 5/15/46	200,000	190
The Travelers Cos, Inc., 4.050%, 3/7/48	350,000	353
U.S. Bancorp, 3.600%, 9/11/24	400,000	401
Ventas Realty LP / Ventas Capital Corp., 3.250%, 8/15/22	250,000	248
Wells Fargo & Co., 3.000%, 4/22/26	200,000	188
Wells Fargo & Co., 3.550%, 9/29/25	175,000	172
Wells Fargo & Co., 4.100%, 6/3/26	330,000	328
Wells Fargo & Co., 4.125%, 8/15/23	220,000	223
Wells Fargo & Co., 4.400%, 6/14/46	500,000	484
Wells Fargo & Co., 4.750%, 12/7/46	450,000	460

Total		23,896

Industrial (1.7%)
The Boeing Co., 3.625%, 3/1/48	400,000	384
Burlington Northern Santa Fe LLC, 3.000%, 4/1/25	200,000	195
Burlington Northern Santa Fe LLC, 3.750%, 4/1/24	200,000	204
Burlington Northern Santa Fe LLC, 4.125%, 6/15/47	380,000	390
Burlington Northern Santa Fe LLC, 4.950%, 9/15/41	100,000	112
CSX Corp., 3.800%, 11/1/46	180,000	165
FedEx Corp., 4.050%, 2/15/48	200,000	187
FedEx Corp., 4.400%, 1/15/47	200,000	197
General Electric Co., 4.125%, 10/9/42	770,000	713
General Electric Co., 4.375%, 9/16/20	100,000	103
Lockheed Martin Corp., 3.800%, 3/1/45	200,000	189
Norfolk Southern Corp., 3.150%, 6/1/27	150,000	143
Norfolk Southern Corp., 3.850%, 1/15/24	75,000	77
Norfolk Southern Corp., 4.150%, 2/28/48	400,000	396
Norfolk Southern Corp., 5.750%, 4/1/18	100,000	100
Republic Services, Inc., 3.375%, 11/15/27	140,000	135
Republic Services, Inc., 3.800%, 5/15/18	100,000	100
Rockwell Collins, Inc., 4.350%, 4/15/47	300,000	295
Union Pacific Corp., 2.750%, 4/15/23	100,000	98
Union Pacific Corp., 3.350%, 8/15/46	165,000	148
Union Pacific Corp., 4.000%, 4/15/47	340,000	342
United Parcel Service, Inc., 3.400%, 11/15/46	300,000	270
United Technologies Corp., 3.750%, 11/1/46	525,000	473
Waste Management, Inc., 3.125%, 3/1/25	150,000	146
Waste Management, Inc., 3.150%, 11/15/27	200,000	190
Waste Management, Inc., 3.500%, 5/15/24	250,000	250

Total		6,002

Corporate Bonds (22.6%)	Shares/ Par	Value $ (000’s)

Technology (1.3%)
Apple, Inc., 2.900%, 9/12/27	650,000	618
Apple, Inc., 3.200%, 5/11/27	550,000	537
Apple, Inc., 4.250%, 2/9/47	370,000	384
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.500%, 1/15/28	200,000	188
Dell International LLC / EMC Corp., 6.020%, 6/15/26 144A	470,000	506
Fidelity National Information Services, Inc., 3.000%, 8/15/26	200,000	186
Intel Corp., 4.100%, 5/11/47	340,000	348
Microsoft Corp., 3.450%, 8/8/36	400,000	390
Microsoft Corp., 4.250%, 2/6/47	550,000	591
Oracle Corp., 2.500%, 10/15/22	300,000	293
Oracle Corp., 2.650%, 7/15/26	150,000	140
Oracle Corp., 4.000%, 7/15/46	500,000	494

Total		4,675

Utilities (1.8%)
AEP Transmission Co., LLC, 3.750%, 12/1/47 144A	200,000	189
Alabama Power Co., 3.700%, 12/1/47	240,000	230
American Electric Power Co., Inc., 3.200%, 11/13/27	200,000	190
Consolidated Edison Co. of New York, Inc., 3.875%, 6/15/47	400,000	391
Dominion Resources, Inc., 3.625%, 12/1/24	200,000	198
Dominion Resources, Inc., 4.900%, 8/1/41	320,000	344
Dominion Resources, Inc., 6.400%, 6/15/18	340,000	343
Duke Energy Corp., 3.150%, 8/15/27	150,000	141
Duke Energy Progress LLC, 3.700%, 10/15/46	720,000	697
Exelon Corp., 4.450%, 4/15/46	160,000	163
Exelon Generation Co. LLC, 5.600%, 6/15/42	480,000	493
FirstEnergy Corp., 4.850%, 7/15/47	300,000	315
Florida Power & Light Co., 3.950%, 3/1/48	200,000	203
Georgia Power Co., 4.300%, 3/15/42	100,000	102
MidAmerican Energy Co., 4.400%, 10/15/44	600,000	644
NextEra Energy Capital Holdings, Inc., 3.550%, 5/1/27	200,000	194
Pacific Gas & Electric Co., 4.000%, 12/1/46	570,000	533
Potomac Electric Power Co., 3.600%, 3/15/24	80,000	81
Sempra Energy, 3.250%, 6/15/27	250,000	237
Sempra Energy, 3.800%, 2/1/38	150,000	141
Southern Co. Gas Capital Corp., 3.950%, 10/1/46	200,000	189
Southwestern Public Service Co., 3.700%, 8/15/47	250,000	240
Virginia Electric and Power Co., 3.450%, 2/15/24	50,000	50

Total		6,308

Total Corporate Bonds
(Cost: $80,975)		79,299

Governments (53.4%)

Governments (53.4%)
Australian Government Bond, 6.709%, 8/20/20 AUD (f)	715,000	1,006
Canadian Government Real Return Bond, 4.250%, 12/1/21 CAD (f)	760,430	678
Canadian Government Real Return Bond, 4.250%, 12/1/26 CAD (f)	1,498,570	1,550
Mexico Government International Bond, 4.750%, 3/8/44	200,000	195

Inflation Protection Portfolio

Governments (53.4%)	Shares/ $ Par	Value $ (000’s)

Governments continued
Saudi Government International Bond, 2.375%, 10/26/21 144A	300,000	289
US Treasury Inflation Index Bond, 0.010%, 5/3/18	2,500,000	2,497
US Treasury Inflation Index Bond, 0.125%, 4/15/21	7,055,573	6,993
US Treasury Inflation Index Bond, 0.125%, 1/15/22	519,916	514
US Treasury Inflation Index Bond, 0.125%, 4/15/22	7,130,690	7,027
US Treasury Inflation Index Bond, 0.125%, 7/15/22(b)	10,234,255	10,127
US Treasury Inflation Index Bond, 0.125%, 1/15/23	3,756,480	3,692
US Treasury Inflation Index Bond, 0.125%, 7/15/24	1,825,845	1,783
US Treasury Inflation Index Bond, 0.125%, 7/15/26(b)	13,229,056	12,702
US Treasury Inflation Index Bond, 0.250%, 1/15/25(b)	10,354,905	10,119
US Treasury Inflation Index Bond, 0.375%, 7/15/23	6,813,056	6,787
US Treasury Inflation Index Bond, 0.375%, 7/15/25	6,685,888	6,596
US Treasury Inflation Index Bond, 0.375%, 1/15/27	6,563,648	6,390
US Treasury Inflation Index Bond, 0.500%, 1/15/28(k)	4,017,360	3,941
US Treasury Inflation Index Bond, 0.625%, 2/15/43	7,165,575	6,739
US Treasury Inflation Index Bond, 0.625%, 7/15/21	9,892,620	10,009
US Treasury Inflation Index Bond, 0.625%, 1/15/24(b)	17,253,275	17,333
US Treasury Inflation Index Bond, 0.625%, 1/15/26	4,483,223	4,479
US Treasury Inflation Index Bond, 0.750%, 2/15/42	8,579,095	8,336
US Treasury Inflation Index Bond, 0.750%, 2/15/45	4,050,354	3,895
US Treasury Inflation Index Bond, 0.875%, 2/15/47	3,386,724	3,353
US Treasury Inflation Index Bond, 1.000%, 2/15/46	2,457,043	2,510
US Treasury Inflation Index Bond, 1.375%, 2/15/44	11,299,477	12,536
US Treasury Inflation Index Bond, 1.750%, 1/15/28	4,724,247	5,188
US Treasury Inflation Index Bond, 2.000%, 1/15/26	3,058,066	3,374
US Treasury Inflation Index Bond, 2.125%, 2/15/40	2,177,761	2,743
US Treasury Inflation Index Bond, 2.125%, 2/15/41	6,035,325	7,647
US Treasury Inflation Index Bond, 2.375%, 1/15/25	2,168,562	2,427
US Treasury Inflation Index Bond, 2.375%, 1/15/27	4,207,476	4,816
US Treasury Inflation Index Bond, 2.500%, 1/15/29	3,132,784	3,707
US Treasury Inflation Index Bond, 3.375%, 4/15/32	2,184,271	2,936
US Treasury Inflation Index Bond, 3.625%, 4/15/28	2,297,550	2,942

Total Governments
(Cost: $189,828)		187,856

Municipal Bonds (0.5%)

Municipal Bonds (0.5%)
Bay Area Toll Authority, California, Series 2010, 6.918%, 4/1/40 RB	35,000	49
City of New York, Series 2010, 5.968%, 3/1/36 GO	125,000	159
City of San Antonio TX Electric & Gas System Revenue, 5.985%, 2/1/39 RB	150,000	195
City of San Francisco CA Public Utilities Commission Water Revenue, 6.950%, 11/1/50 RB	25,000	36
Los Angeles Community College District, Series 2010-E, 6.750%, 8/1/49 GO	95,000	141
Metropolitan Transportation Authority, 6.814%, 11/15/40 RB	50,000	68
Missouri Highway & Transportation Commission, 5.445%, 5/1/33 RB	100,000	118
New Jersey Turnpike Authority, Series 2010, 7.102%, 1/1/41 RB	100,000	143

Municipal Bonds (0.5%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Port Authority of New York & New Jersey, Series 168, 4.926%, 10/1/51 RB	50,000	58
Rutgers - The State University of New Jersey, 5.665%, 5/1/40 RB	55,000	66
Santa Clara Valley Transportation Authority, 5.876%, 4/1/32 RB	50,000	60
State of California, Series 2009, 7.300%, 10/1/39 GO	100,000	146
State of California, Series 2009, 7.550%, 4/1/39 GO	250,000	381
State of Illinois, 5.100%, 6/1/33 GO	150,000	141
State of Texas, Series 2009A, 5.517%, 4/1/39 GO	30,000	38

Total Municipal Bonds
(Cost: $1,807)		1,799

Structured Products (18.6%)

Asset Backed Securities (1.7%)
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 1.920%, 9/20/19 144A	625,000	624
BRE Grand Islander Timeshare Issuer, Series 2017-1A, Class A, 2.940%, 5/25/29 144A	515,432	506
CIFC Funding, Ltd., Series 2013-3RA, Class A1, 1.000%, (3 Month LIBOR plus 0.98%), 4/24/31 144A(l)	1,000,000	999
Hilton Grand Vacations Trust, Series 2014-AA, Class A, 1.770%, 11/25/26 144A	231,295	227
MVW Owner Trust, Series 2015-1A, Class A, 2.520%, 12/20/32 144A	453,472	447
MVW Owner Trust, Series 2016-1A, Class A, 2.250%, 12/20/33 144A	393,187	384
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A, 2.400%, 3/22/32 144A	127,024	126
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A, 3.080%, 3/21/33 144A	361,446	362
Towd Point Mortgage Trust, Series 2016-1, Class A1, 3.500%, (AFC), 2/25/55 144A	504,933	508
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.750%, (AFC), 4/25/57 144A	924,481	918
VSE VOI Mortgage LLC, Series 2017-A, Class A, 2.330%, 3/20/35 144A	1,041,775	1,016

Total		6,117

Mortgage Securities (16.9%)
Agate Bay Mortgage Trust, Series 2014-1, Class 1A6, 3.500%, (AFC), 7/25/44 144A	1,078,937	1,073
Agate Bay Mortgage Trust, Series 2014-3, Class A2, 3.500%, (AFC), 11/25/44 144A	815,313	794
Agate Bay Mortgage Trust, Series 2015-7, Class A3, 3.500%, (AFC), 10/25/45 144A	1,578,552	1,565
Agate Bay Mortgage Trust, Series 2016-1, Class A3, 3.500%, (AFC), 12/25/45 144A	1,185,580	1,168
Agate Bay Mortgage Trust, Series 2016-3, Class A3, 3.500%, (AFC), 8/25/46 144A	763,304	756
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.218%, 4/14/33 144A	825,000	813
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.490%, 4/14/33 144A	1,110,000	1,099

Inflation Protection Portfolio

Structured Products (18.6%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
BB-UBS Trust, Series 2012, Class A, 3.430%, 11/5/36 144A	1,000,000	994
CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, (AFC), 11/10/49	700,000	700
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.000%, 9/25/37	38,660	40
Citigroup / Deutsche Bank Mortgage Trust, Series 2016-CD1, Class AM, 2.926%, 8/10/49	1,000,000	945
Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class AM, 4.426%, (AFC), 2/10/47	1,000,000	1,042
Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class AM, 4.193%, (AFC), 9/10/47	850,000	867
Commercial Mortgage Pass Through Certificates, Series 2015-CR22, Class AM, 3.603%, (AFC), 3/10/48	900,000	901
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class B, 4.647%, (CSTR), 2/10/49	880,000	921
Commercial Mortgage Pass Through Certificates, Series 2017-PANW, Class A, 3.244%, 11/10/34 144A	850,000	840
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A, 3.178%, 2/10/35 144A	875,000	862
Core Industrial Trust, Series 2015-TEXW, Class B, 3.329%, 2/10/34 144A	725,000	722
Core Industrial Trust, Series 2015-WEST, Class A, 3.292%, 2/10/37 144A	950,000	951
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, 3.500%, (AFC), 12/25/44 144A	300,000	294
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3, 3.500%, (AFC), 6/25/47 144A	1,131,470	1,131
Federal Home Loan Mortgage Corp., 4.000%, 5/1/42	3,658,058	3,786
Federal Home Loan Mortgage Corp., 4.500%, 4/1/41	2,905,526	3,073
Federal Home Loan Mortgage Corp., Series DNA3, Class M1, 2.302%, (ICE LIBOR USD 1 Month plus 0.75%), 3/25/30	640,617	642
Federal National Mortgage Association, 4.000%, 2/1/46	5,289,098	5,429
Federal National Mortgage Association, Series C-02, Class 2M1, 2.522%, (1 Month LIBOR plus 0.65%), 8/25/30	1,453,264	1,453
GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	1,000,000	997
GS Mortgage Securities Trust, Series 2016-GS2, Class B, 3.759%, (AFC), 5/10/49	750,000	753
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, 3.076%, (CSTR), 8/10/38 144A	1,175,000	1,108
Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.173%, (CSTR), 5/15/48 144A	800,000	799
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166%, 12/15/46	600,000	625
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.822%, 8/15/49	600,000	569

Structured Products (18.6%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.144%, 8/15/49	675,000	647
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2, 2.500%, (AFC), 3/25/43 144A	782,911	765
JP Morgan Mortgage Trust, Series 2014-5, Class A1, 3.000%, (AFC), 10/25/29 144A	866,423	857
JP Morgan Mortgage Trust, Series 2016-1, Class A7, 3.500%, 5/25/46 144A	1,750,000	1,719
JP Morgan Mortgage Trust, Series 2017-1, Class A2, 3.500%, (AFC), 1/25/47 144A	1,816,925	1,802
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, 4.341%, (AFC), 8/15/47	700,000	705
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.414%, 3/15/50	930,000	922
Morgan Stanley BAML Trust, Series 2017-C34, Class A3, 3.276%, 11/15/52	1,350,000	1,321
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, 3.446%, (CSTR), 7/13/29 144A	600,000	595
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4, 2.782%, 8/15/49	1,575,000	1,491
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, 4.000%, (CSTR), 3/25/57 144A	1,301,536	1,327
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 3.052%, (ICE LIBOR USD 1 Month plus 1.50%), (AFC), 6/25/57 144A	1,470,508	1,513
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, 5.897%, (CSTR), 12/18/37	5,919	6
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.000%, 12/25/43 144A	188,871	191
Sequoia Mortgage Trust, Series 2014-3, Class A14, 3.000%, (AFC), 10/25/44 144A	246,301	247
Sequoia Mortgage Trust, Series 2014-4, Class A2, 3.500%, (AFC), 11/25/44 144A	209,357	209
Sequoia Mortgage Trust, Series 2017-5, Class A4, 3.500%, (AFC), 8/25/47 144A	1,549,317	1,553
Sequoia Mortgage Trust, Series 2017-7, Class A7, 3.500%, (AFC), 10/25/47 144A	2,250,000	2,192
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, (AFC), 10/25/47 144A	861,744	874
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, 3.447%, (CSTR), 6/25/34	419,453	436
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, 2.292%, (ICE LIBOR USD 1 Month plus 0.74%), (AFC), 9/25/44	321,445	305
USB Commercial Mortgage Trust, Series 2017-C1, Class A3, 3.196%, 6/15/50	700,000	682
Wells Fargo Mortgage Backed Securities Trust, Series 2005-17, Class 1A1, 5.500%, 1/25/36	35,289	35
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 1A1, 3.473%, (CSTR), 6/25/35	254,905	267
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A15, 3.473%, (CSTR), 6/25/35	729,389	750
Wells Fargo Mortgage Backed Securities Trust, Series 2006-10, Class A4, 6.000%, 8/25/36	48,285	48

Inflation Protection Portfolio

Structured Products (18.6%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR10, Class 1A1, 3.806%, (CSTR), 1/25/38	49,532	47
WinWater Mortgage Loan Trust, Series 2014-1, Class A4, 3.500%, (AFC), 6/20/44 144A	168,698	170

Total		59,388

Total Structured Products
(Cost: $66,880)		65,505

Short-Term Investments (4.2%)

Commercial Paper (4.2%)
Credit Agricole, 0.000%, 4/2/18	14,692,000	14,689

Total		14,689

Short-Term Investments (4.2%)	Shares/ $ Par	Value $ (000’s)

Money Market Funds (0.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.580% #	2,925	3

Total		3

Total Short-Term Investments
(Cost: $14,694)		14,692

Total Investments (99.3%)
(Cost: $354,184)(a)		349,151

Other Assets, Less
Liabilities (0.7%)		2,612

Net Assets (100.0%)		351,763

#	7-day yield as of March 31, 2018

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018 the value of these securities (in thousands) was $37,660 representing 10.8% of the net assets.

AFC — Available Funds Cap security—Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.

AUD — Australian Dollar

CAD — Canadian Dollar

CPURNSA — U.S. Consumer Price Index – All Urban Consumers – Not Seasonally Adjusted

CSTR — Collateral Strip Rate security—interest is based on the weighted net interest rate of the collateral.

GO — General Obligation

RB — Revenue Bond

(a)	At March 31, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $354,184 and the net unrealized depreciation of investments based on that cost was $7,670 which is comprised of $2,209 aggregate gross unrealized appreciation and $9,879 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
US 10 Year Ultra Treasury Bond Futures	Short	USD	$9,600	96	6/18	$12,467	$(175)
US Long Treasury Bond Futures	Short	USD	13,600	136	6/18	19,941	(466)
US Ultra Long Bond Treasury Futures	Short	USD	2,600	26	6/18	4,172	(133)

(f)	Foreign Bond — par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on March 31, 2018.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Morgan Stanley Capital Services, Inc.	AUD	1,290	991	6/18	$17	$-	$17
Sell	Morgan Stanley Capital Services, Inc.	CAD	2,827	2,197	6/18	-	(12)	(12)

						$17	$(12)	$5

Inflation Protection Portfolio

(j)	Swap agreements outstanding on March 31, 2018.

Total Return Swaps

Floating Rate Index	Counterparty	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
CPURNSA	Bank of America, N.A.	Receive	2.42%	4/18	$2,000	$(134)	$(134)
CPURNSA	Bank of America, N.A.	Receive	2.22%	5/18	2,500	(110)	(110)
CPURNSA	Bank of America, N.A.	Receive	2.21%	3/19	6,500	(218)	(218)
CPURNSA	Bank of America, N.A.	Receive	2.64%	3/19	4,500	(315)	(315)
CPURNSA	Bank of America, N.A.	Receive	2.51%	3/19	2,000	(163)	(163)
CPURNSA	Barclays Bank PLC	Receive	1.71%	2/20	1,000	4	4
CPURNSA	Bank of America, N.A.	Receive	2.64%	2/20	2,800	(283)	(283)
CPURNSA	Bank of America, N.A.	Receive	2.67%	4/22	3,000	(341)	(341)
CPURNSA	Bank of America, N.A.	Receive	2.76%	3/23	700	(71)	(71)
CPURNSA	Barclays Bank PLC	Receive	2.53%	5/23	5,500	(424)	(424)
CPURNSA	Barclays Bank PLC	Receive	2.54%	5/23	1,000	(78)	(78)
CPURNSA	Barclays Bank PLC	Receive	2.59%	7/24	1,400	(103)	(103)
CPURNSA	Bank of America, N.A.	Receive	2.53%	8/24	2,750	(184)	(184)
CPURNSA	Barclays Bank PLC	Receive	2.39%	9/24	4,000	(202)	(202)
CPURNSA	Barclays Bank PLC	Receive	2.36%	9/24	3,500	(167)	(167)
CPURNSA	Barclays Bank PLC	Receive	2.31%	9/24	1,400	(59)	(59)
CPURNSA	Bank of America, N.A.	Receive	2.14%	7/25	2,900	3	3
CPURNSA	Bank of America, N.A.	Receive	1.79%	8/25	1,500	48	48
CPURNSA	Goldman Sachs International	Receive	1.87%	5/26	17,000	696	696
CPURNSA	Goldman Sachs International	Receive	1.92%	5/26	7,000	253	253
CPURNSA	Goldman Sachs International	Receive	1.77%	6/26	6,000	301	301
CPURNSA	Goldman Sachs International	Receive	2.25%	11/26	3,000	10	10
CPURNSA	Goldman Sachs International	Receive	2.28%	11/26	3,000	- (m)	- (m)
CPURNSA	Goldman Sachs International	Receive	2.28%	11/26	4,000	(1)	(1)
CPURNSA	Bank of America, N.A.	Receive	2.24%	4/27	3,500	- (m)	- (m)
CPURNSA	Bank of America, N.A.	Receive	2.22%	4/27	2,000	5	5
CPURNSA	Bank of America, N.A.	Receive	2.24%	4/27	2,000	2	2
CPURNSA	Bank of America, N.A.	Receive	2.24%	5/27	5,000	6	6
CPURNSA	Barclays Bank PLC	Receive	2.90%	12/27	1,700	(385)	(385)
CPURNSA	Barclays Bank PLC	Receive	2.78%	7/44	1,400	(272)	(272)

						$(2,182)	$(2,182)

Centrally Cleared Total Return Swaps

Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Upfront Premiums Paid/ Received (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation)(000’s)	Market Value (000’s)
U.S. Consumer Price Index - 3 Month USD LIBOR	Receive	2.07%	8/27	$-	$3,500	$83	$83
U.S. Consumer Price Index -3 Month USD LIBOR	Receive	2.16%	9/27	-	9,000	152	152
U.S. Consumer Price Index - 3 Month USD LIBOR	Receive	2.15%	11/27	1	5,000	78	78

						$313	$313

(k)	Cash or securities with an aggregate value of $3,941 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on March 31, 2018.

(l)	Security valued using significant unobservable inputs.

(m)	Amount is less than one thousand.

Inflation Protection Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2018.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$-	$1,799	$-
Corporate Bonds	-	79,299	-
Governments	-	187,856	-
Structured Products
Asset Backed Securities	-	5,118	999
All Others	-	59,388	-
Short-Term Investments
Money Market Funds	3	-	-
All Others	-	14,689	-
Other Financial Instruments^
Forward Currency Contracts	-	17	-
Total Return Swaps	-	1.641	-
Total Assets:	$3	$349,807	$999
Liabilities:
Other Financial Instruments^
Futures	$(774)	$-	$-
Forward Currency Contracts	-	(12)	-
Total Return Swaps	-	(3,510)	-
Total Liabilities:	$(774)	$(3,522)	$-

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and short sales, written options and swaps contracts, which are valued at market value.

High Yield Bond Portfolio

Schedule of Investments

March 31, 2018 (unaudited)

Corporate Bonds (96.2%)	Shares/ $ Par	Value $ (000’s)

Basic Materials (4.7%)
Alpha 3 BV / Alpha US Bidco, Inc., 6.250%, 2/1/25 144A	2,400,000	2,430
Clearwater Paper Corp., 5.375%, 2/1/25 144A	3,350,000	3,182
Compass Minerals International, Inc., 4.875%, 7/15/24 144A	2,400,000	2,355
Freeport-McMoRan, Inc., 3.550%, 3/1/22	175,000	169
Freeport-McMoRan, Inc., 3.875%, 3/15/23	2,625,000	2,537
Freeport-McMoRan, Inc., 5.400%, 11/14/34	3,250,000	3,088
Hexion, Inc., 6.625%, 4/15/20	3,050,000	2,844
HudBay Minerals, Inc., 7.250%, 1/15/23 144A	600,000	622
HudBay Minerals, Inc., 7.625%, 1/15/25 144A	1,050,000	1,109
Huntsman International LLC, 4.875%, 11/15/20	730,000	744
Platform Specialty Products Corp., 5.875%, 12/1/25 144A	1,450,000	1,417
Platform Specialty Products Corp., 6.500%, 2/1/22 144A	5,325,000	5,412
PQ Corp., 5.750%, 12/15/25 144A	350,000	347
PQ Corp., 6.750%, 11/15/22 144A	450,000	473
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22 144A	4,175,000	4,295
Steel Dynamics, Inc., 5.000%, 12/15/26	525,000	525
Steel Dynamics, Inc., 5.125%, 10/1/21	620,000	630
Steel Dynamics, Inc., 5.500%, 10/1/24	930,000	959
Teck Resources, Ltd., 6.000%, 8/15/40	850,000	876
Teck Resources, Ltd., 6.125%, 10/1/35	1,075,000	1,140
Teck Resources, Ltd., 6.250%, 7/15/41	175,000	186
Teck Resources, Ltd., 8.500%, 6/1/24 144A	1,000,000	1,111
Versum Materials, Inc., 5.500%, 9/30/24 144A	550,000	569
W.R. Grace & Co., 5.625%, 10/1/24 144A	430,000	443

Total		37,463

Communications (17.8%)
Acosta, Inc., 7.750%, 10/1/22 144A	2,850,000	1,795
Altice Luxembourg SA, 7.625%, 2/15/25 144A	3,875,000	3,313
Altice Luxembourg SA, 7.750%, 5/15/22 144A	200,000	185
Altice US Finance I Corp., 5.375%, 7/15/23 144A	1,100,000	1,114
Altice US Finance I Corp., 5.500%, 5/15/26 144A	650,000	634
AMC Networks, Inc., 4.750%, 8/1/25	1,550,000	1,494
AMC Networks, Inc., 5.000%, 4/1/24	1,875,000	1,853
Anixter, Inc., 5.500%, 3/1/23	250,000	259
Cablevision Systems Corp., 5.875%, 9/15/22	2,225,000	2,208
CBS Radio, Inc., 7.250%, 11/1/24 144A	1,675,000	1,706
CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 2/1/28 144A	2,450,000	2,297
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27 144A	1,975,000	1,875
CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 9/30/22	1,350,000	1,370
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25 144A	650,000	640
CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 5/1/26 144A	550,000	538

Corporate Bonds (96.2%)	Shares/ $ Par	Value $ (000’s)

Communications continued
CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 9/1/23	1,000,000	1,015
CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 1/15/24	3,200,000	3,248
CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 2/15/26 144A	2,100,000	2,090
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 4/1/24 144A	225,000	229
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 5/1/27 144A	875,000	875
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21 144A	3,335,000	3,322
Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.500%, 4/1/28 144A	1,750,000	1,789
Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.750%, 7/15/25 144A	1,325,000	1,401
Clear Channel International BV, 8.750%, 12/15/20 144A	375,000	392
Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	2,925,000	2,976
CommScope Technologies LLC, 6.000%, 6/15/25 144A	650,000	676
CommScope, Inc., 5.500%, 6/15/24 144A	1,925,000	1,966
CSC Holdings LLC, 5.250%, 6/1/24	1,450,000	1,379
CSC Holdings LLC, 5.500%, 4/15/27 144A	2,425,000	2,322
CSC Holdings LLC, 6.625%, 10/15/25 144A	1,250,000	1,291
CSC Holdings LLC, 10.125%, 1/15/23 144A	1,000,000	1,110
Digicel Group, Ltd., 7.125%, 4/1/22 144A	525,000	409
Digicel Group, Ltd., 8.250%, 9/30/20 144A	200,000	172
DISH DBS Corp., 5.000%, 3/15/23	1,810,000	1,634
DISH DBS Corp., 5.875%, 7/15/22	1,080,000	1,031
DISH DBS Corp., 5.875%, 11/15/24	3,250,000	2,897
DISH DBS Corp., 7.750%, 7/1/26	500,000	471
The EW Scripps Co., 5.125%, 5/15/25 144A	400,000	372
Gray Television, Inc., 5.125%, 10/15/24 144A	675,000	653
Gray Television, Inc., 5.875%, 7/15/26 144A	2,300,000	2,237
iHeartCommunications, Inc., 9.000%, 3/1/21(d)	600,000	471
iHeartCommunications, Inc., 9.000%, 9/15/22(d)	1,515,000	1,189
Intelsat Jackson Holdings SA, 5.500%, 8/1/23	2,925,000	2,369
Intelsat Jackson Holdings SA, 7.250%, 10/15/20	1,490,000	1,378
Intelsat Jackson Holdings SA, 7.500%, 4/1/21	1,550,000	1,403
Intelsat Jackson Holdings SA, 8.000%, 2/15/24 144A	1,125,000	1,183
Intelsat Jackson Holdings SA, 9.750%, 7/15/25 144A	950,000	887
LIN Television Corp., 5.875%, 11/15/22	2,000,000	2,057
Match Group, Inc., 5.000%, 12/15/27 144A	1,150,000	1,133
Match Group, Inc., 6.375%, 6/1/24	725,000	771
Nexstar Broadcasting, Inc., 6.125%, 2/15/22 144A	1,850,000	1,900
Nexstar Escrow Corp., 5.625%, 8/1/24 144A	1,075,000	1,053
Outdoor Americas Capital LLC / Outfront Media Capital Corp., 5.875%, 3/15/25	1,850,000	1,875
Radio One, Inc., 7.375%, 4/15/22 144A	1,825,000	1,807
Radio One, Inc., 9.250%, 2/15/20 144A	1,450,000	1,406
SFR Group SA, 6.000%, 5/15/22 144A	345,000	337

High Yield Bond Portfolio

Corporate Bonds (96.2%)	Shares/ $ Par	Value $ (000’s)

Communications continued
SFR Group SA, 6.250%, 5/15/24 144A	850,000	801
SFR Group SA, 7.375%, 5/1/26 144A	5,525,000	5,263
Sinclair Television Group, Inc., 5.125%, 2/15/27 144A	1,150,000	1,067
Sinclair Television Group, Inc., 5.375%, 4/1/21	1,370,000	1,382
Sinclair Television Group, Inc., 5.625%, 8/1/24 144A	825,000	819
Sinclair Television Group, Inc., 5.875%, 3/15/26 144A	325,000	322
Sinclair Television Group, Inc., 6.125%, 10/1/22	990,000	1,015
Sirius XM Radio, Inc., 4.625%, 5/15/23 144A	550,000	541
Sirius XM Radio, Inc., 5.000%, 8/1/27 144A	775,000	728
Sirius XM Radio, Inc., 5.375%, 4/15/25 144A	1,100,000	1,092
Sirius XM Radio, Inc., 5.375%, 7/15/26 144A	1,675,000	1,654
Sirius XM Radio, Inc., 6.000%, 7/15/24 144A	2,185,000	2,251
Sprint Capital Corp., 6.875%, 11/15/28	2,300,000	2,148
Sprint Communications, Inc., 6.000%, 11/15/22	1,675,000	1,644
Sprint Corp., 7.125%, 6/15/24	1,150,000	1,121
Sprint Corp., 7.625%, 2/15/25	2,075,000	2,041
Sprint Corp., 7.625%, 3/1/26	1,200,000	1,171
Sprint Corp., 7.875%, 9/15/23	6,190,000	6,322
Symantec Corp., 5.000%, 4/15/25 144A	1,075,000	1,084
TEGNA, Inc., 5.125%, 7/15/20	980,000	993
TEGNA, Inc., 5.500%, 9/15/24 144A	495,000	505
TEGNA, Inc., 6.375%, 10/15/23	700,000	727
Telenet Finance Luxembourg Notes Sarl, 5.500%, 3/1/28 144A	3,800,000	3,634
T-Mobile USA, Inc., 4.750%, 2/1/28	275,000	264
T-Mobile USA, Inc., 5.125%, 4/15/25	2,700,000	2,713
T-Mobile USA, Inc., 5.375%, 4/15/27	350,000	354
T-Mobile USA, Inc., 6.000%, 3/1/23	775,000	806
T-Mobile USA, Inc., 6.375%, 3/1/25	1,035,000	1,082
T-Mobile USA, Inc., 6.500%, 1/15/24	425,000	445
T-Mobile USA, Inc., 6.500%, 1/15/26	875,000	930
T-Mobile USA, Inc., 6.625%, 4/1/23	1,375,000	1,421
T-Mobile USA, Inc., 6.836%, 4/28/23	225,000	233
Tribune Media Co., 5.875%, 7/15/22	3,050,000	3,092
Unitymedia Hessen GmbH & Co., KG / Unitymedia NRW GmbH, 5.000%, 1/15/25 144A	1,250,000	1,272
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 144A	2,525,000	2,648
VeriSign, Inc., 4.750%, 7/15/27	550,000	527
VeriSign, Inc., 5.250%, 4/1/25	350,000	355
Virgin Media Finance PLC, 5.750%, 1/15/25 144A	2,350,000	2,250
Virgin Media Secured Finance PLC, 5.250%, 1/15/26 144A	3,175,000	3,056
Virgin Media Secured Finance PLC, 5.500%, 8/15/26 144A	425,000	413
Ziggo Bond Finance BV, 5.875%, 1/15/25 144A	625,000	591
Ziggo Bond Finance BV, 6.000%, 1/15/27 144A	1,225,000	1,142
Ziggo Secured Finance BV, 5.500%, 1/15/27 144A	2,425,000	2,279

Total		142,655

Consumer, Cyclical (12.9%)
Adient Global Holdings, Ltd., 4.875%, 8/15/26 144A	2,050,000	1,937
Allison Transmission, Inc., 5.000%, 10/1/24 144A	500,000	496
American Axle & Manufacturing, Inc., 6.500%, 4/1/27	2,450,000	2,450
American Builders & Contractors Supply Co., Inc., 5.625%, 4/15/21 144A	1,083,000	1,098
American Builders & Contractors Supply Co., Inc., 5.750%, 12/15/23 144A	125,000	128

Corporate Bonds (96.2%)	Shares/ $ Par	Value $ (000’s)

Consumer, Cyclical continued
Aramark Services, Inc., 5.000%, 4/1/25 144A	1,450,000	1,461
Aramark Services, Inc., 5.000%, 2/1/28 144A	1,525,000	1,493
Aramark Services, Inc., 5.125%, 1/15/24	1,525,000	1,555
Argos Merger Sub, Inc., 7.125%, 3/15/23 144A	3,650,000	2,071
BCD Acquisition, Inc., 9.625%, 9/15/23 144A	1,750,000	1,890
Beacon Escrow Corp., 4.875%, 11/1/25 144A	800,000	762
Beacon Roofing Supply, Inc., 6.375%, 10/1/23	625,000	656
Boyd Gaming Corp., 6.375%, 4/1/26	775,000	811
Boyd Gaming Corp., 6.875%, 5/15/23	2,050,000	2,163
Boyne USA, Inc., 7.250%, 5/1/25 144A	275,000	282
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	2,280,000	2,311
CRC Escrow Issuer LLC / CRC Finco, Inc., 5.250%, 10/15/25 144A	4,525,000	4,338
Dana Financing Luxembourg Sarl, 5.750%, 4/15/25 144A	400,000	407
Dana Financing Luxembourg Sarl, 6.500%, 6/1/26 144A	2,025,000	2,106
Eldorado Resorts, Inc., 6.000%, 4/1/25	1,800,000	1,827
EMI Music Publishing Group North America Holdings, Inc., 7.625%, 6/15/24 144A	1,800,000	1,949
Ferrellgas LP / Ferrellgas Finance Corp., 6.500%, 5/1/21	850,000	814
Ferrellgas LP / Ferrellgas Finance Corp., 6.750%, 1/15/22	2,300,000	2,179
Ferrellgas LP / Ferrellgas Finance Corp., 6.750%, 6/15/23	1,375,000	1,251
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	175,000	181
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	500,000	508
The Goodyear Tire & Rubber Co., 4.875%, 3/15/27	375,000	361
The Goodyear Tire & Rubber Co., 5.000%, 5/31/26	1,150,000	1,118
The Goodyear Tire & Rubber Co., 5.125%, 11/15/23	350,000	352
Hanesbrands, Inc., 4.875%, 5/15/26 144A	1,100,000	1,067
HD Supply, Inc., 5.750%, 4/15/24 144A	375,000	395
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	725,000	724
JB Poindexter & Co., Inc., 9.000%, 4/1/22 144A	842,000	868
KAR Auction Services, Inc., 5.125%, 6/1/25 144A	1,425,000	1,418
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.750%, 6/1/27 144A	550,000	530
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.000%, 6/1/24 144A	800,000	795
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.250%, 6/1/26 144A	1,600,000	1,594
Live Nation Entertainment, Inc., 4.875%, 11/1/24 144A	600,000	585
Live Nation Entertainment, Inc., 5.625%, 3/15/26 144A	500,000	506
MGM Resorts International, 6.000%, 3/15/23	2,525,000	2,651
MGM Resorts International, 6.625%, 12/15/21	1,040,000	1,122
MGM Resorts International, 6.750%, 10/1/20	510,000	542
Michaels Stores, Inc., 5.875%, 12/15/20 144A	1,875,000	1,898
Mohegan Tribal Gaming Authority, 7.875%, 10/15/24 144A	2,250,000	2,239
New Red Finance, Inc., 4.250%, 5/15/24 144A	475,000	454
New Red Finance, Inc., 5.000%, 10/15/25 144A	4,525,000	4,309

High Yield Bond Portfolio

Corporate Bonds (96.2%)	Shares/ $ Par	Value $ (000’s)

Consumer, Cyclical continued
Party City Holdings, Inc., 6.125%, 8/15/23 144A	2,600,000	2,649
Penn National Gaming, Inc., 5.625%, 1/15/27 144A	1,150,000	1,104
Performance Food Group, Inc., 5.500%, 6/1/24 144A	325,000	327
PetSmart, Inc., 8.875%, 6/1/25 144A	675,000	385
Pinnacle Entertainment, Inc., 5.625%, 5/1/24	2,225,000	2,325
Red Rock Resorts, Inc., 5.000%, 10/1/25 144A	1,675,000	1,591
Rite Aid Corp., 6.125%, 4/1/23 144A	2,025,000	2,043
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21 144A	1,950,000	1,882
Sabre GLBL, Inc., 5.375%, 4/15/23 144A	1,275,000	1,286
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	2,225,000	2,200
Schaeffler Verwaltung Zwei GmbH, 4.500%, 9/15/23 144A(c)	375,000	364
Schaeffler Verwaltung Zwei GmbH, 4.750%, 9/15/26 144A(c)	3,325,000	3,204
The Scotts Miracle-Gro Co., 5.250%, 12/15/26	100,000	99
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC, 5.875%, 5/15/21 144A	3,865,000	3,865
Seminole Tribe of Florida, Inc., 7.804%, 10/1/20 144A	1,320,000	1,320
Six Flags Entertainment Corp., 4.875%, 7/31/24 144A	850,000	828
Six Flags Entertainment Corp., 5.500%, 4/15/27 144A	3,725,000	3,688
Springs Industries, Inc., 6.250%, 6/1/21	980,000	993
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.500%, 6/1/24	3,425,000	3,297
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.750%, 3/1/25	275,000	264
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.875%, 3/1/27	900,000	853
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp., 5.875%, 5/15/25 144A	1,700,000	1,619
TI Group Automotive Systems LLC, 8.750%, 7/15/23 144A	899,000	944
VOC Escrow, Ltd., 5.000%, 2/15/28 144A	1,250,000	1,188
WMG Acquisition Corp., 4.875%, 11/1/24 144A	450,000	447
WMG Acquisition Corp., 5.000%, 8/1/23 144A	250,000	250
WMG Acquisition Corp., 5.500%, 4/15/26 144A	500,000	503
Wyndham Hotels & Resorts, Inc., 5.375%, 4/15/26 144A	1,750,000	1,750
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 5/15/27 144A	1,200,000	1,178

Total		103,098

Consumer, Non-cyclical (20.9%)
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	575,000	582
Acadia Healthcare Co., Inc., 6.500%, 3/1/24	3,000,000	3,120
Air Medical Merger Sub Corp., 6.375%, 5/15/23 144A	3,025,000	2,866
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertsons’s LLC, 5.750%, 3/15/25	2,725,000	2,324
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertsons’s LLC, 6.625%, 6/15/24	1,600,000	1,434
AmSurg Corp., 5.625%, 7/15/22	1,275,000	1,281
Avantor, Inc., 6.000%, 10/1/24 144A	825,000	821
Avantor, Inc., 9.000%, 10/1/25 144A	2,250,000	2,204

Corporate Bonds (96.2%)	Shares/ $ Par	Value $ (000’s)

Consumer, Non-cyclical continued
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.250%, 3/15/25 144A	725,000	692
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 6.375%, 4/1/24 144A	1,400,000	1,417
Charles River Laboratories International, Inc., 5.500%, 4/1/26 144A	600,000	610
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	800,000	744
CHS / Community Health Systems, Inc., 6.250%, 3/31/23	1,550,000	1,428
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	2,760,000	1,597
Crimson Merger Sub, Inc., 6.625%, 5/15/22 144A	7,475,000	7,288
DaVita HealthCare Partners, Inc., 5.750%, 8/15/22	425,000	436
Eagle Holding Co. II LLC, 7.625%, 5/15/22 144A(c)	1,475,000	1,486
Endo Finance LLC / Endo Finco, Inc., 6.000%, 2/1/25 144A	2,875,000	2,063
Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.000%, 7/15/23 144A	1,850,000	1,397
Envision Healthcare Corp., 5.125%, 7/1/22 144A	2,280,000	2,269
First Quality Finance Co., Inc., 4.625%, 5/15/21 144A	3,235,000	3,219
First Quality Finance Co., Inc., 5.000%, 7/1/25 144A	425,000	407
Gartner, Inc., 5.125%, 4/1/25 144A	850,000	850
GW Honos Security Corp., 8.750%, 5/15/25 144A	2,200,000	2,305
HCA Healthcare, Inc., 6.250%, 2/15/21	1,385,000	1,454
HCA, Inc., 4.500%, 2/15/27	1,050,000	1,013
HCA, Inc., 5.000%, 3/15/24	2,575,000	2,601
HCA, Inc., 5.250%, 6/15/26	450,000	456
HCA, Inc., 5.375%, 2/1/25	2,250,000	2,256
HCA, Inc., 5.875%, 3/15/22	1,475,000	1,554
HCA, Inc., 5.875%, 5/1/23	2,520,000	2,608
HCA, Inc., 5.875%, 2/15/26	2,825,000	2,874
HCA, Inc., 6.500%, 2/15/20	1,485,000	1,557
Hearthside Group Holdings LLC / Hearthside Finance Co., 6.500%, 5/1/22 144A	2,000,000	1,995
The Hertz Corp., 5.500%, 10/15/24 144A	1,000,000	845
The Hertz Corp., 7.625%, 6/1/22 144A	975,000	986
Hologic, Inc., 4.375%, 10/15/25 144A	825,000	796
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23 144A	6,000,000	6,068
Lamb Weston Holdings, Inc., 4.875%, 11/1/26 144A	1,225,000	1,214
LifePoint Health, Inc., 5.375%, 5/1/24	325,000	318
LifePoint Hospitals, Inc., 5.500%, 12/1/21	1,415,000	1,429
Mallinckrodt International Finance SA, 4.750%, 4/15/23	1,850,000	1,415
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.500%, 4/15/25 144A	2,975,000	2,309
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23 144A	1,550,000	1,240
Matthews International Corp., 5.250%, 12/1/25 144A	875,000	862
MEDNAX, Inc., 5.250%, 12/1/23 144A	425,000	427
MPH Acquisition Holdings LLC, 7.125%, 6/1/24 144A	5,600,000	5,782
New Amethyst Corp., 6.250%, 12/1/24 144A	1,925,000	1,988
The Nielsen Co. (Luxembourg) Sarl, 5.000%, 2/1/25 144A	1,175,000	1,159
Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 4/15/22 144A	4,000,000	3,997

High Yield Bond Portfolio

Corporate Bonds (96.2%)	Shares/ $ Par	Value $ (000’s)

Consumer, Non-cyclical continued
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.875%, 1/15/24	475,000	492
Polaris Intermediate Corp., 8.500%, 12/1/22 144A(c)	1,975,000	2,015
Post Holdings, Inc., 5.000%, 8/15/26 144A	2,100,000	1,995
Post Holdings, Inc., 5.500%, 3/1/25 144A	1,275,000	1,256
Post Holdings, Inc., 5.625%, 1/15/28 144A	975,000	931
Post Holdings, Inc., 5.750%, 3/1/27 144A	3,500,000	3,456
Prestige Brands, Inc., 5.375%, 12/15/21 144A	3,475,000	3,501
Prestige Brands, Inc., 6.375%, 3/1/24 144A	2,325,000	2,377
Ritchie Bros. Auctioneers, Inc., 5.375%, 1/15/25 144A	575,000	575
The ServiceMaster Co. LLC, 5.125%, 11/15/24 144A	2,525,000	2,443
Spectrum Brands, Inc., 5.750%, 7/15/25	725,000	740
Spectrum Brands, Inc., 6.125%, 12/15/24	2,975,000	3,064
Sterigenics-Nordion Holdings LLC, 6.500%, 5/15/23 144A	4,150,000	4,181
Sterigenics-Nordion Topco LLC, 8.125%, 11/1/21 144A(c)	2,900,000	2,915
Surgery Center Holdings, 6.750%, 7/1/25 144A	2,700,000	2,619
Team Health Holdings, Inc., 6.375%, 2/1/25 144A	5,350,000	4,588
Teleflex, Inc., 4.625%, 11/15/27	450,000	433
Teleflex, Inc., 5.250%, 6/15/24	1,750,000	1,789
Tenet Healthcare Corp., 4.500%, 4/1/21	830,000	823
Tenet Healthcare Corp., 4.625%, 7/15/24 144A	850,000	817
Tenet Healthcare Corp., 6.750%, 6/15/23	3,350,000	3,279
Tenet Healthcare Corp., 7.500%, 1/1/22 144A	700,000	738
Tenet Healthcare Corp., 8.125%, 4/1/22	180,000	188
THC Escrow Corp. III, 5.125%, 5/1/25 144A	2,400,000	2,307
THC Escrow Corp. III, 7.000%, 8/1/25 144A	575,000	566
United Rentals North America, Inc., 4.875%, 1/15/28	2,075,000	2,002
United Rentals North America, Inc., 5.500%, 7/15/25	475,000	486
United Rentals North America, Inc., 5.500%, 5/15/27	1,750,000	1,763
United Rentals North America, Inc., 5.875%, 9/15/26	1,225,000	1,274
US Foods, Inc., 5.875%, 6/15/24 144A	2,800,000	2,863
Valeant Pharmaceuticals International, Inc., 5.500%, 3/1/23 144A	2,700,000	2,359
Valeant Pharmaceuticals International, Inc., 5.500%, 11/1/25 144A	725,000	706
Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21 144A	905,000	864
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 144A	3,225,000	2,862
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25 144A	5,575,000	4,811
Valeant Pharmaceuticals International, Inc., 6.500%, 3/15/22 144A	300,000	310
Valeant Pharmaceuticals International, Inc., 7.000%, 3/15/24 144A	875,000	912
Valeant Pharmaceuticals International, Inc., 7.250%, 7/15/22 144A	500,000	500
Valeant Pharmaceuticals International, Inc., 9.000%, 12/15/25 144A	800,000	795
Valeant Pharmaceuticals International, Inc., 9.250%, 4/1/26 144A	275,000	274
Vizient, Inc., 10.375%, 3/1/24 144A	2,775,000	3,073
West Street Merger Sub, Inc., 6.375%, 9/1/25 144A	1,625,000	1,548

Total		167,533

Corporate Bonds (96.2%)	Shares/ $ Par	Value $ (000’s)

Energy (13.0%)
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.500%, 5/1/25 144A	925,000	971
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24	2,000,000	2,015
Antero Resources Corp., 5.000%, 3/1/25	375,000	376
Antero Resources Corp., 5.125%, 12/1/22	465,000	468
Antero Resources Corp., 5.375%, 11/1/21	730,000	743
Antero Resources Corp., 5.625%, 6/1/23	1,225,000	1,249
Ascent Resources - Utica LLC / AEU Finance Corp., 1.000%, 4/1/22 144A	2,075,000	2,241
Berry Petroleum Co. LLC, 7.000%, 2/15/26 144A	925,000	932
Callon Petroleum Co., 6.125%, 10/1/24	1,502,000	1,536
Carrizo Oil & Gas, Inc., 6.250%, 4/15/23	1,725,000	1,725
Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	37,000	38
Carrizo Oil & Gas, Inc., 8.250%, 7/15/25	425,000	446
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	575,000	571
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	1,725,000	1,805
Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	1,025,000	1,134
Cheniere Energy Partners LP, 5.250%, 10/1/25 144A	2,850,000	2,811
Chesapeake Energy Corp., 5.375%, 6/15/21	400,000	389
Chesapeake Energy Corp., 5.750%, 3/15/23	225,000	203
Chesapeake Energy Corp., 8.000%, 12/15/22 144A	805,000	849
Chesapeake Energy Corp., 8.000%, 1/15/25 144A	425,000	411
Chesapeake Energy Corp., 8.000%, 6/15/27 144A	2,175,000	2,077
CNX Midstream Finance Corp., 6.500%, 3/15/26 144A	1,525,000	1,504
Coeur Mining, Inc., 5.875%, 6/1/24	1,850,000	1,841
Continental Resources, Inc., 4.500%, 4/15/23	1,175,000	1,188
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25 144A	2,700,000	2,673
CVR Refining LLC / Coffeyville Finance, Inc., 6.500%, 11/1/22	3,150,000	3,213
Diamondback Energy, Inc., 5.375%, 5/31/25	575,000	584
Endeavor Energy Resources LP / EER Finance, Inc., 5.500%, 1/30/26 144A	375,000	373
Endeavor Energy Resources LP / EER Finance, Inc., 5.750%, 1/30/28 144A	750,000	747
Energy Transfer Equity LP, 5.500%, 6/1/27	500,000	501
Energy Transfer Equity LP, 5.875%, 1/15/24	2,025,000	2,091
Enviva Partners LP / Enviva Partners Finance Corp., 8.500%, 11/1/21	2,850,000	3,014
EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 6/15/23	350,000	178
EP Energy LLC / Everest Acquisition Finance, Inc., 8.000%, 11/29/24 144A	1,275,000	1,281
Gulfport Energy Corp., 6.000%, 10/15/24	550,000	522
Gulfport Energy Corp., 6.375%, 5/15/25	1,025,000	987
Gulfport Energy Corp., 6.375%, 1/15/26	425,000	404
Gulfport Energy Corp., 6.625%, 5/1/23	875,000	884
Holly Energy Partners LP / Holly Energy Finance Corp., 6.000%, 8/1/24 144A	2,875,000	2,932
Laredo Petroleum, Inc., 5.625%, 1/15/22	1,025,000	1,017
Laredo Petroleum, Inc., 6.250%, 3/15/23	400,000	401
NuStar Logistics LP, 5.625%, 4/28/27	2,400,000	2,328

High Yield Bond Portfolio

Corporate Bonds (96.2%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Oasis Petroleum, Inc., 6.500%, 11/1/21	1,395,000	1,416
Oasis Petroleum, Inc., 6.875%, 3/15/22	645,000	654
Parsley Energy LLC / Parsley Finance Corp., 5.250%, 8/15/25 144A	425,000	421
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25 144A	450,000	449
Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/27 144A	1,225,000	1,225
Parsley Energy LLC / Parsley Finance Corp., 6.250%, 6/1/24 144A	300,000	311
PDC Energy, Inc., 5.750%, 5/15/26 144A	800,000	786
PDC Energy, Inc., 6.125%, 9/15/24	575,000	587
Peabody Securities Finance Corp., 6.000%, 3/31/22 144A	300,000	306
Peabody Securities Finance Corp., 6.375%, 3/31/25 144A	1,325,000	1,375
Precision Drilling Corp., 5.250%, 11/15/24	225,000	211
Precision Drilling Corp., 6.500%, 12/15/21	254,000	256
Precision Drilling Corp., 7.125%, 1/15/26 144A	700,000	693
Precision Drilling Corp., 7.750%, 12/15/23	1,000,000	1,039
QEP Resources, Inc., 5.250%, 5/1/23	575,000	553
QEP Resources, Inc., 5.625%, 3/1/26	525,000	495
Range Resources Corp., 4.875%, 5/15/25	1,000,000	928
Range Resources Corp., 5.750%, 6/1/21	955,000	974
RSP Permian, Inc., 5.250%, 1/15/25	750,000	775
RSP Permian, Inc., 6.625%, 10/1/22	750,000	784
SESI LLC, 7.125%, 12/15/21	1,400,000	1,426
SESI LLC, 7.750%, 9/15/24 144A	2,175,000	2,251
Shelf Drilling Holdings, Ltd., 8.250%, 2/15/25 144A	850,000	852
SM Energy Co., 5.625%, 6/1/25	600,000	569
SM Energy Co., 6.500%, 1/1/23	665,000	662
SM Energy Co., 6.750%, 9/15/26	725,000	718
Southwestern Energy Co., 4.100%, 3/15/22	1,025,000	981
Southwestern Energy Co., 7.500%, 4/1/26	300,000	303
Southwestern Energy Co., 7.750%, 10/1/27	1,775,000	1,806
SRC Energy, Inc., 6.250%, 12/1/25 144A	1,775,000	1,779
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 8/15/22	2,355,000	2,296
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 4/15/25	2,275,000	2,167
Sunoco LP / Sunoco Finance Corp., 4.875%, 1/15/23 144A	150,000	145
Sunoco LP / Sunoco Finance Corp., 5.500%, 2/15/26 144A	550,000	531
Sunoco LP / Sunoco Finance Corp., 5.875%, 3/15/28 144A	900,000	870
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.000%, 1/15/28 144A	1,400,000	1,335
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	1,025,000	1,020
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.375%, 2/1/27	2,150,000	2,142
TerraForm Power Operating LLC, 4.250%, 1/31/23 144A	175,000	168
TerraForm Power Operating LLC, 5.000%, 1/31/28 144A	2,300,000	2,182

Corporate Bonds (96.2%)	Shares/ $ Par	Value $ (000’s)

Energy continued
TerraForm Power Operating LLC, 6.625%, 6/15/25 144A	950,000	1,021
Tesoro Corp., 5.375%, 10/1/22	555,000	569
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.250%, 1/15/25	725,000	737
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.250%, 10/15/22	503,000	528
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.375%, 5/1/24	575,000	611
TransMontaigne Partners LP / TLP Finance Corp., 6.125%, 2/15/26	900,000	902
Ultra Resources, Inc., 6.875%, 4/15/22 144A	350,000	305
Ultra Resources, Inc., 7.125%, 4/15/25 144A	1,325,000	1,087
USA Compression Finance Corp., 6.875%, 4/1/26 144A	1,550,000	1,573
Weatherford International LLC, 6.800%, 6/15/37	400,000	284
Weatherford International, Ltd., 7.000%, 3/15/38	1,400,000	1,015
Weatherford International, Ltd., 8.250%, 6/15/23	1,575,000	1,370
Whiting Petroleum Corp., 5.750%, 3/15/21	410,000	414
Whiting Petroleum Corp., 6.250%, 4/1/23	1,150,000	1,164
Whiting Petroleum Corp., 6.625%, 1/15/26 144A	600,000	605
WPX Energy, Inc., 5.250%, 9/15/24	1,125,000	1,108
WPX Energy, Inc., 6.000%, 1/15/22	375,000	385
WPX Energy, Inc., 7.500%, 8/1/20	84,000	90
WPX Energy, Inc., 8.250%, 8/1/23	350,000	392

Total		104,254

Financial (5.7%)
Acrisure LLC / Acrisure Finance, Inc., 7.000%, 11/15/25 144A	2,700,000	2,592
Ally Financial, Inc., 3.750%, 11/18/19	1,950,000	1,955
Ally Financial, Inc., 4.125%, 2/13/22	400,000	398
Ally Financial, Inc., 5.750%, 11/20/25	3,725,000	3,838
AssuredPartners, Inc., 7.000%, 8/15/25 144A	2,575,000	2,543
Hub Holdings LLC / Hub Holdings Finance, Inc., 8.125%, 7/15/19 144A(c)	1,060,000	1,061
HUB International, Ltd., 7.875%, 10/1/21 144A	6,065,000	6,277
Iron Mountain, Inc., 5.750%, 8/15/24	425,000	412
KIRS Midco 3 PLC, 8.625%, 7/15/23 144A	2,150,000	2,220
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	475,000	489
National Financial Partners Corp., 6.875%, 7/15/25 144A	2,725,000	2,705
Navient Corp., 5.500%, 1/25/23	500,000	491
Navient Corp., 5.875%, 10/25/24	2,200,000	2,156
Navient Corp., 6.125%, 3/25/24	2,050,000	2,042
Navient Corp., 6.500%, 6/15/22	200,000	207
Navient Corp., 6.750%, 6/25/25	325,000	329
Navient Corp., 7.250%, 9/25/23	1,150,000	1,202
Quicken Loans, Inc., 5.250%, 1/15/28 144A	950,000	888
Quicken Loans, Inc., 5.750%, 5/1/25 144A	4,350,000	4,339
RHP Hotel Properties LP / RHP Finance Corp., 5.000%, 4/15/23	325,000	326
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 6/1/25 144A	3,875,000	3,870
Trident Merger Sub, Inc., 6.625%, 11/1/25 144A	1,925,000	1,877
USIS Merger Sub, Inc., 6.875%, 5/1/25 144A	2,975,000	2,975

High Yield Bond Portfolio

Corporate Bonds (96.2%)	Shares/ $ Par	Value $ (000’s)

Financial continued
Vantiv LLC, 4.375%, 11/15/25 144A	325,000	314

Total		45,506

Industrial (11.1%)
ARD Finance SA, 7.125%, 9/15/23(c)	3,275,000	3,394
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 5/15/23 144A	525,000	527
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 6/30/21 144A	1,475,000	1,504
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 2/15/25 144A	2,100,000	2,110
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 5/15/24 144A	2,000,000	2,127
Avolon Holdings Funding, Ltd., 5.500%, 1/15/23 144A	200,000	198
Berry Plastics Corp., 5.125%, 7/15/23	1,150,000	1,163
Berry Plastics Corp., 5.500%, 5/15/22	4,205,000	4,315
Berry Plastics Corp., 6.000%, 10/15/22	275,000	284
BWAY Holding Co., 5.500%, 4/15/24 144A	2,175,000	2,189
BWAY Holding Co., 7.250%, 4/15/25 144A	4,950,000	5,049
CD&R Waterworks Merger Sub LLC, 6.125%, 8/15/25 144A	1,050,000	1,026
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.750%, 2/1/26 144A	1,175,000	1,137
Engility Corp., 8.875%, 9/1/24	1,475,000	1,534
Flex Acquisition Co., Inc., 6.875%, 1/15/25 144A	5,000,000	4,950
Gates Global LLC / Gates Global Co., 6.000%, 7/15/22 144A	1,951,000	1,983
The Hillman Group, Inc., 6.375%, 7/15/22 144A	3,000,000	2,895
JELD-WEN, Inc., 4.625%, 12/15/25 144A	300,000	288
JELD-WEN, Inc., 4.875%, 12/15/27 144A	175,000	165
JPW Industries Holding Corp., 9.000%, 10/1/24 144A	1,125,000	1,180
Koppers, Inc., 6.000%, 2/15/25 144A	1,150,000	1,175
Masonite International Corp., 5.625%, 3/15/23 144A	800,000	823
Multi-Color Corp., 4.875%, 11/1/25 144A	450,000	421
Multi-Color Corp., 6.125%, 12/1/22 144A	3,125,000	3,219
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25 144A	1,975,000	1,982
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23 144A	500,000	517
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25 144A	325,000	342
Park Aerospace Holdings, Ltd., 4.500%, 3/15/23 144A	550,000	521
Park Aerospace Holdings, Ltd., 5.250%, 8/15/22 144A	425,000	416
Park Aerospace Holdings, Ltd., 5.500%, 2/15/24 144A	5,650,000	5,480
Pisces Midco, Inc., 8.000%, 4/15/26 144A	925,000	925
Ply Gem Industries, Inc., 6.500%, 2/1/22	1,750,000	1,804
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU, 5.750%, 10/15/20	3,057,535	3,096
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU, 6.875%, 2/15/21	268,566	272
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU, 7.000%, 7/15/24 144A	2,575,000	2,696
Sealed Air Corp., 4.875%, 12/1/22 144A	1,375,000	1,389
Sealed Air Corp., 5.125%, 12/1/24 144A	1,950,000	1,984
Standard Industries, Inc., 5.000%, 2/15/27 144A	2,900,000	2,815

Corporate Bonds (96.2%)	Shares/ $ Par	Value $ (000’s)

Industrial continued
Standard Industries, Inc., 6.000%, 10/15/25 144A	1,275,000	1,307
Tervita Escrow Corp., 7.625%, 12/1/21 144A	1,900,000	1,928
Titan Acquisition, Ltd. / Titan Co-Borrower LLC, 7.750%, 4/15/26 144A	1,625,000	1,620
TransDigm, Inc., 6.000%, 7/15/22	520,000	530
TransDigm, Inc., 6.375%, 6/15/26	1,575,000	1,587
TransDigm, Inc., 6.500%, 7/15/24	4,875,000	4,997
TransDigm, Inc., 6.500%, 5/15/25	300,000	303
TTM Technologies, Inc., 5.625%, 10/1/25 144A	1,675,000	1,667
USG Corp., 4.875%, 6/1/27 144A	1,225,000	1,237
WESCO Distribution, Inc., 5.375%, 12/15/21	2,780,000	2,825
WESCO Distribution, Inc., 5.375%, 6/15/24	1,750,000	1,757
Wrangler Buyer Corp., 6.000%, 10/1/25 144A	1,000,000	983

Total		88,636

Other Holdings (–%)
General Motors Co. Escrow, 7.200%, 1/15/15(d),(l),*	610,000	-
General Motors Co. Escrow, 8.375%, 7/15/49(d),(l),*	4,865,000	-

Total		-

Technology (8.2%)
BMC Software Finance, Inc., 8.125%, 7/15/21 144A	4,050,000	4,045
CDW LLC / CDW Finance Corp., 5.000%, 9/1/25	450,000	448
CDW LLC / CDW Finance Corp., 5.500%, 12/1/24	2,075,000	2,164
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.875%, 6/15/21 144A	450,000	461
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 6/15/24 144A	3,025,000	3,229
Entegris, Inc., 4.625%, 2/10/26 144A	2,275,000	2,218
First Data Corp., 5.375%, 8/15/23 144A	2,450,000	2,493
First Data Corp., 5.750%, 1/15/24 144A	4,600,000	4,629
First Data Corp., 7.000%, 12/1/23 144A	2,400,000	2,523
IMS Health, Inc., 5.000%, 10/15/26 144A	1,625,000	1,616
Inception Merger Sub, Inc. / Rackspace Hosting, Inc., 8.625%, 11/15/24 144A	3,675,000	3,629
Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, 5/1/21 144A(c)	4,760,000	4,808
Infor US, Inc., 6.500%, 5/15/22	3,625,000	3,688
Informatica LLC, 7.125%, 7/15/23 144A	2,775,000	2,768
JDA Escrow LLC / JDA Bond Finance, Inc., 7.375%, 10/15/24 144A	3,125,000	3,234
MSCI, Inc., 5.250%, 11/15/24 144A	300,000	306
MSCI, Inc., 5.750%, 8/15/25 144A	1,100,000	1,149
NCR Corp., 4.625%, 2/15/21	675,000	672
NCR Corp., 5.000%, 7/15/22	635,000	635
NCR Corp., 5.875%, 12/15/21	2,150,000	2,188
NCR Corp., 6.375%, 12/15/23	520,000	539
Nuance Communications, Inc., 5.375%, 8/15/20 144A	1,072,000	1,079
Nuance Communications, Inc., 5.625%, 12/15/26	1,675,000	1,646
Nuance Communications, Inc., 6.000%, 7/1/24	1,375,000	1,409
Qorvo, Inc., 7.000%, 12/1/25	300,000	326
Riverbed Technology, Inc., 8.875%, 3/1/23 144A	2,550,000	2,423
Sensata Technologies BV, 5.625%, 11/1/24 144A	1,250,000	1,306
Sensata Technologies UK Financing Co. PLC, 6.250%, 2/15/26 144A	425,000	447
Solera LLC / Solera Finance, Inc., 10.500%, 3/1/24 144A	3,325,000	3,699

High Yield Bond Portfolio

Corporate Bonds (96.2%)	Shares/ $ Par	Value $ (000’s)

Technology continued
Sophia LP / Sophia Finance, Inc., 9.000%, 9/30/23 144A	2,625,000	2,756
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23	1,500,000	1,580
Western Digital Corp., 4.750%, 2/15/26	1,350,000	1,347

Total		65,460

Utilities (1.9%)
AmeriGas Partners LP / AmeriGas Finance Corp., 5.500%, 5/20/25	350,000	338
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	825,000	820
AmeriGas Partners LP / AmeriGas Finance Corp., 5.750%, 5/20/27	550,000	526
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	2,775,000	2,713
Calpine Corp., 5.250%, 6/1/26 144A	550,000	531
Calpine Corp., 5.375%, 1/15/23	2,800,000	2,680
Calpine Corp., 5.750%, 1/15/25	1,375,000	1,258
Calpine Corp., 6.000%, 1/15/22 144A	455,000	466
NRG Energy, Inc., 5.750%, 1/15/28 144A	225,000	220
NRG Energy, Inc., 6.250%, 7/15/22	1,450,000	1,493

Corporate Bonds (96.2%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
NRG Energy, Inc., 6.250%, 5/1/24	1,750,000	1,802
NRG Energy, Inc., 6.625%, 1/15/27	925,000	946
NRG Energy, Inc., 7.250%, 5/15/26	1,150,000	1,219

Total		15,012

Total Corporate Bonds
(Cost: $778,087)		769,617

Short-Term Investments (2.8%)

Money Market Funds (2.8%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.580%#	22,229,797	22,230

Total		22,230

Total Short-Term Investments
(Cost: $22,230)		22,230

Total Investments (99.0%)
(Cost: $800,317)(a)		791,847

Other Assets, Less
Liabilities (1.0%)		8,164

Net Assets (100.0%)		800,011

*	Non-Income Producing

#	7-Day yield as of March 31, 2018.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018 the value of these securities (in thousands) was $473,039 representing 59.2% of the net assets.

(a)	At March 31, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $800,317 and the net unrealized depreciation of investments based on that cost was $8,470 which is comprised of $12,241 aggregate gross unrealized appreciation and $20,711 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(c)	PIK — Payment In Kind. PIK rates of Schaeffler Verwaltung Zwei GmbH 5.250%, Schaeffler Verwaltung Zwei GmbH 5.500%, Eagle Holding Co. II LLC 8.375%, Polaris Intermediate Corp. 9.250%, Sterigenics-Nordion Topco LLC 8.875%, Hub Holdings LLC / Hub Holdings Finance, Inc. 8.875%, ARD Finance SA 7.875%, Infor Software Parent LLC / Infor Software Parent, Inc. 7.875%.

(d)	Defaulted Security

(l)	Security valued using significant unobservable inputs.

High Yield Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2018.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Corporate Bonds	$-	$769,617	$-
Short-Term Investments	22,230	-	-
Total Assets:	$22,230	$769,617	$-

Multi-Sector Bond Portfolio

Schedule of Investments

March 31, 2018 (unaudited)

Corporate Bonds (51.5%)	Shares/ Par	Value $ (000’s)

Basic Materials (0.5%)
FMG Resources August 2006 PTY, Ltd., 9.750%, 3/1/22 144A	1,800,000	1,983
Georgia-Pacific LLC, 8.875%, 5/15/31(k)	200,000	302
Ineos Finance PLC, 4.000%, 5/1/23 144A EUR(f)	1,500,000	1,884
Solvay Finance America LLC, 4.450%, 12/3/25 144A	200,000	207
Suzano Austria GmbH, 7.000%, 3/16/47 144A	200,000	227

Total		4,603

Communications (8.6%)
Altice Financing SA, 5.250%, 2/15/23 EUR(f)	2,800,000	3,553
Altice Financing SA, 6.625%, 2/15/23 144A	2,427,000	2,403
Altice Financing SA, 7.500%, 5/15/26 144A	1,200,000	1,176
Altice Luxembourg SA, 6.250%, 2/15/25 EUR(f)	1,500,000	1,710
Altice Luxembourg SA, 7.625%, 2/15/25 144A	1,600,000	1,368
Altice SA, 7.250%, 5/15/22 EUR(b),(f)	4,900,000	5,848
AT&T, Inc., 3.400%, 5/15/25(b)	1,000,000	963
AT&T, Inc., 4.900%, 8/14/37(k)	200,000	201
AT&T, Inc., 5.300%, 8/14/58(k)	6,200,000	6,240
Baidu, Inc., 3.875%, 9/29/23(k)	200,000	200
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.200%, 3/15/28(b)	1,700,000	1,626
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22(b)	2,400,000	2,452
CommScope Technologies LLC, 5.000%, 3/15/27 144A	100,000	95
Deutsche Telekom International Finance BV, 8.750%, 6/15/30(b)	700,000	989
DISH DBS Corp., 5.125%, 5/1/20(b)	1,442,000	1,440
DISH DBS Corp., 6.750%, 6/1/21(b)	3,200,000	3,232
DISH DBS Corp., 7.875%, 9/1/19(k)	100,000	105
Koninklijke KPN NV, 5.750%, 9/17/29 GBP(f)	750,000	1,310
Qwest Corp., 7.250%, 9/15/25(b)	500,000	539
SFR Group SA, 5.375%, 5/15/22 EUR(f)	1,800,000	2,253
SFR Group SA, 5.625%, 5/15/24 EUR(f)	200,000	249
SFR Group SA, 6.250%, 5/15/24 144A	3,000,000	2,828
SFR Group SA, 7.375%, 5/1/26 144A(k)	6,000,000	5,715
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 5.152%, 3/20/28 144A	1,300,000	1,307
TDC A/S, 5.625%, 2/23/23 GBP(f)	100,000	157
Telenet Finance Luxembourg Notes, 3.500%, 3/1/28 144A EUR(f)	1,100,000	1,323
Time Warner Cable LLC, 5.875%, 11/15/40(k)	300,000	313
Time Warner Cable LLC, 6.750%, 6/15/39(k)	200,000	227
UPCB Finance IV, Ltd., 4.000%, 1/15/27 EUR(f)	350,000	443
UPCB Finance VII, Ltd., 3.625%, 6/15/29 EUR(f)	2,800,000	3,340
Verizon Communications, Inc., 4.522%, 9/15/48(k)	100,000	96
Verizon Communications, Inc., 4.672%, 3/15/55(b)	2,150,000	2,043
Verizon Communications, Inc., 5.012%, 4/15/49(b)	2,449,000	2,534
Verizon Communications, Inc., 5.250%, 3/16/37(k)	200,000	215
Virgin Media Investment Holdings, Ltd., 5.125%, 1/15/25 144A GBP(f)	700,000	1,002

Corporate Bonds (51.5%)	Shares/ Par	Value $ (000’s)

Communications continued
Virgin Media Secured Finance PLC, 4.875%, 1/15/27 GBP(f)	3,100,000	4,281
Virgin Media Secured Finance PLC, 5.000%, 4/15/27 144A GBP(f)	500,000	691
Virgin Media Secured Finance PLC, 5.500%, 1/15/25 GBP(f)	189,000	271
Wind Tre SPA, 2.625%, 1/20/23 144A EUR(f)	3,000,000	3,327
Wind Tre SPA, 2.750%, (Euribor 3 Month plus 2.75%), 1/20/24 144A EUR(f)	600,000	682
Wind Tre SPA, 3.125%, 1/20/25 EUR(b),(f)	4,200,000	4,554
Ziggo Secured Finance BV, 4.250%, 1/15/27 144A EUR(f)	500,000	620
Ziggo Secured Finance BV, 4.250%, 1/15/27 EUR(f)	200,000	248

Total		74,169

Consumer, Cyclical (3.9%)
American Airlines Pass Through Trust, Series 2011-1, Class A, 5.250%, 7/31/22(k)	94,061	97
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.700%, 4/1/28(b)	498,420	492
Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/21(k)	189,029	200
Continental Airlines Pass Through Trust, Series 2010, Class A, 4.750%, 7/12/22(k)	57,695	59
CVS Pass-Through Trust, 4.704%, 1/10/36 144A	440,284	437
CVS Pass-Through Trust, 5.926%, 1/10/34 144A	751,667	826
CVS Pass-Through Trust, 7.507%, 1/10/32 144A	79,599	94
DriveTime Automotive Group, Inc., 8.000%, 6/1/21 144A	1,500,000	1,493
Ford Motor Credit Co. LLC, 4.134%, 8/4/25(b)	800,000	786
General Motors Financial Co., Inc., 3.450%, 4/10/22(k)	300,000	298
The Goodyear Tire & Rubber Co., 4.875%, 3/15/27(k)	200,000	192
Hilton Worldwide Finance Corp., 4.875%, 4/1/27(b)	700,000	692
INA-Holding Schaeffler GmbH & Co. KG, 3.750%, 9/15/26 EUR(c),(f),(k)	4,300,000	5,514
Marks & Spencer PLC, 3.000%, 12/8/23 GBP(f)	300,000	428
Melco Resorts Finance, Ltd., 4.875%, 6/6/25 144A	700,000	669
Mitchells & Butlers Finance PLC, 1.056%, (ICE LIBOR GBP 3 Month plus 0.45%), 12/15/30 GBP(f)	1,505,922	1,965
Mitchells & Butlers Finance PLC, 2.575%, (3 Month LIBOR plus 0.45%), 12/15/30(k)	136,902	126
Mitchells & Butlers Finance PLC, 6.469%, 9/15/32 GBP(f)	200,000	330
QVC, Inc., 4.375%, 3/15/23(b)	2,000,000	2,001
QVC, Inc., 5.450%, 8/15/34(b)	800,000	770
Spirit Issuer PLC, 6.582%, 12/28/27 GBP(f)	1,100,000	1,597
Travis Perkins PLC, 4.375%, 9/15/21 GBP(f)	200,000	291
Travis Perkins PLC, 4.500%, 9/7/23 GBP(f)	900,000	1,288
The Unique Pub Finance Co. PLC, 5.659%, 6/30/27 GBP(f)	152,677	237
The Unique Pub Finance Co. PLC, 6.542%, 3/30/21 GBP(f)	595,400	878

Multi-Sector Bond Portfolio

Corporate Bonds (51.5%)	Shares/ Par	Value $ (000’s)

Consumer, Cyclical continued
The Unique Pub Finance Co. PLC, 7.395%, 3/28/24 GBP(f)	400,000	620
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.300%, 8/15/25(k)	82,741	85
US Airways Pass-Through Trust, Series 2012-1, Class A, 5.900%, 4/1/26(b)	1,090,286	1,178
The Virgin Australia 2013-1A Pass Through Trust, 5.000%, 4/23/25 144A	40,900	42
Volkswagen Group of America Finance LLC, 2.125%, 5/23/19 144A	200,000	199
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 5/15/27 144A	800,000	785
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 3/1/25 144A(k)	6,250,000	6,281
ZF North America Capital, Inc., 4.500%, 4/29/22 144A	436,000	442
ZF North America Capital, Inc., 4.750%, 4/29/25 144A	2,232,000	2,257

Total		33,649

Consumer, Non-cyclical (2.8%)
AA Bond Co., Ltd., 2.875%, 7/31/43 GBP(f)	1,000,000	1,358
Amgen, Inc., 4.663%, 6/15/51(b)	1,041,000	1,075
CHS / Community Health Systems, Inc., 5.125%, 8/1/21(k)	200,000	186
Endo Finance LLC, 5.750%, 1/15/22 144A	2,900,000	2,378
Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23 144A	3,200,000	2,424
Greene King Finance PLC, 2.686%, (ICE LIBOR GBP 3 Month plus 2.08%), 3/15/36 GBP(f)	450,000	543
Hamilton College, 4.750%, 7/1/13(k)	100,000	102
HCA, Inc., 4.500%, 2/15/27(k)	100,000	97
HCA, Inc., 4.750%, 5/1/23(b)	2,655,000	2,685
HCA, Inc., 6.500%, 2/15/20(b)	2,000,000	2,098
Mallinckrodt International Finance SA, 4.750%, 4/15/23(b)	700,000	536
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.750%, 8/1/22 144A	400,000	342
Pfizer, Inc., 5.800%, 8/12/23(k)	200,000	226
Tenet Healthcare Corp., 4.500%, 4/1/21(k)	300,000	297
Teva Pharmaceutical Finance Co. BV, 2.950%, 12/18/22(k)	120,000	106
Teva Pharmaceutical Finance Co. BV, 3.650%, 11/10/21(b)	2,600,000	2,447
Teva Pharmaceutical Finance IV BV, 3.650%, 11/10/21(b)	400,000	376
Teva Pharmaceutical Finance Netherlands II BV, 1.250%, 3/31/23 EUR(f)	600,000	668
Teva Pharmaceutical Finance Netherlands III BV, 2.200%, 7/21/21(k)	200,000	180
Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/23(b)	2,300,000	1,948
Teva Pharmaceutical Finance Netherlands III BV, 6.750%, 3/1/28 144A	600,000	592
Valeant Pharmaceuticals International, Inc., 4.500%, 5/15/23 EUR(f)	2,000,000	2,177

Corporate Bonds (51.5%)	Shares/ Par	Value $ (000’s)

Consumer, Non-cyclical continued
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20 144A	1,400,000	1,408

Total		24,249

Diversified (0.5%)
Co-operative Group Holdings 2011, Ltd., 6.875%, 7/8/20 GBP(f)	700,000	1,068
Co-operative Group Holdings 2011, Ltd., 7.500%, 7/8/26 GBP(f)	1,700,000	2,910

Total		3,978

Energy (9.8%)
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 4.250%, 12/1/27(k)	100,000	97
Borets Finance, Ltd., 7.625%, 9/26/18(b)	2,700,000	2,746
Continental Resources, Inc., 4.375%, 1/15/28 144A	1,400,000	1,365
Dolphin Energy, Ltd., 5.500%, 12/15/21 144A(k)	1,000,000	1,064
El Paso Natural Gas Co. LLC, 8.375%, 6/15/32(k)	200,000	261
Energy Transfer LP, 4.150%, 10/1/20(b)	400,000	406
Energy Transfer LP, 4.650%, 6/1/21(k)	200,000	206
Energy Transfer LP, 7.500%, 7/1/38(k)	100,000	121
Energy Transfer Partners LP, 3.600%, 2/1/23(k)	100,000	97
Ensco PLC, 5.750%, 10/1/44(k)	200,000	136
Ensco PLC, 8.000%, 1/31/24(k)	80,000	77
Harvest Operations Corp., 2.330%, 4/14/21 144A	2,970,000	2,860
Kinder Morgan Energy Partners LP, 6.550%, 9/15/40(b)	2,382,000	2,735
Kinder Morgan, Inc., 7.750%, 1/15/32(b)	1,216,000	1,554
Midcontinent Express Pipeline LLC, 6.700%, 9/15/19 144A	1,700,000	1,725
Newfield Exploration Co., 5.625%, 7/1/24(b)	2,100,000	2,215
Novatek OAO via Novatek Finance, Ltd., 4.422%, 12/13/22(b)	1,690,000	1,703
Novatek OAO via Novatek Finance, Ltd., 6.604%, 2/3/21(b)	1,600,000	1,710
Odebrecht Drilling Norbe VIII/IX, Ltd., 6.350%, 12/1/21(b)	889,666	867
Odebrecht Drilling Norbe VIII/IX, Ltd., 7.350%, 12/1/26(b),(c)	1,424,119	719
Odebrecht Oil & Gas Finance, Ltd., 0.000%, 2/9/18(k)	782,000	18
Petrobras Global Finance BV, 5.750%, 2/1/29(b)	2,400,000	2,322
Petrobras Global Finance BV, 5.999%, 1/27/28 144A(b)	4,403,000	4,359
Petrobras Global Finance BV, 6.125%, 1/17/22(k)	3,600,000	3,847
Petrobras Global Finance BV, 7.375%, 1/17/27(b)	500,000	541
Petrofac, Ltd., 3.400%, 10/10/18 144A	2,510,000	2,488
Petroleos de Venezuela SA, 5.375%, 4/12/27(d)	6,500,000	1,780
Petroleos de Venezuela SA, 5.500%, 4/12/37(d)	4,300,000	1,236
Petroleos Mexicanos, 2.750%, 4/21/27 EUR(f)	1,100,000	1,263
Petroleos Mexicanos, 3.750%, 2/21/24 EUR(f)	400,000	521
Petroleos Mexicanos, 4.875%, 2/21/28 EUR(f)	600,000	796
Petroleos Mexicanos, 6.350%, 2/12/48 144A	4,637,000	4,481
Petroleos Mexicanos, 6.500%, 3/13/27(b)	1,700,000	1,816
Petroleos Mexicanos, 6.500%, 6/2/41(b)	2,000,000	1,985
Petroleos Mexicanos, 6.625%, 6/15/38(b)	1,800,000	1,813
Petroleos Mexicanos, 6.750%, 9/21/47(b)	1,400,000	1,417
QEP Resources, Inc., 5.625%, 3/1/26(b)	700,000	661

Multi-Sector Bond Portfolio

Corporate Bonds (51.5%)	Shares/ Par	Value $ (000’s)

Energy continued
QGOG Constellation SA, 9.500%, 11/9/24(c),(k)	200,000	97
Ras Laffan Liquefied Natural Gas Co., Ltd. III, 5.838%, 9/30/27 144A	2,300,000	2,506
Regency Energy Partners LP / Regency Energy Finance Corp., 4.500%, 11/1/23(k)	300,000	304
Regency Energy Partners LP / Regency Energy Finance Corp., 5.000%, 10/1/22(b)	1,100,000	1,143
Regency Energy Partners LP / Regency Energy Finance Corp., 5.750%, 9/1/20(k)	300,000	314
Regency Energy Partners LP / Regency Energy Finance Corp., 5.875%, 3/1/22(b)	800,000	854
Reliance Holdings USA, Inc., 4.500%, 10/19/20(k)	300,000	308
Rio Oil Finance Trust, Series 2014-3, 9.750%, 1/6/27(b)	500,887	545
Rockies Express Pipeline LLC, 5.625%, 4/15/20 144A	1,000,000	1,035
Rockies Express Pipeline LLC, 6.850%, 7/15/18 144A	4,200,000	4,232
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21(b)	1,100,000	1,156
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23(k)	100,000	107
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25(b)	4,900,000	5,262
Sabine Pass Liquefaction LLC, 5.750%, 5/15/24(b)	700,000	753
Sabine Pass Liquefaction LLC, 5.875%, 6/30/26(k)	200,000	218
Sunoco LP / Sunoco Finance Corp., 4.875%, 1/15/23 144A	100,000	96
Tallgrass Energy Partners LP, 5.500%, 1/15/28 144A(k)	8,400,000	8,474
Williams Partners LP, 3.600%, 3/15/22(b)	2,500,000	2,490

Total		83,902

Financial (22.0%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.250%, 7/1/20(k)	150,000	153
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.000%, 10/1/21(b)	1,500,000	1,561
Alliance Data Systems Corp., 5.875%, 11/1/21 144A	2,900,000	2,958
Ally Financial, Inc., 3.250%, 11/5/18(k)	100,000	100
Ally Financial, Inc., 3.500%, 1/27/19(b)	371,000	371
Ally Financial, Inc., 3.600%, 5/21/18(k)	100,000	100
Ally Financial, Inc., 3.750%, 11/18/19(k)	5,290,000	5,303
Ally Financial, Inc., 4.125%, 3/30/20(b)	537,000	539
Ally Financial, Inc., 4.250%, 4/15/21(k)	246,000	248
Ally Financial, Inc., 4.750%, 9/10/18(k)	100,000	101
Ally Financial, Inc., 8.000%, 12/31/18(k)	30,000	31
Ally Financial, Inc., 8.000%, 11/1/31(b)	1,371,000	1,673
Banco Bilbao Vizcaya Argentaria SA, 7.000%, (Euro Swap Annual 5 Year plus 6.16%), 12/29/49 EUR(f)	1,000,000	1,290
Banco Bilbao Vizcaya Argentina SA, 6.750%, (Euro Swap Annual 5 Year plus 6.60%), 12/29/49 EUR(b),(f)	5,000,000	6,660
Banistmo SA, 3.650%, 9/19/22 144A	200,000	192
Bank of America Corp., 3.419%, (3 Month LIBOR plus 1.04%), 12/20/28 144A	973,000	931
Bank of America Corp., 4.000%, 4/1/24(b)	1,081,000	1,104
Bank of America Corp., 5.875%, (3 Month LIBOR plus 2.93%), 12/31/99(b)	4,500,000	4,528
Bank of Ireland, 7.375%, (Euro Swap Annual 5 Year plus 6.96%), 12/29/49 EUR(f)	400,000	545

Corporate Bonds (51.5%)	Shares/ Par	Value $ (000’s)

Financial continued
Barclays Bank PLC, 7.625%, 11/21/22(b)	2,000,000	2,195
Barclays Bank PLC, 7.750%, (USD Swap Semi-Annual 5Y plus 6.83%), 4/10/23(b)	2,800,000	2,801
Barclays Bank PLC, 14.000%, (ICE LIBOR GBP 3 Month plus 13.40%), 11/29/49 GBP(f)	800,000	1,266
Barclays PLC, 2.375%, (GBP Swap Semi-Annual 1 Year plus 1.32%), 10/6/23 GBP(f)	200,000	278
Barclays PLC, 3.250%, 2/12/27 GBP(f)	500,000	703
Barclays PLC, 3.650%, 3/16/25(b)	3,100,000	2,986
Barclays PLC, 6.500%, (Euro Swap Annual 5 Year plus 5.88%), 12/29/49 EUR(f)	2,300,000	3,005
Barclays PLC, 7.000%, (GBP Swap Semi-Annual 5 Year plus 5.08%), 6/15/49 GBP(f)	800,000	1,174
Barclays PLC, 8.000%, (Euro Swap Annual 5 Year plus 6.75%), 12/15/49 EUR(f)	900,000	1,260
Blackstone CQP Holdco LP, 6.500%, 3/20/21 144A(k)	14,200,000	14,271
Cantor Fitzgerald LP, 6.500%, 6/17/22 144A	200,000	218
Cantor Fitzgerald LP, 7.875%, 10/15/19 144A	1,500,000	1,594
Central Bank of Argentina, %, 5/16/18 ARS(f)	21,350,000	1,030
Central Bank of Argentina, 0.010%, 4/18/18 ARS(f)	49,540,000	2,434
Central Bank of Argentina, 0.010%, 6/21/18 ARS(f)	4,400,000	207
CIT Group, Inc., 3.875%, 2/19/19(b)	1,000,000	1,006
CIT Group, Inc., 5.000%, 8/15/22(k)	272,000	278
CIT Group, Inc., 5.000%, 8/1/23(k)	100,000	102
CIT Group, Inc., 5.250%, 3/7/25(k)	100,000	102
Citigroup, Inc., 3.400%, 5/1/26(b)	600,000	579
Cooperatieve Rabobank UA, 5.500%, (Euro Swap Annual 5 Year plus 5.25%), 1/22/49 EUR(f)	300,000	398
Cooperatieve Rabobank UA, 6.625%, (Euro Swap Annual 5 Year plus 6.70%), 12/29/49 EUR(f)	1,000,000	1,400
Credit Agricole Assurances SA, 4.250%, (Euro Swap Annual 5 Year plus 4.50%), 12/31/49 EUR(f)	2,000,000	2,662
Credit Suisse AG, 6.500%, 8/8/23 144A(k)	7,400,000	8,040
Credit Suisse AG, 6.500%, 8/8/23(b)	1,700,000	1,847
Deutsche Bank AG, 3.150%, 1/22/21(b)	400,000	394
Deutsche Bank AG, 4.250%, 10/14/21(b)	4,500,000	4,570
The Doctors Co., 6.500%, 10/15/23 144A	300,000	324
Emerald Bay SA, 0.010%, 10/15/20 144A EUR(f)	3,796,000	4,364
Equinix, Inc., 2.875%, 3/15/24 EUR(f)	1,000,000	1,220
Equinix, Inc., 2.875%, 2/1/26 EUR(f)	1,500,000	1,755
Fairfax Financial Holdings, Ltd., 2.750%, 3/29/28 144A EUR(f)	500,000	609
Freedom Mortgage Corp., 8.125%, 11/15/24 144A	190,000	195
The Goldman Sachs Group, Inc., 3.232%, (3 Month LIBOR plus 1.77%), 2/25/21(k)	200,000	207
The Goldman Sachs Group, Inc., 3.325%, (3 Month LIBOR plus 1.20%), 9/15/20(k)	200,000	203
The Goldman Sachs Group, Inc., 3.750%, 5/22/25(b)	2,700,000	2,671
The Goldman Sachs Group, Inc., 3.850%, 7/8/24(b)	1,000,000	1,004
The Goldman Sachs Group, Inc., 4.000%, 3/3/24(b)	400,000	405
The Goldman Sachs Group, Inc., 5.750%, 1/24/22(b)	400,000	433
HBOS PLC, 5.374%, 6/30/21 EUR(f)	600,000	853
The Howard Hughes Corp., 5.375%, 3/15/25 144A	300,000	296
HSBC Holdings PLC, 3.600%, 5/25/23(b)	2,100,000	2,098
ING Bank NV, 5.800%, 9/25/23 144A	2,100,000	2,269
International Lease Finance Corp., 5.875%, 4/1/19(b)	1,400,000	1,438

Multi-Sector Bond Portfolio

Corporate Bonds (51.5%)	Shares/ Par	Value $ (000’s)

Financial continued
International Lease Finance Corp., 5.875%, 8/15/22(b)	400,000	429
International Lease Finance Corp., 6.250%, 5/15/19(b)	450,000	465
International Lease Finance Corp., 8.250%, 12/15/20(b)	2,100,000	2,339
International Lease Finance Corp., 8.625%, 1/15/22(b)	400,000	466
Intesa Sanpaolo SPA, 5.017%, 6/26/24 144A	2,700,000	2,662
Intesa Sanpaolo SPA, 6.500%, 2/24/21 144A	4,100,000	4,410
Jefferies Finance LLC / JFIN Co-Issuer Corp., 6.875%, 4/15/22 144A	800,000	792
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20 144A	2,000,000	2,020
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.500%, 4/15/21 144A	500,000	506
Kennedy Wilson Europe Real Estate PLC, 3.950%, 6/30/22 GBP(f)	2,700,000	3,943
Lincoln Finance, Ltd., 6.875%, 4/15/21 EUR(f),(k)	3,800,000	4,835
Lloyds Bank PLC, Series EMTN, 7.625%, 4/22/25 GBP(f)	1,200,000	2,188
Lloyds Banking Group PLC, 7.000%, (GBP Swap Semi-Annual 5 Year plus 5.06%), 12/29/49 GBP(f)	800,000	1,175
Macquarie Group, Ltd., 6.250%, 1/14/21 144A	300,000	322
Morgan Stanley, 2.293%, (3 Month LIBOR plus 0.93%), 7/22/22(b)	1,000,000	1,004
Morgan Stanley, 4.000%, 7/23/25(b)	3,600,000	3,630
Navient Corp., 4.875%, 6/17/19(b)	3,648,000	3,677
Navient Corp., 5.000%, 10/26/20(k)	100,000	101
Navient Corp., 5.875%, 3/25/21(k)	200,000	204
Navient Corp., 6.500%, 6/15/22(b)	1,200,000	1,240
Navient Corp., 6.625%, 7/26/21(b)	1,100,000	1,144
Navient Corp., 7.250%, 1/25/22(b)	400,000	423
Navient Corp., 8.000%, 3/25/20(b)	1,098,000	1,167
NN Group NV, 4.500%, (Euribor 3 Month plus 4.00%), 7/15/49 EUR(f)	2,600,000	3,474
OMEGA Healthcare Investors, Inc., 4.500%, 1/15/25(k)	100,000	98
OMEGA Healthcare Investors, Inc., 4.950%, 4/1/24(k)	100,000	102
OneMain Financial Holdings LLC, 7.250%, 12/15/21 144A	540,000	560
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22 144A	200,000	205
Peru Enhanced Pass-Through Finance, Ltd., 0.000%, 5/31/18 144A	13,448	13
Quicken Loans, Inc., 5.250%, 1/15/28 144A	1,500,000	1,403
Rio Oil Finance Trust, Series 2014-1, 9.250%, 7/6/24 144A	1,672,316	1,815
Rio Oil Finance Trust, Series 2014-1, 9.250%, 7/6/24(b)	1,463,276	1,588
Royal Bank of Scotland Group PLC, 2.500%, 3/22/23 EUR(f)	100,000	131
Royal Bank of Scotland Group PLC, 4.800%, 4/5/26(b)	2,800,000	2,890
Royal Bank of Scotland Group PLC, 7.500%, (USD Swap Semi-Annual 5Y plus 5.80%), 12/29/49(k)	200,000	208

Corporate Bonds (51.5%)	Shares/ Par	Value $ (000’s)

Financial continued
Santander UK Group Holdings PLC, 3.125%, 1/8/21(b)	2,100,000	2,083
Santander UK Group Holdings PLC, 6.750%, (GBP Swap Semi-Annual 5 Year plus 5.79%), 12/31/99 GBP(f)	1,390,000	2,116
Sberbank of Russia Via SB Capital SA, 3.080%, 3/7/19 EUR(f)	1,400,000	1,758
Sberbank of Russia Via SB Capital SA, 4.150%, 3/6/19(p)	500,000	502
SL Green Realty Corp., 5.000%, 8/15/18(b)	1,100,000	1,105
Societe Generale SA, 8.250%, (USD 5 Year Swap Rate plus 6.39%), 9/29/49(k)	200,000	206
Springleaf Finance Corp., 5.250%, 12/15/19(k)	311,000	317
Springleaf Finance Corp., 6.000%, 6/1/20(b)	418,000	432
Springleaf Finance Corp., 6.125%, 5/15/22(b)	2,900,000	2,948
Springleaf Finance Corp., 6.875%, 3/15/25(b)	1,900,000	1,907
Springleaf Finance Corp., 8.250%, 12/15/20(k)	206,000	224
Tesco Property Finance 2 PLC, 6.051%, 10/13/39 GBP(f)	1,132,535	1,874
Tesco Property Finance 3 PLC, 5.744%, 4/13/40 GBP(f)	97,421	158
Tesco Property Finance 6 PLC, 5.411%, 7/13/44 GBP(f)	2,727,057	4,310
TP ICAP PLC, 5.250%, 1/26/24 GBP(f)	100,000	146
UBS AG, 4.750%, (USD 5 Year Swap Rate plus 3.77%), 5/22/23(b)	2,300,000	2,301
UBS AG, 7.625%, 8/17/22(k)	4,400,000	4,939
UBS Group Funding AG, 4.125%, 9/24/25 144A	700,000	703
UniCredit SPA, 3.750%, 4/12/22 144A	200,000	198
VEREIT Operating Partnership LP, 4.125%, 6/1/21(k)	100,000	102
VIVAT NV, 2.375%, 5/17/24 EUR(f)	500,000	631
Vonovia Finance BV, 5.000%, 10/2/23 144A	300,000	310
Weyerhaeuser Co., 7.375%, 10/1/19(b)	400,000	426
Weyerhaeuser Co., 7.375%, 3/15/32(b)	1,500,000	1,980

Total		188,837

Industrial (1.8%)
Asciano Finance, Ltd., 4.625%, 9/23/20 144A	500,000	511
Asciano Finance, Ltd., 5.000%, 4/7/18 144A	800,000	800
Avolon Holdings Funding, Ltd., 5.500%, 1/15/23 144A	500,000	494
Ball Corp., 4.875%, 3/15/26(b)	2,000,000	2,005
Cemex SAB de CV, 4.375%, 3/5/23 144A EUR(f)	1,400,000	1,799
Crown European Holdings SA, 3.375%, 5/15/25 144A EUR(f)	500,000	635
DAE Funding LLC, 4.000%, 8/1/20 144A	2,920,000	2,847
Flex, Ltd., 4.625%, 2/15/20(k)	200,000	205
Fortress Transportation & Infrastructure, 6.750%, 3/15/22 144A	700,000	710
Lima Metro Line 2 Finance, Ltd., 5.875%, 7/5/34 144A	600,000	620
Park Aerospace Holdings, Ltd., 4.500%, 3/15/23 144A	3,800,000	3,601
Park Aerospace Holdings, Ltd., 5.250%, 8/15/22 144A	450,000	441
Park Aerospace Holdings, Ltd., 5.500%, 2/15/24 144A	400,000	388

Total		15,056

Multi-Sector Bond Portfolio

Corporate Bonds (51.5%)	Shares/ Par	Value $ (000’s)

Technology (0.5%)
Dell International LLC / EMC Corp, 5.450%, 6/15/23 144A	1,400,000	1,484
Dell International LLC / EMC Corp, 8.100%, 7/15/36 144A	300,000	364
EMC Corp., 2.650%, 6/1/20(b)	1,600,000	1,546
Fidelity National Information Services, Inc., 4.500%, 10/15/22(b)	395,000	413
Pitney Bowes, Inc., 3.625%, 9/15/20(k)	100,000	99
Quintiles IMS, Inc., 3.250%, 3/15/25 144A EUR(f)	500,000	616

Total		4,522

Telecommunications (0.0%)
Sprint Communications, Inc., 7.000%, 8/15/20(k)	210,000	218

Total		218

Utilities (1.1%)
Calpine Corp., 5.250%, 6/1/26 144A	650,000	627
Centrais Electricas Brasileiras SA, 6.875%, 7/30/19(b)	700,000	722
Dynegy, Inc., 7.375%, 11/1/22(b)	2,500,000	2,634
Dynegy, Inc., 7.625%, 11/1/24(b)	875,000	944
Dynegy, Inc., 8.000%, 1/15/25 144A	100,000	109
Dynegy, Inc., 8.125%, 1/30/26 144A	700,000	773
Exelon Generation Co. LLC, 4.250%, 6/15/22(b)	500,000	515
FirstEnergy Corp., 7.375%, 11/15/31(b)	600,000	789
Nakilat, Inc., 6.067%, 12/31/33(b)	1,100,000	1,235
Nakilat, Inc., 6.267%, 12/31/33 144A	573,573	642
National Fuel Gas Co., 5.200%, 7/15/25(k)	300,000	314
Puget Energy, Inc., 5.625%, 7/15/22(k)	200,000	215

Total		9,519

Total Corporate Bonds
(Cost: $436,939)		442,702

Governments (22.3%)

Governments (22.3%)
Argentine Republic, 0.010%, 6/15/18(b)	400,000	398
Argentine Republic, 0.010%, 9/14/18 ARS(f)	18,920,000	844
Argentine Republic, 0.010%, 11/16/18(b)	500,000	490
Argentine Republic, 0.000%, 9/28/18(b)	3,800,000	3,741
Argentine Republic, 0.010%, 5/11/18(b)	500,000	498
Argentine Republic, 0.010%, 5/24/18(b)	400,000	398
Argentine Republic, 0.010%, 10/12/18(b)	800,000	787
Argentine Republic, 0.010%, 10/26/18(b)	900,000	884
Argentine Republic, 3.375%, 1/15/23 EUR(f)	950,000	1,156
Argentine Republic, 5.000%, 1/15/27 EUR(f)	4,900,000	5,862
Argentine Republic, 7.820%, 12/31/33 EUR(f)	5,366,804	7,446
Autonomous Community of Catalonia, 4.750%, 6/4/18 EUR(f)	4,550,000	5,631
Autonomous Community of Catalonia, 4.900%, 9/15/21 EUR(f)	800,000	1,074
Autonomous Community of Catalonia, 4.950%, 2/11/20 EUR(f)	600,000	790
Columbia Government International Bond, 5.000%, 6/15/45(b)	6,000,000	6,082
Commonwealth of Australia, 4.250%, 4/21/26 AUD(f)	2,400,000	2,070

Governments (22.3%)	Shares/ Par	Value $ (000’s)

Governments continued
Dominican Republic, 6.875%, 1/29/26(b)	500,000	555
Ecuador Government International Bond, 9.650%, 12/13/26 144A	600,000	633
Ecuador Government International Bond, 10.750%, 3/28/22(b)	1,300,000	1,422
Export-Import Bank of India, 3.375%, 8/5/26 144A	600,000	564
Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/23(k)	3,000,000	3,214
Hellenic Republic Treasury Bill, 0.010%, 5/4/18 EUR(f)	300,000	369
Hellenic Republic Treasury Bill, 0.010%, 6/8/18 EUR(f)	3,100,000	3,806
Hellenic Republic Treasury Bill, 0.010%, 8/3/18 EUR(f)	1,400,000	1,716
Hellenic Republic Treasury Bill, 0.010%, 3/15/19 EUR(f)	1,400,000	1,702
Mexico Government International Bond, 4.600%, 1/23/46(b)	4,700,000	4,464
Mexico Government International Bond, 4.750%, 3/8/44(b)	600,000	584
Oman Government International Bond, 6.500%, 3/8/47(b)	1,800,000	1,701
Oman Government International Bond, 6.750%, 1/17/48 144A	2,000,000	1,919
Panama Government International Bond, 6.700%, 1/26/36(b)	1,900,000	2,399
Panama Government International Bond, 8.125%, 4/28/34(k)	100,000	137
Perusahaan Penerbit SBSN Indonesia III, 3.400%, 3/29/22 144A	600,000	592
Province of Ontario Canada, 2.400%, 6/2/26 CAD(f)	2,800,000	2,126
Province of Ontario Canada, 2.600%, 6/2/25 CAD(f)	600,000	464
Province of Quebec, 2.500%, 9/1/26 CAD(f)	4,500,000	3,442
Republic of Costa Rica, 7.158%, 3/12/45(b)	500,000	521
Republic of Croatia, 6.625%, 7/14/20(k)	5,000,000	5,363
Republic of Ecuador, 8.875%, 10/23/27 144A	900,000	916
Republic of Ghana, 9.250%, 9/15/22(k)	200,000	228
Republic of Indonesia, 3.375%, 7/30/25 144A EUR(f)	800,000	1,080
Republic of Indonesia, 3.750%, 6/14/28 144A EUR(f)	1,900,000	2,646
Republic of Indonesia, 3.750%, 6/14/28 EUR(f)	3,600,000	5,013
Republic of Indonesia, 5.125%, 1/15/45(b)	700,000	729
Republic of Indonesia, 6.750%, 1/15/44(b)	2,900,000	3,645
Republic of Kazakhstan, 5.125%, 7/21/25(b)	5,200,000	5,632
Republic of South Africa Government International Bond, 5.875%, 9/16/25(b)	500,000	532
The Republic of Trinidad & Tobago, 4.500%, 8/4/26(b)	400,000	407
Romania, 2.375%, 4/19/27 EUR(f)	1,600,000	2,006
Russian Federation, 5.625%, 4/4/42(b)	2,000,000	2,148
Saudi Government International Bond, 2.875%, 3/4/23 144A	600,000	577
Senegal Government International Bond, 4.750%, 3/13/28 144A EUR(f)	100,000	123

Multi-Sector Bond Portfolio

Governments (22.3%)	Shares/ $ Par	Value $ (000’s)

Governments continued
Senegal Government International Bond, 6.250%, 5/23/33 144A	400,000	394
Turkey Government International Bond, 4.875%, 10/9/26(b)	4,000,000	3,770
Turkey Government International Bond, 5.125%, 3/25/22(b)	12,600,000	12,845
Turkey Government International Bond, 5.125%, 2/17/28(b)	4,300,000	4,060
Turkey Government International Bond, 5.750%, 3/22/24(b)	2,400,000	2,460
Ukraine Government International Bond, 7.750%, 9/1/19(k)	3,100,000	3,218
Ukraine Government International Bond, 7.750%, 9/1/20(b)	4,400,000	4,608
US Treasury, 2.000%, 5/31/24(b)	50,500,000	48,595
US Treasury, 2.250%, 2/15/27(k)	150,000	144
US Treasury, 2.750%, 2/15/24(b)	8,700,000	8,752
Venezuela Government International Bond, 6.000%, 12/9/20(d)	32,000	9
Venezuela Government International Bond, 7.000%, 3/31/38(d)	204,000	63
Venezuela Government International Bond, 7.650%, 4/21/25(d)	1,955,000	582
Venezuela Government International Bond, 8.250%, 10/13/24(d)	356,000	105
Venezuela Government International Bond, 9.000%, 5/7/23(d)	32,000	9
Venezuela Government International Bond, 9.250%, 5/7/28(d)	1,241,000	367
Venezuela Government International Bond, 9.375%, 1/13/34(d)	1,400,000	480

Total Governments
(Cost: $191,905)		191,987

Municipal Bonds (1.5%)

Municipal Bonds (1.5%)
Alameda County Joint Powers Authority, 7.046%, 12/1/44 RB(k)	100,000	147
American Municipal Power, Inc., Series 2010-B, 7.834%, 2/15/41 RB(k)	100,000	154
Bay Area Toll Authority, California, Series 2010, 6.918%, 4/1/40 RB(k)	200,000	279
City of Chicago, 7.750%, 1/1/42 GO(b)	1,300,000	1,415
City of Riverside CA Electric Revenue, 7.605%, 10/1/40 RB(k)	200,000	295
Indiana Finance Authority, Series 2009-B, 6.596%, 2/1/39 RB(b)	300,000	415
Irvine Ranch California Water District, 6.622%, 5/1/40 RB(k)	100,000	136
Los Angeles County California Public Works Financing Authority, 7.618%, 8/1/40 RB(k)	200,000	300
Metropolitan Government of Nashville & Davidson County Tennessee, 6.568%, 7/1/37 RB(k)	100,000	133
Municipal Electric Authority of Georgia, 6.655%, 4/1/57 RB(k)	100,000	123

Municipal Bonds (1.5%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
New York City Transitional Finance Authority, 5.508%, 8/1/37 RB(b)	300,000	372
New York State Urban Development Corp., 5.770%, 3/15/39 RB(k)	100,000	120
Port Authority of New York & New Jersey, 5.647%, 11/1/40 RB, GO OF AUTH(b)	1,100,000	1,399
Port Authority of New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH(k)	200,000	234
Regents of the University of California Medical Center Pooled Revenue, 6.548%, 5/15/48 RB(k)	100,000	137
San Diego County Regional Airport Authority, Series C, 6.628%, 7/1/40 RB(k)	100,000	108
San Diego Redevelopment Agency, Series A, 7.625%, 9/1/30 RB(k)	100,000	111
State of California, 7.950%, 3/1/36 GO(b)	900,000	985
State of Illinois, 6.630%, 2/1/35 GO(k)	245,000	255
State of Illinois, 6.725%, 4/1/35 GO(k)	95,000	99
State of Illinois, 7.350%, 7/1/35 GO(k)	200,000	218
Texas Public Finance Authority, 8.250%, 7/1/24 RB(k)	200,000	206
Tobacco Settlement Finance Authority of West Virginia, Series A, 7.467%, 6/1/47 RB(b)	1,110,000	1,099
Tobacco Settlement Financing Corp., Series 2007-A, 6.706%, 6/1/46 RB(b)	3,340,000	3,153
Triborough Bridge & Tunnel Authority, 5.550%, 11/15/40 RB, GO OF AUTH(b)	800,000	999

Total Municipal Bonds
(Cost: $10,457)		12,892

Structured Products (9.8%)

Asset Backed Securities (6.1%)
Accredited Mortgage Loan Trust, Series 2005-3, Class M3, 2.100%, (ICE LIBOR USD 1 Month plus 0.48%), 9/25/35(k)	50,000	48
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1, 2.772%, (ICE LIBOR USD 1 Month plus 0.90%), 12/25/34(k)	86,501	82
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2, 2.667%, (ICE LIBOR USD 1 Month plus 0.80%), 1/25/35(k)	59,633	59
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4, 2.847%, (ICE LIBOR USD 1 Month plus 0.98%), 7/25/35(k)	100,000	101
ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2C, 2.022%, (ICE LIBOR USD 1 Month plus 0.15%), 7/25/36(b)	8,204,389	2,851
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2, 2.872%, (ICE LIBOR USD 1 Month plus 1.00%), (AFC), 3/25/35(k)	195,920	182
Aircraft Certificate Owner Trust, Series 2003-1A, Class E, 7.001%, 9/20/22 144A(l)	70,538	74
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1, 2.742%, (ICE LIBOR USD 1 Month plus 0.87%), 7/25/34(k)	45,880	46
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE4, Class M1, 3.022%, (ICE LIBOR USD 1 Month plus 1.25%), 8/15/33(k)	34,146	34

Multi-Sector Bond Portfolio

Structured Products (9.8%)	Shares/ $ Par	Value $ (000’s)

Asset Backed Securities continued
Asset Backed Securities Corp. Home Equity Loan Trust, Series WMC 2005-HE5, Class M4, 2.772%, (ICE LIBOR USD 1 Month plus 0.90%), 6/25/35(k)	200,000	199
Bayview Opportunity Master Fund IIIb Trust, Series 2017-RN2, Class A1, 3.475%, (AFC), 4/28/32 144A	41,107	41
Bear Stearns Asset Backed Securities I Trust, Series 2005-HE11, Class M1, 2.517%, (ICE LIBOR USD 1 Month plus 0.65%), 11/25/35(k)	26,185	26
Bear Stearns Asset Backed Securities I Trust, Series 2005-SD3, Class 1A, 2.362%, (ICE LIBOR USD 1 Month plus 0.49%), 7/25/35(k)	23,334	23
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 1A2, 2.072%, (ICE LIBOR USD 1 Month plus 0.20%), 12/25/36(k)	50,249	50
Bear Stearns Asset Backed Securities I Trust, Series 2007-AQ1, Class A1, 1.982%, (ICE LIBOR USD 1 Month plus 0.11%), 4/25/31(k)	10,612	13
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A2, 2.072%, (ICE LIBOR USD 1 Month plus 0.20%), 4/25/37(k)	175,090	218
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1, 3.122%, (ICE LIBOR USD 1 Month plus 1.25%), 8/25/37(k)	213,917	212
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE3, Class M2, 2.592%, (ICE LIBOR USD 1 Month plus 0.72%), 9/25/35(k)	129,161	130
Citigroup Mortgage Loan Trust, Series 2007-AHL1, Class A2C, 2.082%, (ICE LIBOR USD 1 Month plus 0.21%), 12/25/36(k)	100,000	95
Countrywide Asset-Backed Certificates, Series 2004-9, Class MV4, 3.447%, (ICE LIBOR USD 1 Month plus 1.58%), 11/25/34(k)	100,000	87
Countrywide Asset-Backed Certificates, Series 2004-AB2, Class M1, 2.652%, (ICE LIBOR USD 1 Month plus 0.78%), 5/25/36(k)	57,054	57
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6, 4.654%, (AFC), 10/25/35(k)	10,661	11
Countrywide Asset-Backed Certificates, Series 2005-AB, Class 2A4, 2.222%, (ICE LIBOR USD 1 Month plus 0.35%), 3/25/36(k)	95,382	86
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5, 4.774%, (AFC), 7/25/36(k)	100,000	96
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A3, 2.042%, (ICE LIBOR USD 1 Month plus 0.17%), 5/25/37(k)	129,418	129
Countrywide Asset-Backed Certificates, Series 2006-26, Class 1A, 2.012%, (ICE LIBOR USD 1 Month plus 0.14%), 6/25/37(b)	687,050	622
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3, 2.162%, (ICE LIBOR USD 1 Month plus 0.29%), 7/25/36(k)	72,014	70
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A3, 2.162%, (ICE LIBOR USD 1 Month plus 0.29%), 8/25/36(k)	119,809	118
Countrywide Asset-Backed Certificates, Series 2006-BC3, Class M2, 2.192%, (ICE LIBOR USD 1 Month plus 0.32%), 2/25/37(b)	900,000	617

Structured Products (9.8%)	Shares/ Par	Value $ (000’s)

Asset Backed Securities continued
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3, 2.012%, (ICE LIBOR USD 1 Month plus 0.14%), 7/25/37(k)	53,283	46
Countrywide Asset-Backed Certificates, Series 2007-13, Class 1A, 2.712%, (ICE LIBOR USD 1 Month plus 0.84%), 10/25/47(b)	3,029,608	2,993
Countrywide Asset-Backed Certificates, Series 2007-9, Class 1A, 2.072%, (ICE LIBOR USD 1 Month plus 0.20%), 6/25/47(b)	1,224,840	999
Countrywide Asset-Backed Certificates, Series 2007-SEA1, Class 1A1, 2.422%, (ICE LIBOR USD 1 Month plus 0.55%), (AFC), 5/25/47 144A	2,658,360	1,844
Credit Suisse First Boston Mortgage Securities Corp., Series 01-HE17, Class A1, 2.492%, (ICE LIBOR USD 1 Month plus 0.62%), 1/25/32(k)	6,136	6
Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 2.922%, (ICE LIBOR USD 1 Month plus 1.05%), 5/25/37 144A	427,007	406
Enterprise Inns PLC, 6.875%, 5/9/25 GBP(f)	1,600,000	2,470
First Franklin Mortgage Loan Trust, Series 2006-FF10, Class A4, 2.022%, (ICE LIBOR USD 1 Month plus 0.15%), 7/25/36(k)	15,446	15
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4, 2.012%, (ICE LIBOR USD 1 Month plus 0.14%), 9/25/36(k)	88,904	88
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A50 4/25/36(k)	200,000	172
Fremont Home Loan Trust, Series 2005-02, Class M4, 2.802%, (ICE LIBOR USD 1 Month plus 0.93%), 6/25/35(k)	300,000	282
GSAA Home Equity Trust, Series 2006-17, Class A1, 1.932%, (ICE LIBOR USD 1 Month plus 0.06%), 11/25/36(k)	66,961	33
GSAMP Trust, Series 2004-WF, Class M2, 3.522%, (ICE LIBOR USD 1 Month plus 1.65%), 10/25/34(k)	72,355	70
GSAMP Trust, Series 2007-FM2, Class A2B, 1.962%, (ICE LIBOR USD 1 Month plus 0.09%), 1/25/37(k)	227,002	144
GSAMP Trust, Series 2007-NC1, Class A2A, 1.922%, (ICE LIBOR USD 1 Month plus 0.05%), 12/25/46(k)	17,886	11
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4, 2.212%, (ICE LIBOR USD 1 Month plus 0.34%), 4/25/37(b)	500,000	388
Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B, Class 2A2, 2.032%, (ICE LIBOR USD 1 Month plus 0.16%), 7/25/37(k)	431,755	283
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4, 2.262%, (ICE LIBOR USD 1 Month plus 0.39%), 11/25/35(k)	300,000	285
Lehman XS Trust, Series 2005-4, Class 1A3, 2.672%, (ICE LIBOR USD 1 Month plus 0.80%), 10/25/35(k)	20,432	20
Lendmark Funding Trust, Series 2016-A2, Class A, 3.260%, 4/21/25 144A	400,000	400

Multi-Sector Bond Portfolio

Structured Products (9.8%)	Shares/ $ Par	Value $ (000’s)

Asset Backed Securities continued
Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A4, 2.172%, (ICE LIBOR USD 1 Month plus 0.30%), 2/25/36(k)	76,501	65
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A4, 2.142%, (ICE LIBOR USD 1 Month plus 0.27%), 5/25/46(k)	338,065	150
Long Beach Mortgage Loan Trust, Series 2006-4, Class 1A, 2.022%, (ICE LIBOR USD 1 Month plus 0.15%), 5/25/36(b)	1,569,193	1,061
Mastr Asset Backed Securities Trust, Series 2004-WMC2, Class M1, 2.772%, (ICE LIBOR USD 1 Month plus 0.90%), 4/25/34(k)	193,889	191
Mastr Asset Backed Securities Trust, Series 2006-FRE2, Class A1, 2.022%, (ICE LIBOR USD 1 Month plus 0.15%), 3/25/36(b)	15,397,074	13,752
Mastr Asset Backed Securities Trust, Series 2006-HE3, Class A2, 1.972%, (ICE LIBOR USD 1 Month plus 0.10%), 8/25/36(b)	2,433,052	1,153
Mastr Asset Backed Securities Trust, Series 2006-WMC4, Class A5, 2.022%, (ICE LIBOR USD 1 Month plus 0.15%), 10/25/36(b)	1,043,595	464
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1, 2.322%, (ICE LIBOR USD 1 Month plus 0.45%), 2/25/47(b)	1,084,562	805
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE7, Class A2C, 2.192%, (ICE LIBOR USD 1 Month plus 0.32%), 11/25/35(k)	5,382	5
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2MZ, 2.452%, (ICE LIBOR USD 1 Month plus 0.58%), 1/25/35(b)	784,058	783
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class M2, 2.577%, (ICE LIBOR USD 1 Month plus 0.71%), 1/25/35(k)	162,120	157
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5, 2.862%, (ICE LIBOR USD 1 Month plus 0.99%), 6/25/35(k)	300,000	303
Morgan Stanley ABS Capital I, Inc., Series 2006-HE7, Class A2C, 2.032%, (ICE LIBOR USD 1 Month plus 0.16%), 9/25/36(k)	80,705	49
Morgan Stanley ABS Capital I, Inc., Series 2006-HE8, Class A2C, 2.012%, (ICE LIBOR USD 1 Month plus 0.14%), 10/25/36(k)	74,941	46
Morgan Stanley ABS Capital I, Inc., Series 2007-HE5, Class A2C, 2.122%, (ICE LIBOR USD 1 Month plus 0.25%), 3/25/37(k)	73,719	39
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-HE1, Class M1, 2.772%, (ICE LIBOR USD 1 Month plus 0.90%), 7/25/32(k)	8,080	8
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC1, Class M1, 3.447%, (ICE LIBOR USD 1 Month plus 1.58%), 11/25/32(k)	104,530	104
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1, 3.222%, (ICE LIBOR USD 1 Month plus 1.35%), 2/25/33(k)	41,372	41
NovaStar Mortgage Funding Trust, Series 2007-2, Class A2B, 2.032%, (ICE LIBOR USD 1 Month plus 0.16%), (AFC), 9/25/37(b)	786,328	755

Structured Products (9.8%)	Shares/ $ Par	Value $ (000’s)

Asset Backed Securities continued
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.100%, 3/20/28 144A	951,323	958
Park Place Securities, Inc. Asset-Backed Pass Through Certificates, Series 2005 -WCW2, Class M1, 2.622%, (ICE LIBOR USD 1 Month plus 0.75%), 7/25/35(k)	42,947	43
People’s Choice Home Loan Securities Trust, Series 2005-3, Class M2, 2.667%, (ICE LIBOR USD 1 Month plus 0.80%), (AFC), 8/25/35(k)	204,754	202
RAC Bond Co. PLC, 4.870%, 5/6/46 GBP(f)	900,000	1,311
Residential Asset Mortgage Products, Inc., Series 2005-EFC4, Class M3, 2.352%, (ICE LIBOR USD 1 Month plus 0.48%), (AFC), 9/25/35(k)	300,000	300
Residential Asset Mortgage Products, Inc., Series 2006-NC2, Class A2, 2.062%, (ICE LIBOR USD 1 Month plus 0.19%), (AFC), 2/25/36(k)	3,549	4
Residential Asset Mortgage Products, Inc., Series 2007-RP4, Class A, 2.222%, (ICE LIBOR USD 1 Month plus 0.35%), (AFC), 11/25/46 144A	319,702	287
Residential Asset Securities Corp., Series 2006-EMX1, Class M1, 2.282%, (ICE LIBOR USD 1 Month plus 0.41%), (AFC), 1/25/36(k)	166,736	165
Residential Asset Securities Corp., Series 2007-KS1, Class A3, 2.022%, (ICE LIBOR USD 1 Month plus 0.15%), (AFC), 1/25/37(k)	240,375	234
Residential Asset Securities Corp., Series 2007-KS3, Class AI4, 2.212%, (ICE LIBOR USD 1 Month plus 0.34%), (AFC), 4/25/37(b)	1,600,000	1,473
Saxon Asset Securities Trust, Series 2006-1, Class M1, 2.337%, (ICE LIBOR USD 1 Month plus 0.47%), (AFC), 3/25/36(k)	400,000	354
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2, 2.832%, (ICE LIBOR USD 1 Month plus 0.96%), 1/25/36(k)	113,093	86
SLM Private Education Loan Trust, Series 2010-A, Class 1A, 4.200%, (Prime Rate by County United States less 0.05%), 5/16/44 144A	18,530	19
SLM Private Education Loan Trust, Series 2011-B, Class A3, 4.027%, (ICE LIBOR USD 1 Month plus 2.25%), 6/16/42 144A	100,000	104
Soundview Home Loan Trust, Series 2005-3, Class M3, 2.697%, (ICE LIBOR USD 1 Month plus 0.83%), 6/25/35(k)	141,400	140
Soundview Home Loan Trust, Series 2006-2, Class M2, 2.222%, (ICE LIBOR USD 1 Month plus 0.35%), 3/25/36(b)	400,000	382
Soundview Home Loan Trust, Series 2006-3, Class A3, 2.032%, (ICE LIBOR USD 1 Month plus 0.16%), 11/25/36(k)	307,546	296
Soundview Home Loan Trust, Series 2006-OPT2, Class A4, 2.152%, (ICE LIBOR USD 1 Month plus 0.28%), 5/25/36(k)	200,000	190
Soundview Home Loan Trust, Series 2006-OPT3, Class M1, 2.182%, (ICE LIBOR USD 1 Month plus 0.31%), 6/25/36(b)	7,072,095	3,776

Multi-Sector Bond Portfolio

Structured Products (9.8%)	Shares/ $ Par	Value $ (000’s)

Asset Backed Securities continued
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3, 2.847%, (ICE LIBOR USD 1 Month plus 0.98%), 12/25/35(b)	390,538	390
Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1, 2.847%, (ICE LIBOR USD 1 Month plus 0.98%), 10/25/33(k)	253,919	253
Structured Asset Investment Loan Trust, Series 2005-5, 2.562%, (ICE LIBOR USD 1 Month plus 0.69%), 6/25/35(k)	40,135	40
Structured Asset Investment Loan Trust, Series 2005-7, Class M2, 2.637%, (ICE LIBOR USD 1 Month plus 0.77%), 8/25/35(b)	500,000	476
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3, 2.022%, (ICE LIBOR USD 1 Month plus 0.15%), 9/25/36(k)	39,869	38
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2001-WF1, Class A 6, 2.082%, (ICE LIBOR USD 1 Month plus 0.21%), 2/25/37(k)	144,389	139
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A 4, 2.042%, (ICE LIBOR USD 1 Month plus 0.17%), 12/25/36(b)	500,561	484
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL2, Class M1, 2.242%, (ICE LIBOR USD 1 Month plus 0.37%), 4/25/36 144A	89,797	84
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A, 2.132%, (ICE LIBOR USD 1 Month plus 0.26%), 3/25/36 144A	1,759,316	1,717
Vericrest Opportunity Loan Transferee, Series 2015-NP14, Class A1, 4.375%, (AFC), 11/27/45 144A(e)	484,506	484
Vericrest Opportunity Loan Transferee, Series 2017-NPL4, Class A1, 3.375%, (AFC), 4/25/47 144A(e)	194,248	194
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 1A, 2.022%, (ICE LIBOR USD 1 Month plus 0.15%), 1/25/37(k)	197,251	163

Total		52,049

Mortgage Securities (3.7%)
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 3.668%, (ICE LIBOR USD 6 Month plus 1.50%), (AFC), 9/25/45(k)	3,463	3
Banc of America Funding Trust, Series 2005-H, Class 5A1, 3.745%, (CSTR), 11/20/35(k)	176,852	166
Banc of America Funding Trust, Series 2006-J, Class 4A1, 4.028%, (CSTR), 1/20/47(k)	88,305	85
Banc of America Funding Trust, Series 2007-6, Class A1, 2.162%, (ICE LIBOR USD 1 Month plus 0.29%), 7/25/37(k)	93,719	90
Banc of America Funding Trust, Series 2007-D, Class 14A, 2.052%, (ICE LIBOR USD 1 Month plus 0.23%), 6/20/47(k)	27,337	27
Barclays Capital LLC, Series 2009-RR14, Class 2A2, 3.617%, (CSTR), 7/26/36 144A	47,195	39
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A, 3.789%, (CSTR), 7/25/34(k)	11,537	12
Barclays Capital LLC, Series 2009-RR5, Class 3A3, 6.013%, (CSTR), 8/26/36 144A	3,135,829	2,025

Structured Products (9.8%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1, 3.474%, (CSTR), 11/25/36(k)	220,558	200
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.000%, 9/25/37(k)	6,443	7
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA, 3.465%, (CSTR), 9/25/37(k)	19,884	19
Citigroup Mortgage Loan Trust, Series 2007-10, Class 2A3A, 4.050%, (CSTR), 9/25/37(k)	95,644	91
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.750%, 1/25/35(k)	29,448	29
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 2.152%, (ICE LIBOR USD 1 Month plus 0.33%), 11/20/35(k)	9,040	9
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1, 2.763%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.48%), 1/25/36(k)	25,062	25
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3, 5.500%, 1/25/36(k)	278,783	242
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1, 6.500%, 8/25/32(k)	14,974	15
Countrywide Alternative Loan Trust, Series 2006-0A12, Class A1B, 2.012%, (ICE LIBOR USD 1 Month plus 0.19%), 9/20/46(k)	29,789	25
Countrywide Alternative Loan Trust, Series 2006-0A17, Class 1A1A, 2.017%, (ICE LIBOR USD 1 Month plus 0.20%), 12/20/46(k)	46,370	39
Countrywide Alternative Loan Trust, Series 2006-0A9, Class 2A1A, 2.032%, (ICE LIBOR USD 1 Month plus 0.21%), 7/20/46(k)	14,031	10
Countrywide Alternative Loan Trust, Series 2006-45T1, Class 1A13, 6.000%, 2/25/37(k)	154,404	104
Countrywide Alternative Loan Trust, Series 2006-5T2, Class A1, 2.372%, (ICE LIBOR USD 1 Month plus 0.50%), 4/25/36(k)	599,288	354
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1, 3.413%, (CSTR), 5/25/36(k)	19,783	17
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A1, 2.032%, (ICE LIBOR USD 1 Month plus 0.21%), 5/20/46(b)	562,432	470
Countrywide Alternative Loan Trust, Series 2006-OA6, Class 2A, 2.899%, (CSTR), 7/25/46(k)	502	-	(m)
Countrywide Alternative Loan Trust, Series 2006-OC9, Class A2A, 2.032%, (ICE LIBOR USD 1 Month plus 0.16%), 12/25/46(k)	10,033	10
Countrywide Alternative Loan Trust, Series 2007-0A3, Class 1A1, 2.012%, (ICE LIBOR USD 1 Month plus 0.14%), 4/25/47(k)	52,660	46
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2, 6.000%, 5/25/37(k)	308,986	232
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 3A1, 3.334%, (CSTR), 10/25/35(k)	20,876	18
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB8, 3.509%, (CSTR), 12/20/35(k)	14,406	13

Multi-Sector Bond Portfolio

Structured Products (9.8%)	Shares/ Par	Value $ (000’s)

Mortgage Securities continued
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-16, Class 2A1, 6.500%, 11/25/36(k)	29,743	24
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-9, Class A1, 6.000%, 5/25/36(k)	207,875	175
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A1, 2.243%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.96%), 4/25/46(k)	44,425	23
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A2, 2.142%, (ICE LIBOR USD 1 Month plus 0.27%), 4/25/46(b)	1,177,252	545
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HYB1, Class 3A1, 3.306%, (CSTR), 3/25/37(k)	15,547	14
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.500%, 4/25/33(k)	2,202	2
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 2A3, 5.500%, 12/25/35(b)	682,247	615
EMF-NL BV, Series 2008-APRX, Class A2, 0.471%, (Euribor 3 Month plus 0.80%), 4/17/41 EUR(f)	201,298	236
Eurosail-NL BV, Series 2007-NL2X, Class A, 1.171%, (Euribor 3 Month plus 1.50%), 10/17/40 EUR(f)	131,439	163
Federal National Mortgage Association TBA, 3.000%, 5/14/48(b)	7,000,000	6,812
Federal National Mortgage Association TBA, 3.500%, 5/14/48(b)	9,300,000	9,299
Federal National Mortgage Association, Series 2003-W6, Class F, 1.971%, (ICE LIBOR USD 1 Month plus 0.35%), 9/25/42(k)	27,813	28
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5, 5.750%, 5/25/37(k)	346,389	268
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1, 3.731%, (CSTR), 9/25/35(k)	11,995	12
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.000%, 2/25/36(k)	148,595	123
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 3.658%, (CSTR), 1/25/36(k)	3,417	3
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.546%, (CSTR), 3/25/47(k)	16,777	15
Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 2.118%, (ICE LIBOR USD 1 Month plus 0.31%), (AFC), 11/19/35(k)	16,260	15
Harborview Mortgage Loan Trust, Series 2005-3, Class 2A1A, 2.288%, (ICE LIBOR USD 1 Month plus 0.24%), (AFC), 6/19/35(k)	32,781	32
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 2.122%, (ICE LIBOR USD 1 Month plus 0.25%), 3/25/35(k)	10,532	9
HSI Asset Securitization Corp. Trust, Series 2006-NC1, Class 2A, 2.092%, (ICE LIBOR USD 1 Month plus 0.22%), 11/25/35(b)	1,436,395	1,187
Impac Secured Assets Trust, Series 2007-1, Class A2, 2.032%, (ICE LIBOR USD 1 Month plus 0.16%), (AFC), 3/25/37(k)	141,780	129

Structured Products (9.8%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 5A1, 3.680%, (CSTR), 10/25/34(k)	35,096	35
IndyMac INDX Mortgage Loan Trust, Series 2005-AR12, Class 2A1A, 2.112%, (ICE LIBOR USD 1 Month plus 0.24%), (AFC), 7/25/35(k)	2,967	3
IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 2.172%, (ICE LIBOR USD 1 Month plus 0.30%), 7/25/35(k)	16,988	16
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1, 3.497%, (CSTR), 10/25/35(k)	16,300	15
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1, 3.631%, (CSTR), 7/25/35(k)	17,454	17
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1, 3.386%, (CSTR), 6/25/37(k)	101,829	92
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR1, Class A1, 1.791%, (ICE LIBOR USD 1 Month plus 0.17%), 2/25/37(k)	10,917	11
Merrill Lynch Mortgage Investors Trust, Series 2005-A6, Class 2A3, 2.252%, (ICE LIBOR USD 1 Month plus 0.38%), 8/25/35(k)	38,427	38
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1, 3.386%, (CSTR), 12/25/35(k)	285,936	263
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A, 3.471%, (CSTR), 2/25/36(k)	8,244	8
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 3.773%, (CSTR), 5/25/36(k)	27,055	26
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A, 3.345%, (CSTR), 7/25/35(k)	90,982	82
Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A1, 2.142%, (ICE LIBOR USD 1 Month plus 0.27%), 9/25/35(k)	554	1
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A 1, 3.979%, (CSTR), 8/25/35(k)	13,085	13
Nomura Resecuritization Trust, Series 2014-1R, Class 2A1, 2.331%, (ICE LIBOR USD 1 Month plus 0.13%), 2/26/37 144A	1,436,201	1,437
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB2, 3.952%, (CSTR), 3/25/35(k)	188,871	172
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.000%, 10/25/34(k)	271,037	276
Residential Accredit Loans, Inc., Series 2006-QA7, Class 1A1, 2.062%, (ICE LIBOR USD 1 Month plus 0.19%), 8/25/36(k)	14,980	14
Residential Accredit Loans, Inc., Series 2006-QA8, Class A1, 2.062%, (ICE LIBOR USD 1 Month plus 0.19%), 9/25/36(k)	32,921	31
Residential Accredit Loans, Inc., Series 2007-QA1, Class A1, 2.012%, (ICE LIBOR USD 1 Month plus 0.14%), 1/25/37(k)	29,566	28
Residential Asset Securitization Trust, Series 2007-A2, Class 2A2, 6.500%, 4/25/37(b)	3,879,471	2,215
Rise, Ltd., Series 2014-1, Class A, 4.750%, 2/15/39(l),(p)	471,127	469
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 2.192%, (ICE LIBOR USD 1 Month plus 0.32%), 10/25/35(k)	91,763	89

Multi-Sector Bond Portfolio

Structured Products (9.8%)	Shares/ $ Par	Value $ (000’s)

Mortgage Securities continued
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2, 2.076%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.48%), 2/25/36(b)	704,828	697
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1, 2.052%, (ICE LIBOR USD 1 Month plus 0.18%), (AFC), 7/25/46(k)	365,152	328
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-1, Class 1A1, 2.222%, (ICE LIBOR USD 1 Month plus 0.35%), 2/25/35(k)	30,101	29
Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1, 2.522%, (ICE LIBOR USD 1 Month plus 0.65%), 12/25/35(k)	23,760	20
WaMu Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6, 3.408%, (CSTR, AFC), 2/25/33(k)	2,011	2
WaMu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 3A3, 3.319%, (CSTR), 10/25/36(k)	34,689	32
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1, 3.399%, (CSTR), 3/25/36(k)	354,255	338
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 2A1, 3.264%, (CSTR), 8/25/36(k)	17,774	17
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A1, 3.316%, (CSTR), 2/25/37(k)	5,828	6
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4 A2, 1.983%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.70%), 4/25/47(b)	515,615	437
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1, 3.710%, (CSTR), 7/25/37(k)	83,966	78
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 1A1, 3.873%, (CSTR), 3/25/35(k)	29,009	29
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 3.917%, (CSTR), 7/25/36(k)	220,361	222
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 4.045%, (CSTR), 4/25/36(k)	123,008	117
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 1A3, 3.685%, (CSTR), 4/25/36(k)	3,527	4
Wells Fargo Mortgage Backed Securities Trust, Series 2007-11, Class A81, 6.000%, 8/25/37(k)	144,427	141
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 3.712%, (CSTR), 11/25/37(k)	87,351	83

Total		32,082

Total Structured Products
(Cost: $80,607)		84,131

Bank Loan Obligations (3.3%)

Bank Loan Obligations (3.3%)
Avolon TLK Borrower 1 US LLC, 4.097%, 4/3/22	2,084,997	2,087
CenturyLink, Inc., 4.076%, 1/31/25	1,895,250	1,865
Charter Communications Operating LLC, 1.000%, 4/30/25	3,511,808	3,523
Chesapeake Energy Corp., 8.817%, 8/23/21	700,000	742
CommScope, Inc., 3.810%, 12/29/22	141,800	142

Bank Loan Obligations (3.3%)	Shares/ Par	Value $ (000’s)

Bank Loan Obligations continued
Community Health Systems, Inc., 4.065%, 12/31/19	2,300,063	2,226
Dell International LLC, 3.350%, 9/7/23	1,550,806	1,552
Grifols SA, 3.561%, 1/31/25	693,000	695
Hilton Worldwide Holdings, Inc., 3.324%, 10/25/23	1,407,616	1,415
INEOS Finance PLC, 1.000%, 3/31/24(f)	3,491,250	4,276
Intelsat Jackson Holdings SA, 5.212%, 11/27/23	1,900,000	1,900
Las Vegas Sands, LLC, 3.334%, 3/29/24	681,740	683
Sigma Bidco BV, 3.500%, 3/6/25(f)	1,600,000	1,946
Techem GmbH, 3.000%, 10/2/24(f)	3,400,000	4,180
Valeant Pharmaceuticals International, Inc., 6.078%, 4/1/22	405,637	410
Ziggo Secured Finance BV, 3.000%, 4/15/25(f)	1,000,000	1,224

Total Bank Loan Obligations
(Cost: $28,615)		28,866

Short-Term Investments (13.1%)

Commercial Paper (1.2%)
Bank of Montreal, 1.000%, 4/5/18 CAD(f)	200,000	155
Bank of Montreal, 1.000%, 4/9/18 CAD(f)	700,000	543
Bank of Montreal, 1.000%, 4/12/18 CAD(f)	500,000	388
Bank of Montreal, 1.000%, 4/13/18 CAD(f)	100,000	78
Bank of Montreal, 1.000%, 4/18/18 CAD(f)	400,000	310
Bank of Nova Scotia, 1.000%, 4/9/18 CAD(f)	900,000	698
Canadian Imperial Bank of Commerce, 1.000%, 4/12/18 CAD(f)	800,000	621
Canadian Imperial Bank of Commerce, 1.000%, 4/16/18 CAD(f)	2,300,000	1,784
Credit Suisse AG, 2.507%, (1 Month LIBOR plus 0.62%), 9/28/18(b)	2,600,000	2,600
HSBC Bank Canada, 0.010%, 4/10/18 CAD(f)	200,000	155
HSBC Bank Canada, 1.000%, 4/11/18 CAD(f)	200,000	155
HSBC Bank Canada, 1.000%, 4/12/18 CAD(f)	200,000	155
HSBC Bank Canada, 1.000%, 4/18/18 CAD(f)	300,000	233
National Bank of Canada, 1.000%, 4/13/18 CAD(f)	200,000	155
National Bank of Canada, 1.000%, 4/18/18 CAD(f)	100,000	78
National Bank of Canada, 1.000%, 4/19/18 CAD(f)	100,000	77
Royal Bank of Canada, 0.010%, 4/12/18 CAD(f)	300,000	233
Royal Bank of Canada, 1.000%, 4/16/18 CAD(f)	1,000,000	776
Royal Bank of Canada, 1.000%, 4/18/18 CAD(f)	200,000	155
Royal Bank of Canada, 1.000%, 4/20/18 CAD(f)	200,000	155
Toronto Dominion Bank, 1.000%, 4/16/18 CAD(f)	500,000	388
Toronto Dominion Bank, 1.000%, 4/18/18 CAD(f)	200,000	155
Toronto Dominion Bank, 1.000%, 4/20/18 CAD(f)	300,000	233

Total		10,280

Money Market Funds (0.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.580%(k)#	4,219,494	4,219

Total		4,219

Multi-Sector Bond Portfolio

Short-Term Investments (13.1%)	Shares/ $ Par	Value $ (000’s)

Repurchase Agreements (11.4%)
Tri-Party JP Morgan repurchase (Purchased 3/29/18, to be repurchased at $98,321,080, collateralized by US Treasury, 1.875%, due 1/31/22, par and fair value of $102,415,000 and $100,106,662, respectively), 1.930%, 4/2/18(k)	98,300,000	98,300

Total		98,300

Total Short-Term Investments
(Cost: $112,728)		112,799

Short-Term Investments (13.1%)	Value $ (000’s)

Total Investments (101.5%)
(Cost: $861,251)(a)	873,377

Other Assets, Less
Liabilities (-1.5%)	(13,267)

Net Assets (100.0%)	860,110

#	7-day yield as of March 31, 2018.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018 the value of these securities (in thousands) was $171,390 representing 20.0% of the net assets.

AFC — Available Funds Cap security—Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.

CSTR — Collateral Strip Rate security—interest is based on the weighted net interest rate of the collateral.

GO — General Obligation

RB — Revenue Bond

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican New Peso

RUB — Russian Ruble

(a)	At March 31, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $863,652 and the net unrealized appreciation of investments based on that cost was $14,423 which is comprised of $34,157 aggregate gross unrealized appreciation and $19,734 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Euro-Bobl Future	Long	EUR	3,300	33	6/18	5,329	$44
Euro-Buxl Future	Long	EUR	1,500	15	6/18	3,052	85
Euro-Schatz Future	Long	EUR	5,900	59	6/18	8,129	12
US Five Year Treasury Note Future	Long	USD	38,900	389	6/18	44,525	195
US Ten Year Treasury Note Future	Long	USD	76,400	764	6/18	92,552	663
US Two Year Treasury Note Future	Long	USD	178,800	894	6/18	190,073	54
US Ultra Long Treasury Bond Future	Long	USD	4,900	49	6/18	7,863	211

(c)	PIK — Payment In Kind. PIK rates of INA-Holding Schaeffler GmbH & Co. KG 4.500%, Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350%, QGOG Constellation SA 0.500%.

(d)	Defaulted Security

(e)	Step bond security. Vericrest Opportunity Loan Transferee, Series 2015-NP14, Class A1 steps up to 7.375% on 12/25/18 and 8.375% on 12/25/19. Vericrest Opportunity Loan Transferee, Series 2017-NPL4, Class A1 steps up to 6.375% on 4/25/20 and 7.375% on 4/25/21.

Multi-Sector Bond Portfolio

(f)	Foreign Bond — par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on March 31, 2018.

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	ARS	9,900	488	4/18	$1		$-	$1
Sell	BNP Paribas	ARS	3,040	150	4/18	-		(4)	(4)
Sell	HSBC Bank USA NA	ARS	35,100	1,731	4/18	-		(8)	(8)
Sell	Royal Bank of Scotland PLC	ARS	1,500	74	4/18	-	(m)	-	- (m)
Sell	Bank of America NA	ARS	3,800	185	5/18	1		-	1
Sell	Barclays Bank PLC	ARS	1,300	63	5/18	-		(1)	(1)
Sell	Goldman Sachs International	ARS	2,600	126	5/18	-		(2)	(2)
Sell	HSBC Bank USA NA	ARS	13,650	663	5/18	-		(10)	(10)
Sell	Bank of America NA	ARS	1,600	76	6/18	1		-	1
Sell	Goldman Sachs International	ARS	2,800	133	6/18	5		-	5
Sell	UBS AG	AUD	2,772	2,129	4/18	15		-	15
Buy	BNP Paribas	BRL	6,724	2,037	4/18	14		-	14
Buy	JP Morgan Chase Bank NA	BRL	6,724	2,037	4/18	-		(21)	(21)
Buy	BNP Paribas	BRL	6,724	2,032	5/18	-		(26)	(26)
Sell	BNP Paribas	BRL	6,724	2,037	4/18	27		-	27
Sell	JP Morgan Chase Bank NA	BRL	6,724	2,037	4/18	-		(14)	(14)
Buy	JP Morgan Chase Bank NA	CAD	7,717	5,990	4/18	-		(5)	(5)
Sell	Goldman Sachs International	CAD	1,317	1,022	4/18	-		(11)	(11)
Sell	HSBC Bank USA NA	CAD	6,400	4,968	4/18	104		-	104
Sell	JP Morgan Chase Bank NA	CAD	200	155	4/18	-		(2)	(2)
Sell	Bank of America NA	CAD	1,600	1,242	4/18	5		-	5
Sell	BNP Paribas	CAD	200	155	4/18	1		-	1
Sell	Goldman Sachs International	CAD	200	155	4/18	-		(1)	(1)
Sell	BNP Paribas	CAD	1,300	1,009	4/18	-		(6)	(6)
Sell	HSBC Bank USA NA	CAD	500	388	4/18	-	(m)	-	- (m)
Sell	UBS AG	CAD	300	233	4/18	-		(1)	(1)
Sell	Barclays Bank PLC	CAD	1,300	1,009	4/18	-		(13)	(13)
Sell	Goldman Sachs International	CAD	2,500	1,941	4/18	-		(30)	(30)
Sell	Bank of America NA	CAD	1,000	776	4/18	-		(11)	(11)
Sell	BNP Paribas	CAD	200	155	4/18	-		(2)	(2)
Sell	Royal Bank of Canada	CAD	100	78	4/18	-		(1)	(1)
Sell	Bank of America NA	CAD	500	388	4/18	-		(5)	(5)
Sell	JP Morgan Chase Bank NA	CAD	7,717	5,993	5/18	5		-	5
Buy	BNP Paribas	EUR	95,558	117,580	4/18	-		(1,056)	(1,056)
Buy	HSBC Bank USA NA	EUR	420	517	4/18	4		-	4
Buy	JP Morgan Chase Bank NA	EUR	2,702	3,325	4/18	-		(21)	(21)
Sell	Bank of America NA	EUR	95,908	118,010	4/18	554		-	554
Sell	BNP Paribas	EUR	2,532	3,115	4/18	18		-	18
Sell	Royal Bank of Canada	EUR	240	295	4/18	2		-	2
Sell	BNP Paribas	EUR	95,558	117,823	5/18	1,059		-	1,059
Sell	HSBC Bank USA NA	EUR	406	501	5/18	2		-	2
Sell	Barclays Bank PLC	EUR	300	369	5/18	-	(m)	-	- (m)
Sell	Bank of America NA	EUR	400	494	6/18	-		(14)	(14)
Sell	UBS AG	EUR	2,400	2,966	6/18	-		(109)	(109)
Sell	Royal Bank of Canada	EUR	3,079	3,807	6/18	-		(75)	(75)
Sell	Royal Bank of Canada	EUR	1,395	1,732	8/18	18		-	18
Sell	HSBC Bank USA NA	EUR	1,284	1,625	3/19	11		-	11
Sell	UBS AG	EUR	99	125	3/19	1		-	1
Buy	HSBC Bank USA NA	GBP	31,943	44,816	4/18	-		(603)	(603)
Sell	Goldman Sachs International	GBP	30,940	43,409	4/18	-		(152)	(152)
Sell	HSBC Bank USA NA	GBP	568	797	4/18	9		-	9

Multi-Sector Bond Portfolio

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	JP Morgan Chase Bank NA	GBP	1,003	1,407	4/18	$12	$-	$12
Sell	HSBC Bank USA NA	GBP	31,943	44,871	5/18	603	-	603
Sell	UBS AG	JPY	19,600	184	4/18	-	- (m)	-	(m)
Buy	HSBC Bank USA NA	KRW	4,465,575	4,201	6/18	70	-	70
Sell	UBS AG	KRW	4,466,820	4,202	6/18	18	-	18
Buy	HSBC Bank USA NA	MXN	79,160	4,330	5/18	39	-	39
Buy	Barclays Bank PLC	RUB	238,479	4,133	6/18	-	(54)	(54)

						$2,601	$(2,259)	$342

(i)	Written options outstanding on March 31, 2018.

Description	Counterparty	Currency	Notional Par (000’s)	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call — US Ten Year Treasury Note Future	Merrill Lynch Capital Services	USD	50	$121.000	4/18	50	$(27)
Call — US Ten Year Treasury Note Future	Goldman Sachs International	USD	100	121.500	4/18	100	(31)
Put — US Ten Year Treasury Note Future	Merrill Lynch Capital Services	USD	100	119.500	4/18	100	(5)
Put — US Ten Year Treasury Note Future	Merrill Lynch Capital Services	USD	50	120.000	4/18	50	(5)

(Premiums Received $75)							$(68)

(j)	Swap agreements outstanding on March 31, 2018.

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Federative Republic of Brazil, 4.25%, 1/7/25	Goldman Sachs International	1.00%	6/22	1.314%	USD	500	$(25)	$19	$(6)
Federative Republic of Brazil, 4.25%, 1/7/25	Goldman Sachs International	1.00%	12/22	1.488%	USD	1,000	(44)	22	(22)
Federative Republic of Brazil, 4.25%, 1/7/25	HSBC Bank USA NA	1.00%	12/22	1.488%	USD	800	(35)	18	(17)
Novo Banco, 5.00%, 12/20/21	Morgan Stanley Capital Services	5.00%	12/21	7.268%	EUR	100	(20)	12	(8)
Park Aerospace Holdings, Ltd., 4.50%, 3/15/23(l)	UBS AG	5.00%	7/20	1.000%	USD	200	10	(1)	9
Republic of Brazil, 4.25%, 1/7/25	Barclays Bank PLC	1.00%	6/22	1.314%	USD	200	(10)	7	(3)
Republic of Indonesia, 5.875%, 3/13/20	HSBC Bank USA NA	1.00%	12/24	1.298%	USD	9,500	(76)	(93)	(169)
Republic of Peru, 8.75%,11/21/33	Barclays Bank PLC	1.00%	3/23	0.768%	USD	1,100	(15)	27	12
Republic of South Africa, 5.50%, 3/9/20	Barclays Bank PLC	1.00%	6/24	1.791%	USD	4,600	(304)	103	(201)
Russian Federation, 7.50%, 3/31/30	Goldman Sachs International	1.00%	9/20	0.669%	USD	400	(21)	25	4
Russian Federation, 7.50%, 3/31/30	Goldman Sachs International	1.00%	9/20	0.669%	USD	900	(43)	50	7
Russian Federation, 7.50%, 3/31/30	Goldman Sachs International	1.00%	6/22	0.994%	USD	2,100	(52)	52	-
Russian Federation, 7.50%, 3/31/30	HSBC Bank USA NA	1.00%	6/21	0.791%	USD	4,200	(194)	221	27

Multi-Sector Bond Portfolio

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Russian Federation, 7.50%, 3/31/30	JP Morgan Chase Bank NA	1.00%	9/20	0.669%	USD	1,500	$(81)	$93	$12
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21	Goldman Sachs International	1.00%	6/22	2.119%	USD	1,600	(65)	(4)	(69)
Unicredit Spa, 4.70%, 6/14/17	JP Morgan Chase Bank NA	1.00%	12/22	1.858%	EUR	900	(55)	12	(43)
United Mexican States, 5.95%, 3/19/19	BNP Paribas	1.00%	12/22	0.976%	USD	1,500	(47)	48	1
United Mexican States, 5.95%, 3/19/19	JP Morgan Chase Bank NA	1.00%	12/22	0.976%	USD	3,800	(123)	127	4

							$(1,200)	$738	$(462)

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
6-Month Euribor	1.00%	6/28	8,800	EUR	$(47)	$60	$13
6-Month GBP-LIBOR	1.75%	9/48	2,200	GBP	(116)	(66)	(182)
6-Month GBP-LIBOR	1.50%	9/28	3,900	GBP	90	(69)	21
6-Month JPY-LIBOR	0.45%	3/29	1,280,000	JPY	(66)	(31)	(97)

						$(106)	$(245)

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Ally Financial, Inc, 7.50%, 9/15/20	5.00%	6/22	0.992%	1,300	USD	$215	$(10)	$205
Berkshire Hathaway, Inc., 2.75%, 3/15/23	1.00%	12/22	0.569%	800	USD	16	- (m)	16
Ford Motor Co., 6.50%, 8/1/18	5.00%	12/23	1.558%	200	USD	42	(6)	36
Ford Motor Credit Co., 5.00%, 5/15/18	5.00%	12/22	1.141%	200	USD	36	(1)	35
Marks & Spencer PLC, 6.125%, 12/2/19	1.00%	12/22	1.444%	2,900	EUR	(37)	(32)	(69)
Navient Corp., 5.50%, 1/15/23	5.00%	12/22	2.644%	100	USD	11	- (m)	11
Navient Corp., 5.50%, 1/25/23	5.00%	12/21	1.999%	650	USD	69	(1)	68
Novo Banco, SA, 5.00%, 4/23/19	5.00%	12/21	7.268%	600	EUR	(111)	60	(51)
Telefonica Emisiones SAU, 2.73%, 5/29/19	1.00%	6/22	0.624%	3,000	EUR	58	1	59
Telefonica Emisiones SAU, 2.736%, 5/29/19	1.00%	12/22	0.736%	1,500	EUR	25	(1)	24
Volkswagen International Finance NV, 5.375%, 5/22/18	1.00%	6/22	0.540%	500	EUR	12	- (m)	12
Volkswagen International Finance NV, 5.375%, 5/22/18	1.00%	12/21	0.474%	700	EUR	18	- (m)	18

							$10	$364

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Markit CDX Emerging Markets	1.00%	6/23	1.381%	53,000	USD	$(1,089)	$151	$(938)
Markit CDX North America High Yield	5.00%	6/23	3.611%	28,900	USD	1,735	9	1,744
Markit CDX North America High Yield	5.00%	12/22	3.395%	23,700	USD	1,649	(111)	1,538
Markit CDX North America Investment Grade	1.00%	6/23	0.656%	42,100	USD	723	(28)	695
Markit CDX North America Investment Grade	1.00%	12/22	0.578%	16,900	USD	379	(65)	314
Markit Roll CDX	1.00%	12/22	1.169%	8,245	USD	(83)	25	(58)

							$(19)	$3,295

(k)	Cash or securities with an aggregate value of $219,594 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on March 31, 2018.

(l)	Security valued using significant unobservable inputs.

(m)	Amount is less than one thousand.

(p)	Restricted securities (excluding 144A issues) on March 31, 2018.

Description	Coupon	Maturity Date	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Rise, Ltd., Series 2014-1, Class A	4.750%	2/15/39	2/21/14	$473	$469	0.06%
Sberbank of Russia Via SB Capital SA	4.150%	3/6/19	1/16/18	$503	$502	0.06%

Reverse Repurchase Agreements

Reference Entity	Counterparty	Interest Rate	Borrowing Date	Maturity Date	Amount Borrowed	Payable for Reverse Repurchase Agreements
Altice SA	Barclays Bank PLC	(0.350)%	3/1/2018	Open	1,600,000	$1,465,000
Trinidad & Tobago Government	JP Morgan Chase Bank NA	0.500%	2/28/18	5/7/2018	400,000	$409,654
Nakilat, Inc.	JP Morgan Chase Bank NA	1.250%	3/28/2018	5/1/2015	1,000,000	$1,134,327

Multi-Sector Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2018.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Bank Loan Obligations	$-	$28,866	$-
Municipal Bonds	-	12,892	-
Corporate Bonds	-	442,702	-
Governments	-	191,987	-
Structured Products
Asset Backed Securities	-	51,975	74
Mortgage Securities	-	31,613	469
Short-Term Investments	-	-	-
Money Market Funds	4,219	-	-
All Others	-	108,580	-
Other Financial Instruments^
Futures	-	1,264	-
Forward Currency Contracts	-	2,601	-
Interest Rate Swaps	-	34	-
Credit Default Swaps	-	4,842	9
Total Assets:	$4,219	$87,356	$552
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-	(2,259)	-
Written Options	(68)	-	-
Interest Rate Swaps	-	(279)	-
Credit Default Swaps	-	(1,654)	-
Reverse Repurchase Agreements	-	(3,008)	-
Total Liabilities:	$(68)	$(7,200)	$-

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and short sales, written options and swaps contracts, which are valued at market value.

For the period ended March 31, 2018, there was a transfer from Level 3 to Level 2 in the amount of $1,604 (in thousands). This transfer was the result of an increase in the quantity of observable inputs for securities that were previously priced by a third-party vendor utilizing a broker quote.

Balanced Portfolio

Schedule of Investments

March 31, 2018 (unaudited)

Investment Companies (93.9%)	Shares/ $ Par	Value $ (000’s)

Domestic Equity (37.1%)
iShares Russell Mid-Cap ETF	2,000	413
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio(q)	43,109,443	71,605
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio(q)	39,062,862	71,172
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio(q)	26,565,033	72,576
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio(q)	48,064,490	147,942
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio(q)	60,465,823	71,954
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio(q)	37,160,809	72,501
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio(q)	69,846,287	71,872
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio(q)	27,309,392	97,768
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio(q)	52,419,615	93,831
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio(q)	9,062,156	26,688
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio(q)	15,016,960	37,137

Total		835,459

Fixed Income (45.8%)
iShares Core U.S. Aggregate Bond ETF	122,100	13,095
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio(q)	186,728,658	137,619
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio(q)	710,111,260	879,118

Total		1,029,832

Foreign Equity (11.0%)
iShares Core MSCI Emerging Markets ETF	214,475	12,525
iShares MSCI EAFE ETF	57,079	3,977
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio(q)	12,187,543	13,504
Northwestern Mutual Series Fund, Inc., International Equity Portfolio(q)	25,609,411	48,325
Northwestern Mutual Series Fund, Inc., International Growth Portfolio(q)	31,533,228	50,169
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio(q)	115,526,088	119,339

Total		247,839

Total Investment Companies
(Cost: $1,972,733)		2,113,130

Short-Term Investments (6.1%)	Shares/ $ Par	Value $ (000’s)

Commercial Paper (4.6%)
Apple, Inc., 0.000%, 4/19/18 144A	10,000,000	9,990
General Mills, Inc., 0.000%, 4/18/18 144A	5,000,000	4,994
Kellogg Co., 0.000%, 4/5/18 144A	5,000,000	4,998
Mondelez International, Inc., 0.000%, 4/16/18 144A	5,000,000	4,995
Pfizer, Inc., 0.000%, 5/21/18 144A	2,000,000	1,994
Pfizer, Inc., 0.000%, 6/1/18 144A	3,000,000	2,990
Pfizer, Inc., 0.000%, 6/14/18 144A	5,000,000	4,979
Roche Holdings, Inc., 0.000%, 4/23/18 144A	10,000,000	9,987
Societe Generale SA, 0.000%, 4/2/18 144A	9,000,000	8,998
Societe Generale SA, 0.000%, 5/9/18 144A	6,000,000	5,988
Societe Generale SA, 0.000%, 5/31/18 144A	4,000,000	3,986
The Southern Co., 0.000%, 4/2/18 144A	2,500,000	2,499
The Southern Co., 0.000%, 5/29/18 144A	7,500,000	7,470
Walgreens Boots Alliance, Inc., 0.000%, 5/14/18 144A	2,800,000	2,792
Walgreens Boots Alliance, Inc., 0.000%, 5/4/18 144A	1,249,000	1,246
Walgreens Boots Alliance, Inc., 0.000%, 5/21/18 144A	5,000,000	4,983
Walgreens Boots Alliance, Inc., 0.000%, 5/29/18 144A	900,000	896
Walmart, Inc., 0.000%, 4/9/18 144A	5,000,000	4,997
Walmart, Inc., 0.000%, 4/16/18 144A	5,000,000	4,995
The Walt Disney Co., 0.000%, 6/26/18 144A	10,000,000	9,950

Total		103,727

Money Market Funds (0.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.580%#	16,725,239	16,725

Total		16,725

US Government & Agencies (0.8%)
Federal Home Loan Bank, 0.000%, 4/11/18	9,500,000	9,496
Federal Home Loan Bank, 0.000%, 4/13/18	5,000,000	4,998
Federal Home Loan Bank, 0.000%, 7/3/18(b)	3,000,000	2,986

Total		17,480

Total Short-Term Investments
(Cost: $137,959)		137,932

Total Investments (100.0%)
(Cost: $2,110,692)(a)		2,251,062

Other Assets, Less
Liabilities (0.0%)		(286)

Net Assets (100.0%)		2,250,776

#	7-day yield as of March 31, 2018.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018 the value of these securities (in thousands) was $103,727 representing 4.6% of the net assets.

Balanced Portfolio

(a)	At March 31, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $2,110,692 and the net unrealized appreciation of investments based on that cost was $139,849 which is comprised of $154,325 aggregate gross unrealized appreciation and $14,476 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
E-Mini S&P 500 Future	Long	USD	$6	122	6/18	$16,122	$(521)

(q)	Affiliated Company

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2018.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$2,113,130	$-	$-
Short-Term Investments
Money Market Funds	16,725	-	-
All Others	-	121,207	-
Total Assets	$2,129,855	$121,207	$-
Liabilities:
Other Financial Instruments^
Futures	$(521)	$-	$-
Total Liabilities:	$(521)	$-	$-

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and short sales, written options and swaps contracts, which are valued at market value.

Asset Allocation Portfolio

Schedule of Investments

March 31, 2018 (unaudited)

Investment Companies (93.9%)	Shares/ $ Par	Value $ (000’s)

Domestic Equity (47.8%)
iShares Russell Mid-Cap ETF	3,300	681
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio(q)	6,384,038	10,604
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio(q)	5,790,325	10,550
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio(q)	3,866,168	10,562
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio(q)	6,976,279	21,473
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio(q)	10,109,791	12,031
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio(q)	6,192,313	12,081
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio(q)	10,190,920	10,486
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio(q)	4,116,680	14,738
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio(q)	7,860,179	14,070
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio(q)	2,020,629	5,951
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio(q)	2,970,932	7,347

Total		130,574

Fixed Income (30.3%)
iShares Core U.S. Aggregate Bond ETF	7,750	831
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio(q)	29,879,203	22,021
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio(q)	48,279,748	59,770

Total		82,622

Foreign Equity (15.8%)
iShares Core MSCI Emerging Markets ETF	2,475	145
iShares MSCI EAFE ETF	8,197	571
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio(q)	3,621,906	4,013
Northwestern Mutual Series Fund, Inc., International Equity Portfolio(q)	4,809,556	9,076
Northwestern Mutual Series Fund, Inc., International Growth Portfolio(q)	5,891,274	9,373

Investment Companies (93.9%)	Shares/ $ Par	Value $ (000’s)

Foreign Equity continued
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio(q)	19,462,279	20,104

Total		43,282

Total Investment Companies
(Cost: $232,633)		256,478

Short-Term Investments (6.1%)

Commercial Paper (3.6%)
Apple, Inc., 0.000%, 4/19/18 144A	1,000,000	999
Kellogg Co., 0.000%, 4/6/18 144A	1,000,000	999
Pfizer, Inc., 0.000%, 6/14/18 144A	1,000,000	996
Roche Holdings, Inc., 0.000%, 4/23/18 144A	1,000,000	999
Societe Generale SA, 0.000%, 4/2/18 144A	1,000,000	1,000
Societe Generale SA, 0.000%, 6/20/18 144A	1,000,000	995
The Southern Co., 0.000%, 4/9/18 144A	500,000	500
The Southern Co., 0.000%, 5/29/18 144A	500,000	498
Walgreens Boots Alliance, Inc., 0.000%, 5/4/18 144A	500,000	499
Walgreens Boots Alliance, Inc., 0.000%, 5/21/18 144A	500,000	498
Walmart, Inc., 0.000%, 4/9/18 144A	500,000	500
Walmart, Inc., 0.000%, 4/16/18 144A	500,000	499
The Walt Disney Co., 0.000%, 6/26/18 144A	1,000,000	995

Total		9,977

Money Market Funds (0.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.580%#	2,465,459	2,465

Total		2,465

US Government & Agencies (1.6%)
Federal Home Loan Bank, 0.000%, 4/13/18	800,000	800
Federal Home Loan Bank, 0.000%, 4/20/18	2,500,000	2,498
Federal Home Loan Bank, 0.000%, 7/3/18(b)	1,000,000	995

Total		4,293

Total Short-Term Investments
(Cost: $16,738)		16,735

Total Investments (100.0%)
(Cost: $249,371)(a)		273,213

Other Assets, Less
Liabilities (0.0%)		(93)

Net Assets (100.0%)		273,120

Asset Allocation Portfolio

#	7-day yield as of March 31, 2018.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018 the value of these securities (in thousands) was $9,977 representing 3.6% of the net assets.

(a)	At March 31, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $249,371 and the net unrealized appreciation of investments based on that cost was $23,744 which is comprised of $24,783 aggregate gross unrealized appreciation and $1,039 aggregate gross unrealized depreciation. Because certain tax adjustments are only calculated annually, these amounts do not reflect all tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer	Long/Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
E-Mini S&P 500 Future	Long	USD	$1	23	6/18	$3,039	$(98)

(q)	Affiliated Company

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2018.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$256,478	$-	$-
Short-Term Investments
Money Market Funds	2,465	-	-
All Others	-	14,270	-
Total Assets:	$258,943	$14,270	$-
Liabilities:
Other Financial Instruments^
Futures	$(98)	$-	$-
Total Liabilities:	$(98)	$-	$-

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and short sales, written options and swaps contracts, which are valued at market value.

Item 2.	Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: May 17, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: May 17, 2018

By:	/s/ Todd M. Jones
Todd M. Jones, Vice President,
Chief Financial Officer and Treasurer

Date: May 17, 2018